As Filed with the Securities and Exchange Commission on April 29, 2002
                                  Registration Nos. 33-59261, 811-5626
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                     [ ]
   Post-Effective Amendment No. 23                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 150                                                   [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

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                                   PART A

                             EXPLANATORY NOTE

This Registration Statement contains two separate Profiles, Prospectuses and Statements of Additional Information ("SAI") for the GoldenSelect DVA PLUS Contract. This Amendment to the Registration Statement contains only Form One of the Profile, Prospectus and Statement of Additional Information.

The Form One profile, prospectus and SAI describes the GoldenSelect DVA PLUS Contract as it is currently offered.

The Form Two Profile, Prospectus and SAI describe the GoldenSelect DVA PLUS Contract (named Granite PrimElite) which was offered by a distinct distribution channel, it provides a different and more limited number of portfolios. Form Two is no longer offered.

              DVA PLUS PROFILE AND PROSPECTUS
                        (FORM ONE)

ING VARIABLE ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

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                                   PROFILE OF

                            GOLDENSELECT DVA PLUS(R)

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                   MAY 1, 2002
     -------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     -------------------------------------------------------------------

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1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the mutual fund investment portfolios through our Separate Account B and/or (ii) in a Fixed Account of Golden American with guaranteed interest periods. The mutual fund portfolios are listed below. The Fixed Account is described in a separate prospectus titled Fixed Account I. Generally, the investment portfolios are designed to offer a better return than the Fixed Account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract offers a choice of death benefit options. You may choose the Standard Death Benefit or one of the enhanced death benefit options, described below. Your choice of death benefit will affect your mortality and expense risk charge. Subject to state availability, you may also elect, for an additional charge, an earnings multiplier benefit rider. Please see below for a description of the applicable charge. The earnings multiplier benefit rider provides a separate death benefit in addition to the death benefit option you select. For a description of the earnings multiplier benefit rider, please see below. To find out about availability, check with our Customer Service Center.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000 , Yr-2001, May 2001 and May 2002 contract owners. If you currently are a contract owner, the category of your contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

DVA PLUS PROFILE                                         PROSPECTUS BEGINS AFTER
                                                         PAGE 14 OF THIS PROFILE

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds or Excluded Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds or Excluded Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds or Excluded Funds is based on the better of the original May-2001 benefit calculation and the Special Funds or Excluded Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds or Excluded Funds is the same as the Special Funds or Excluded Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

Other than as specifically noted, this Profile and Prospectus describe the benefits applicable to all categories of contract owners.

Subject to state availability, you may also elect, for an additional charge, one of three other optional riders offering specified benefits featured in the prospectus for the contract. The three optional benefit riders are listed on page 12. The optional benefit riders can provide protection under certain circumstances, in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. Please see page 5 for a description of the applicable charges. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take -- such as withdrawals and transfers. The riders are not available to Contracts issued before January 1, 2000. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investment options, (3) transfers between investment options, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

                                        2                       DVA PLUS PROFILE

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

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                                 ANNUITY OPTIONS
--------------------------------------------------------------------------------
Option 1  Income for a fixed  Payments are made for a specified number of years
          period              to you or your beneficiary.
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Option 2  Income for life     Payments  are  made for the rest of your life or
          with a period       longer for a  specified  period  such as 10 or 20
          certain             years or until  the total  amount used to buy this
                              option has been repaid. This option comes with an
                              added  guarantee  that payments will continue to
                              your beneficiary for the remainder of such period
                              if you should die during the period.
--------------------------------------------------------------------------------
Option 3  Joint life income   Payments are  made  for your life and the life of
                              another person (usually your spouse).
--------------------------------------------------------------------------------
Option 4  Annuity plan        Any  other  annuitization  plan that we choose to
                              offer on the annuity start date.
--------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn age 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

                                        3                       DVA PLUS PROFILE

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into (1) the Fixed Account, and/or (2) into any one or more of the following mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the Trusts and Funds listed below. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

    THE GCG TRUST
      All Cap Series                             Global Franchise Series (S Class)        Liquid Asset Series
      Asset Allocation Growth Series             Growth Series                            Managed Global Series
      Capital Appreciation Series                Hard Assets Series                       Mid-Cap Growth Series
      Capital Growth Series                      International Enhanced EAFE              Real Estate Series
      Capital Guardian Small Cap Series          Series (S Class)                         Research Series
      Core Bond Series                           International Equity Series              Special Situations Series
      Developing World Series                    Internet Tollkeeper* Series              Strategic Equity Series
      Diversified Mid-Cap Series                 Investors Series                         Total Return Series
      Equity Growth Series (S Class)             J.P. Morgan Fleming Small                Value Equity Series
      Equity Income Series                       Cap Equity Series (S Class)              Van Kampen Growth and
      Focus Value Series (S Class)               Janus Growth and Income Series              Income Series (formerly
      Fully Managed Series                       Large Cap Value Series                      Rising Dividends)
      Fundamental Growth Focus                   Limited Maturity Bond Series
      Series (S Class)
                                                                  INVESCO VARIABLE INVESTMENT FUNDS, INC.
    AIM VARIABLE INSURANCE FUNDS                                    INVESCO VIF-- Financial Services Fund
      AIM V.I. Dent Demographic Trends Fund (Class II               INVESCO VIF-- Health Sciences Fund
         Shares)                                                    INVESCO VIF-- Leisure Fund
                                                                    INVESCO VIF-- Utilities Fund
    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Growth Portfolio (Service Class 2)               THE PIMCO VARIABLE INSURANCE TRUST
      Fidelity VIP Equity-Income Portfolio (Service Class 2)           PIMCO High Yield Portfolio
                                                                       PIMCO StocksPLUS Growth and Income Portfolio

    ING VARIABLE INSURANCE TRUST                                    PROFUNDS VP
      (FORMERLY PILGRIM VARIABLE INSURANCE TRUST)                      ProFund VP Bull
      ING  VP Worldwide Growth Portfolio (Service Shares)              ProFund VP Europe 30
         (formerly Pilgrim VIT Worldwide Growth Portfolio)             ProFund VP Small-Cap

    ING VP BOND PORTFOLIO                                           PRUDENTIAL SERIES FUND, INC.
      ING VP Bond Portfolio (Class S Shares)                           Jennison Portfolio (Class II Shares)
                                                                       SP Jennison International Growth Portfolio
    ING VARIABLE PRODUCTS TRUST                                           (Class II Shares)
      (FORMERLY ING VARIABLE PRODUCTS TRUST)
      ING  VP Growth Opportunities Portfolio (Service
         Shares)
         (formerly Pilgrim VP Growth Opportunities Portfolio)
      ING  VP MagnaCap Portfolio (Service Shares)
         (formerly Pilgrim VP MagnaCap Portfolio
      ING  VP SmallCap Opportunities Portfolio
         (Service Shares)
         (formerly Pilgrim VP SmallCap Opportunities Portfolio)

*Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.



                                        4                       DVA PLUS PROFILE

FUND CATEGORIES: For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds or Excluded Funds; and

     3)   Excluded Funds.

For more detailed information, please see "Covered Funds, Special Funds or Excluded Funds and Excluded Funds" in the prospectus.

In addition, we may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge for May-2001 and May-2002 contract owners (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

     ----------------------------------------------------------------------------------------------------
                                                    STANDARD              ENHANCED DEATH BENEFITS
                                                  DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     ----------------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge**                 1.15%          1.40%          1.50%          1.60%
     Asset-Based Administrative Charge                 0.15%          0.15%          0.15%          0.15%
                                                       -----          -----          -----          -----
          Total                                        1.30%          1.55%          1.65%          1.75%
     ----------------------------------------------------------------------------------------------------

Please see the Appendices of the prospectus for a description of the death benefits and mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGES
If you choose to purchase the earnings multiplier benefit rider, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charge directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, the rider charge will be deducted from the Fixed Account. The quarterly rider charge is 0.075% of the contract value (0.30% annually).

OPTIONAL BENEFIT RIDER CHARGES
If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the Fixed Account. The rider charges are as follows:

                                        5                       DVA PLUS PROFILE

     Minimum Guaranteed Accumulation Benefit (MGAB) rider

          Waiting Period         Quarterly Charge
          --------------         ----------------
          10 Year .........      0.125% of the MGAB Charge Base*(0.50% annually)
          20 Year .........      0.125% of the MGAB Charge Base (0.50% annually)

     Minimum Guaranteed Income Benefit (MGIB) rider

          MGIB Base Rate         Quarterly Charge
          --------------         ----------------
          7% ..............      0.125% of the MGIB Charge Base*(0.50% annually)

     Minimum Guaranteed Withdrawal Benefit (MGWB) rider

          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

     *    See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54% to 2.26% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

          COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7+
               SINCE PREMIUM PAYMENT
          SURRENDER CHARGE               7%   7%   6%   5%   4%   3%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: One part reflects the maximum mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract administrative charge as 0.04% (based on an average contract value of $100,000), the earnings multiplier benefit rider charge of 0.30%, and the highest optional rider charge assumed to be 0.75%, where the rider base is equal to the initial premium and increases by 7% each year. The second part reflects the same insurance charge, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2001, except for (i) portfolios that commenced operations during 2001 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the Max 7 Enhanced Death Benefit). The 1 Year examples above include a 7% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                        6                       DVA PLUS PROFILE

                                                                                                      EXAMPLES:
                                                                                                      ---------
                               TOTAL ANNUAL                        TOTAL ANNUAL              TOTAL CHARGES AT THE END OF:
                             INSURANCE CHARGES                        CHARGES                1 YEAR               10 YEARS
                            -------------------                 -------------------     -----------------     -----------------
                             WITH         W/O     TOTAL ANNUAL   WITH         W/O        WITH       W/O        WITH       W/O
                              THE         ANY      INVESTMENT     THE         ANY        THE        ANY        THE        ANY
                             RIDER       RIDER     PORTFOLIO     RIDER       RIDER      RIDER      RIDER      RIDER      RIDER
INVESTMENT PORTFOLIO        CHARGES     CHARGE      CHARGES     CHARGES     CHARGE      CHARGES    CHARGE     CHARGES    CHARGE
-------------------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
All Cap                       2.84%       1.79%       1.01%       3.85%       2.80%     $  109     $   98     $  408     $  313
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation          2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
Capital Growth                2.84%       1.79%       1.02%       3.86%       2.81%     $  109     $   98     $  409     $  314
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian
  Small Cap                   2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
Core Bond                     2.84%       1.79%       1.01%       3.85%       2.80%     $  109     $   98     $  408     $  313
-------------------------------------------------------------------------------------------------------------------------------
Developing World              2.84%       1.79%       1.76%       4.60%       3.55%     $  116     $  106     $  469     $  382
-------------------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap           2.84%       1.79%       1.01%       3.85%       2.80%     $  109     $   98     $  408     $  313
-------------------------------------------------------------------------------------------------------------------------------
Equity Growth                 2.84%       1.79%       1.01%       3.85%       2.80%     $  109     $   98     $  408     $  313
-------------------------------------------------------------------------------------------------------------------------------
Equity Income                 2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
Focus Value                   2.84%       1.79%       1.06%       3.90%       2.85%     $  109     $   99     $  412     $  318
-------------------------------------------------------------------------------------------------------------------------------
Fully Managed                 2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth            2.84%       1.79%       1.06%       3.90%       2.85%     $  109     $   99     $  412     $  318
-------------------------------------------------------------------------------------------------------------------------------
Global Franchise              2.84%       1.79%       1.26%       4.10%       3.05%     $  111     $  101     $  429     $  336
-------------------------------------------------------------------------------------------------------------------------------
Growth                        2.84%       1.79%       1.02%       3.86%       2.81%     $  109     $   98     $  409     $  314
-------------------------------------------------------------------------------------------------------------------------------
Hard Assets                   2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
International Enhanced
  EAFE                        2.84%       1.79%       1.26%       4.10%       3.05%     $  111     $  101     $  429     $  336
-------------------------------------------------------------------------------------------------------------------------------
International Equity          2.84%       1.79%       1.26%       4.10%       3.05%     $  111     $  101     $  429     $  336
-------------------------------------------------------------------------------------------------------------------------------
Internet Tollkeeper           2.84%       1.79%       1.86%       4.70%       3.65%     $  117     $  107     $  477     $  391
-------------------------------------------------------------------------------------------------------------------------------
Investors                     2.84%       1.79%       1.01%       3.85%       2.80%     $  109     $   98     $  408     $  313
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming
  Small Cap Equity            2.84%       1.79%       1.16%       4.00%       2.95%     $  110     $  100     $  421     $  327
-------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income       2.84%       1.79%       1.11%       3.95%       2.90%     $  110     $   99     $  416     $  322
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               2.84%       1.79%       1.01%       3.85%       2.80%     $  109     $   98     $  408     $  313
-------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond         2.84%       1.79%       0.54%       3.38%       2.33%     $  102     $   94     $  340     $  267
-------------------------------------------------------------------------------------------------------------------------------
Liquid Asset                  2.84%       1.79%       0.54%       3.38%       2.33%     $  102     $   94     $  340     $  267
-------------------------------------------------------------------------------------------------------------------------------
Managed Global                2.84%       1.79%       1.26%       4.10%       3.05%     $  111     $  101     $  429     $  336
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                2.84%       1.79%       0.89%       3.73%       2.68%     $  108     $   97     $  398     $  301
-------------------------------------------------------------------------------------------------------------------------------
Real Estate                   2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
Research                      2.84%       1.79%       0.89%       3.73%       2.68%     $  108     $   97     $  398     $  301
-------------------------------------------------------------------------------------------------------------------------------
Special Situations            2.84%       1.79%       1.11%       3.95%       2.90%     $  110     $   99     $  416     $  322
-------------------------------------------------------------------------------------------------------------------------------
Strategic Equity              2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
Total Return                  2.84%       1.79%       0.89%       3.73%       2.68%     $  108     $   97     $  398     $  301
-------------------------------------------------------------------------------------------------------------------------------
Value Equity                  2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Growth
  and Income                  2.84%       1.79%       0.95%       3.79%       2.74%     $  108     $   98     $  403     $  307

AIM VARIABLE INSURANCE FUND
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent
  Demographic
  Trends Fund                 2.84%       1.79%       1.45%       4.29%       3.24%     $  113     $  103     $  445     $  354
-------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-
  Income                      2.84%       1.79%       0.84%       3.68%       2.63%     $  107     $   97     $  393     $  296
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth           2.84%       1.79%       0.93%       3.77%       2.72%     $  108     $   98     $  401     $  305
-------------------------------------------------------------------------------------------------------------------------------

                                        7                       DVA PLUS PROFILE

                                                                                                      EXAMPLES:
                                                                                                      ---------
                               TOTAL ANNUAL                        TOTAL ANNUAL              TOTAL CHARGES AT THE END OF:
                             INSURANCE CHARGES                        CHARGES                1 YEAR               10 YEARS
                            -------------------                 -------------------     -----------------     -----------------
                             WITH         W/O     TOTAL ANNUAL   WITH         W/O        WITH       W/O        WITH       W/O
                              THE         ANY      INVESTMENT     THE         ANY        THE        ANY        THE        ANY
                             RIDER       RIDER     PORTFOLIO     RIDER       RIDER      RIDER      RIDER      RIDER      RIDER
INVESTMENT PORTFOLIO        CHARGES     CHARGE      CHARGES     CHARGES     CHARGE      CHARGES    CHARGE     CHARGES    CHARGE
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
ING VP Worldwide
  Growth                      2.84%       1.79%       1.23%       4.07%       3.02%     $  111     $  100     $  426     $  334

ING VARIABLE PRODUCTS TRUST
ING VP Growth
  Opportunities               2.84%       1.79%       1.10%       3.94%       2.89%     $  110     $   99     $  416     $  334
-------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap               2.84%       1.79%       1.10%       3.94%       2.89%     $  110     $   99     $  416     $  321
-------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap
  Opportunities               2.84%       1.79%       1.10%       3.94%       2.89%     $  110     $   99     $  416     $  321

ING VP BOND PORTFOLIO
  ING VP Bond                 2.84%       1.79%       0.75%       3.59%       2.54%     $  106     $   96     $  385     $  288

INVESCO VARIABLE INVESTMENT FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--
  Financial Services          2.84%       1.79%       1.07%       3.91%       2.86%     $  109     $   99     $  413     $  319
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--
  Health Sciences             2.84%       1.79%       1.06%       3.90%       2.85%     $  109     $   99     $  412     $  318
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--
  Leisure                     2.84%       1.79%       1.39%       4.23%       3.18%     $  112     $  102     $  440     $  348
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--
  Utilities                   2.84%       1.79%       1.37%       4.21%       3.16%     $  112     $  102     $  438     $  347

THE PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield              2.84%       1.79%       0.75%       3.59%       2.54%     $  106     $   96     $  385     $  288
-------------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income           2.84%       1.79%       0.65%       3.49%       2.44%     $  105     $   95     $  377     $  278

PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT              2.84%       1.79%       1.04%       3.88%       2.83%     $  109     $   99     $  410     $  316
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap
  Value VCT                   2.84%       1.79%       1.11%       3.95%       2.90%     $  110     $   99     $  416     $  322

PROFUNDS VP
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull               2.84%       1.79%       1.98%       4.82%       3.77%     $  118     $  108     $  486     $  401
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP
  Europe 30                   2.84%       1.79%       1.89%       4.73%       3.68%     $  117     $  107     $  479     $  393
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP
  Small-Cap                   2.84%       1.79%       2.25%       5.09%       4.04%     $  121     $  111     $  507     $  424
-------------------------------------------------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.
Jennison                      2.84%       1.79%       1.04%       3.88%       2.83%     $  109     $   99     $  410     $  316
-------------------------------------------------------------------------------------------------------------------------------
SP Jennison
  International Growth        2.84%       1.79%       2.26%       5.10%       4.05%     $  121     $  111     $  507     $  425
-------------------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

                                        8                       DVA PLUS PROFILE

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You or in the case of death, your beneficiary, will generally be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 11. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the Fixed Account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 2001. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, the earnings multiplier benefit rider charge and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                        9                       DVA PLUS PROFILE

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   CALENDAR YEAR
INVESTMENT PORTFOLIO                                     2001        2000        1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------------------
Managed by A I M  Capital Management, Inc.
     Capital Appreciation(1)                             -15.21%     -17.45%      21.48%        9.79%       25.71%       17.04%
     Strategic Equity(2)                                 -23.20%     -14.70%      52.32%       -1.78%        20.03%      16.21%
-------------------------------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
     Capital Growth(2)                                   -15.97%     -19.31%      22.36%        9.10%       21.98%          --
-------------------------------------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
     Developing World(2)                                  -7.73%     -35.60%      57.67%          --           --           --
     Hard Assets(2)                                      -14.36%      -7.24%      20.27%      -31.52%         3.44%      29.62%
-------------------------------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
     Large Cap Value                                      -6.14%         --          --           --           --           --
     Managed Global(3)                                   -14.17%     -16.80%      59.21%       26.06%        9.32%        9.35%
     Capital Guardian
       Small Cap(3)                                       -4.06%     -20.38%      46.84%       17.90%        7.48%       17.09%
-------------------------------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
     Value Equity                                         -6.90%       5.97%      -2.09%       -1.09%        24.09%       7.69%
-------------------------------------------------------------------------------------------------------------------------------
Managed by Fidelity Management & Research Company
     Diversified Mid-Cap                                  -9.07%         --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
     Limited Maturity Bond                                 5.99%      4.97%       -1.47%        4.12%        3.93%        1.61%
     Liquid Asset                                          1.17%      3.33%        2.05%        2.35%        2.35%        2.21%
-------------------------------------------------------------------------------------------------------------------------------
Managed by ING Investments, LLC
     International Equity (6)                            -24.70%     -27.90%      49.58%        2.65%          --           --
     ING VP Worldwide Growth                             -20.69%         --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Managed by Janus Capital Management LLC
     Growth(2)                                           -31.99%     -24.05%      73.77%       23.62%       12.84%          --
     Janus Growth and Income                             -11.83%         --          --           --           --           --
     Special Situations                                   -7.49%         --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Managed by Prudential Series Fund, Inc.
     Jennison Portfolio                                  -20.69%         --          --           --           --           --
     SP Jennison International                           -37.53%         --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management
     Investors                                            -6.75%         --          --           --           --           --
     All Cap                                              -0.75%         --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                                      -25.57%       5.46%      74.63%       19.70%       16.61%       17.47%
     Research                                            -23.46%      -7.00%      21.06%       19.94%       17.08%       20.03%
     Total Return                                         -2.12%      13.53%       0.70%        8.74%       17.80%       10.66%
-------------------------------------------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     Core Bond(5)                                         -0.21%      -1.67%     -11.03%        8.98%      -1.96%         2.25%
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO High Yield                                     -0.31%      -3.44%       0.35%          --           --           --
     PIMCO StocksPLUS Growth and Income                  -13.72%     -11.85%      16.80%          --           --           --
Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                                     -1.28%      10.02%      -3.29%        5.48%       14.45%        5.90%
     Fully Managed                                         7.03%      18.87%       4.17%        3.17%       12.41%       13.27%
-------------------------------------------------------------------------------------------------------------------------------
Managed by Van Kampen
     Real Estate(4)                                        5.30%      27.71%      -6.32%      -15.75%        19.67%      31.56%
     Van Kampen Growth and Income(7)                      -14.22      -4.65%      12.92%       11.22%       26.57%       17.42%
-------------------------------------------------------------------------------------------------------------------------------

     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to May 1, 2000, a different firm managed the Portfolio.
     (5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
     (6)  Prior to December 14, 2001, a different firm managed the Portfolio.
     (7)  Prior to January 29, 2002, a different firm managed the Portfolio.

                                       10                       DVA PLUS PROFILE

9.   DEATH BENEFIT
The death benefit, and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR MAY-2002 CONTRACT OWNERS. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX G TO THE PROSPECTUS FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE A YR-2001 OR MAY 2001 CONTRACT OWNER, PLEASE SEE APPENDIX H TO THE PROSPECTUS FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the 7% Solution Enhanced Death Benefit, or (iv) the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit, the 7% Solution Enhanced Death Benefit, and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet, 7% Solution, and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

BASE DEATH BENEFIT. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of :

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment options may be designated as "Special Funds or Excluded Funds." Selecting a Special Fund or Excluded Fund may limit or reduce certain enhanced death benefits. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may affect also the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

Each of the enhanced death benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum

                                       11                       DVA PLUS PROFILE
guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Excluded Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds as further described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the lesser of: a) the cap; and b) the sum of the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds, the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Special Funds, and the Contract Value allocated to Excluded Funds, as further described in the prospectus.

The MAX 7 ENHANCED DEATH BENEFIT equals the GREATER of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund or Excluded Fund.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals. If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for this feature and once selected, it may not be revoked. The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the

                                       12                       DVA PLUS PROFILE

Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 5 for a description of the earnings multiplier benefit rider charge.

THE RIDER IS AVAILABLE FOR BOTH NON-QUALIFIED AND QUALIFIED CONTRACTS. PLEASE SEE THE DISCUSSIONS OF POSSIBLE TAX CONSEQUENCES IN SECTIONS TITLED "INDIVIDUAL RETIREMENT ANNUITIES," "TAXATION OF NON-QUALIFIED CONTRACTS," AND "TAXATION OF QUALIFIED CONTRACTS," IN THE PROSPECTUS.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period (i), we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, and under some circumstances, you may be entitled to a longer free look period.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the Fixed Account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that a transfer or withdrawal from your Fixed Account may cause a market value adjustment. See the GoldenSelect Fixed Account I prospectus. Keep in mind that a transfer between Covered Funds, Special Funds or Excluded Funds will impact your death benefit and benefits under an optional benefit rider, if any. Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. See "Restricted Funds" in the prospectus for more information.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

THE FOLLOWING DESCRIBES THE OPTIONAL RIDERS FOR CONTRACT OWNERS PURCHASING CONTRACTS ON OR AFTER MAY 1, 2002. IF YOU PURCHASED YOUR CONTRACT PRIOR TO THAT DATE, PLEASE SEE APPENDIX I TO THE PROSPECTUS IF YOU ARE A PRE-2000 OR
YR-2000 CONTRACT OWNER OR APPENDIX J TO THE PROSPECTUS IF YOU ARE A YR-2001
OR MAY 2001 CONTRACT OWNER FOR A DESCRIPTION OF THE CALCULATION OF THE OPTIONAL RIDER BENEFITS APPLICABLE UNDER YOUR CONTRACT.

          Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment at the end of ten years, or, at least equal two times your initial premium payment at the end of twenty years, depending on the waiting period you select, reduced pro rata for withdrawals and certain transfers. The

                                       13                       DVA PLUS PROFILE

     MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Investment in Special Fund or Excluded Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Excluded Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

          Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay them, and accumulated at the MGIB rate, less pro rata adjustments for withdrawals and transfers. Investment in Special Funds or Excluded Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds or Excluded Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

          Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, which, when added together, equal all premium payments paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Excluded Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is your premium payments received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Excluded Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Excluded Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. There is no additional charge for these features. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the Fixed Account with either a 6-month or 1-year guaranteed interest period. Transfers from the Fixed Account under this program will not be subject to a market value adjustment. See Fixed Account prospectus. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the Fixed Account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn See fixed Account prospectus. If you invest in Restricted Funds, your systematic

                                       14                       DVA PLUS PROFILE
     withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the Fixed Account are not eligible for automatic rebalancing. See Fixed Account Prospectus. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     Customer Service Center
     P.O. Box 2700
     West Chester, Pennsylvania  19380
     (800) 366-0066

or your registered representative.

                                       15                       DVA PLUS PROFILE

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                            GOLDENSELECT DVA PLUS(R)
--------------------------------------------------------------------------------

                                                                     MAY 1, 2002

     This prospectus describes GoldenSelect DVA Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2002, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE ING VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE ING VARIABLE PRODUCTS TRUST, ING VP BOND PORTFOLIO, THE PROFUNDS, THE AIM VARIABLE INSURANCE FUNDS, THE PIONEER VARIABLE CONTRACTS TRUST OR THE INVESCO VARIABLE INVESTMENT FUNDS, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                              J. P. MORGAN FLEMING ASSET MANAGEMENT
     AIM V.I. Dent Demographic Trends Fund                                 (LONDON) LIMITED
A I M CAPITAL MANAGEMENT, INC.                                         International Enhanced EAFE Series
     Capital Appreciation Series                                  J. P. MORGAN FLEMING ASSET MANAGEMENT
     Strategic Equity Series                                           (USA) INC.
ALLIANCE CAPITAL MANAGEMENT L. P.                                      J. P. Morgan Fleming Small Cap Equity Series
     Capital Growth Series                                        JANUS CAPITAL CORPORATION
BARING INTERNATIONAL INVESTMENT, LIMITED    (AN AFFILIATE)             Growth Series
     Developing World Series                                           Janus Growth and Income Series
     Hard Assets Series                                                Special Situations Series
CAPITAL GUARDIAN TRUST COMPANY                                    JENNISON ASSOCIATES LLC
     Large Cap Value Series                                            Prudential Jennison Portfolio
     Managed Global Series                                             SP Jennison International Growth Portfolio
     Capital Guardian Small Cap Series                            MASSACHUSETTS FINANCIAL SERVICES COMPANY
EAGLE ASSET MANAGEMENT, INC                                            Mid-Cap Growth Series
     Value Equity Series                                               Research Series
FIDELITY MANAGEMENT & RESEARCH COMPANY                                 Total Return Series
     Diversified Mid-Cap Series                                   MERCURY ADVISORS
     Fidelity VIP Growth Portfolio                                     Focus Value Series
     Fidelity VIP Equity & Income Portfolio                            Fundamental Growth Focus Series
GOLDMAN SACHS ASSET MANAGEMENT                                    PACIFIC INVESTMENT MANAGEMENT COMPANY
     Internet TollkeeperSM Series                                      PIMCO High Yield Bond Portfolio
ING INVESTMENT MANAGEMENT, LLC                                         PIMCO StocksPLUS Growth and Income Portfolio
  (AN AFFILIATE)                                                       Core Bond Series
     Limited Maturity Bond Series                                 PIONEER INVESTMENT MANAGEMENT, INC.
     Liquid Asset Series                                               Pioneer Fund VCT Portfolio
ING INVESTMENTS, LLC (AN AFFILIATE)                                    Pioneer Mid-Cap Value VCT Portfolio
  (FORMERLY PILGRIM INVESTMENTS, LLC)                             PROFUND ADVISORS LLC
     International Equity Series*                                      ProFund VP Bull
ING INVESTMENTS, LLC                                                   ProFund VP Europe 30
  (AN AFFILIATE)                                                       ProFund VP Small-Cap
     ING VP Worldwide Growth Portfolio                            SALOMON BROTHERS ASSET MANAGEMENT, INC
       (formerly Pilgrim VIT Worldwide Growth Portfolio)               All Cap Series
     ING VP Growth Opportunities Portfolio                             Investors Series
       (formerly Pilgrim VP Growth Opportunities Portfolio)       T. ROWE PRICE ASSOCIATES, INC.
     ING VP MagnaCap Portfolio                                         Equity Income Series
       (formerly Pilgrim VP MagnaCap Portfolio)                        Fully Managed Series
     ING VP SmallCap Opportunities Portfolio                      VAN KAMPEN
       (formerly Pilgrim VP SmallCap Opportunities                     Equity Growth Series
         Portfolio)                                                    Global Franchise Series
ING VP BOND PORTFOLIO                                                  Real Estate Series
     ING VP Bond Portfolio                                             Van Kampen Growth and Income Series
INVESCO FUNDS GROUP INC.
     INVESCO VIF -- Financial Services Fund
     INVESCO VIF -- Health Sciences Fund
     INVESCO VIF -- Utilities Fund
     INVESCO VIF -- Leisure Fund

     * Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

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                                TABLE OF CONTENTS
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                                                                         PAGE

     Index of Special Terms .........................................      1
     Fees and Expenses ..............................................      2
     Performance Information ........................................     14
     Golden American Life Insurance Company .........................     16
     The Trusts and Funds ...........................................     16
     Golden American Separate Account B .............................     17
     The Investment Portfolios ......................................     18
     Covered Funds, Special Funds and Excluded Funds ................     29
     The Annuity Contract ...........................................     29
           Contract Date and Contract Year ..........................     29
           Annuity Start Date .......................................     29
           Contract Owner ...........................................     29
           Annuitant ................................................     30
           Beneficiary ..............................................     30
           Purchase and Availability of the Contract ................     31
           Crediting of Premium Payments ............................     31
           Administrative Procedures ................................     33
           Contract Value ...........................................     33
           Cash Surrender Value .....................................     33
           Surrendering to Receive the Cash Surrender Value .........     33
           The Subaccounts ..........................................     34
           Addition, Deletion or Substitution of Subaccounts
               and Other Changes ....................................     34
           The Fixed Account ........................................     34
           Optional Riders ..........................................     34
               Rider Date ...........................................     35
               No Cancellation ......................................     35
               Termination ..........................................     35
               Minimum Guaranteed Accumulation Benefit Rider ........     35
               Minimum Guaranteed Income Benefit Rider ..............     37
               Minimum Guaranteed Withdrawal Benefit Rider ..........     39
           Other Contracts ..........................................     42
           Other Important Provisions ...............................     42
     Withdrawals ....................................................     42

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         PAGE

    Transfers Among Your Investments ...............................     45
    Death Benefit Choices ..........................................     48
           Death Benefit During the Accumulation Phase ..............     48
               Standard Death Benefit ...............................     49
               Enhanced Death Benefit Options .......................     49
               Earnings Multiplier Benefit Option ...................     51
           Death Benefit During the Income Phase ....................     52
           Continuation After Death--Spouse .........................     52
           Continuation After Death--Non Spouse .....................     52
           Required Distributions upon Contract Owner's Death .......     53
     Charges and Fees ...............................................     53
           Charge Deduction Subaccount ..............................     54
           Charges Deducted from the Contract Value .................     54
               Surrender Charge .....................................     54
               Waiver of Surrender Charge for Extended Medical Care .     54
               Free Withdrawal Amount ...............................     54
               Surrender Charge for Excess Withdrawals ..............     54
               Premium Taxes ........................................     55
               Administrative Charge ................................     55
               Transfer Charge ......................................     55
           Charges Deducted from the Subaccounts ....................     55
               Mortality and Expense Risk Charge ....................     55
               Asset-Based Administrative Charge ....................     55
               Earnings Multiplier Benefit Charge ...................     55
               Optional Rider Charges ...............................     56
           Trust Expenses ...........................................     57
     The Annuity Options ............................................     57
     Other Contract Provisions ......................................     59

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         PAGE

     Other Information ..............................................     61
     Federal Tax Considerations .....................................     62
     Statement of Additional Information
        Table of Contents ...........................................    131
     Appendix A
        Condensed Financial Information .............................     A1
     Appendix B
        The Investment Portfolios....................................     B1
     Appendix C
        Surrender charge for Excess Withdrawals Example .............     B1
     Appendix D
        The Fixed Account I
     Appendix E
        Fixed Interest Division
     Appendix F
        Withdrawal Adjustment for 7% Solution Death
        Benefit Examples ............................................     C1
     Appendix G
        Death Benefits for Pre-2000 or Yr-2000
        Contract Owners .............................................     D1
     Appendix H
        Death Benefits for Yr-2001 and May-2001 Contract Owners
     Appendix I
        Optional Rider Benefits for Pre-2000 and Yr-2000
        Contract Owners .............................................     E1
     Appendix J
        Optional Rider Benefits for Year-2001 and
        May-2001 Contract Owners

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                  PAGE
Accumulation Unit                              14
Annual Ratchet Enhanced Death Benefit          50
Annuitant                                      30
Annuity Start Date                             29
Cash Surrender Value                           33
Contract Date                                  29
Contract Owner                                 29
Contract Value                                 33
Contract Year                                  29
Covered Fund
Earnings Multiplier Benefit                    51
Excluded Fund
Fixed Interest Allocation                      26
Free Withdrawal Amount                         54
Market Value Adjustment                        28
Max 7 Enhanced Death Benefit                   51
Net Investment Factor                          14
Restricted Fund                                25
Rider Date                                     35
7% Solution Enhanced Death Benefit             50
Special Fund                                   29
Standard Death Benefit                         49

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Fixed Interest Allocation               Fixed Allocation
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

          COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7+
               SINCE PREMIUM PAYMENT
          SURRENDER CHARGE               7%   7%   6%   5%   4%   3%   1%   0%

     Transfer Charge .................................    $ 25 per transfer, if
          you make more than 12 transfers in a contract year **

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
     **   We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

     Administrative Charge ...........................    $ 40

     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     *    We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES*

     ----------------------------------------------------------------------------------------------------
                                                    STANDARD              ENHANCED DEATH BENEFITS
                                                  DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     ----------------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge**                 1.15%          1.40%          1.50%          1.60%
     Asset-Based Administrative Charge                 0.15%          0.15%          0.15%          0.15%
                                                       -----          -----          -----          -----
          Total                                        1.30%          1.55%          1.65%          1.75%
     ----------------------------------------------------------------------------------------------------

     * As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.
     ** This mortality and expense risk charge applies to Yr-2001, May-2001 and May-2002 contract owners. Please see Appendix G for the mortality and expense risk charges applicable to Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE*

     Quarterly Charge ................................    0.075% of contract
                                                          value (0.30% annually)

     * We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES*

     Minimum Guaranteed Accumulation Benefit rider:

          Waiting Period       Quarterly Charge
          --------------       ----------------
          10 Year ........     0.125% of the MGAB Charge Base(1)(0.50% annually)
          20 Year ........     0.125% of the MGAB Charge Base (0.50% annually)

     Minimum Guaranteed Income Benefit rider:

          MGIB Rate            Quarterly Charge
          ---------            ----------------
          7% .............     0.125% of the MGIB Charge Base(2)(0.50% annually)

     Minimum Guaranteed Withdrawal Benefit rider:

          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount(3) (0.50% annually)

     * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
     (1) The MGAB Charge Base is the total of premiums added during the 2-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the 2-year period commencing on the rider date if you purchase the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.
     (2) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay them, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate (7%). The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.
     (3) The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE      EXPENSES  REDUCTIONS(1)   REDUCTIONS   REDUCTIONS
--------------------------------------------------------------------------------------------------------------
All Cap                               1.00%        0.00%      0.01%        1.01%          0.00%        1.01%
--------------------------------------------------------------------------------------------------------------
Capital Appreciation                  0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
Capital Growth                        1.01%        0.00%      0.01%        1.02%          0.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap            0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
Core Bond(1)                          1.00%        0.00%      0.01%        1.01%          0.00%        1.01%
--------------------------------------------------------------------------------------------------------------
Developing World                      1.75%        0.00%      0.01%        1.76%          0.00%        1.76%
--------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap                   1.00%        0.00%      0.01%        1.01%          0.00%        1.01%
--------------------------------------------------------------------------------------------------------------
Equity Growth(2)                      0.75%        0.25%      0.01%        1.01%          0.00%        1.01%
--------------------------------------------------------------------------------------------------------------
Equity Income                         0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
Focus Value(2)                        0.80%        0.25%      0.01%        1.06%          0.00%        1.06%
--------------------------------------------------------------------------------------------------------------
Fully Managed                         0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
Fundamental Growth(2)                 0.80%        0.25%      0.01%        1.06%          0.00%        1.06%
--------------------------------------------------------------------------------------------------------------
Global Franchise(2)                   1.00%        0.25%      0.01%        1.26%          0.00%        1.26%
--------------------------------------------------------------------------------------------------------------
Growth (3)                            1.01%        0.00%      0.01%        1.02%          0.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Hard Assets                           0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
International Enhanced EAFE(2)        1.00%        0.25%      0.01%        1.26%          0.00%        1.26%
--------------------------------------------------------------------------------------------------------------
International Equity(1)               1.25%        0.00%      0.01%        1.26%          0.00%        1.26%
--------------------------------------------------------------------------------------------------------------
Internet Tollkeeper (1)               1.85%        0.00%      0.01%        1.86%          0.00%        1.86%
--------------------------------------------------------------------------------------------------------------
Investors                             1.00%        0.00%      0.01%        1.01%          0.00%        1.01%
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap
 Equity(2)                            0.90%        0.25%      0.01%        1.16%          0.00%        1.16%
--------------------------------------------------------------------------------------------------------------
Janus Growth and Income               1.10%        0.00%      0.01%        1.11%          0.00%        1.11%
--------------------------------------------------------------------------------------------------------------
Large Cap Value                       1.00%        0.00%      0.01%        1.01%          0.00%        1.01%
--------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                 0.53%        0.00%      0.01%        0.54%          0.00%        0.54%
--------------------------------------------------------------------------------------------------------------
Liquid Asset                          0.53%        0.00%      0.01%        0.54%          0.00%        0.54%
--------------------------------------------------------------------------------------------------------------
Managed Global                        1.25%        0.00%      0.01%        1.26%          0.00%        1.26%
--------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                        0.88%        0.00%      0.01%        0.89%          0.00%        0.89%
--------------------------------------------------------------------------------------------------------------
Real Estate                           0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
Research                              0.88%        0.00%      0.01%        0.89%          0.00%        0.89%
--------------------------------------------------------------------------------------------------------------
Special Situations                    1.10%        0.00%      0.01%        1.11%          0.00%        1.11%
--------------------------------------------------------------------------------------------------------------
Strategic Equity                      0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
Total Return                          0.88%        0.00%      0.01%        0.89%          0.00%        0.89%
--------------------------------------------------------------------------------------------------------------
Value Equity                          0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income(4)       0.94%        0.00%      0.01%        0.95%          0.00%        0.95%
--------------------------------------------------------------------------------------------------------------

     (1)  Annualized.
     (2)  Estimated investment advisory fee for year 2002.
     (3) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $1.3 billion with respect to the Growth Series through December 31, 2002.
     (4) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Series through December 31, 2002.

AIM VARIABLE INSURANCE FUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE    EXPENSES(1) REDUCTIONS(1)  REDUCTIONS(2) REDUCTIONS
--------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic
  Trends (Class II Shares)            0.85%        0.25%      0.59%        1.69%          0.24%        1.45%
--------------------------------------------------------------------------------------------------------------

     (1) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.
     (2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Fund Annual Expenses to 1.45%. Management (Advisory) Fees and 12b-1 Fee were 0.71% and 0.15%, respectively, after fee waivers and reimbursements.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE      EXPENSES  REDUCTIONS(1)   REDUCTIONS   REDUCTIONS
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
  (Service Class 2)                   0.48%        0.25%      0.11%        0.84%          0.00%        0.84%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth (Service
  Class 2)                            0.58%        0.25%      0.10%        0.93%          0.00%        0.93%
--------------------------------------------------------------------------------------------------------------

     (1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE     EXPENSES    REDUCTIONS    REDUCTIONS(1) REDUCTIONS
--------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth
  (Service Shares)                    1.00%        0.25%      1.72%        2.97%          1.74%        1.23%
--------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002.

ING VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE     EXPENSES    REDUCTIONS    REDUCTIONS(1) REDUCTIONS
--------------------------------------------------------------------------------------------------------------
ING VP Growth Opportunities
  (Service Shares)                    0.75%        0.25%      1.58%        2.58%          1.48%        1.10%
--------------------------------------------------------------------------------------------------------------
ING VP MagnaCap (Service
  Shares)                             0.75%        0.25%      0.53%        1.53%          0.43%        1.10%
--------------------------------------------------------------------------------------------------------------
ING VP SmallCap
  Opportunities (Service
  Shares)                             0.75%        0.25%      0.71%        1.71%          0.61%        1.10%
--------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limits for these Portfolios will continue through at least October 31, 2002.

ING VP BOND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE     EXPENSES   REDUCTIONS(1)   REDUCTIONS   REDUCTIONS
--------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class
  S Shares)                           0.40%        0.25%      0.10%        0.75%          0.00%        0.75%
--------------------------------------------------------------------------------------------------------------

     (1) The table above shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on the Portfolio's actual operating expenses for Class R shares for the Portfolio's most recently completed fiscal year and fee waivers to which the investment adviser has agreed for the Portfolio. Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001.

INVESCO VARIABLE INVESTMENT FUNDS, INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE     EXPENSES   REDUCTIONS(1)   REDUCTIONS   REDUCTIONS
--------------------------------------------------------------------------------------------------------------
INVESCO VIF -- Financial
  Services                            0.75%        0.00%      0.32%        1.07%          0.00%        1.07%
--------------------------------------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences         0.75%        0.00%      0.31%        1.06%          0.00%        1.06%
--------------------------------------------------------------------------------------------------------------
INVESCO VIF-- Leisure                 0.75%        0.00%      0.64%        1.39%          0.00%        1.39%
--------------------------------------------------------------------------------------------------------------
INVESCO VIF-- Utilities(2)            0.60%        0.00%      0.77%        1.37%          0.00%        1.37%
--------------------------------------------------------------------------------------------------------------

     (1) The Fund's actual Other Expenses and Total Fund Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
     (2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Fund Annual Expenses for the fiscal year ended December 31, 2001 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE    EXPENSES(1)  REDUCTIONS     EDUCTIONS(2) REDUCTIONS
--------------------------------------------------------------------------------------------------------------
PIMCO High Yield                      0.25%        0.15%      0.36%        0.76%          0.01%        0.75%
PIMCO StocksPLUS Growth and
  Income                              0.40%        0.15%      0.12%        0.67%          0.02%        0.65%
--------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.
     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76% and 0.67% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIONEER VARIABLE CONTRACTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE     EXPENSES   REDUCTIONS(1)   REDUCTIONS   REDUCTIONS
--------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II
  Shares)                             0.65%        0.25%      0.14%        1.04%          0.00%        1.04%
--------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT
  (Class II Shares)                   0.65%        0.25%      0.21%        1.11%          0.00%        1.11%
--------------------------------------------------------------------------------------------------------------

     (1) Fees and expenses based on portfolio's latest fiscal year ended December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE     EXPENSES   REDUCTIONS(1)  REDUCTIONS(2) REDUCTIONS
--------------------------------------------------------------------------------------------------------------
ProFund VP Bull                       0.75%        0.25%      1.25%        2.25%          0.27%        1.98%
--------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                  0.75%        0.25%      0.89%        1.89%          0.00%        1.89%
--------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                  0.75%        0.25%      1.65%        2.65%          0.40%        2.25%
--------------------------------------------------------------------------------------------------------------

     (1) Investment Advisory Fees and Expenses for the ProFund VPs Bull, Small-Cap and Europe 30 are for the period ending December 31, 2001.
     (2) ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating Expenses exceed 1.98% for ProFund VP Bull and 2.25% for ProFund VP Small-Cap of the Fund's average daily net assets through December 31, 2002. After such date, the expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FUND                   NET FUND
                                               DISTRIBUTION               ANNUAL                      ANNUAL
                                                  AND/OR                 EXPENSES         TOTAL      EXPENSES
                                   INVESTMENT     SERVICE                 WITHOUT        WAIVERS       AFTER
                                    ADVISORY      (12B-1)     OTHER     WAIVERS OR         OR       WAIVERS OR
PORTFOLIO                              FEE          FEE     EXPENSES   REDUCTIONS(1)   REDUCTIONS   REDUCTIONS
--------------------------------------------------------------------------------------------------------------
Jennison (Class II Shares)            0.60%        0.25%      0.19%        1.04%          0.00%        1.04%
--------------------------------------------------------------------------------------------------------------
SP Jennison International
  Growth (Class II Shares)(1)         0.85%        0.25%      1.16%        2.26%          0.00%        2.26%
--------------------------------------------------------------------------------------------------------------

     (1) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the Trusts and Funds for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following four examples are designed to show you the expenses you would pay on $1,000 investment that earns 5% annually if you are a Yr-2001, May-2001 or May-2002 contract owner. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $100,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to a charge of 0.125% of rider base per quarter over the same period. For May-2002 contract owners, expenses would be somewhat lower for allocations to the Liquid Asset or Limited Maturity Bond Portfolios. Each example also assumes that any applicable expense reimbursements of underlying portfolio expenses will continue for the periods shown. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 3 contract years, and under certain circumstances, within the first 7 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

Please see Appendix G for expense examples applicable to Pre-2000 and Yr-2000 contract owners.

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $109      $178      $238      $408
--------------------------------------------------------------------------------
Capital Appreciation                        $108      $176      $235      $403
--------------------------------------------------------------------------------
Capital Growth                              $109      $178      $239      $409
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $108      $176      $235      $403
--------------------------------------------------------------------------------
Core Bond                                   $109      $178      $238      $408
--------------------------------------------------------------------------------
Developing World                            $116      $199      $272      $469
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $109      $178      $238      $408
--------------------------------------------------------------------------------
Equity Growth                               $109      $178      $238      $408
--------------------------------------------------------------------------------
Equity Income                               $108      $176      $235      $403
--------------------------------------------------------------------------------
Focus Value                                 $109      $179      $240      $412
--------------------------------------------------------------------------------
Fully Managed                               $108      $176      $235      $403
--------------------------------------------------------------------------------
Fundamental Growth                          $109      $179      $240      $412
--------------------------------------------------------------------------------
Global Franchise                            $111      $185      $250      $429
--------------------------------------------------------------------------------
Growth                                      $109      $178      $239      $409
--------------------------------------------------------------------------------
Hard Assets                                 $108      $176      $235      $403
--------------------------------------------------------------------------------
International Enhanced EAFE                 $111      $185      $250      $429
--------------------------------------------------------------------------------
International Equity                        $111      $185      $250      $429
--------------------------------------------------------------------------------
Internet Tollkeeper                         $117      $202      $277      $477
--------------------------------------------------------------------------------
Investors                                   $109      $178      $238      $408
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $110      $182      $245      $421
--------------------------------------------------------------------------------
Janus Growth and Income                     $110      $180      $243      $416
--------------------------------------------------------------------------------
Large Cap Value                             $109      $178      $238      $408
--------------------------------------------------------------------------------
Limited Maturity Bond                       $102      $156      $203      $340
--------------------------------------------------------------------------------
Liquid Asset                                $102      $156      $203      $340
--------------------------------------------------------------------------------
Managed Global                              $111      $185      $250      $429
--------------------------------------------------------------------------------
Mid-Cap Growth                              $108      $174      $233      $398
--------------------------------------------------------------------------------
Real Estate                                 $108      $176      $235      $403
--------------------------------------------------------------------------------
Research                                    $108      $174      $233      $398
--------------------------------------------------------------------------------
Special Situations                          $110      $180      $243      $416
--------------------------------------------------------------------------------
Strategic Equity                            $108      $176      $235      $403
--------------------------------------------------------------------------------
Total Return                                $108      $174      $233      $398
--------------------------------------------------------------------------------
Value Equity                                $108      $176      $235      $403
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $108      $176      $235      $403

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $113      $190      $258      $445
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $107      $173      $230      $393
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $108      $175      $234      $401
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $111      $184      $248      $426

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $106      $170      $226      $385
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $110      $180      $242      $416
--------------------------------------------------------------------------------
ING VP MagnaCap                             $110      $180      $242      $416
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $110      $180      $242      $416
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $109      $179      $241      $413
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $109      $179      $240      $412
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $112      $188      $256      $440
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $112      $188      $255      $438

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $106      $170      $226      $385
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $105      $167      $221      $377

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $109      $178      $240      $410
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $110      $180      $243      $416

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $118      $205      $282      $486
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $117      $202      $278      $479
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $121      $212      $294      $507
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $109      $178      $240      $410
--------------------------------------------------------------------------------
SP Jennison International Growth            $121      $213      $294      $507
--------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Capital Appreciation                        $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Capital Growth                              $ 39      $118      $199      $409
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Core Bond                                   $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Developing World                            $ 46      $139      $232      $469
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Equity Growth                               $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Equity Income                               $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Focus Value                                 $ 39      $119      $200      $412
--------------------------------------------------------------------------------
Fully Managed                               $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Fundamental Growth                          $ 39      $119      $200      $412
--------------------------------------------------------------------------------
Global Franchise                            $ 41      $125      $210      $429
--------------------------------------------------------------------------------
Growth                                      $ 39      $118      $199      $409
--------------------------------------------------------------------------------
Hard Assets                                 $ 38      $116      $195      $403
--------------------------------------------------------------------------------
International Enhanced EAFE                 $ 41      $125      $210      $429
--------------------------------------------------------------------------------
International Equity                        $ 41      $125      $210      $429
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 47      $142      $237      $477
--------------------------------------------------------------------------------
Investors                                   $ 39      $118      $198      $408
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $ 40      $122      $205      $421
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 40      $120      $203      $416
--------------------------------------------------------------------------------
Large Cap Value                             $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 32      $ 96      $163      $340
--------------------------------------------------------------------------------
Liquid Asset                                $ 32      $ 96      $163      $340
--------------------------------------------------------------------------------
Managed Global                              $ 41      $125      $210      $429
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 38      $114      $193      $398
--------------------------------------------------------------------------------
Real Estate                                 $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Research                                    $ 38      $114      $193      $398
--------------------------------------------------------------------------------
Special Situations                          $ 40      $120      $203      $416
--------------------------------------------------------------------------------
Strategic Equity                            $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Total Return                                $ 38      $114      $193      $398
--------------------------------------------------------------------------------
Value Equity                                $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 38      $116      $195      $403

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $ 43      $130      $218      $445
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 37      $113      $190      $393
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 38      $115      $194      $401
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $ 40      $120      $202      $416

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 36      $110      $186      $385
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 40      $120      $202      $416
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 40      $120      $202      $416
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 40      $120      $202      $416

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 39      $119      $201      $413
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 39      $119      $200      $412
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $ 42      $128      $216      $440
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $ 42      $128      $215      $438

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 36      $110      $186      $385
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 35      $107      $181      $377

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 39      $118      $200      $410
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 40      $120      $203      $416

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 48      $145      $242      $486
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 47      $142      $238      $479
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 51      $152      $254      $507
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 39      $118      $200      $410
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 51      $153      $254      $507
--------------------------------------------------------------------------------

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Capital Appreciation                        $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Capital Growth                              $ 98      $147      $188      $314
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Core Bond                                   $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Developing World                            $106      $169      $224      $382
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Equity Growth                               $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Equity Income                               $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Focus Value                                 $ 99      $148      $190      $318
--------------------------------------------------------------------------------
Fully Managed                               $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Fundamental Growth                          $ 99      $148      $190      $318
--------------------------------------------------------------------------------
Global Franchise                            $101      $154      $200      $336
--------------------------------------------------------------------------------
Growth                                      $ 98      $147      $188      $314
--------------------------------------------------------------------------------
Hard Assets                                 $ 98      $145      $185      $307
--------------------------------------------------------------------------------
International Enhanced EAFE                 $101      $154      $200      $336
--------------------------------------------------------------------------------
International Equity                        $101      $154      $200      $336
--------------------------------------------------------------------------------
Internet Tollkeeper                         $107      $172      $229      $391
--------------------------------------------------------------------------------
Investors                                   $ 98      $147      $188      $313
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $100      $151      $195      $327
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 99      $150      $193      $322
--------------------------------------------------------------------------------
Large Cap Value                             $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 94      $133      $165      $267
--------------------------------------------------------------------------------
Liquid Asset                                $ 94      $133      $165      $267
--------------------------------------------------------------------------------
Managed Global                              $101      $154      $200      $336
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 97      $143      $182      $301
--------------------------------------------------------------------------------
Real Estate                                 $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Research                                    $ 97      $143      $182      $301
--------------------------------------------------------------------------------
Special Situations                          $ 99      $150      $193      $322
--------------------------------------------------------------------------------
Strategic Equity                            $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Total Return                                $ 97      $143      $182      $301
--------------------------------------------------------------------------------
Value Equity                                $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 98      $145      $185      $307

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $103      $160      $209      $354
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 97      $142      $180      $296
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 98      $144      $184      $305
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $ 99      $149      $192      $321

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 96      $139      $175      $288
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 99      $149      $192      $321
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 99      $149      $192      $321
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 99      $149      $192      $321

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-- Financial Services            $ 99      $149      $191      $319
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 99      $148      $190      $318
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $102      $158      $206      $348
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $102      $157      $205      $347

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 96      $139      $175      $288
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 95      $136      $170      $278

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 99      $148      $189      $316
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 99      $150      $193      $322

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $108      $175      $234      $401
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $107      $173      $230      $393
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $111      $183      $247      $424
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 99      $148      $189      $316
--------------------------------------------------------------------------------
SP Jennison International Growth            $111      $183      $247      $425
--------------------------------------------------------------------------------

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Capital Appreciation                        $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Capital Growth                              $ 28      $ 87      $148      $314
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Core Bond                                   $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Developing World                            $ 36      $109      $184      $382
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Equity Growth                               $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Equity Income                               $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Focus Value                                 $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
Fully Managed                               $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Fundamental Growth                          $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
Global Franchise                            $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
Growth                                      $ 28      $ 87      $148      $314
--------------------------------------------------------------------------------
Hard Assets                                 $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
International Enhanced EAFE                 $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
International Equity                        $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Investors                                   $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $ 30      $ 91      $155      $327
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 29      $ 90      $153      $322
--------------------------------------------------------------------------------
Large Cap Value                             $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 24      $ 73      $125      $267
--------------------------------------------------------------------------------
Liquid Asset                                $ 24      $ 73      $125      $267
--------------------------------------------------------------------------------
Managed Global                              $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 27      $ 83      $142      $301
--------------------------------------------------------------------------------
Real Estate                                 $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Research                                    $ 27      $ 83      $142      $301
--------------------------------------------------------------------------------
Special Situations                          $ 29      $ 90      $153      $322
--------------------------------------------------------------------------------
Strategic Equity                            $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Total Return                                $ 27      $ 83      $142      $301
--------------------------------------------------------------------------------
Value Equity                                $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 28      $ 85      $145      $307

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $ 33      $100      $169      $354
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 27      $ 82      $140      $296
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 28      $ 84      $144      $305
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $ 30      $ 93      $159      $334

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 29      $ 89      $152      $321

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 29      $ 89      $151      $319
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $ 32      $ 98      $166      $348
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $ 32      $ 97      $165      $347

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 25      $ 76      $130      $278

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 29      $ 88      $149      $316
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 29      $ 90      $153      $322

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 38      $115      $194      $401
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 37      $113      $190      $393
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 41      $123      $207      $424
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 29      $ 88      $149      $316
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 41      $123      $207      $425
--------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT. EXAMPLES ASSUME THAT ANY CONTRACTUAL EXPENSE WAIVERS OR REIMBURSEMENTS REMAIN IN EFFECT FOR ALL PERIODS SHOWN.

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. We present sets of tables for each category for which contracts have been issued to reflect the varying death benefits and mortality and expense risk charges, which affect accumulation unit values.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 2001 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 2001, 2000 and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
>From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios and, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

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                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
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Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the GCG Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING VP Bond Portfolio, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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                              THE TRUSTS AND FUNDS
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The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The ING Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

The Pioneer Variable Contracts Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

INVESCO Variable Investment Funds, Inc. is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

ING VP Bond Portfolio is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING VP Bond Portfolio is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B- THE INVESTMENT PORTFOLIOS.

In the event that, due to differences in tax treatment or other considerations, the interests of the contract owners of various contract participating in the Trusts or Funds conflict, we, the Board of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the Covered, Special and Excluded effect of Restricted Funds.

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                 COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations to investment options designated as "Covered Funds" participate fully in all guaranteed benefits. Allocations to those investment options designated as "Special Funds" could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to "Excluded Funds" do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, an investment option may be designated a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

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                       GOLDEN AMERICAN SEPARATE ACCOUNT B
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Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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                              THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed
Interest Allocation through the Fixed Account. See Appendix D and the Fixed Account I prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death benefit from the date of change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint owner is added. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the enhanced death benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base and Benefit Base percentages in effect on the original rider date will be used to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

If you have elected another optional rider, the rider will terminate upon a change of ownership.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age
85. Under certain circumstances, we may waive the minimum premium payment requirement. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) of Separate Account B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions For any subsequent premium payments, the payment and credit designated for a subaccount for Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the GoldenSelect Fixed Account I prospectus for description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract and administrative fee (unless waived), any optional benefit riders charge, and any other charges incurred but not yet deducted. Finally, we adjust for any Market Value Adjustment.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The GoldenSelect Fixed Account I prospectus" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

Your benefits under the optional benefit riders depend on the category of contract owners to which you belong. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The following describes the optional riders for Contracts in the May-2002 category. Please see Appendix I for a description of the calculation of the optional rider benefits applicable under your Contract if you are a Pre-2000 or Yr-2000 contract owner or Appendix J if you are a Yr-2001 or May-2001 contract owner.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically one discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. The aggregate MGAB Benefit Base equals the sum of:

               1)   the MGAB Base allocated to Covered Funds;

               2)   the MGAB Base allocated to Special Funds; and

               3) the LESSER OF the contract value allocated to Excluded Funds and MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the GCG Liquid Asset Portfolio; the GCG Limited Maturity Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. No investment option are currently designated as Excluded Funds.

          The MGAB Base for Covered Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Benefit Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          The MGAB Base for Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Benefit Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the 2-year period after your rider date, accumulated at the appropriate MGAB rate describe above, and adjusted for withdrawals and transfers.

          Only premiums added to your Contract during the first 2-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          The MGAB Charge Base is used to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGAB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGAB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net Transfers from Covered Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Net Transfers from Special Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded

          Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Any transfer within 3 years of the MGAB Benefit Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Accounts. Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After crediting the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit: the GCG Liquid Asset Portfolio, the GCG Limited Maturity Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

          a)   is the Maximum MGIB Base; and

          b)   is the sum of:

               1)   the MGIB Base allocated to Covered Funds;

               2)   the MGIB Base allocated to Special Funds; and

               3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

          The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii)  Income for a 20-30 Year Period Certain; or

          (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is redeemed to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds or Excluded Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds or Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND (2) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount in any year will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)   your contract value is greater than zero;

          (ii)  your MGWB Withdrawal Account is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv)  you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero and if the following conditions exist, your Contract is given what we refer to as Automatic Periodic Benefit Status:

          (i)   your MGWB Withdrawal Account is greater than zero;

          (ii)  your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you MGWB periodic payments; beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's annuity start date,
(ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below), or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for periods applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you have elected the Max 7 Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit) the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and the MGWB periodic payments reduce the enhanced death benefit by the amount of the payment. In all cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date or, (ii) within 30 days after the contract date, For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date. See the GoldenSelect Fixed Account I prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                               MAXIMUM PERCENTAGE
                FREQUENCY                      OF CONTRACT VALUE
                Monthly                               1.25%
                Quarterly                             3.75%
                Annually                             15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed. Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Internet Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock

Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Funds and the then current value of the amount designated to be transferred to that Restricted Funds.

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

Other than as specifically noted, this Prospectus describes the benefits applicable to all categories of contract owners.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2002. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX G FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT. IF YOU ARE A YR-2001 OR MAY-2001 CONTRACT OWNER, PLEASE SEE APPENDIX H FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFIT APPLICABLE UNDER YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 7% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds is determined in the same way as the Standard MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the Standard MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the Standard MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as "Special Funds": the GCG Liquid Asset Portfolio, the GCG Limited Maturity Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. No investment options are currently designated as Excluded Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a)   the cap; and

          b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

The cap is equal to 3 times all premium payments, adjusted for withdrawals.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or reaching the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawal and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the 7% MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the 7% MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category.

     o Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in the Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

     o Net transfers from Special Funds to Covered or Excluded Funds will reduce the 7% MGDB in the Special Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Covered or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Special Funds.

     o Net transfers from Excluded Funds to Covered or Special Funds will reduce the 7% MGDB in Excluded Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the reduction in the 7% MGDB in Excluded Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

          No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); and

     o the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds is determined in the same way as the Annual Ratchet MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     o the current contract value in Excluded Funds (after deductions occurring as of that date); and

     o the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The percentage reduction in the Annual Ratchet MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the Annual Ratchet MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the Annual Ratchet MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Annual Ratchet MGDB, but do affect the amount of the Annual Ratchet MGDB in a particular Fund category.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in the Covered Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Excluded Funds will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

        o Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit described above. Each enhanced death benefit is determined independently of the other at all times.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals. If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 2 of this prospectus for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in sections titled "Individual Retirement Annuities," "Taxation of Non-Qualified Contracts," and "Taxation of Qualified Contracts," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE
If, at the contract owner's death, the surviving spouse of the deceased owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and percentages in effect on the original rider date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section, "Required Distributions upon Contract Owner's Death."

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

          COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7+
               SINCE PREMIUM PAYMENT
          SURRENDER CHARGE               7%   7%   6%   5%   4%   3%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

     We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in these subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis for Yr-2001, May-2001 and May-2002 contract owners, is equal to 1.15% for the Standard Death Benefit, 1.40% for the Annual Ratchet Enhanced Death Benefit, 1.50% for the 7% Solution Enhanced Death Benefit or 1.60% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003169% (Standard), .003863% (Annual Ratchet), .004141% (7% Solution), or .004419% (Max
7), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Please see Appendix G for a description of the mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "The Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          Waiting Period         Quarterly Charge
          --------------         ----------------
          10 Year ...........    0.125% of the MGAB Charge Base (0.50% annually)
          20 Year ...........    0.125% of the MGAB Charge Base (0.50% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          MGIB Rate              Quarterly Charge
          ---------              ----------------
          7% ................    0.125% of the MGIB Charge Base (0.50% annually)

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

TRUST AND FUND EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. There are an additional three portfolios that may deduct a distribution or 12b-1 fee but currently do not. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.54% to 2.26%.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law) the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 3 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.00% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

EXPERTS
The audited consolidated financial statements of Golden American at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of Separate Account B at December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS AND EARNINGS MULTIPLIER BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits and earnings enhancement benefit under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH BOTH ENHANCED DEATH BENEFITS AND THE EARNINGS MULTIPLIER BENEFIT HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options and earnings multiplier benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT OR EARNINGS MULTIPLIER BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

     TSAS -- LOANS. Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under
Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2; or

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE INTERNAL REVENUE SERVICE HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISOR SHOULD BE CONSULTED.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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                       STATEMENT OF ADDITIONAL INFORMATION
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TABLE OF CONTENTS

     ITEM
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

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               NAME

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               SOCIAL SECURITY NUMBER

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               STREET ADDRESS

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               CITY, STATE, ZIP

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                                   APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except subaccounts which did not commence operations as of December 31, 2000, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

Your contract category now appears on each quarterly statement.

CONTRACT CATEGORY: PRE-2000

LIQUID ASSET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $15.75             713,223         $ 11,234         $15.47            523,227           $  8,095
----------------------------------------------------------------------------------------------------------------------
1999                15.04             683,989           10,287          14.79            621,814              9,199
----------------------------------------------------------------------------------------------------------------------
1998                14.54             489,531            7,118          14.33            334,799              4,796
----------------------------------------------------------------------------------------------------------------------
1997                14.02             227,427            3,188          13.83            116,454              1,611
----------------------------------------------------------------------------------------------------------------------
1996                13.52              76,505            1,033          13.35             84,960              1,134
----------------------------------------------------------------------------------------------------------------------
1995                13.03              37,887              494          12.89             62,084                801
----------------------------------------------------------------------------------------------------------------------
10/2/95             12.89                  --               --          12.76                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $15.19            2,258,013        $ 34,310
------------------------------------------------------------------
1999                14.55            3,273,236          47,632
------------------------------------------------------------------
1998                14.11            2,069.093          29,200
------------------------------------------------------------------
1997                13.65            1,070,045          14,601
------------------------------------------------------------------
1996                13.19             383,231            5,054
------------------------------------------------------------------
1995                12.76              93,239            1,190\
------------------------------------------------------------------
10/2/95             12.63                  --               --
------------------------------------------------------------------

LIMITED MATURITY BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $18.08             322,728         $  5,836         $17.76            158,996           $  2,824
----------------------------------------------------------------------------------------------------------------------
1999                17.00             279,468            4,751          16.72            196,970              3,294
----------------------------------------------------------------------------------------------------------------------
1998                17.02             263,074            4,478          16.77            143,896              2,413
----------------------------------------------------------------------------------------------------------------------
1997                16.13             139,323            2,247          15.91             78,553              1,250
----------------------------------------------------------------------------------------------------------------------
1996                15.31              83,927            1,285          15.13             46,293                701
----------------------------------------------------------------------------------------------------------------------
1995                14.86              26,976              401          14.71             11,834                174
----------------------------------------------------------------------------------------------------------------------
10/2/95             14.49                  --               --          14.35                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $17.45             929,724         $ 16,219
------------------------------------------------------------------
1999                16.45             956,859           15,738
------------------------------------------------------------------
1998                16.52             762,668           12,599
------------------------------------------------------------------
1997                15.70             452,478            7,105
------------------------------------------------------------------
1996                14.95             349,417            5,224
------------------------------------------------------------------
1995                14.56             136,553            1,988
------------------------------------------------------------------
10/2/95             14.20                  --               --
------------------------------------------------------------------

                                       A1

CORE BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.85              59,545         $    705         $11.74             14,140           $    166
----------------------------------------------------------------------------------------------------------------------
1999                11.88              35,081              417          11.79             10,884                128
----------------------------------------------------------------------------------------------------------------------
1998                13.17               6,337               83          13.09              6,154                 81
----------------------------------------------------------------------------------------------------------------------
5/1/98              12.17                  --               --          12.11                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $11.62             179,207         $  2,083
------------------------------------------------------------------
1999                11.70             156,865            1,835
------------------------------------------------------------------
1998                13.00              38,751              504
------------------------------------------------------------------
5/1/98              12.04                  --               --
------------------------------------------------------------------


FULLY MANAGED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $26.51             473,556         $ 12,553         $26.04            378,704           $  9,860
----------------------------------------------------------------------------------------------------------------------
1999                22.01             549,088           12,084          21.65            415,146              8,987
----------------------------------------------------------------------------------------------------------------------
1998                20.84             544,623           11,351          20.53            441,532              9,066
----------------------------------------------------------------------------------------------------------------------
1997                19.93             418,686            8,345          19.66            441,532              6,706
----------------------------------------------------------------------------------------------------------------------
1996                17.50             203,891            3,568          17.29            173,475              2,999
----------------------------------------------------------------------------------------------------------------------
1995                15.23              49,153              748          15.07             13,988                211
----------------------------------------------------------------------------------------------------------------------
10/2/95             14.77                  --               --          14.62                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $25.57            2,040,393        $ 52,174
------------------------------------------------------------------
1999                21.29            2,299,379          48,961
------------------------------------------------------------------
1998                20.23            2,262,811          45,771
------------------------------------------------------------------
1997                19.40            1,737,950          33,720
------------------------------------------------------------------
1996                17.08             952,517           16,273
------------------------------------------------------------------
1995                14.91             184,364            2,750
------------------------------------------------------------------
10/2/95             14.47                  --               --
------------------------------------------------------------------

TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $20.94             768,268         $ 16,086         $20.75            571,022           $ 11,847
----------------------------------------------------------------------------------------------------------------------
1999                18.20             831,642           15,135          18.06            649,492             11,730
----------------------------------------------------------------------------------------------------------------------
1998                17.83             616,433           10,989          17.72            422,146              7,479
----------------------------------------------------------------------------------------------------------------------
1997                16.18             224,763            3,636          16.10            140,222              2,258
----------------------------------------------------------------------------------------------------------------------
1/20/97             13.76                  --               --          13.76                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $20.55            3,467,136        $ 71,233
------------------------------------------------------------------
1999                17.91            3,791,001          67,903
------------------------------------------------------------------
1998                17.60            2,547,293          44,830
------------------------------------------------------------------
1997                16.02             720,866           11,548
------------------------------------------------------------------
1/20/97             13.76                  --               --
------------------------------------------------------------------

ASSET ALLOCATION GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.38               9,294         $     87         $ 9.38              2,365           $     22
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 9.37              19,165         $    180
------------------------------------------------------------------
10/2/00             10.00                  --               --
------------------------------------------------------------------

                                       A2

EQUITY INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $24.35             324,403         $  7,898         $23.91            251,939           $  6,025
----------------------------------------------------------------------------------------------------------------------
1999                21.83             381,468            8,327          21.47            314,307              6,750
----------------------------------------------------------------------------------------------------------------------
1998                22.27             395,764            8,812          21.94            299,456              6,569
----------------------------------------------------------------------------------------------------------------------
1997                20.83             328,740            6,847          20.55            223,101              4,585
----------------------------------------------------------------------------------------------------------------------
1996                17.96             289,954            5,207          17.75            150,732              2,675
----------------------------------------------------------------------------------------------------------------------
1995                16.72             104,463            1,747          16.55             21,073                348
----------------------------------------------------------------------------------------------------------------------
10/2/95             16.10                  --               --          15.94                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $23.49            1,477,529        $ 34,702
------------------------------------------------------------------
1999                21.12            1,884,822          39,813
------------------------------------------------------------------
1998                21.61            1,762,451          38,088
------------------------------------------------------------------
1997                20.28            1,472,723          29,860
------------------------------------------------------------------
1996                17.54            1,117,238          19,593
------------------------------------------------------------------
1995                16.38             370,515            6,068
------------------------------------------------------------------
10/2/95             15.78                  --               --
------------------------------------------------------------------

ALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.61              51,500         $    598         $11.59             71,711           $    831
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 2000                      $11.58      291,354       $3,373
------------------------------------------------------------------
 2/1/00                     10.00           --           --
------------------------------------------------------------------

GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.95               3,617         $     36         $ 9.94                432           $      4
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 9.94              28,711         $    285
------------------------------------------------------------------
10/2/00             10.00                  --               --
------------------------------------------------------------------

REAL ESTATE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $27.12             130,114         $  3,529         $26.64             89,179           $  2,375
----------------------------------------------------------------------------------------------------------------------
1999                20.96             136,122            2,854          20.62             92,387              1,905
----------------------------------------------------------------------------------------------------------------------
1998                22.07             170,494            3,763          21.74            125,630              2,731
----------------------------------------------------------------------------------------------------------------------
1997                25.82             173,241            4,473          25.48            113,110              2,882
----------------------------------------------------------------------------------------------------------------------
1996                21.30              54,229            1,155          21.04             42,710                899
----------------------------------------------------------------------------------------------------------------------
1995                15.94               2,716               43          15.78              2,910                 46
----------------------------------------------------------------------------------------------------------------------
10/2/95             15.06                  --               --          14.91                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $26.16             508,473         $ 13,302
------------------------------------------------------------------
1999                20.28             583,100           11,828
------------------------------------------------------------------
1998                21.42             797,901           17,090
------------------------------------------------------------------
1997                25.14             888,507           22,334
------------------------------------------------------------------
1996                20.79             384,928            8,004
------------------------------------------------------------------
1995                15.61              61,143              955
------------------------------------------------------------------
10/2/95             14.76                  --               --
------------------------------------------------------------------

                                       A3

VALUE EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.63             373,943         $  7,342         $19.46            382,939           $  7,452
----------------------------------------------------------------------------------------------------------------------
1999                18.28             433,555            7,924          18.14            426,697              7,742
----------------------------------------------------------------------------------------------------------------------
1998                18.41             454,942            8,377          18.31            500,101              9,155
----------------------------------------------------------------------------------------------------------------------
1997                18.36             372,681            6,843          18.28            410,757              7,509
----------------------------------------------------------------------------------------------------------------------
1996                14.61             181,354            2,649          14.57            249,994              3,642
----------------------------------------------------------------------------------------------------------------------
1995                13.37              34,272              458          13.36             23,394                313
----------------------------------------------------------------------------------------------------------------------
10/2/95             12.43                  --               --          12.41                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $19.29            1,702,602        $ 32,838
------------------------------------------------------------------
1999                18.01            1,929,405          34,747
------------------------------------------------------------------
1998                18.20            2,253,141          41,004
------------------------------------------------------------------
1997                18.20            1,749,956          31,853
------------------------------------------------------------------
1996                14.53            1,052,064          15,282
------------------------------------------------------------------
1995                13.34             179,453            2,394
------------------------------------------------------------------
10/2/95             12.40                  --               --
------------------------------------------------------------------

INVESTORS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.28              13,281         $    150         $11.26             28,343           $    319
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $11.25              43,321         $    487
------------------------------------------------------------------
2/1/00              10.00                  --               --
------------------------------------------------------------------

RISING DIVIDENDS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.21            1,150,705        $ 29,006         $24.94            960,746           $ 23,956
----------------------------------------------------------------------------------------------------------------------
1999                26.07            1,251,144          32,623          25.83           1,054,275            27,235
----------------------------------------------------------------------------------------------------------------------
1998                22.79            1,199,087          27,323          22.61           1,050,285            23,747
----------------------------------------------------------------------------------------------------------------------
1997                20.22             795,321           16,079          20.09            739,017             14,847
----------------------------------------------------------------------------------------------------------------------
1996                15.77             297,973            4,699          15.69            355,191              5,575
----------------------------------------------------------------------------------------------------------------------
1995                13.24              22,934              304          13.19             36,100                476
----------------------------------------------------------------------------------------------------------------------
10/2/95             12.16                  --               --          12.12                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $24.67            6,110,272        $150,713
------------------------------------------------------------------
1999                25.59            6,721,737         172,024
------------------------------------------------------------------
1998                22.43            5,893,538         132,211
------------------------------------------------------------------
1997                19.96            3,670,022          73,267
------------------------------------------------------------------
1996                15.62            1,663,079          25,976
------------------------------------------------------------------
1995                13.15             300,820            3,956
------------------------------------------------------------------
10/2/95             12.09                  --               --
------------------------------------------------------------------

                                       A4

MANAGED GLOBAL

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $20.44             583,929         $ 11,937         $20.19            547,338           $ 11,052
----------------------------------------------------------------------------------------------------------------------
1999                24.23             605,044           14,658          23.97            545,896             13,083
----------------------------------------------------------------------------------------------------------------------
1998                15.02             649,216            9,753          14.88            512,728              7,631
----------------------------------------------------------------------------------------------------------------------
1997                11.76             525,356            6,180          11.67            438,611              5,120
----------------------------------------------------------------------------------------------------------------------
1996                10.62             226,224            2,402          10.55            231,774              2,446
----------------------------------------------------------------------------------------------------------------------
1995                 9.58              26,722              256           9.53             27,492                262
----------------------------------------------------------------------------------------------------------------------
10/2/95              9.32                  --               --           9.28                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $19.94            3,222,061        $ 64,263
------------------------------------------------------------------
1999                23.71            3,259,862          77,287
------------------------------------------------------------------
1998                14.75            3,338,928          49,237
------------------------------------------------------------------
1997                11.58            2,719,073          31,494
------------------------------------------------------------------
1996                10.49            1,375,023          14,422
------------------------------------------------------------------
1995                 9.49             208,957            1,983
------------------------------------------------------------------
10/2/95              9.24                  --               --
------------------------------------------------------------------

LARGE CAP VALUE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.56              81,093         $    856         $10.55             33,285           $    351
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $10.53             241,208         $  2,540
------------------------------------------------------------------
2/1/00              10.00                  --               --
------------------------------------------------------------------

HARD ASSETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $16.62              83,791         $  1,392         $16.32             44,904           $    733
----------------------------------------------------------------------------------------------------------------------
1999                17.66             112,564            1,988          17.37             62,935              1,093
----------------------------------------------------------------------------------------------------------------------
1998                14.50             146,678            2,126          14.28             74,676              1,067
----------------------------------------------------------------------------------------------------------------------
1997                20.85             154,417            3,219          20.57             81,681              1,680
----------------------------------------------------------------------------------------------------------------------
1996                19.89              94,213            1,873          19.65             43,232                850
----------------------------------------------------------------------------------------------------------------------
1995                15.11              24,828              375          14.96              2,847                 42
----------------------------------------------------------------------------------------------------------------------
10/2/95             14.86                  --               --          14.71                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $16.03             438,397         $  7,027
------------------------------------------------------------------
1999                17.09             518,280            8,856
------------------------------------------------------------------
1998                14.07             574,275            8,080
------------------------------------------------------------------
1997                20.29             632,371           12,834
------------------------------------------------------------------
1996                19.42             341,711            6,635
------------------------------------------------------------------
1995                14.80              26,605              394
------------------------------------------------------------------
10/2/95             14.57                  --               --
------------------------------------------------------------------

RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $26.63             604,615         $ 16,103         $26.39            474,195           $ 12,516
----------------------------------------------------------------------------------------------------------------------
1999                28.25             565,925           15,988          28.04            458,015             12,842
----------------------------------------------------------------------------------------------------------------------
1998                23.03             437,189           10,068          22.89            335,512              7,680
----------------------------------------------------------------------------------------------------------------------
1997                18.95             223,067            4,227          18.87            142,676              2,692
----------------------------------------------------------------------------------------------------------------------
1/20/97             16.43                  --               --          16.43                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $26.13            3,133,901        $ 81,899
------------------------------------------------------------------
1999                27.80            3,126,054          86,919
------------------------------------------------------------------
1998                22.73            2,179,744          49,553
------------------------------------------------------------------
1997                18.77             786,122           14,752
------------------------------------------------------------------
1/20/97             16.43                  --               --
------------------------------------------------------------------

                                       A5

DIVERSIFIED MID-CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.88               6,748         $     67         $ 9.88              8,414           $     83
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 9.87              90,366         $    892
------------------------------------------------------------------
2/1/00              10.00                  --               --
------------------------------------------------------------------

CAPITAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $17.33             603,419         $ 10,460         $17.21            541,674           $  9,323
----------------------------------------------------------------------------------------------------------------------
1999                21.18             598,663           12,678          21.06            524,742             11,051
----------------------------------------------------------------------------------------------------------------------
1998                17.08             537,480            9,180          17.01            444,973              7,569
----------------------------------------------------------------------------------------------------------------------
1997                15.45             325,440            5,027          15.41            226,587              3,491
----------------------------------------------------------------------------------------------------------------------
1996                12.50              50,199              627          12.49             38,037                475
----------------------------------------------------------------------------------------------------------------------
9/3/96              10.94                  --               --          10.94                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $17.09            3,087,370        $ 52,749
------------------------------------------------------------------
1999                20.94            3,125,440          65,439
------------------------------------------------------------------
1998                16.94            2,202,441          37,304
------------------------------------------------------------------
1997                15.36            1,127,105          17,318
------------------------------------------------------------------
1996                12.47             173,758            2,167
------------------------------------------------------------------
9/3/96              10.94                  --               --
------------------------------------------------------------------

CAPITAL APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.50             453,452         $ 11,564         $25.17            386,228           $  9,722
----------------------------------------------------------------------------------------------------------------------
1999                30.46             431,150           13,132          30.11            391,380             11,785
----------------------------------------------------------------------------------------------------------------------
1998                24.75             413,115           10,233          24.50            370,619              9,080
----------------------------------------------------------------------------------------------------------------------
1997                22.24             353,774            7,868          22.05            286,892              6,326
----------------------------------------------------------------------------------------------------------------------
1996                17.46             162,558            2,839          17.34            174,592              3,028
----------------------------------------------------------------------------------------------------------------------
1995                14.71              24,117              355          14.63             16,369                239
----------------------------------------------------------------------------------------------------------------------
10/2/95             14.31                  --               --          14.23                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $24.85            2,392,287        $ 59,437
------------------------------------------------------------------
1999                29.77            2,494,266          74,243
------------------------------------------------------------------
1998                24.26            2,345,157          56,884
------------------------------------------------------------------
1997                21.87            1,751,491          38,297
------------------------------------------------------------------
1996                17.22            1,106,359          19,054
------------------------------------------------------------------
1995                14.55             326,610            4,752
------------------------------------------------------------------
10/2/95             14.16                  --               --
------------------------------------------------------------------

                                       A6

SMALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $18.54             457,260         $  8,476         $18.40            566,633           $ 10,424
----------------------------------------------------------------------------------------------------------------------
1999                22.96             453,438           10,411          22.82            580,175             13,240
----------------------------------------------------------------------------------------------------------------------
1998                15.44             446,934            6,900          15.37            525,379              8,074
----------------------------------------------------------------------------------------------------------------------
1997                12.92             401,090            5,183          12.88            445,138              5,735
----------------------------------------------------------------------------------------------------------------------
1996                11.86             198,338            2,352          11.84            227,347              2,692
----------------------------------------------------------------------------------------------------------------------
1/2/96              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $18.26            2,681,371        $ 48,956
------------------------------------------------------------------
1999                22.68            2,653,814          60,197
------------------------------------------------------------------
1998                15.30            2,474,802          37,859
------------------------------------------------------------------
1997                12.84            2,029,658          26,068
------------------------------------------------------------------
1996                11.82            1,316,663          15,569
------------------------------------------------------------------
1/2/96              10.00                  --               --
------------------------------------------------------------------

MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $42.70             519,799         $ 22,193         $42.23            502,939           $ 21,241
----------------------------------------------------------------------------------------------------------------------
1999                39.97             287,598           11,494          39.59            294,064             11,643
----------------------------------------------------------------------------------------------------------------------
1998                22.60             173,070            3,912          22.43            183,243              4,109
----------------------------------------------------------------------------------------------------------------------
1997                18.64              85,870            1,600          18.52            112,382              2,081
----------------------------------------------------------------------------------------------------------------------
1996                15.77              29,878              471          15.70             28,223                443
----------------------------------------------------------------------------------------------------------------------
9/3/96              14.64                  --               --          14.64                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $41.89            2,803,390        $117,446
------------------------------------------------------------------
1999                39.34            1,649,358          64,879
------------------------------------------------------------------
1998                22.31             992,373           22,143
------------------------------------------------------------------
1997                18.45             503,083            9,284
------------------------------------------------------------------
1996                15.66              56,163              880
------------------------------------------------------------------
9/3/96              14.64                  --               --
------------------------------------------------------------------

STRATEGIC EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.07             469,023         $  8,946         $18.92            356,126           $  6,739
----------------------------------------------------------------------------------------------------------------------
1999                22.06             455,696           10,053          21.92            365,555              8,013
----------------------------------------------------------------------------------------------------------------------
1998                14.30             508,588            7,272          14.23            589,815              8,393
----------------------------------------------------------------------------------------------------------------------
1997                14.36             406,747            5,840          14.31            534,105              7,643
----------------------------------------------------------------------------------------------------------------------
1996                11.81             370,536            4,374          11.78            231,567              2,729
----------------------------------------------------------------------------------------------------------------------
1995                10.01              76,095              762          10.01             47,478                475
----------------------------------------------------------------------------------------------------------------------
10/2/95             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $18.78            1,726,396        $ 32,414
------------------------------------------------------------------
1999                21.78            1,611,499          35,103
------------------------------------------------------------------
1998                14.16            1,566,193          22,178
------------------------------------------------------------------
1997                14.26            1,345,085          19,186
------------------------------------------------------------------
1996                11.76             968,694           11,396
------------------------------------------------------------------
1995                10.01             152,633            1,528
------------------------------------------------------------------
10/2/95             10.00                  --               --
------------------------------------------------------------------

SPECIAL SITUATIONS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.89               2,315         $     21         $ 8.89              3,929           $     35
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 8.89              40,605         $    361
------------------------------------------------------------------
10/2/00             10.00                  --               --
------------------------------------------------------------------

                                       A7

GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $22.17             913,012         $ 20,245         $22.02            859,021           $ 18,913
----------------------------------------------------------------------------------------------------------------------
1999                28.78             758,379           21,827          28.62            737,375             21,104
----------------------------------------------------------------------------------------------------------------------
1998                16.36             362,210            5,926          16.29            284,480              4,636
----------------------------------------------------------------------------------------------------------------------
1997                13.06             161,235            2,106          13.03            132,596              1,728
----------------------------------------------------------------------------------------------------------------------
1/20/97             11.99                  --               --          11.99                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $21.86            5,150,464        $112,568
------------------------------------------------------------------
1999                28.46            4,445,942         126,509
------------------------------------------------------------------
1998                16.22            1,635,638          26,538
------------------------------------------------------------------
1997                12.99             718,807            9,340
------------------------------------------------------------------
1/20/97             11.99                  --               --
------------------------------------------------------------------

DEVELOPING WORLD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.61              48,529         $    369         $ 7.58             32,318           $    245
----------------------------------------------------------------------------------------------------------------------
1999                11.64              27,990              326          11.61             33,523                389
----------------------------------------------------------------------------------------------------------------------
1998                 7.29                 617                5           7.28             12,180                 89
----------------------------------------------------------------------------------------------------------------------
5/1/98              10.42                  --               --          10.42                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 7.55             287,663         $  2,171
------------------------------------------------------------------
1999                11.58             292,097            3,382
------------------------------------------------------------------
1998                 7.27              49,393              359
------------------------------------------------------------------
5/1/98              10.42                  --               --
------------------------------------------------------------------

PIMCO HIGH YIELD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.05             362,732         $  3,646         $10.01            167,958           $  1,681
----------------------------------------------------------------------------------------------------------------------
1999                10.27             400,821            4,115          10.24            229,047              2,345
----------------------------------------------------------------------------------------------------------------------
1998                10.09             213,774            2,157          10.08            118,295              1,192
----------------------------------------------------------------------------------------------------------------------
5/1/98              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 9.97            1,351,376        $ 13,472
------------------------------------------------------------------
1999                10.21            1,634,648          16,695
------------------------------------------------------------------
1998                10.07             630,858            6,353
------------------------------------------------------------------
5/1/98              10.00                  --               --
------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.77             281,922         $  3,317         $11.72            209,363           $  2,454
----------------------------------------------------------------------------------------------------------------------
1999                13.16             284,260            3,742          13.13            187,840              2,467
----------------------------------------------------------------------------------------------------------------------
1998                11.12             112,706            1,253          11.11             53,016                589
----------------------------------------------------------------------------------------------------------------------
5/1/98              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $11.67            1,966,867        $ 22,958
------------------------------------------------------------------
1999                13.10            1,952,379          25,572
------------------------------------------------------------------
1998                11.10             474,542            5,268
------------------------------------------------------------------
5/1/98              10.00                  --               --
------------------------------------------------------------------

                                       A8

ING VIT WORLDWIDE GROWTH (FORMERLY PILGRIM GLOBAL BRAND NAMES)

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.76              10,619         $     93         $ 8.75              3,201           $     28
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 8.75               7,226         $     63
------------------------------------------------------------------
2/1/00              10.00                  --               --
------------------------------------------------------------------

 JENNISON

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.85               2,731         $     21         $ 7.85                914           $      7
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 7.84              15,684         $    123
------------------------------------------------------------------
2/1/00              10.00                  --               --
------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.57               7,751         $     66         $ 8.56              3,939           $     34
----------------------------------------------------------------------------------------------------------------------
5/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
2000               $ 8.56                 718         $      6
------------------------------------------------------------------
5/1/00              10.00                  --               --
------------------------------------------------------------------

                                       A9

--------------------------------------------------------------------------------
CONTRACT CATEGORY:  YR-2000
--------------------------------------------------------------------------------

LIQUID ASSET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $15.59             146,440         $  2,283         $15.31            258,430           $  3,956
----------------------------------------------------------------------------------------------------------------------
2/1/00              14.94                  --               --          14.70                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $14.94             302,892         $  4,526         $14.76            293,515           $  4,333
----------------------------------------------------------------------------------------------------------------------
2/1/00              14.37                  --               --          14.21                 --                 --
----------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000       $17.92              53,158         $    953         $17.60             55,638           $    979
----------------------------------------------------------------------------------------------------------------------
2/1/00              16.84                  --               --          16.56                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $17.18              49,754         $    855         $16.97             73,720           $  1,251
----------------------------------------------------------------------------------------------------------------------
2/1/00              16.19                  --               --          16.01                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A10

                                                     CONTRACT CATEGORY:  YR-2000

CORE BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.81              16,337         $    193         $11.70              5,994           $     70
----------------------------------------------------------------------------------------------------------------------
2/1/00              11.53                  --               --          11.44                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.55              14,625         $    169         $11.48             16,854           $    193
----------------------------------------------------------------------------------------------------------------------
2/1/00              11.32                  --               --          11.26                 --                 --
----------------------------------------------------------------------------------------------------------------------

FULLY MANAGED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $26.32              30,174         $    794         $25.84             24,353           $    629
----------------------------------------------------------------------------------------------------------------------
2/1/00              21.24                  --               --          20.89                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.23              61,545         $  1,553         $24.92             15,600           $    389
----------------------------------------------------------------------------------------------------------------------
2/1/00              20.42                  --               --          20.20                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A11

                                                     CONTRACT CATEGORY:  YR-2000

TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $20.87              96,349         $  2,011         $20.68             73,220           $  1,514
----------------------------------------------------------------------------------------------------------------------
2/1/00              17.60                  --               --          17.46                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $20.42             205,502         $  4,195         $20.29            102,750           $  2,084
----------------------------------------------------------------------------------------------------------------------
2/1/00              17.27                  --               --          17.18                 --                 --
----------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.38               5,894         $     55         $ 9.38              4,224           $     40
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.37               7,201         $     67         $ 9.37             11,921           $    112
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A12

                                                     CONTRACT CATEGORY:  YR-2000

EQUITY INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $24.17              24,472         $    592         $23.74             17,295           $    411
----------------------------------------------------------------------------------------------------------------------
2/1/00              20.52                  --               --          20.18                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $23.17              79,161         $  1,834         $22.89             30,890           $    707
----------------------------------------------------------------------------------------------------------------------
2/1/00              19.74                  --               --          19.52                 --                 --
----------------------------------------------------------------------------------------------------------------------

ALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.61              80,308         $    932         $11.59             59,242           $    687
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.57              70,600         $    817         $11.56             98,842           $  1,142
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A13

                                                     CONTRACT CATEGORY:  YR-2000

GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.95              23,267         $    231         $ 9.94              8,956           $     89
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.94              19,469         $    193         $ 9.94             21,427           $    213
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

REAL ESTATE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $26.93               7,229         $    195         $26.44              2,491           $     66
----------------------------------------------------------------------------------------------------------------------
2/1/00              20.99                  --               --          20.64                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.81              12,612         $    325         $25.50             25,056           $    639
----------------------------------------------------------------------------------------------------------------------
2/1/00              20.18                  --               --          19.96                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A14

                                                     CONTRACT CATEGORY:  YR-2000

VALUE EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.55              23,912         $    468         $19.38             10,373           $    201
----------------------------------------------------------------------------------------------------------------------
2/1/00              17.62                  --               --          17.48                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.14              41,973         $    803         $19.03             10,293           $    196
----------------------------------------------------------------------------------------------------------------------
2/1/00              17.30                  --               --          17.21                 --                 --
----------------------------------------------------------------------------------------------------------------------

INVESTORS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.27              29,577         $    333         $11.26             17,291           $    195
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.24              21,065         $    237         $11.23             11,867           $    133
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A15

                                                     CONTRACT CATEGORY:  YR-2000

RISING DIVIDENDS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.09              95,313         $  2,391         $24.81             69,125           $  1,715
----------------------------------------------------------------------------------------------------------------------
2/1/00              25.78                  --               --          25.53                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $24.45             428,500         $ 10,477         $24.27            119,426           $  2,899
----------------------------------------------------------------------------------------------------------------------
2/1/00              25.20                  --               --          25.04                 --                 --
----------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $20.33             110,792         $  2,253         $20.08            110,513           $  2,219
----------------------------------------------------------------------------------------------------------------------
2/1/00              22.54                  --               --          22.29                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.75             406,790         $  8,034         $19.59            138,197           $  2,707
----------------------------------------------------------------------------------------------------------------------
2/1/00              21.96                  --               --          21.80                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A16

                                                     CONTRACT CATEGORY:  YR-2000

LARGE CAP VALUE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.55             147,571         $  1,558         $10.54             99,138           $  1,045
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.52             181,541         $  1,910         $10.51            177,361           $  1,864
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

HARD ASSETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $16.50               2,937         $     48         $16.20                511           $      8
----------------------------------------------------------------------------------------------------------------------
2/1/00              16.39                  --               --          16.12                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $15.81               5,200         $     82         $15.62             18,820           $    294
----------------------------------------------------------------------------------------------------------------------
2/1/00              15.76                  --               --          15.59                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A17

                                                     CONTRACT CATEGORY:  YR-2000

DIVERSIFIED MID-CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.88               5,137         $     51         $ 9.88              5,880           $     58
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.87               9,164         $     90         $ 9.87             10,627           $    105
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $26.55              86,539         $  2,297         $26.30             93,240           $  2,452
----------------------------------------------------------------------------------------------------------------------
2/1/00              27.16                  --               --          26.94                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.97             378,215         $  9,822         $25.81            160,258           $  4,135
----------------------------------------------------------------------------------------------------------------------
2/1/00              26.65                  --               --          26.51                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A18

                                                     CONTRACT CATEGORY:  YR-2000

CAPITAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $17.29              87,080         $  1,506         $17.17             89,061           $  1,529
----------------------------------------------------------------------------------------------------------------------
2/1/00              20.25                  --               --          20.13                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $17.00             181,294         $  3,083         $16.92            116,196           $  1,966
----------------------------------------------------------------------------------------------------------------------
2/1/00              19.97                  --               --          19.90                 --                 --
----------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.36              97,043         $  2,461         $25.03             95,802           $  2,398
----------------------------------------------------------------------------------------------------------------------
2/1/00              29.79                  --               --          29.44                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $24.59             124,676         $  3,066         $24.38            109,154           $  2,661
----------------------------------------------------------------------------------------------------------------------
2/1/00              28.98                  --               --          28.75                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A18

                                                     CONTRACT CATEGORY:  YR-2000

SMALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $18.49              86,622         $  1,602         $18.35            102,251           $  1,876
----------------------------------------------------------------------------------------------------------------------
2/1/00              23.84                  --               --          23.69                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $18.17             184,093         $  3,344         $18.07            140,651           $  2,542
----------------------------------------------------------------------------------------------------------------------
2/1/00              23.49                  --               --          23.40                 --                 --
----------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $42.56             122,975         $  5,234         $42.16            119,200           $  5,025
----------------------------------------------------------------------------------------------------------------------
2/1/00              38.87                  --               --          38.56                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $41.63             186,073         $  7,746         $41.37            162,554           $  6,725
----------------------------------------------------------------------------------------------------------------------
2/1/00              38.15                  --               --          37.94                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A20

                                                     CONTRACT CATEGORY:  YR-2000

STRATEGIC EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.00             107,927         $  2,050         $18.85            101,457           $  1,913
----------------------------------------------------------------------------------------------------------------------
2/1/00              21.84                  --               --          21.70                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $18.65             185,121         $  3,453         $18.55            149,363           $  2,771
----------------------------------------------------------------------------------------------------------------------
2/1/00              21.51                  --               --          21.42                 --                 --
----------------------------------------------------------------------------------------------------------------------

SPECIAL SITUATIONS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.89              18,016         $    160         $ 8.89                112           $      1
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.88               9,174         $     81         $ 8.88              5,866           $     52
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A21

                                                     CONTRACT CATEGORY:  YR-2000

GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $22.12             325,133         $  7,192         $21.96            277,005           $  6,083
----------------------------------------------------------------------------------------------------------------------
2/1/00              29.29                  --               --          29.12                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $21.75             693,052         $ 15,074         $21.65            437,723           $  9,475
----------------------------------------------------------------------------------------------------------------------
2/1/00              28.89                  --               --          28.78                 --                 --
----------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.60              43,664         $    332         $ 7.57             47,411           $    359
----------------------------------------------------------------------------------------------------------------------
2/1/00              11.70                  --               --          11.66                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.52              52,533         $    395         $ 7.50             35,033           $    263
----------------------------------------------------------------------------------------------------------------------
2/1/00              11.62                  --               --          11.60                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A22

                                                     CONTRACT CATEGORY:  YR-2000

PIMCO HIGH YIELD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.04              63,647         $    639         $10.00             47,632           $    476
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.18                  --               --          10.16                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.94             111,021         $  1,104         $ 9.92             64,046           $    635
----------------------------------------------------------------------------------------------------------------------
2/1/00              10.12                  --               --          10.10                 --                 --
----------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.75              86,637         $  1,018         $11.70             80,365           $    941
----------------------------------------------------------------------------------------------------------------------
2/1/00              12.56                  --               --          12.52                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.64             187,618         $  2,184         $11.61             70,828           $    822
----------------------------------------------------------------------------------------------------------------------
2/1/00              12.48                  --               --          12.46                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A28

                                                     CONTRACT CATEGORY:  YR-2000

ING VIT WORLDWIDE GROWTH
----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.76               8,037         $     70         $ 8.75              5,803           $     51
----------------------------------------------------------------------------------------------------------------------
5/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.74              39,547         $    346         $ 8.73              7,369           $     64
----------------------------------------------------------------------------------------------------------------------
5/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

 JENNISON

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.85              37,201         $    292         $ 7.84             33,278           $    261
----------------------------------------------------------------------------------------------------------------------
5/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.83              15,840         $    124         $ 7.83             19,630           $    154
----------------------------------------------------------------------------------------------------------------------
5/1/00              10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A24

                                                     CONTRACT CATEGORY:  YR-2000

SP JENNISON INTERNATIONAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.57               6,381         $     55         $ 8.56              6,379           $     55
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT                      MAX 7 ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.56               3,557         $     30         $ 8.56              7,516           $     64
----------------------------------------------------------------------------------------------------------------------
10/2/00             10.00                  --               --          10.00                 --                 --
----------------------------------------------------------------------------------------------------------------------

                                       A25

      Separate Account Annual Charges of 1.25%:

All Cap

AUV at beginning of period                        11.61
AUV at end of period                              11.68
Number of units outstanding at end of period    124,190

Total AUV at end of period (in thousands)         1,451


Asset Allocation Growth

AUV at beginning of period                         9.38
AUV at end of period                               8.66
Number of units outstanding at end of period     37,771

Total AUV at end of period (in thousands)           327


Capital Appreciation

AUV at beginning of period                         25.5
AUV at end of period                              21.91
Number of units outstanding at end of period    355,810

Total AUV at end of period (in thousands)         7,797


Capital Growth

AUV at beginning of period                        17.33
AUV at end of period                              14.76
Number of units outstanding at end of period    519,605

Total AUV at end of period (in thousands)         7,672


Core Bond

AUV at beginning of period                        11.85
AUV at end of period                              11.99
Number of units outstanding at end of period     97,048

Total AUV at end of period (in thousands)         1,163


Developing World

AUV at beginning of period                         7.61
AUV at end of period                               7.12
Number of units outstanding at end of period    256,486

Total AUV at end of period (in thousands)         1,827


Diversified MidCap

AUV at beginning of period                         9.88
AUV at end of period                               9.11
Number of units outstanding at end of period     35,636

Total AUV at end of period (in thousands)           325


Equity Income

AUV at beginning of period                        24.35
AUV at end of period                              24.37
Number of units outstanding at end of period    293,213

Total AUV at end of period (in thousands)         7,145


Fully Managed

AUV at beginning of period                        26.51
AUV at end of period                              28.77
Number of units outstanding at end of period    453,058

Total AUV at end of period (in thousands)        13,035


Growth

AUV at beginning of period                        22.17
AUV at end of period                              15.28
Number of units outstanding at end of period    747,104

Total AUV at end of period (in thousands)        11,412


Janus Growth and Income

AUV at beginning of period                         9.95
AUV at end of period                               8.89
Number of units outstanding at end of period     87,647

Total AUV at end of period (in thousands)           779


ING VP Growth Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               7.80
Number of units outstanding at end of period        128

Total AUV at end of period (in thousands)             1


Hard Assets

AUV at beginning of period                        16.62
AUV at end of period                              14.42
Number of units outstanding at end of period     77,971

Total AUV at end of period (in thousands)         1,124


PIMCO High Yield

AUV at beginning of period                        10.05
AUV at end of period                              10.16
Number of units outstanding at end of period    287,228

Total AUV at end of period (in thousands)         2,918


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.63
Number of units outstanding at end of period        174

Total AUV at end of period (in thousands)             1


INVESCO VIF Financial Services Fund

AUV at beginning of period                         8.69
AUV at end of period                               9.37
Number of units outstanding at end of period      2,766

Total AUV at end of period (in thousands)            26


Invesco Health Services

AUV at beginning of period                        10.21
AUV at end of period                              10.28
Number of units outstanding at end of period      9,245

Total AUV at end of period (in thousands)            95


Investors

AUV at beginning of period                        11.28
AUV at end of period                              10.66
Number of units outstanding at end of period     62,733

Total AUV at end of period (in thousands)           669


SP Jennison International Growth

AUV at beginning of period                         8.57
AUV at end of period                               5.42
Number of units outstanding at end of period     15,970

Total AUV at end of period (in thousands)            87


Large Cap Value

AUV at beginning of period                        10.56
AUV at end of period                              10.05
Number of units outstanding at end of period    135,888

Total AUV at end of period (in thousands)         1,366


Limited Maturity Bond

AUV at beginning of period                        18.08
AUV at end of period                              19.44
Number of units outstanding at end of period    366,850

Total AUV at end of period (in thousands)         7,130


Liquid Asset

AUV at beginning of period                        15.75
AUV at end of period                              16.15
Number of units outstanding at end of period    785,739

Total AUV at end of period (in thousands)        12,693


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.36
Number of units outstanding at end of period      1,128

Total AUV at end of period (in thousands)            11


Managed Global

AUV at beginning of period                        20.44
AUV at end of period                              17.78
Number of units outstanding at end of period    485,438

Total AUV at end of period (in thousands)         8,632


MidCap Growth

AUV at beginning of period                        42.70
AUV at end of period                              32.20
Number of units outstanding at end of period    467,967

Total AUV at end of period (in thousands)        15,068


ING VP Worldwide Growth

AUV at beginning of period                         8.76
AUV at end of period                               7.04
Number of units outstanding at end of period      9,163

Total AUV at end of period (in thousands)            65


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.39
Number of units outstanding at end of period     11,177

Total AUV at end of period (in thousands)           105


Pioneer MidCap Value VCT

AUV at beginning of period                        10.00
AUV at end of period                              10.72
Number of units outstanding at end of period      5,621

Total AUV at end of period (in thousands)            60


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.90
Number of units outstanding at end of period      8,366

Total AUV at end of period (in thousands)            74


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.44
Number of units outstanding at end of period     46,913

Total AUV at end of period (in thousands)           443


Jennison

AUV at beginning of period                         7.85
AUV at end of period                               6.31
Number of units outstanding at end of period     17,257

Total AUV at end of period (in thousands)           109


Real Estate

AUV at beginning of period                        27.12
AUV at end of period                              28.96
Number of units outstanding at end of period    112,185

Total AUV at end of period (in thousands)         3,249


Research

AUV at beginning of period                        26.63
AUV at end of period                              20.66
Number of units outstanding at end of period    522,222

Total AUV at end of period (in thousands)        10,787


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        25.21
AUV at end of period                              21.92
Number of units outstanding at end of period    979,243

Total AUV at end of period (in thousands)        21,460


Capital Guardian Small Cap

AUV at beginning of period                        18.54
AUV at end of period                              18.03
Number of units outstanding at end of period    408,938

Total AUV at end of period (in thousands)         7,375


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.34
Number of units outstanding at end of period      3,816

Total AUV at end of period (in thousands)            32


Special Situations

AUV at beginning of period                         8.89
AUV at end of period                               8.34
Number of units outstanding at end of period      7,214

Total AUV at end of period (in thousands)            60


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.77
AUV at end of period                              10.29
Number of units outstanding at end of period    218,233

Total AUV at end of period (in thousands)         2,246


Strategic Equity

AUV at beginning of period                        19.07
AUV at end of period                              14.85
Number of units outstanding at end of period    353,212

Total AUV at end of period (in thousands)         5,244


Total Return

AUV at beginning of period                        20.94
AUV at end of period                              20.78
Number of units outstanding at end of period    719,183

Total AUV at end of period (in thousands)        14,943


Value Equity

AUV at beginning of period                        19.63
AUV at end of period                              18.53
Number of units outstanding at end of period    324,375

Total AUV at end of period (in thousands)         6,011



      Separate Account Annual Charges of 1.30%:

All Cap

AUV at beginning of period                        11.61
AUV at end of period                              11.67
Number of units outstanding at end of period    251,795

Total AUV at end of period (in thousands)         2,938


Asset Allocation Growth

AUV at beginning of period                         9.38
AUV at end of period                               8.65
Number of units outstanding at end of period     49,658

Total AUV at end of period (in thousands)           430


Capital Appreciation

AUV at beginning of period                        25.36
AUV at end of period                              21.78
Number of units outstanding at end of period    162,730

Total AUV at end of period (in thousands)         3,544


Capital Growth

AUV at beginning of period                        17.29
AUV at end of period                              14.72
Number of units outstanding at end of period    117,979

Total AUV at end of period (in thousands)         1,737


Core Bond

AUV at beginning of period                        11.81
AUV at end of period                              11.94
Number of units outstanding at end of period     72,163

Total AUV at end of period (in thousands)           862


Developing World

AUV at beginning of period                          7.6
AUV at end of period                               7.11
Number of units outstanding at end of period    145,023

Total AUV at end of period (in thousands)         1,031


Diversified MidCap

AUV at beginning of period                         9.88
AUV at end of period                               9.10
Number of units outstanding at end of period     53,163

Total AUV at end of period (in thousands)           484


Equity Income

AUV at beginning of period                        24.17
AUV at end of period                              24.18
Number of units outstanding at end of period    103,145

Total AUV at end of period (in thousands)         2,494


Fully Managed

AUV at beginning of period                        26.32
AUV at end of period                              28.55
Number of units outstanding at end of period    152,493

Total AUV at end of period (in thousands)         4,354


Growth

AUV at beginning of period                        22.12
AUV at end of period                              15.23
Number of units outstanding at end of period    478,470

Total AUV at end of period (in thousands)         7,287


Janus Growth and Income

AUV at beginning of period                         9.95
AUV at end of period                               8.88
Number of units outstanding at end of period    107,396

Total AUV at end of period (in thousands)           954


ING VP Growth Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               7.80
Number of units outstanding at end of period      2,631

Total AUV at end of period (in thousands)            21


Hard Assets

AUV at beginning of period                        16.50
AUV at end of period                              14.31
Number of units outstanding at end of period     14,140

Total AUV at end of period (in thousands)           202


PIMCO High Yield

AUV at beginning of period                        10.04
AUV at end of period                              10.14
Number of units outstanding at end of period    199,285

Total AUV at end of period (in thousands)         2,020


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.62
Number of units outstanding at end of period      3,316

Total AUV at end of period (in thousands)            25


INVESCO VIF Financial Services Fund

AUV at beginning of period                         8.69
AUV at end of period                               9.37
Number of units outstanding at end of period      4,734

Total AUV at end of period (in thousands)            44


Invesco Health Services

AUV at beginning of period                        10.20
AUV at end of period                              10.28
Number of units outstanding at end of period      2,712

Total AUV at end of period (in thousands)            28


Investors

AUV at beginning of period                        11.27
AUV at end of period                              10.65
Number of units outstanding at end of period    136,519

Total AUV at end of period (in thousands)         1,454


SP Jennison International Growth

AUV at beginning of period                         8.57
AUV at end of period                               5.42
Number of units outstanding at end of period     67,611

Total AUV at end of period (in thousands)           366


Large Cap Value

AUV at beginning of period                        10.55
AUV at end of period                              10.04
Number of units outstanding at end of period    356,503

Total AUV at end of period (in thousands)         3,579


Limited Maturity Bond

AUV at beginning of period                        17.92
AUV at end of period                              19.25
Number of units outstanding at end of period    344,127

Total AUV at end of period (in thousands)         6,626


Liquid Asset

AUV at beginning of period                        15.59
AUV at end of period                              15.98
Number of units outstanding at end of period    231,818

Total AUV at end of period (in thousands)         3,704


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.36
Number of units outstanding at end of period      3,691

Total AUV at end of period (in thousands)            35


Managed Global

AUV at beginning of period                        20.33
AUV at end of period                              17.68
Number of units outstanding at end of period    203,822

Total AUV at end of period (in thousands)         3,603


MidCap Growth

AUV at beginning of period                        42.56
AUV at end of period                              32.08
Number of units outstanding at end of period    229,352

Total AUV at end of period (in thousands)         7,358


ING VP Worldwide Growth

AUV at beginning of period                         8.76
AUV at end of period                               7.04
Number of units outstanding at end of period     41,855

Total AUV at end of period (in thousands)           294


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.39
Number of units outstanding at end of period      4,693

Total AUV at end of period (in thousands)            44


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.90
Number of units outstanding at end of period     10,121

Total AUV at end of period (in thousands)            90


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.27
Number of units outstanding at end of period      5,341

Total AUV at end of period (in thousands)            44


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.44
Number of units outstanding at end of period     13,767

Total AUV at end of period (in thousands)           130


Prudential Jennison

AUV at beginning of period                         7.85
AUV at end of period                               6.31
Number of units outstanding at end of period    136,978

Total AUV at end of period (in thousands)           864


Real Estate

AUV at beginning of period                        26.93
AUV at end of period                              28.74
Number of units outstanding at end of period     31,389

Total AUV at end of period (in thousands)           902


Research

AUV at beginning of period                        26.55
AUV at end of period                              20.58
Number of units outstanding at end of period    165,277

Total AUV at end of period (in thousands)         3,401


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        25.09
AUV at end of period                              21.80
Number of units outstanding at end of period    181,196

Total AUV at end of period (in thousands)         3,950


Capital Guardian Small Cap

AUV at beginning of period                        18.49
AUV at end of period                              17.98
Number of units outstanding at end of period    189,790

Total AUV at end of period (in thousands)         3,413


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.34
Number of units outstanding at end of period     20,998

Total AUV at end of period (in thousands)           175


Special Situations

AUV at beginning of period                         8.89
AUV at end of period                               8.33
Number of units outstanding at end of period     57,110

Total AUV at end of period (in thousands)           476


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.75
AUV at end of period                              10.27
Number of units outstanding at end of period    146,243

Total AUV at end of period (in thousands)         1,502


Strategic Equity

AUV at beginning of period                        19.00
AUV at end of period                              14.78
Number of units outstanding at end of period    134,200

Total AUV at end of period (in thousands)         1,984


Total Return

AUV at beginning of period                        20.87
AUV at end of period                              20.70
Number of units outstanding at end of period    307,521

Total AUV at end of period (in thousands)         6,366


Value Equity

AUV at beginning of period                        19.55
AUV at end of period                              18.44
Number of units outstanding at end of period     58,111

Total AUV at end of period (in thousands)         1,072


      Separate Account Annual Charges of 1.40%:

AIM V.I. Dent Demographic Trends Fund

AUV at beginning of period                        10.00
AUV at end of period                              10.99
Number of units outstanding at end of period     16,786

Total AUV at end of period (in thousands)           185


All Cap

AUV at beginning of period                        11.59
AUV at end of period                              11.65
Number of units outstanding at end of period  4,280,223

Total AUV at end of period (in thousands)        49,865


Asset Allocation Growth

AUV at beginning of period                         9.38
AUV at end of period                               8.64
Number of units outstanding at end of period    584,327

Total AUV at end of period (in thousands)         5,050


Capital Appreciation

AUV at beginning of period                        25.17
AUV at end of period                              21.60
Number of units outstanding at end of period  3,606,211

Total AUV at end of period (in thousands)        77,880


Capital Growth

AUV at beginning of period                        17.21
AUV at end of period                              14.64
Number of units outstanding at end of period  6,450,279

Total AUV at end of period (in thousands)        94,417


Core Bond

AUV at beginning of period                        11.74
AUV at end of period                              11.86
Number of units outstanding at end of period  1,667,406

Total AUV at end of period (in thousands)        19,775


Developing World

AUV at beginning of period                         7.58
AUV at end of period                               7.08
Number of units outstanding at end of period  2,270,963

Total AUV at end of period (in thousands)        16,079


Diversified MidCap

AUV at beginning of period                         9.88
AUV at end of period                               9.09
Number of units outstanding at end of period    685,330

Total AUV at end of period (in thousands)         6,232


Equity Income

AUV at beginning of period                        23.91
AUV at end of period                              23.90
Number of units outstanding at end of period  3,366,040

Total AUV at end of period (in thousands)        80,438


Fully Managed

AUV at beginning of period                        26.04
AUV at end of period                              28.22
Number of units outstanding at end of period  4,592,779

Total AUV at end of period (in thousands)       129,589


Growth

AUV at beginning of period                        22.02
AUV at end of period                              15.14
Number of units outstanding at end of period 16,739,731

Total AUV at end of period (in thousands)       253,503


Janus Growth and Income

AUV at beginning of period                         9.94
AUV at end of period                               8.87
Number of units outstanding at end of period  1,073,857

Total AUV at end of period (in thousands)         9,528


ING VP Growth Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               7.79
Number of units outstanding at end of period     82,839

Total AUV at end of period (in thousands)           645


Hard Assets

AUV at beginning of period                        16.32
AUV at end of period                              14.14
Number of units outstanding at end of period    295,871

Total AUV at end of period (in thousands)         4,184


PIMCO High Yield Bond

AUV at beginning of period                        10.01
AUV at end of period                              10.10
Number of units outstanding at end of period  5,836,178

Total AUV at end of period (in thousands)        58,952


International Equity

AUV at beginning of period                        11.37
AUV at end of period                               8.66
Number of units outstanding at end of period  5,073,421

Total AUV at end of period (in thousands)        43,953


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.62
Number of units outstanding at end of period     47,817

Total AUV at end of period (in thousands)           364


INVESCO VIFFinancial Services Fund

AUV at beginning of period                         8.69
AUV at end of period                               9.37
Number of units outstanding at end of period     28,966

Total AUV at end of period (in thousands)           271


INVESCO VIF Health Sciences Fund

AUV at beginning of period                        10.21
AUV at end of period                              10.27
Number of units outstanding at end of period     20,414

Total AUV at end of period (in thousands)           210


INVESCO VIF Utilities Fund

AUV at beginning of period                         8.31
AUV at end of period                               8.11
Number of units outstanding at end of period      5,342

Total AUV at end of period (in thousands)            43


Investors

AUV at beginning of period                        11.26
AUV at end of period                              10.63
Number of units outstanding at end of period    952,473

Total AUV at end of period (in thousands)        10,123


SP Jennison International Growth

AUV at beginning of period                         8.56
AUV at end of period                               5.41
Number of units outstanding at end of period    294,591

Total AUV at end of period (in thousands)         1,594


Large Cap Value

AUV at beginning of period                        10.55
AUV at end of period                              10.02
Number of units outstanding at end of period  3,900,664

Total AUV at end of period (in thousands)        39,084


Limited Maturity Bond

AUV at beginning of period                        17.76
AUV at end of period                              19.06
Number of units outstanding at end of period  4,326,402

Total AUV at end of period (in thousands)        82,468


Liquid Asset

AUV at beginning of period                        15.47
AUV at end of period                              15.84
Number of units outstanding at end of period 14,053,317

Total AUV at end of period (in thousands)       222,641


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.35
Number of units outstanding at end of period     38,846

Total AUV at end of period (in thousands)           363


Managed Global

AUV at beginning of period                        20.19
AUV at end of period                              17.54
Number of units outstanding at end of period  1,757,558

Total AUV at end of period (in thousands)        30,823


MidCap Growth

AUV at beginning of period                        42.23
AUV at end of period                              31.80
Number of units outstanding at end of period  6,637,256

Total AUV at end of period (in thousands)       211,080


ING VP Worldwide Growth

AUV at beginning of period                         8.75
AUV at end of period                               7.02
Number of units outstanding at end of period    306,137

Total AUV at end of period (in thousands)         2,150


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.39
Number of units outstanding at end of period     27,047

Total AUV at end of period (in thousands)           254


Pioneer MidCap Value VCT

AUV at beginning of period                        10.00
AUV at end of period                              10.72
Number of units outstanding at end of period    170,277

Total AUV at end of period (in thousands)         1,825


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.90
Number of units outstanding at end of period    805,047

Total AUV at end of period (in thousands)         7,161


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.27
Number of units outstanding at end of period      8,429

Total AUV at end of period (in thousands)            70


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.43
Number of units outstanding at end of period  1,134,989

Total AUV at end of period (in thousands)        10,703


Prudential Jennison

AUV at beginning of period                         7.85
AUV at end of period                               6.30
Number of units outstanding at end of period  1,264,693

Total AUV at end of period (in thousands)         7,963


Real Estate

AUV at beginning of period                        26.64
AUV at end of period                              28.40
Number of units outstanding at end of period    887,731

Total AUV at end of period (in thousands)        25,212


Research

AUV at beginning of period                        26.39
AUV at end of period                              20.44
Number of units outstanding at end of period  7,349,634

Total AUV at end of period (in thousands)       150,215


Capital Guardian Small Cap

AUV at beginning of period                         18.4
AUV at end of period                              17.87
Number of units outstanding at end of period  7,129,681

Total AUV at end of period (in thousands)       127,417


ING VP SmallCap Opportunities

AUV at beginning of period
AUV at end of period                               8.33
Number of units outstanding at end of period    180,638

Total AUV at end of period (in thousands)         1,505


Special Situations

AUV at beginning of period                         8.89
AUV at end of period                               8.32
Number of units outstanding at end of period    368,091

Total AUV at end of period (in thousands)         3,064


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.72
AUV at end of period                              10.23
Number of units outstanding at end of period  5,825,877

Total AUV at end of period (in thousands)        59,614


Strategic Equity

AUV at beginning of period                        18.92
AUV at end of period                              14.71
Number of units outstanding at end of period  3,787,157

Total AUV at end of period (in thousands)        55,697


Total Return

AUV at beginning of period                        20.75
AUV at end of period                              20.56
Number of units outstanding at end of period  9,277,909

Total AUV at end of period (in thousands)       190,715


Value Equity

AUV at beginning of period                        19.46
AUV at end of period                              18.34
Number of units outstanding at end of period  2,404,426

Total AUV at end of period (in thousands)        44,090


      Separate Account Annual Charges of 1.45%:

AIM V.I. Dent Demographic Trends Fund

AUV at beginning of period                        10.00
AUV at end of period                              10.99
Number of units outstanding at end of period     23,503

Total AUV at end of period (in thousands)           258


All Cap

AUV at beginning of period                        11.59
AUV at end of period                              11.64
Number of units outstanding at end of period  3,977,598

Total AUV at end of period (in thousands)        46,299


Asset Allocation Growth

AUV at beginning of period                         9.38
AUV at end of period                               8.64
Number of units outstanding at end of period  1,123,696

Total AUV at end of period (in thousands)         9,705


Capital Appreciation

AUV at beginning of period                        25.03
AUV at end of period                              21.46
Number of units outstanding at end of period  1,862,499

Total AUV at end of period (in thousands)        39,973


Capital Growth

AUV at beginning of period                        17.17
AUV at end of period                              14.59
Number of units outstanding at end of period  1,780,512

Total AUV at end of period (in thousands)        25,984


Core Bond

AUV at beginning of period                         11.7
AUV at end of period                              11.81
Number of units outstanding at end of period  1,400,288

Total AUV at end of period (in thousands)        16,542


Developing World

AUV at beginning of period                         7.57
AUV at end of period                               7.07
Number of units outstanding at end of period  1,495,432

Total AUV at end of period (in thousands)        10,567


Diversified MidCap

AUV at beginning of period                         9.88
AUV at end of period                               9.09
Number of units outstanding at end of period    959,092

Total AUV at end of period (in thousands)         8,716


Equity Income

AUV at beginning of period                        23.74
AUV at end of period                              23.71
Number of units outstanding at end of period  1,599,946

Total AUV at end of period (in thousands)        37,934


Fully Managed

AUV at beginning of period                        25.84
AUV at end of period                              27.99
Number of units outstanding at end of period  2,279,908

Total AUV at end of period (in thousands)        63,825


Growth

AUV at beginning of period                        21.96
AUV at end of period                              15.10
Number of units outstanding at end of period  6,476,226

Total AUV at end of period (in thousands)        97,779


Janus Growth and Income

AUV at beginning of period                         9.94
AUV at end of period                               8.87
Number of units outstanding at end of period  1,698,200

Total AUV at end of period (in thousands)        15,058


ING VP Growth Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               7.79
Number of units outstanding at end of period     83,426

Total AUV at end of period (in thousands)           650


Hard Assets

AUV at beginning of period                         16.2
AUV at end of period                              14.03
Number of units outstanding at end of period    144,214

Total AUV at end of period (in thousands)         2,023


PIMCO High Yield Bond

AUV at beginning of period                           10
AUV at end of period                              10.08
Number of units outstanding at end of period  2,641,283

Total AUV at end of period (in thousands)        26,630


International Equity

AUV at beginning of period                        11.43
AUV at end of period                               8.70
Number of units outstanding at end of period  1,053,050

Total AUV at end of period (in thousands)         9,160


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.61
Number of units outstanding at end of period     89,535

Total AUV at end of period (in thousands)           682


INVESCO VIF Financial Services Fund

AUV at beginning of period                         8.69
AUV at end of period                               9.36
Number of units outstanding at end of period     37,443

Total AUV at end of period (in thousands)           351


INVESCO VIF Health Sciences Fund

AUV at beginning of period                        10.21
AUV at end of period                              10.27
Number of units outstanding at end of period     38,465

Total AUV at end of period (in thousands)           395


INVESCO VIF Utilities Fund

AUV at beginning of period                         8.31
AUV at end of period                               8.11
Number of units outstanding at end of period      8,160

Total AUV at end of period (in thousands)            66


Investors

AUV at beginning of period                        11.26
AUV at end of period                              10.62
Number of units outstanding at end of period  1,224,296

Total AUV at end of period (in thousands)        13,000


SP Jennison International Growth

AUV at beginning of period                         8.56
AUV at end of period                               5.41
Number of units outstanding at end of period    385,100

Total AUV at end of period (in thousands)         2,082


Large Cap Value

AUV at beginning of period                        10.54
AUV at end of period                              10.01
Number of units outstanding at end of period  4,561,875

Total AUV at end of period (in thousands)        45,665


Limited Maturity Bond

AUV at beginning of period                         17.6
AUV at end of period                              18.88
Number of units outstanding at end of period  2,416,706

Total AUV at end of period (in thousands)        45,627


Liquid Asset

AUV at beginning of period                        15.31
AUV at end of period                              15.67
Number of units outstanding at end of period 12,017,917

Total AUV at end of period (in thousands)       188,296


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.35
Number of units outstanding at end of period     91,138

Total AUV at end of period (in thousands)           852


Managed Global

AUV at beginning of period                        20.08
AUV at end of period                              17.43
Number of units outstanding at end of period  1,775,926

Total AUV at end of period (in thousands)        30,960


MidCap Growth

AUV at beginning of period                        42.16
AUV at end of period                              31.73
Number of units outstanding at end of period  3,144,090

Total AUV at end of period (in thousands)        99,763


ING VP Worldwide Growth

AUV at beginning of period                         8.75
AUV at end of period                               7.02
Number of units outstanding at end of period    479,640

Total AUV at end of period (in thousands)         3,366


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.38
Number of units outstanding at end of period      5,663

Total AUV at end of period (in thousands)            53


Pioneer MidCap Value VCT

AUV at beginning of period                        10.00
AUV at end of period                              10.71
Number of units outstanding at end of period     98,183

Total AUV at end of period (in thousands)         1,052


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.89
Number of units outstanding at end of period    267,236

Total AUV at end of period (in thousands)         2,376


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.26
Number of units outstanding at end of period    568,995

Total AUV at end of period (in thousands)         4,702


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.43
Number of units outstanding at end of period    403,215

Total AUV at end of period (in thousands)         3,801


Prudential Jennison

AUV at beginning of period                         7.84
AUV at end of period                               6.29
Number of units outstanding at end of period  1,272,891

Total AUV at end of period (in thousands)         8,008


Real Estate

AUV at beginning of period                        26.44
AUV at end of period                              28.18
Number of units outstanding at end of period    414,152

Total AUV at end of period (in thousands)        11,671


Research

AUV at beginning of period                        26.30
AUV at end of period                              20.35
Number of units outstanding at end of period  2,427,133

Total AUV at end of period (in thousands)        49,404


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        24.81
AUV at end of period                              21.53
Number of units outstanding at end of period  1,737,220

Total AUV at end of period (in thousands)        37,398


Capital Guardian Small Cap

AUV at beginning of period                        18.35
AUV at end of period                              17.82
Number of units outstanding at end of period  2,714,045

Total AUV at end of period (in thousands)        48,357


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.33
Number of units outstanding at end of period    267,587

Total AUV at end of period (in thousands)         2,229


Special Situations

AUV at beginning of period                         8.89
AUV at end of period                               8.32
Number of units outstanding at end of period    538,056

Total AUV at end of period (in thousands)         4,476


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                         11.7
AUV at end of period                              10.21
Number of units outstanding at end of period  2,222,192

Total AUV at end of period (in thousands)        22,697


Strategic Equity

AUV at beginning of period                        18.85
AUV at end of period                              14.64
Number of units outstanding at end of period  2,160,543

Total AUV at end of period (in thousands)        31,636


Total Return

AUV at beginning of period                        20.68
AUV at end of period                              20.47
Number of units outstanding at end of period  3,612,214

Total AUV at end of period (in thousands)        73,960


Value Equity

AUV at beginning of period                        19.38
AUV at end of period                              18.25
Number of units outstanding at end of period    833,753

Total AUV at end of period (in thousands)        15,215


      Separate Account Annual Charges of 1.55%:

AIM V.I. Dent Demographic Trends Fund

AUV at beginning of period                        10.00
AUV at end of period                              10.99
Number of units outstanding at end of period     77,645

Total AUV at end of period (in thousands)           853


All Cap

AUV at beginning of period                        11.58
AUV at end of period                              11.62
Number of units outstanding at end of period  2,043,716

Total AUV at end of period (in thousands)        23,748


Asset Allocation Growth

AUV at beginning of period                         9.37
AUV at end of period                               8.63
Number of units outstanding at end of period    150,928

Total AUV at end of period (in thousands)         1,302


Capital Appreciation

AUV at beginning of period                        24.85
AUV at end of period                              21.28
Number of units outstanding at end of period  3,688,602

Total AUV at end of period (in thousands)        78,507


Capital Growth

AUV at beginning of period                        17.09
AUV at end of period                              14.51
Number of units outstanding at end of period  5,716,523

Total AUV at end of period (in thousands)        82,940


Core Bond

AUV at beginning of period                        11.62
AUV at end of period                              11.73
Number of units outstanding at end of period    813,385

Total AUV at end of period (in thousands)         9,539


Developing World

AUV at beginning of period                         7.55
AUV at end of period                               7.04
Number of units outstanding at end of period  1,610,889

Total AUV at end of period (in thousands)        11,339


Diversified MidCap

AUV at beginning of period                         9.87
AUV at end of period                               9.08
Number of units outstanding at end of period    261,790

Total AUV at end of period (in thousands)         2,376


Equity Income

AUV at beginning of period                        23.49
AUV at end of period                              23.43
Number of units outstanding at end of period  2,377,260

Total AUV at end of period (in thousands)        55,709


Fully Managed

AUV at beginning of period                        25.57
AUV at end of period                              27.67
Number of units outstanding at end of period  3,679,280

Total AUV at end of period (in thousands)       101,805


Growth

AUV at beginning of period                        21.86
AUV at end of period                              15.01
Number of units outstanding at end of period 11,192,041

Total AUV at end of period (in thousands)       167,994


Janus Growth and Income

AUV at beginning of period                         9.94
AUV at end of period                               8.86
Number of units outstanding at end of period    470,484

Total AUV at end of period (in thousands)         4,166


ING VP Growth Opportunities

AUV at beginning of period                        10.57
AUV at end of period                               7.78
Number of units outstanding at end of period     19,161

Total AUV at end of period (in thousands)           149


Hard Assets

AUV at beginning of period                        16.03
AUV at end of period                              13.87
Number of units outstanding at end of period    458,821

Total AUV at end of period (in thousands)         6,364


PIMCO High Yield Bond

AUV at beginning of period                         9.97
AUV at end of period                              10.04
Number of units outstanding at end of period  3,198,237

Total AUV at end of period (in thousands)        32,126


International Equity

AUV at beginning of period                        11.37
AUV at end of period                               8.65
Number of units outstanding at end of period  2,043,470

Total AUV at end of period (in thousands)        17,672


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.61
Number of units outstanding at end of period     36,478

Total AUV at end of period (in thousands)           278


INVESCO VIF Financial Services Fund

AUV at beginning of period                         8.69
AUV at end of period                               9.36
Number of units outstanding at end of period     23,862

Total AUV at end of period (in thousands)           223


INVESCO VIF Health Sciences Fund

AUV at beginning of period                        10.20
AUV at end of period                              10.26
Number of units outstanding at end of period    110,902

Total AUV at end of period (in thousands)         1,138


INVESCO VIF Utilities Fund

AUV at beginning of period                         8.30
AUV at end of period                               8.10
Number of units outstanding at end of period     18,794

Total AUV at end of period (in thousands)           152


Investors

AUV at beginning of period                        11.25
AUV at end of period                              10.60
Number of units outstanding at end of period    533,884

Total AUV at end of period (in thousands)         5,658


SP Jennison International Growth

AUV at beginning of period                         8.56
AUV at end of period                               5.40
Number of units outstanding at end of period    101,972

Total AUV at end of period (in thousands)           551


Large Cap Value

AUV at beginning of period                        10.53
AUV at end of period                               9.99
Number of units outstanding at end of period  1,783,085

Total AUV at end of period (in thousands)        17,814


Limited Maturity Bond

AUV at beginning of period                        17.45
AUV at end of period                              18.69
Number of units outstanding at end of period  2,547,140

Total AUV at end of period (in thousands)        47,612


Liquid Asset

AUV at beginning of period                        15.19
AUV at end of period                              15.54
Number of units outstanding at end of period  7,210,821

Total AUV at end of period (in thousands)       112,027


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.34
Number of units outstanding at end of period      7,517

Total AUV at end of period (in thousands)            70


Managed Global

AUV at beginning of period                        19.94
AUV at end of period                              17.30
Number of units outstanding at end of period  3,208,565

Total AUV at end of period (in thousands)        55,496


MidCap Growth

AUV at beginning of period                        41.89
AUV at end of period                              31.50
Number of units outstanding at end of period  4,965,396

Total AUV at end of period (in thousands)       156,399


ING VP Worldwide Growth

AUV at beginning of period                         8.75
AUV at end of period                               7.01
Number of units outstanding at end of period    112,980

Total AUV at end of period (in thousands)           792


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.38
Number of units outstanding at end of period     14,633

Total AUV at end of period (in thousands)           137


Pioneer MidCap Value VCT

AUV at beginning of period                        10.00
AUV at end of period                              10.71
Number of units outstanding at end of period     27,109

Total AUV at end of period (in thousands)           290


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.89
Number of units outstanding at end of period    256,466

Total AUV at end of period (in thousands)         2,279


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.26
Number of units outstanding at end of period      5,726

Total AUV at end of period (in thousands)            47


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.42
Number of units outstanding at end of period     67,787

Total AUV at end of period (in thousands)           639


Prudential Jennison

AUV at beginning of period                         7.84
AUV at end of period                               6.28
Number of units outstanding at end of period    417,345

Total AUV at end of period (in thousands)         2,621


Real Estate

AUV at beginning of period                        26.16
AUV at end of period                              27.85
Number of units outstanding at end of period    715,122

Total AUV at end of period (in thousands)        19,916


Research

AUV at beginning of period                        26.13
AUV at end of period                              20.21
Number of units outstanding at end of period  6,799,019

Total AUV at end of period (in thousands)       137,380


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        24.67
AUV at end of period                              21.38
Number of units outstanding at end of period  8,520,621

Total AUV at end of period (in thousands)       182,162


Capital Guardian Small Cap

AUV at beginning of period                        18.26
AUV at end of period                              17.71
Number of units outstanding at end of period  4,908,965

Total AUV at end of period (in thousands)        86,931


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.32
Number of units outstanding at end of period     61,323

Total AUV at end of period (in thousands)           510


Special Situations

AUV at beginning of period                         8.89
AUV at end of period                               8.31
Number of units outstanding at end of period    158,129

Total AUV at end of period (in thousands)         1,314


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.67
AUV at end of period                              10.18
Number of units outstanding at end of period  4,054,658

Total AUV at end of period (in thousands)        41,259


Strategic Equity

AUV at beginning of period                        18.78
AUV at end of period                              14.57
Number of units outstanding at end of period  2,640,191

Total AUV at end of period (in thousands)        38,466


Total Return

AUV at beginning of period                        20.55
AUV at end of period                              20.33
Number of units outstanding at end of period  6,331,856

Total AUV at end of period (in thousands)       128,696


Value Equity

AUV at beginning of period                        19.29
AUV at end of period                              18.15
Number of units outstanding at end of period  2,428,124

Total AUV at end of period (in thousands)        44,061


      Separate Account Annual Charges of 1.60%:


AIM V.I. Dent Demographic Trends Fund

AUV at beginning of period                        10.00
AUV at end of period                              10.99
Number of units outstanding at end of period      1,822

Total AUV at end of period (in thousands)            20


All Cap

AUV at beginning of period                        11.57
AUV at end of period                              11.60
Number of units outstanding at end of period  1,200,300

Total AUV at end of period (in thousands)        13,923


Asset Allocation Growth

AUV at beginning of period                         9.37
AUV at end of period                               8.62
Number of units outstanding at end of period    221,600

Total AUV at end of period (in thousands)         1,910


Capital Appreciation

AUV at beginning of period                        24.70
AUV at end of period                              21.15
Number of units outstanding at end of period    938,385

Total AUV at end of period (in thousands)        19,846


Capital Growth

AUV at beginning of period                        17.04
AUV at end of period                              14.47
Number of units outstanding at end of period    826,425

Total AUV at end of period (in thousands)        11,955


Core Bond

AUV at beginning of period                        11.59
AUV at end of period                              11.68
Number of units outstanding at end of period    227,468

Total AUV at end of period (in thousands)         2,658


Developing World

AUV at beginning of period                         7.54
AUV at end of period                               7.02
Number of units outstanding at end of period    673,090

Total AUV at end of period (in thousands)         4,728


Diversified MidCap

AUV at beginning of period                         9.87
AUV at end of period                               9.07
Number of units outstanding at end of period    264,852

Total AUV at end of period (in thousands)         2,402


Equity Income

AUV at beginning of period                        23.31
AUV at end of period                              23.25
Number of units outstanding at end of period    398,073

Total AUV at end of period (in thousands)         9,254


Fully Managed

AUV at beginning of period                        25.38
AUV at end of period                              27.45
Number of units outstanding at end of period    495,196

Total AUV at end of period (in thousands)        13,593


Growth

AUV at beginning of period                         21.8
AUV at end of period                              14.97
Number of units outstanding at end of period  3,005,289

Total AUV at end of period (in thousands)        44,978


Janus Growth and Income

AUV at beginning of period                         9.94
AUV at end of period                               8.85
Number of units outstanding at end of period    295,863

Total AUV at end of period (in thousands)         2,618


ING VP Growth Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               7.78
Number of units outstanding at end of period     17,748

Total AUV at end of period (in thousands)           138


Hard Assets

AUV at beginning of period                        15.91
AUV at end of period                              13.76
Number of units outstanding at end of period     22,851

Total AUV at end of period (in thousands)           314


PIMCO High Yield Bond

AUV at beginning of period                         9.96
AUV at end of period                              10.03
Number of units outstanding at end of period    673,993

Total AUV at end of period (in thousands)         6,758


International Equity

AUV at beginning of period                        11.34
AUV at end of period                               8.62
Number of units outstanding at end of period  1,265,057

Total AUV at end of period (in thousands)        10,909


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.61
Number of units outstanding at end of period     12,070

Total AUV at end of period (in thousands)            92


INVESCO VIF Financial Services Fund

AUV at beginning of period                        10.20
AUV at end of period                               9.36
Number of units outstanding at end of period      8,703

Total AUV at end of period (in thousands)            81


INVESCO VIF Health Sciences Fund

AUV at beginning of period                        10.20
AUV at end of period                              10.26
Number of units outstanding at end of period      3,132

Total AUV at end of period (in thousands)            32


INVESCO VIF Utilities Fund

AUV at beginning of period                         8.30
AUV at end of period                               8.10
Number of units outstanding at end of period        960

Total AUV at end of period (in thousands)             8


Investors

AUV at beginning of period                        11.24
AUV at end of period                              10.59
Number of units outstanding at end of period    353,861

Total AUV at end of period (in thousands)         3,746


SP Jennison International Growth

AUV at beginning of period                         8.56
AUV at end of period                               5.40
Number of units outstanding at end of period     42,845

Total AUV at end of period (in thousands)           231


Large Cap Value

AUV at beginning of period                        10.53
AUV at end of period                               9.98
Number of units outstanding at end of period  1,370,680

Total AUV at end of period (in thousands)        13,681


Limited Maturity Bond

AUV at beginning of period                        17.29
AUV at end of period                              18.51
Number of units outstanding at end of period    497,060

Total AUV at end of period (in thousands)         9,201


Liquid Asset

AUV at beginning of period                        15.03
AUV at end of period                              15.36
Number of units outstanding at end of period  2,858,557

Total AUV at end of period (in thousands)        43,915


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.34
Number of units outstanding at end of period      4,693

Total AUV at end of period (in thousands)            44


Managed Global

AUV at beginning of period                        19.83
AUV at end of period                              17.19
Number of units outstanding at end of period    726,953

Total AUV at end of period (in thousands)        12,497


MidCap Growth

AUV at beginning of period                        41.76
AUV at end of period                              31.38
Number of units outstanding at end of period  1,323,824

Total AUV at end of period (in thousands)        41,545


ING VP Worldwide Growth

AUV at beginning of period                         8.74
AUV at end of period                               7.00
Number of units outstanding at end of period    135,471

Total AUV at end of period (in thousands)           948


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.38
Number of units outstanding at end of period      4,756

Total AUV at end of period (in thousands)            45


Pioneer MidCap Value VCT

AUV at beginning of period                        10.00
AUV at end of period                              10.71
Number of units outstanding at end of period      4,960

Total AUV at end of period (in thousands)            53


Pioneer Small Company VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.58
Number of units outstanding at end of period        536

Total AUV at end of period (in thousands)             5


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.88
Number of units outstanding at end of period    117,895

Total AUV at end of period (in thousands)         1,047


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.26
Number of units outstanding at end of period      4,340

Total AUV at end of period (in thousands)            36


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.42
Number of units outstanding at end of period     43,781

Total AUV at end of period (in thousands)           412


Prudential Jennison

AUV at beginning of period                         7.84
AUV at end of period                               6.27
Number of units outstanding at end of period    244,934

Total AUV at end of period (in thousands)         1,537


Real Estate

AUV at beginning of period                        25.97
AUV at end of period                              27.63
Number of units outstanding at end of period    107,794

Total AUV at end of period (in thousands)         2,978


Research

AUV at beginning of period                        26.05
AUV at end of period                              20.13
Number of units outstanding at end of period  1,029,430

Total AUV at end of period (in thousands)        20,724


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        24.54
AUV at end of period                              21.26
Number of units outstanding at end of period    529,164

Total AUV at end of period (in thousands)        11,249


Capital Guardian Small Cap

AUV at beginning of period                        18.21
AUV at end of period                              17.66
Number of units outstanding at end of period  1,205,577

Total AUV at end of period (in thousands)        21,285


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.32
Number of units outstanding at end of period     59,195

Total AUV at end of period (in thousands)           493


Special Situations

AUV at beginning of period                         8.88
AUV at end of period                               8.30
Number of units outstanding at end of period    132,268

Total AUV at end of period (in thousands)         1,098


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.66
AUV at end of period                              10.16
Number of units outstanding at end of period    614,802

Total AUV at end of period (in thousands)         6,244


Strategic Equity

AUV at beginning of period                         18.7
AUV at end of period                              14.50
Number of units outstanding at end of period  1,052,847

Total AUV at end of period (in thousands)        15,271


Total Return

AUV at beginning of period                        20.48
AUV at end of period                              20.25
Number of units outstanding at end of period    856,471

Total AUV at end of period (in thousands)        17,344


Value Equity

AUV at beginning of period                         19.2
AUV at end of period                              18.06
Number of units outstanding at end of period    252,946

Total AUV at end of period (in thousands)         4,567


      Separate Account Annual Charges of 1.65%:

AIM V.I. Dent Demographic Trends Fund

AUV at beginning of period                        10.00
AUV at end of period                              10.99
Number of units outstanding at end of period      9,170

Total AUV at end of period (in thousands)           101


All Cap

AUV at beginning of period                        11.57
AUV at end of period                              11.59
Number of units outstanding at end of period    807,562

Total AUV at end of period (in thousands)         9,360


Asset Allocation Growth

AUV at beginning of period                         9.37
AUV at end of period                               8.61
Number of units outstanding at end of period    279,947

Total AUV at end of period (in thousands)         2,412


Capital Appreciation

AUV at beginning of period                        24.59
AUV at end of period                              21.05
Number of units outstanding at end of period    337,955

Total AUV at end of period (in thousands)         7,112


Capital Growth

AUV at beginning of period                           17
AUV at end of period                              14.42
Number of units outstanding at end of period    388,823

Total AUV at end of period (in thousands)         5,608


Core Bond

AUV at beginning of period                        11.55
AUV at end of period                              11.64
Number of units outstanding at end of period    244,510

Total AUV at end of period (in thousands)         2,846


Developing World

AUV at beginning of period                         7.52
AUV at end of period                               7.01
Number of units outstanding at end of period    203,418

Total AUV at end of period (in thousands)         1,426


Diversified MidCap

AUV at beginning of period                         9.87
AUV at end of period                               9.06
Number of units outstanding at end of period    390,858

Total AUV at end of period (in thousands)         3,543


Equity Income

AUV at beginning of period                        23.17
AUV at end of period                              23.10
Number of units outstanding at end of period    410,546

Total AUV at end of period (in thousands)         9,482


Fully Managed

AUV at beginning of period                        25.23
AUV at end of period                              27.27
Number of units outstanding at end of period    477,872

Total AUV at end of period (in thousands)        13,031


Growth

AUV at beginning of period                        21.75
AUV at end of period                              14.92
Number of units outstanding at end of period  1,236,744

Total AUV at end of period (in thousands)        18,456


Janus Growth and Income

AUV at beginning of period                         9.94
AUV at end of period                               8.84
Number of units outstanding at end of period    480,294

Total AUV at end of period (in thousands)         4,248


ING VP Growth Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               7.78
Number of units outstanding at end of period     50,782

Total AUV at end of period (in thousands)           395


Hard Assets

AUV at beginning of period                        15.81
AUV at end of period                              13.67
Number of units outstanding at end of period     18,910

Total AUV at end of period (in thousands)           258


PIMCO High Yield Bond

AUV at beginning of period                         9.94
AUV at end of period                              10.01
Number of units outstanding at end of period    581,040

Total AUV at end of period (in thousands)         5,815


International Equity

AUV at beginning of period                        11.32
AUV at end of period                               8.60
Number of units outstanding at end of period     66,132

Total AUV at end of period (in thousands)           569


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.60
Number of units outstanding at end of period     35,022

Total AUV at end of period (in thousands)           266


INVESCO VIF Financial Services Fund

AUV at beginning of period                         8.69
AUV at end of period                               9.35
Number of units outstanding at end of period      5,433

Total AUV at end of period (in thousands)            51


INVESCO VIF Health Sciences Fund

AUV at beginning of period                        10.20
AUV at end of period                              10.26
Number of units outstanding at end of period      7,400

Total AUV at end of period (in thousands)            76


INVESCO VIF Utilities Fund

AUV at beginning of period                         8.30
AUV at end of period                               8.10
Number of units outstanding at end of period      1,002

Total AUV at end of period (in thousands)             8


Investors

AUV at beginning of period                        11.24
AUV at end of period                              10.58
Number of units outstanding at end of period    401,684

Total AUV at end of period (in thousands)         4,249


SP Jennison International Growth

AUV at beginning of period                         8.56
AUV at end of period                               5.39
Number of units outstanding at end of period    109,343

Total AUV at end of period (in thousands)           590


Large Cap Value

AUV at beginning of period                        10.52
AUV at end of period                               9.97
Number of units outstanding at end of period  1,400,045

Total AUV at end of period (in thousands)        13,960


Limited Maturity Bond

AUV at beginning of period                        17.18
AUV at end of period                              18.39
Number of units outstanding at end of period    389,086

Total AUV at end of period (in thousands)         7,155


Liquid Asset

AUV at beginning of period                        14.94
AUV at end of period                              15.26
Number of units outstanding at end of period    953,602

Total AUV at end of period (in thousands)        14,554


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.34
Number of units outstanding at end of period     28,170

Total AUV at end of period (in thousands)           263


Managed Global

AUV at beginning of period                        19.75
AUV at end of period                              17.11
Number of units outstanding at end of period    791,259

Total AUV at end of period (in thousands)        13,539


MidCap Growth

AUV at beginning of period                        41.63
AUV at end of period                              31.27
Number of units outstanding at end of period    569,708

Total AUV at end of period (in thousands)        17,813


ING VP Worldwide Growth

AUV at beginning of period                         8.74
AUV at end of period                               6.99
Number of units outstanding at end of period    158,546

Total AUV at end of period (in thousands)         1,109


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.37
Number of units outstanding at end of period      9,738

Total AUV at end of period (in thousands)            91


Pioneer MidCap Value VCT

AUV at beginning of period                        10.00
AUV at end of period                              10.71
Number of units outstanding at end of period      6,577

Total AUV at end of period (in thousands)            70


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.88
Number of units outstanding at end of period     92,174

Total AUV at end of period (in thousands)           819


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.25
Number of units outstanding at end of period     14,669

Total AUV at end of period (in thousands)           121


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.41
Number of units outstanding at end of period     18,942

Total AUV at end of period (in thousands)           178


Prudential Jennison

AUV at beginning of period                         7.83
AUV at end of period                               6.27
Number of units outstanding at end of period    201,082

Total AUV at end of period (in thousands)         1,261


Real Estate

AUV at beginning of period                        25.81
AUV at end of period                              27.45
Number of units outstanding at end of period     77,778

Total AUV at end of period (in thousands)         2,135


Research

AUV at beginning of period                        25.97
AUV at end of period                              20.06
Number of units outstanding at end of period    792,239

Total AUV at end of period (in thousands)        15,891


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        24.45
AUV at end of period                              21.17
Number of units outstanding at end of period    752,795

Total AUV at end of period (in thousands)        15,937


Capital Guardian Small Cap

AUV at beginning of period                        18.17
AUV at end of period                              17.60
Number of units outstanding at end of period    534,470

Total AUV at end of period (in thousands)         9,408


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.32
Number of units outstanding at end of period    111,946

Total AUV at end of period (in thousands)           931


Special Situations

AUV at beginning of period                         8.88
AUV at end of period                               8.30
Number of units outstanding at end of period    151,551

Total AUV at end of period (in thousands)         1,257


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.64
AUV at end of period                              10.14
Number of units outstanding at end of period    468,627

Total AUV at end of period (in thousands)         4,751


Strategic Equity

AUV at beginning of period                        18.65
AUV at end of period                              14.46
Number of units outstanding at end of period    414,298

Total AUV at end of period (in thousands)         5,990


Total Return

AUV at beginning of period                        20.42
AUV at end of period                              20.18
Number of units outstanding at end of period    915,770

Total AUV at end of period (in thousands)        18,477


Value Equity

AUV at beginning of period                        19.14
AUV at end of period                              17.99
Number of units outstanding at end of period    183,495

Total AUV at end of period (in thousands)         3,301


      Separate Account Annual Charges of 1.75%:

AIM V.I. Dent Demographic Trends Fund

AUV at beginning of period                        10.00
AUV at end of period                              10.99
Number of units outstanding at end of period      4,183

Total AUV at end of period (in thousands)            46


All Cap

AUV at beginning of period                        11.56
AUV at end of period                              11.57
Number of units outstanding at end of period    902,603

Total AUV at end of period (in thousands)        10,443


Asset Allocation Growth

AUV at beginning of period                         9.37
AUV at end of period                               8.60
Number of units outstanding at end of period    318,190

Total AUV at end of period (in thousands)         2,738


Capital Appreciation

AUV at beginning of period                        24.38
AUV at end of period                              20.84
Number of units outstanding at end of period    446,323

Total AUV at end of period (in thousands)         9,301


Capital Growth

AUV at beginning of period                        16.92
AUV at end of period                              14.34
Number of units outstanding at end of period    395,575

Total AUV at end of period (in thousands)         5,673


Core Bond

AUV at beginning of period                        11.48
AUV at end of period                              11.56
Number of units outstanding at end of period    328,907

Total AUV at end of period (in thousands)         3,801


Developing World

AUV at beginning of period                          7.5
AUV at end of period                               6.98
Number of units outstanding at end of period    138,409

Total AUV at end of period (in thousands)           967


Diversified MidCap

AUV at beginning of period                         9.87
AUV at end of period                               9.05
Number of units outstanding at end of period    335,910

Total AUV at end of period (in thousands)         3,041


Equity Income

AUV at beginning of period                        22.89
AUV at end of period                              22.79
Number of units outstanding at end of period    387,753

Total AUV at end of period (in thousands)         8,838


Fully Managed

AUV at beginning of period                        24.92
AUV at end of period                              26.91
Number of units outstanding at end of period    531,690

Total AUV at end of period (in thousands)        14,310


Growth

AUV at beginning of period                        21.65
AUV at end of period                              14.84
Number of units outstanding at end of period  1,104,093

Total AUV at end of period (in thousands)        16,380


Janus Growth and Income

AUV at beginning of period                         9.94
AUV at end of period                               8.83
Number of units outstanding at end of period    638,395

Total AUV at end of period (in thousands)         5,639


ING VP Growth Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               7.77
Number of units outstanding at end of period     27,449

Total AUV at end of period (in thousands)           213


Hard Assets

AUV at beginning of period                        15.62
AUV at end of period                              13.49
Number of units outstanding at end of period     30,794

Total AUV at end of period (in thousands)           415


PIMCO High Yield Bond

AUV at beginning of period                         9.92
AUV at end of period                               9.97
Number of units outstanding at end of period    489,627

Total AUV at end of period (in thousands)         4,882


International Equity

AUV at beginning of period                        11.26
AUV at end of period                               8.55
Number of units outstanding at end of period    100,590

Total AUV at end of period (in thousands)           860


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.60
Number of units outstanding at end of period     69,117

Total AUV at end of period (in thousands)           525


INVESCO VIF Financial Services Fund

AUV at beginning of period                         8.68
AUV at end of period                               9.35
Number of units outstanding at end of period      3,522

Total AUV at end of period (in thousands)            33


INVESCO VIF Health Sciences Fund

AUV at beginning of period                        10.20
AUV at end of period                              10.26
Number of units outstanding at end of period     16,015

Total AUV at end of period (in thousands)           164


INVESCO VIF Utilities Fund

AUV at beginning of period                         8.30
AUV at end of period                               8.09
Number of units outstanding at end of period      3,860

Total AUV at end of period (in thousands)            31


Investors

AUV at beginning of period                        11.23
AUV at end of period                              10.56
Number of units outstanding at end of period    384,799

Total AUV at end of period (in thousands)         4,062


SP Jennison International Growth

AUV at beginning of period                         8.56
AUV at end of period                               5.39
Number of units outstanding at end of period    146,026

Total AUV at end of period (in thousands)           786


Large Cap Value

AUV at beginning of period                        10.51
AUV at end of period                               9.95
Number of units outstanding at end of period  1,513,414

Total AUV at end of period (in thousands)        15,061


Limited Maturity Bond

AUV at beginning of period                        16.97
AUV at end of period                              18.15
Number of units outstanding at end of period    342,316

Total AUV at end of period (in thousands)         6,213


Liquid Asset

AUV at beginning of period                        14.76
AUV at end of period                              15.06
Number of units outstanding at end of period  1,500,979

Total AUV at end of period (in thousands)        22,609


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.33
Number of units outstanding at end of period     24,770

Total AUV at end of period (in thousands)           231


Managed Global

AUV at beginning of period                        19.59
AUV at end of period                              16.95
Number of units outstanding at end of period    361,440

Total AUV at end of period (in thousands)         6,127


MidCap Growth

AUV at beginning of period                        41.37
AUV at end of period                              31.04
Number of units outstanding at end of period    577,691

Total AUV at end of period (in thousands)        17,931


ING VP Worldwide Growth

AUV at beginning of period                         8.73
AUV at end of period                               6.98
Number of units outstanding at end of period    169,312

Total AUV at end of period (in thousands)         1,182


Pioneer Fund VCT

AUV at beginning of period                        10.00
AUV at end of period                               9.37
Number of units outstanding at end of period      2,197

Total AUV at end of period (in thousands)            21


Pioneer MidCap Value VCT

AUV at beginning of period                        10.00
AUV at end of period                              10.71
Number of units outstanding at end of period      5,379

Total AUV at end of period (in thousands)            58


ProFund VP Bull

AUV at beginning of period                        10.00
AUV at end of period                               8.87
Number of units outstanding at end of period     27,581

Total AUV at end of period (in thousands)           245


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.25
Number of units outstanding at end of period     38,959

Total AUV at end of period (in thousands)           321


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.41
Number of units outstanding at end of period     19,151

Total AUV at end of period (in thousands)           180


Prudential Jennison

AUV at beginning of period                         7.83
AUV at end of period                               6.26
Number of units outstanding at end of period    273,111

Total AUV at end of period (in thousands)         1,709


Real Estate

AUV at beginning of period                         25.5
AUV at end of period                              27.09
Number of units outstanding at end of period    101,334

Total AUV at end of period (in thousands)         2,745


Research

AUV at beginning of period                        25.81
AUV at end of period                              19.91
Number of units outstanding at end of period    588,415

Total AUV at end of period (in thousands)        11,716


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        24.27
AUV at end of period                              20.99
Number of units outstanding at end of period    485,828

Total AUV at end of period (in thousands)        10,199


Capital Guardian Small Cap

AUV at beginning of period                        18.07
AUV at end of period                              17.49
Number of units outstanding at end of period    525,394

Total AUV at end of period (in thousands)         9,192


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.31
Number of units outstanding at end of period     79,269

Total AUV at end of period (in thousands)           659


Special Situations

AUV at beginning of period                         8.88
AUV at end of period                               8.29
Number of units outstanding at end of period    197,278

Total AUV at end of period (in thousands)         1,635


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.61
AUV at end of period                              10.10
Number of units outstanding at end of period    441,295

Total AUV at end of period (in thousands)         4,457


Strategic Equity

AUV at beginning of period                        18.55
AUV at end of period                              14.37
Number of units outstanding at end of period    327,852

Total AUV at end of period (in thousands)         4,710


Total Return

AUV at beginning of period                        20.29
AUV at end of period                              20.03
Number of units outstanding at end of period    934,683

Total AUV at end of period (in thousands)        18,721


Value Equity

AUV at beginning of period                        19.03
AUV at end of period                              17.87
Number of units outstanding at end of period    174,298

Total AUV at end of period (in thousands)         3,114

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                                   APPENDIX B
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                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

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THE INVESTMENT PORTFOLIOS
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During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

THE GCG TRUST

All Cap        INVESTMENT OBJECTIVE
               Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies of any size. Uses fundamental analysis to select securities of individual companies which offer greatest potential for capital appreciation across industries to reduce risk. Emphasis is on companies whose stock prices appear undervalued; special situations that may increase earnings or market price of the company's shares; growth potential due to technological advances, new products or services; or other significant new developments that may enhance future earnings.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and may affect the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small and Mid-Cap Company Risk, Undervalued Securities Risk and Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL AND MID-CAP COMPANY RISK refers to the risk that such companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers and the gains or losses on a single security or issuer will have a greater impact on the non-

                                       B1

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

Capital
Appreciation   INVESTMENT OBJECTIVE
               Long-term capital growth

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities believed to be undervalued relative to an issuer's current or projected earnings; relative to current market values of an issuer's assets; or relative to equity markets generally.

               The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective for their potential growth of capital and not for their ability to generate income, and up to 25% of its assets in foreign securities.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Capital
Growth         INVESTMENT OBJECTIVE
               Long-term total return.

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks of middle capitalization companies with market capitalizations of up to $5 billion. Focus is on companies believed to offer superior relative earnings growth potential.

               The Portfolio Manager applies a growth-oriented investment philosophy defined by its early recognition of change, commitment to fundamental research, and emphasis on stock selection.

               The Portfolio also may invest in securities of larger companies, and may invest a substantial portion of its assets in securities issued by small, small-cap and mid-cap companies, which may offer greater opportunities for share price increase than larger companies. Equity and debt securities in which the Portfolio normally invests include common and preferred stocks, convertible securities, bonds, and notes.

               The Portfolio also may invest in foreign securities (including in emerging or developing markets); foreign currencies, options; lower-quality, high yielding debt securities (commonly called "junk bonds"); "zero-coupon" bonds; "payment-in-kind" bonds, and engage in short sales of securities it expects to decline in price. At times the Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors if the investment return available justifies any additional risk associated with heavily investing in that sector.

                                       B2

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Small and Mid-Cap Company Risk, High-Yield Bond Risk, and Industry Concentration Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. SMALL AND MID-CAP COMPANY RISK refers to the risk that smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Alliance Capital Management, L.P.

Capital
Guardian
Small Cap      INVESTMENT OBJECTIVE
               Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests at least 80% of its total assets in equity securities of small capitalization ("small-cap") companies that have total market capitalizations equal to those within a universe of S & P SmallCap 600 Index stocks. May also invest up to 20% of its assets in companies outside of this range.

               Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio may also hold up to 15% of its assets in money market instruments and repurchase agreements.

               Invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market that may still be in the developmental stage; older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets; or companies that may provide products or services with a high unit volume growth rate.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, and OTC Investment Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may

                                       B3

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               involve greater risk.

               INVESTMENT MANAGER: Directed Services, Inc

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Core Bond      INVESTMENT OBJECTIVE
               Maximum total return, consistent with preservation of capital and prudent investment management

               PRINCIPAL STRATEGIES
               Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

               Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

               The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of

                                       B4

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Pacific Investment Management Company LLC

Developing
World          INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in the equity securities of companies in "emerging market countries." Normally invests in at least six emerging market countries with no more than 35% of its assets in any one country. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free Index, or the International Finance Corporation Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

               Investment process seeks to deliver superior risk-adjusted returns using fundamental analysis to evaluate key investment drivers at both the country and company level to identify unrecognized growth opportunities. Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. May invest 10% in debt securities rated below investment-grade.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, and Foreign Investment Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to, investing in foreign issuers in general. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

Diversified
Mid-Cap        INVESTMENT OBJECTIVE
               Long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests in primarily in common stocks. Normally invests at least 80% of its assets in securities of companies with medium market capitalizations (i.e., equaling or exceeding $250 million and similar to the top range of the Russell Midcap or Standard & Poor's MidCap 400 Indexes at time of investment). May also invest in companies with smaller or larger market capitalizations and in securities of foreign issuers in addition to securities of domestic issuers.

               The Portfolio Manager is not constrained by any particular investment style and at any given time,

                                       B5

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               may buy "growth" stocks or "value" stocks, or a combination of both types. Relies on fundamental analysis to evaluate the current financial condition, industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. Statistical models are then used to further evaluate growth potential, valuation, liquidity and investment risk. Focus is on securities that offer strong opportunities for long-term growth of capital and are attractively valued. May use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security values.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Value Investing Risk, Small Company Risk, Foreign Investment Risk, and Derivative Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Fidelity Management & Research Company

Equity
Growth         INVESTMENT OBJECTIVE
               Long-term capital appreciation.

               PRINCIPAL STRATEGIES
               Invests primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong earnings growth. Emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund. Under normal circumstances, invests at least 80% of its net assets in equity securities.

               The Portfolio Manager follows a flexible investment program in looking for companies with above-average capital appreciation potential, focusing on companies with consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Price Volatility Risk, and Foreign Investment Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a

                                       B6

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Equity
Income         INVESTMENT OBJECTIVE
               Substantial dividend income as well as long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

               The Portfolio Manager typically employs a "value" approach in selecting investments, seeking companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In selecting investments, the Portfolio Manager generally looks for companies with an established operating history, above-average dividend yield relative to the S&P 500; low price/earnings ratio relative to the S&P 500; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

               Invests primarily in U.S. common stocks, but may also invest in other securities, including foreign securities, debt securities, and futures and options in keeping with its objective. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price; and may invest in securities that do not meet its normal criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Value Investing Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Focus Value    INVESTMENT OBJECTIVE
               Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio consisting of equity securities believed to be undervalued relative to its assessment of the current or prospective condition of the issuer.

               The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow; securities that are undervalued relative to prevailing market ratios; in securities of companies or institutions that are experiencing poor operating conditions; or in debt securities of any maturity.

               Although not principal strategies, the Portfolio may invest at time of purchase, up to 10% of its total

                                       B7

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               Normally invests a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when unable to find attractive equity or long-term debt securities; to reduce exposure to these markets temporarily; or to meet redemptions. Short-term investments may limit the potential for an increase in the value of the Portfolio.

               The Portfolio may also invest up to 15% of its net assets in illiquid securities; borrow amounts up to 20% of its total assets from banks as a temporary measure for extraordinary or emergency purposes; and may write (i.e., sell) covered call options not exceeding 10% of its total assets and enter into closing transactions with respect to these options.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Risks of Securities of Issuers with Financial and Economic Problems, and Debt Securities Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. RISK OF SECURITIES OF ISSUERS WITH FINANCIAL AND ECONOMIC PROBLEMS refers to the risk that investments in securities of issuers in weak financial condition or experiencing poor operating results involves a high degree of risk of substantial and, at times, even total loss. These securities may not be widely traded and are subject to abrupt and rapid market movement and above average volatility. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise).

               The Portfolio also may be subject, to a lesser extent, to the following general risks, which are described in more detail in the prospectus: FOREIGN INVESTMENT RISK; BORROWING AND LEVERAGE RISK; SECURITIES LENDING RISK, WRITING COVERED CALL OPTIONS RISK, JUNK BOND RISK, CALL AND REDEMPTION RISK; SOVEREIGN DEBT RISK; ILLIQUID SECURITIES RISK; RESTRICTED SECURITIES RISK; AND RULE 144A RISK.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Fully
Managed        INVESTMENT OBJECTIVE
               Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

               PRINCIPAL STRATEGIES
               Pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. Uses a value approach to reduce risk and maximize gains. Invests primarily in common stocks of established companies that are believed to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. Remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options on securities, financial indices and foreign currencies as a cash management tool.

               Also may invest in short-term U.S. dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and

                                       B8

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               could detract from the Portfolio's performance. The Portfolio may purchase securities that do not meet its normal investment criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Value Investing Risk, and Allocation Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Fundamental
Growth         INVESTMENT OBJECTIVE
               Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests in a diversified portfolio consisting primarily of common stocks. Generally invests at least 65% of its total assets in the following equity securities: common stock; convertible preferred stock; securities convertible into common stock; and rights to subscribe to common stock.

               Emphasizes common stocks of companies with medium to large stock market capitalization ($500 million or more) that have above-average rates of earnings growth. May invest up to 10% of its total assets in securities issued by foreign companies, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also lend portfolio securities.

               Normally invests a portion of its assets in short-term debt securities, such as commercial paper, and may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when it is deemed advisable to do so on a temporary basis, and to meet redemptions. Short-term investments and temporary defensive positions may limit the potential to achieve its goal of long-term growth of capital.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Securities Lending Risk and Derivatives Risk

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of

                                       B9

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Global
Franchise      INVESTMENT OBJECTIVE
               Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. Emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, invests in securities of issuers from at least three different countries, which may include the United States.

               Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the belief that intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

               The Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Price Volatility Risk, Derivative Risk, Diversification Risk and Small Company Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because

                                       B10

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               they have fewer financial resources, and limited product and market diversification.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Growth         INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies; without limit in foreign equity and debt securities (including in emerging or developing markets); up to 35% of its net assets in high-yield bonds; and in forward foreign currency contracts, futures and options.

               The Portfolio Manager applies a "bottom up" approach in choosing investments in companies with earnings growth potential. If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk and High Yield Bond Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND Risk refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Hard Assets    INVESTMENT OBJECTIVE
               Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in the equities of producers of commodities. May invest in equity securities and debt securities of hard asset companies, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of commodities.

               Also may invest in securities of foreign issuers (including up to 35% in South Africa); ompanies not engaged in natural resources/hard asset activities; investment-grade corporate debt; U.S. government or foreign obligations; money market instruments; repurchase agreements; special

                                       B11

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Hard Asset Risk, Sector Concentration Risk, Industry Concentration Risk, OTC Investment Risk, Foreign Investment Risk, Emerging Market Risk and Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. HARD ASSET RISK refers to the risk that the production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. SECTOR CONCENTRATION RISK refers to the risk that, to the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the portfolio than it would on a fund that has not concentrated its investment. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

International
Enhanced EAFE  INVESTMENT OBJECTIVE
               Total return from long-term capital growth and income

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries represented in the Morgan Stanley Capital International, Europe, Australia and Far East Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the world's stock markets (excluding the United States). Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

               Investment process emphasizes stock selection as the primary source of returns. Emphasis is on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager, completes the process by using

                                       B12

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States, but may invest a substantial part of its assets in just one country. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

               Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities, including companies or governments in developing countries; investment grade debt securities rated of Baa or higher by Moody's Investors Service, Inc.("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality; debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank; high-quality money market instruments and repurchase agreements.

               To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements. Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries. The Portfolio may invest in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio is not diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Small Company Risk, Unsponsored Depositary Receipts Risk, Convertible and Fixed Income Securities Risk, Closed-End Investment Company Risk, Derivative Risk, Defensive Investing Risk and Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE AND FIXED INCOME SECURITIES RISK refers to the risk that the market value of convertible securities and fixed income securities tends to decline as interest rates increase and increase as interest rates decline. Such a drop could be worse if the portfolio invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. CLOSED-END INVESTMENT COMPANY RISK refers to the risk that investments in closed-end investment companies may entail added expenses such as additional management fees and trading costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that

                                       B13

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the portfolio is investing for temporary defensive purposes, could reduce the portfolio's potential returns. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (London) Limited

International
Equity         INVESTMENT OBJECTIVE
               Long-term growth of capital

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its net assets in equity securities of issuers located in countries outside of the United States.

               Equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when believed to present attractive investment opportunities and also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities. The Portfolio invests primarily in equity securities of larger companies, but may also invest in small- and medium-sized companies.

               The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies in one or more of the same market, sector, or industry.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Medium and Small Company Risk, Liquidity Risk, Debt Securities Risk, Emerging Market Risk, and Market Trends Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that it invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. MEDIUM AND SMALL COMPANY RISK refers to the risk that these companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise). EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. MARKET TRENDS RISK refers to the risk that from time to time, the stock market may not favor the securities in which the Portfolio invests.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investments, LLC

                                       B14

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INVESTMENT
PORTFOLIO      DESCRIPTION
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Internet
TollkeeperSM * INVESTMENT OBJECTIVE
               Long-term growth of capital

               *"Internet TollkeeperSM" is a service mark of Goldman, Sachs & Co. Goldman, Sachs & Co. has licensed the service mark to Directed Services, Inc. to use in connection with the Portfolio.

               PRINCIPAL STRATEGIES
               Invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments of "Internet Tollkeeper" companies. Internet Tollkeeper companies are companies in the media, telecommunications, technology and Internet sectors, which provide access, infrastructure, content and services to Internet companies and Internet users, and which generally have predictable, sustainable or recurring revenue streams. The Portfolio may invest in companies that merely have an Internet site or sell some products over the Internet as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet Tollkeepers.

               Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" Internet funds. The Portfolio may participate significantly in the initial public offering ("IPO") market; invest up to 35% of its total assets in companies whose rapid adoption of an Internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and Internet-based companies believed to exhibit a sustainable business model; and invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies.

               PRINCIPAL RISKS

               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Credit Default Risk, Internet Risk, IPO Risk, Industry Concentration Risk, Price Volatility Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Stock Risk, Derivative Risk, Liquidity Risk, and REIT Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT DEFAULT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. IPO RISK refers to the risk that Initial Public Offerings or "IPOs" may be more volatile than other securities, and may have a magnified impact on the portfolio during the start-up phase when the portfolio's asset base is relatively small. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. PRICE VOLATILITY RISK refers to the risk that the value of the Portfolio changes as the prices of its investments go up and down. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. STOCK RISK refers to the risk that stock prices have historically risen and fallen in periodic cycles. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. REIT RISK refers to the risk that investing in Real Estate Investment Trusts or "REITs"

                                       B15

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               involves certain unique risks in addition to those risks associated with investing in the real estate industry in general, including more abrupt or erratic price movements and lack of market liquidity. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co.

Investors      INVESTMENT OBJECTIVE
               Long-term growth of capital. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies. May also invest in other equity securities, and to a lesser degree, in income producing securities such as debt securities.

               Emphasizes individual security selection while spreading investments across industries, which may help to reduce risk. Portfolio Manager's bottom-up approach focuses on identifying established large capitalization companies with over $5 billion in market capitalization, and companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Maturity Risk, and Growth Investing Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Salomon Brothers Asset Management Inc.

J.P. Morgan
Fleming Small
Cap Equity     INVESTMENT OBJECTIVE
               Capital growth over the long term

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies with market capitalization equal to those within a universe of Standard & Poor's SmallCap 600 Index stocks.

               Focuses on companies with high quality management; a leading or dominant position in a major product line, new or innovative products, services or processes; a strong financial position; and a

                                       B16

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources. The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

               The Portfolio may invest up to 20% of its total assets in: foreign securities, including depositary receipts; convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock; and high-quality money market instruments and repurchase agreements.

               The Portfolio may invest in real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate; and in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, Unsponsored Depository Risk, Convertible Securities Risk, REIT Risk, Derivative Risk, and Defensive Investing Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. These risks increase when investing in issuers located in developing countries. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. REIT RISK refers to the risk that the value of REITs will depend on the value of the underlying properties or underlying loans; REITS may decline when interest rates rise; the value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties; and REITs may be more volatile or illliquid than other types of securities. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when investing for temporary defensive purposes, could reduce the portfolio's returns.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (USA)
               Inc.

Janus Growth
and Income     INVESTMENT OBJECTIVE
               Long-term capital growth and current income

               PRINCIPAL STRATEGIES
               Normally emphasizes investments in common stocks. Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities believed to have income potential. Because of this investment strategy, the Portfolio is not

                                       B17

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PORTFOLIO      DESCRIPTION
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               designed for investors who need consistent income.

               The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the its analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component. The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential. The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential, including equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

               The Portfolio may also invest in debt securities; without limit in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid investments (up to 15%); special situation companies; and in cash or similar investments when market conditions are unfavorable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Maturity Risk, Growth Investing Risk, Foreign Investment Risk, High Yield Bond Risk, and Special Situations Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract anticipated attention.

               An investment in the Portfolio may also be subject to the following additional non-principal risks which are described in detail in the prospectus: Derivative Risk, Sector Risk, Small Company Risk, and Call Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

                                       B18

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PORTFOLIO      DESCRIPTION
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Large Cap
Value          INVESTMENT OBJECTIVE
               Long-term growth of capital and income

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its assets in equity and equity-related securities of companies with market capitalization greater than $1 billion at the time of investment.

               In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Growth Investing Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Capital Guardian Trust Company

Limited
Maturity Bond  INVESTMENT OBJECTIVE
               Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio of limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less. The Portfolio Manager utilizes a decision making process based on active duration management; yield curve analysis; sector selection; and security selection.

               Invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. In addition, may purchase private placements of debt securities (which are often restricted securities) along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Issuer Risk, Credit Risk, and Call Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or

                                       B19

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investment Management LLC

Liquid Asset   INVESTMENT OBJECTIVE
               High level of current income consistent with the preservation of capital and liquidity

               PRINCIPAL STRATEGIES
               The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

               At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Income Risk, Interest Rate Risk, and Credit Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
                             ING Investment Management LLC

Managed
Global         INVESTMENT OBJECTIVE
               Capital appreciation. Current income is only an incidental consideration.

                                       B20

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PORTFOLIO      DESCRIPTION
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               PRINCIPAL STRATEGIES
               Invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

               In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in cash or money market instruments; and may invest in any type of company, large or small, with earnings showing relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued, and also in small and relatively less well known companies.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, Small Company Risk, Foreign Investment Risk, and Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Mid-Cap
Growth         INVESTMENT OBJECTIVE
               Long-term growth of capital

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") believed to have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of investment. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up investment style in managing the Portfolio.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have

                                       B21

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Mid-Cap Company Risk, OTC Investment Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Diversification Risk, High Yield Bond Risk and Short Sales Risk

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SHORT SALES RISK refers to the risk that the potential loss on a short sale may exceed the entire amount of the collateral deposited.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Real Estate    INVESTMENT OBJECTIVE
               Capital appreciation. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in equity securities of companies in the real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

               Focus is on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions. Securities are generally selected for long-term investment. The majority of the Portfolio's assets are invested in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues from, the following sectors of the real estate industry: ownership (including listed real estate investment trusts); construction and development; asset sales; property management or sale; and other related real estate services. The Portfolio may invest more than 25% of its assets in any of the above sectors.

               The Portfolio also may invest in equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry; financial institutions which issue or service

                                       B22

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               mortgages; and securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Real Estate Risk, Industry Concentration Risk, and
               Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. REAL ESTATE RISK refers to the risk that, although the portfolio will not invest in real estate directly, it may invest in real estate industry companies, including real estate investment trusts ("REITs"). As a result, the portfolio may be subject to certain risks associated with direct ownership of real estate and the real estate industry in general, including declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, tenant credit worthiness and ability to meet rent obligations, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increase in interest rates. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Research       INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment stategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons,

                                       B23

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Special
Situations     INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their capital appreciation potential. The Portfolio Manager applies a bottom-up investment approach to select stocks of "special situation" companies believed to have been overlooked or undervalued by other investors. A "special situation" arises when, in the Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Portfolio Manager pays particular attention to companies that it thinks have high free cash flows.

               The Portfolio is non-diversified and may hold larger positions in a smaller number of securities than a diversified fund. The Portfolio may also invest in debt securities; foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; and illiquid investments (up to 15%). Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, High Yield Bond Risk, Special Situations Risk, and Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated

                                       B24

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               development does not occur or does not attract the anticipated attention. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               Investment in the Portfolio may also be subject to the following non-principal risks, which are described in more detail in the prospectus: Derivative Risk, and Sector Concentration Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Strategic
Equity         INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in securities of mid-cap companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in theRussell Midcap Index.

               Under Normal conditions, the top 10 holdings may comprise up to 40% of total assets. The Portfolio may also invest up to 25% of its total assets in foreign securities. In complying with the 80% requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments that have economic characteristics similar to the Portfolio's direct investments, such as warrants, futures, options, exchange-traded funds and ADRs. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

               Focuses on companies believed likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Portfolio Manager usually sells a particular security when any of those factors materially changes. As a result of the Portfolio's investment strategy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely. Any income received from securities held by the Portfolio is incidental.

               The Portfolio's strategy does not preclude investment in large, seasoned companies that the Portfolio Manager believes possess superior potential returns similar to companies with formative growth profiles, or in established smaller companies (under $500 million in market capitalization) which may offer exceptional value based upon substantially above-average earnings growth potential relative to market value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk, Mid-Cap Company Risk, and Derivative Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying

                                       B25

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Total Return   INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, , Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments

                                       B26

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Value Equity   INVESTMENT OBJECTIVE
               Seeks capital appreciation. Dividend income is a secondary objective.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

               The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Eagle Asset Management, Inc.

Van Kampen
Growth and
Income         INVESTMENT OBJECTIVE
               Long-term growth of capital and income
(formerly
Rising
Dividends)     PRINCIPAL STRATEGIES
               Under normal market conditions, invests primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's
               Rating Corporation or by Moody's Investors Service, Inc.

               Focuses primarily on a security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, focus is on larger capitalization companies believed to possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers; and may purchase and sell certain derivative

                                       B27

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               instruments, such as options, futures and options on futures, for various portfolio management purposes.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small, Newly Formed and Medium-Sized Company Risk, Foreign Investment Risk and Derivative Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL, NEWLY FORMED AND MEDIUM-SIZED COMPANY Risk refers to the risk that the prices of small or medium-sized companies or of newly formed companies often fluctuate more than the stock prices of larger, more established companies. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Dent
Demographic
Trends Fund    INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Series II
Shares)        PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. May also invest up to 25% of its total assets in foreign securities. Portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings and consider whether to sell a particular security when they believe the security no longer has that potential. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Foreign securities have additional risks, including exchange rate changes, political and economic

                                       B28

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               INVESTMENT ADVISER: A I M Advisors, Inc.

               SUBADVISER: H.S. Dent Advisors, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP
Equity-Income
Portfolio      INVESTMENT OBJECTIVE
               Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard &
               Poor's 500 Index.
(Service
Class 2)       PRINCIPAL STRATEGIES
               Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

Fidelity VIP
Growth
Portfolio      INVESTMENT OBJECTIVE
               Seeks to achieve capital appreciation.
(Service
Class 2)       PRINCIPAL STRATEGIES
               Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential
               (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value

                                       B29

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.



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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF -
Financial
Services Fund  INVESTMENT OBJECTIVE
               Seeks to make an investment grow. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO places a greater emphasis on companies that are increasing their revenue streams along with their earnings. INVESCO attempts to keep the portfolio holdings well diversified across the entire financial services sector and portfolio weightings are adjusted depending on current economic conditions and relative valuations of securities.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -
Health
Sciences Fund  INVESTMENT OBJECTIVE
               Seeks to make an investment grow. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO targets strongly manage, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities.

               PRINCIPAL RISKS
               Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies'

                                       B36

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               future growth and profitability. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -
Leisure Fund   INVESTMENT OBJECTIVE
               The Fund seeks to make an investment grow.

               PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

               PRINCIPAL RISKS

               Potential Conflicts - Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

               Market Risk - Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

               Foreign Securities Risks - Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

               CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

               POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

               REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

               DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

               EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of

                                       B37

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -
Utilities Fund INVESTMENT OBJECTIVE
               Seeks to make an investment grow and seeks current income. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health utilities sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable. INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

ING VARIABLE INSURANCE TRUST

ING VP
Worldwide
Growth Portfolio
(formerly
Pilgrim VIT
Worldwide
Growth)        INVESTMENT OBJECTIVE
               Seeks to provide investors with long-term capital appreciation. Service
Shares         PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets when the portfolio mangers believe they present attractive investment opportunities. Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. Portfolio managers seek to identify themes that reflect the major social,

                                       B32

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

               PRINCIPAL RISKS
               The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP BOND PORTFOLIO

ING VP Bond
Portfolio
(formerly Aetna
Income Shares
d/b/a Aetna
Bond VP)       INVESTMENT OBJECTIVE
               Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities. In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks

                                       B39

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST
    (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST

ING VP Growth
Opportunities
(formerly
Pilgrim VP
Growth
Opportunities) INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Service
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in U.S. companies that the portfolio managers feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for capital appreciation. Securities may be from large-cap, mid-cap or small-cap companies. Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Small and medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

ING VP MagnaCap
(formerly
Pilgrim VP
MagnaCap)      INVESTMENT OBJECTIVE
               Seeks growth of capital, with dividend income as a secondary consideration.
(Service
Shares)        PRINCIPAL STRATEGIES
               Managed with the philosophy that companies that can best meet the Portfolio's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations.
               Normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:
               consistent dividends, substantial dividend increases, reinvested earnings, strong balance sheet, and attractive price. Equity securities may include common stocks, convertible securities, and rights or warrants. Normally investments are primarily in larger companies that are included in the largest 500 U.S. companies.
               Remainder of its assets may be invested in equity securities that the portfolio managers believe have growth potential because they represent an attractive value. In selecting securities, preservation of capital is also an important consideration.
               Assets that are not invested in equity securities may be invested in high quality debt securities.

                                       B40

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, and risks of foreign investing. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Equity securities generally have higher volatility than most debt securities. Market trends refers to the risk that from time to time the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Debt securities carry the risk that their value may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates. Credit risk refers to the risk that the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP SmallCap
Opportunities
(formerly
Pilgrim VP
SmallCap
Opportunities) INVESTMENT OBJECTIVE
               Seeks long-term capital appreciation.
(Service
Shares)        PRINCIPAL STRATEGIES
               Invests at least 65% of total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Portfolio smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The median market capitalization of companies held by the Portfolio as of February 29, 2000 was $1.876 billion. Portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. Portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the small sized growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High
Yield          INVESTMENT OBJECTIVE
               Seeks maximum total return, consistent with preservation of capital and prudent investment management.

               PRINCIPAL STRATEGIES
               The portfolio seeks to achieve its investment objectives by investing under normal circumstances at

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               least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

               MANAGER RISK-

               Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

               HIGH YIELD RISK-

               Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

               INTEREST RATE RISK-

               As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

               CREDIT RISK-

               A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

               MARKET RISK-

               The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

               ISSUER-

               The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

               LIQUIDITY RISK-

               Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

               DERIVATIVES RISK-

               Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

               MORTGAGE RISK-

               A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to

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               changes in interest rates.

               FOREIGN (NON-U.S.) INVESTMENT RISK-

               A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

               CURRENCY RISK-

               Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

               LEVERAGING RISK-

               Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISOR: Pacific Investment Management Company

PIMCO
StocksPLUS
Growth
and Income     INVESTMENT OBJECTIVE
               Seeks total return which exceeds that of the S&P 500.

               PRINCIPAL STRATEGIES
               The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

               MANAGER RISK-

               Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

               INTEREST RATE RISK-

               As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

               CREDIT RISK-

               A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are

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               subject to varying degrees of credit risk, which are often reflected in credit ratings.

               MARKET RISK-

               The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

               ISSUER-

               The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

               LIQUIDITY RISK-

               Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

               DERIVATIVES RISK-

               Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

               MORTGAGE RISK-

               A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

               FOREIGN (NON-U.S.) INVESTMENT RISK-

               A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

               CURRENCY RISK-

               Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

               LEVERAGING RISK-

               Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund
VCT Portfolio  INVESTMENT OBJECTIVE
               Seeks reasonable income and capital growth.

               PRINCIPAL STRATEGIES
               Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's

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               investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

               PRINCIPAL RISKS
               Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

Pioneer Mid-Cap
Value VCT
Portfolio      INVESTMENT OBJECTIVE
               Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

               PRINCIPAL STRATEGIES
               Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price; and issuers in industries with strong fundamentals such as increasing or sustainable demand and barriers to entry.

               PRINCIPAL RISKS
               Even though the Portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if mid-size or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies and the market for their equity securities, are likely to be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in the market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

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PROFUNDS VP

ProFund
VP Bull        INVESTMENT OBJECTIVE
               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Stock Index.

               PRINCIPAL STRATEGIES
               Invests principally in a combination of securities and other financial instruments that in ProFund Advisors opinion should simulate the movement of the benchmark index, including futures contracts on stock indices and options on futures contracts, and equity caps, collars, floors, swaps, depository receipts and options on securities and stock indices. Uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP may invest in securities that are not included in their benchmarks if ProFund Advisors believes it is appropriate in view of the ProFunds' VP investment objectives. The ProFunds VP do not take temporary defensive positions.

               PRINCIPAL RISKS

               MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

               EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

               CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

               RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

               LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

               NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

               SWAP COUNTERPARTY CREDIT RISK -- The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

               INVESTMENT ADVISOR: ProFund Advisors LLC

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ProFund VP
Europe 30      INVESTMENT OBJECTIVE

               Seeks daily investment results that correspond to the performance of the ProFunds Europe 30 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures and American Depository Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

               PRINCIPAL RISKS

               MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

               EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

               CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

               RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

               LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

               NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

               SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

               In addition to these principal risks, ProFund VP Europe 30 is also subject to the risk of foreign investing, which may involve risks no typically associated with investing in U.S. securities alone:

               Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the ProFund VP Europe 30 may not have access to adequate or reliable company information.

               The ProFund VP Europe 30 will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in its benchmark are located.

               The value of ADRs could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

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               INVESTMENT ADVISOR
               ProFund Advisors LLC

ProFund VP
Small-Cap      INVESTMENT OBJECTIVE
               Seeks daily investment results that correspond to the performance of the Russell 2000 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

               PRINCIPAL RISKS

               MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

               EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

               CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

               RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

               LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

               NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

               SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

               In addition to these Principal Risks, ProFund VP Small-Cap is subject to small company investment risk. The ProFund VP Small-Cap could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

               Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

               There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

               Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

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               Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

               INVESTMENT ADVISOR: ProFund Advisors LLC

THE PRUDENTIAL SERIES FUND, INC.

Jennison       INVESTMENT OBJECTIVE
               Seeks to achieve long-term growth of capital.

(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

               PRINCIPAL RISKS
               Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

SP Jennison
International
Growth         INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.

(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests in equity-related securities of foreign issuers that the subadviser thinks will increase in value over a period of years. Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

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               PRINCIPAL RISKS
               Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

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                        MORE INFORMATION ABOUT THE TRUSTS
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INVESTMENT MANAGEMENT FEES
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GCG TRUST
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

AIM VARIABLE INSURANCE FUNDS
A I M Advisors, Inc. ("AIM") serves as the overall investment advisor to the AIM Variable Insurance Funds and is responsible for day-to-day management. AIM supervises all aspects of fund operations. AIM has engaged H.S. Dent Advisor, Inc. to serve as subadvisor and provide AIM with microeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations to the fund.

                                       B50

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Management & Research Company (FMR) serves as the manager for each of the Fidelity Variable Insurance Products funds. Each fund pays a management fee to FMR. As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs. Affiliates assist FMR with foreign investments. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by each fund's average net assets throughout the month. The group fee is based on the average net assets of all the funds advised by FMR. FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class" expenses and boost its performance.

ING VARIABLE INSURANCE TRUST, ING VARIABLE PRODUCTS TRUST, ING VP BOND PORTFOLIO ING Investments, LLC ("ING") serves as the overall manager of ING Variable Insurance Trust ING Variable Products Trust and ING VP Bond Portfolio. ING supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING does not bear any portfolio expenses.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Funds Group, Inc. ("INVESCO") serves as investment adviser for the INVESCO Variable Investment Funds, Inc. INVESCO, with its affiliated companies, directs all aspects of the management of the INVESCO Variable Investment Funds, Inc. The INVESCO Variable Investment Funds, Inc. pays INVESCO a monthly advisory fee based on the average daily net assets of each portfolio.

PIMCO VARIABLE INSURANCE TRUST
Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser to the Pioneer Variable Contracts Trust. As advisor, Pioneer selects each portfolio's investments and oversees the Portfolio's operations. The Pioneer Variable Contracts Trust pays Pioneer a monthly advisory fee from the assets of the portfolio which is based on the daily net assets of each portfolio.

PROFUNDS
ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

PRUDENTIAL SERIES FUND, INC.
The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-

                                       B51
adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

TRUST AND FUND EXPENSES
-----------------------
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.26%.

Additionally, we may receive compensation from the investment advisors, administrators or distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

We generally receive 12b-1 fees from an investment portfolio, and/or compensation from an affiliate of an investment portfolio, for administration, distribution, or other services or cost savings attributable to our services. This compensation is usually based on portfolio assets attributable to our variable contracts; the amount varies, but may be as much as 0.50% of contract-related portfolio assets.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST OR FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. IF YOU WOULD LIKE A COPY OF ANY TRUST OR FUND PROSPECTUS, PLEASE CONTACT OUR CUSTOMER SERVICE CENTER AT (800) 366-0066.

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                                   APPENDIX C
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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                                   APPENDIX D
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                                 FIXED ACCOUNT I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may not offer all guaranteed interest periods on all contracts and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever

                                       D1
have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

                                       D2

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION
See the prospectus for  Fixed Account I.

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                                   APPENDIX E
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                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 1999. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service
Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

                                       E1

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                                   APPENDIX F
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          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
           FOR PRE-2000, YR-2000, YR-2001 AND MAY-2001 CONTRACT OWNERS

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000). MGDB after

          Special Withdrawal = $120,000 ($127,000 - $7,000) AV after

          Special Withdrawal = $80,000 ($87,000 - $7,000) The Pro rata

          Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)


EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000). MGDB after

          Special Withdrawal = $120,000 ($127,000 - $7,000) AV after

          Special Withdrawal = $160,000 ($167,000 - $7,000) The Pro rata

          Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

                                       F1

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000). MGDB after

          Special Withdrawal = $120,000 ($127,000 - $7,000) AV after

          Special Withdrawal = $120,000 ($127,000 - $7,000) The Pro rata

          Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

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                                   APPENDIX G
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                     DEATH BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners.

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The purpose of this Appendix C is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in Pre-2000 and Yr-2000. The DEATH BENEFITS applicable to contract owners in Yr-2001 and May-2001 are described in Appendix D. The death benefits for contract owners in May-2002 are described in the prospectus. The MORTALITY AND EXPENSE RISK CHARGES for contract owners in Yr-2001 are described in Appendix D. The mortality and expense risk charges for contract owners in May-2001 and May-2002 are described in the Prospectus.

The following is a description of the death benefit options for contract owners in Pre-2000 and Yr-2000. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

DEATH BENEFIT
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

                                       G1

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*; or

     3)   the cash surrender value.

     * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments reduced by a pro rata adjustment for any withdrawals*;

     3)   the cash surrender value; or

     4)   the enhanced death benefit, which we determine as follows:

          IF YOU ARE IN PRE-2000:

          We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments, less an amount to reflect withdrawals.

          Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the Fixed Account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

          IF YOU ARE IN YR-2000:

          We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. The maximum enhanced death benefit is 3 times all premium payments, as reduced by adjustments for withdrawals. Each accumulated initial or additional premium payment reduced by adjustments for any withdrawals and any associated surrender charges incurred, will continue to grow at the 7% annual effective rate until the maximum enhanced death benefit is reached or the contract owner attains age 80, if earlier. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made.

          Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death

                                       G2

          Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium paid if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we adjust for any withdrawals on a pro-rata basis* (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals. Withdrawals reduce premium payments dollar for dollar, not pro-rata.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO Pre-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

MORTALITY AND EXPENSE RISK CHARGE
The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge for Yr-2001 contract owners is shown in the Prospectus. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

                                       G3

---------
PRE-2000:
---------

--------------------------------------------------------------------------------
                                      STANDARD         ENHANCED DEATH BENEFITS
                                    DEATH BENEFIT   ANNUAL RATCHET   7% SOLUTION
--------------------------------------------------------------------------------
Mortality & Expense Risk Charge         1.10%            1.25%          1.40%
Asset-Based Administrative Charge       0.15%            0.15%          0.15%
                                        ----             ----           ----
     Total                              1.25%            1.40%          1.55%
--------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003030% (Standard); ..003446% (Annual Ratchet); or .003863% (7% Solution), respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR PRE-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $79,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the assumed charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base, but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected instead of the 7% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

                                       G4

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $107      $172      $229      $391
--------------------------------------------------------------------------------
Capital Appreciation                        $106      $170      $226      $385
--------------------------------------------------------------------------------
Capital Growth                              $107      $172      $229      $391
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $106      $170      $226      $385
--------------------------------------------------------------------------------
Core Bond                                   $107      $172      $229      $391
--------------------------------------------------------------------------------
Developing World                            $114      $193      $263      $453
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $107      $172      $229      $391
--------------------------------------------------------------------------------
Equity Growth                               $107      $172      $229      $391
--------------------------------------------------------------------------------
Equity Income                               $106      $170      $226      $385
--------------------------------------------------------------------------------
Focus Value                                 $107      $173      $231      $395
--------------------------------------------------------------------------------
Fully Managed                               $106      $170      $226      $385
--------------------------------------------------------------------------------
Fundamental Growth                          $107      $173      $231      $395
--------------------------------------------------------------------------------
Global Franchise                            $109      $179      $240      $412
--------------------------------------------------------------------------------
Growth                                      $107      $172      $229      $391
--------------------------------------------------------------------------------
Hard Assets                                 $106      $170      $226      $385
--------------------------------------------------------------------------------
International Enhanced EAFE                 $109      $179      $240      $412
--------------------------------------------------------------------------------
International Equity                        $109      $179      $240      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $115      $196      $268      $461
--------------------------------------------------------------------------------
Investors                                   $107      $172      $229      $391
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $108      $176      $236      $404
--------------------------------------------------------------------------------
Janus Growth and Income                     $108      $175      $233      $399
--------------------------------------------------------------------------------
Large Cap Value                             $107      $172      $229      $391
--------------------------------------------------------------------------------
Limited Maturity Bond                       $100      $151      $194      $325
--------------------------------------------------------------------------------
Liquid Asset                                $100      $151      $194      $325
--------------------------------------------------------------------------------
Managed Global                              $109      $179      $240      $412
--------------------------------------------------------------------------------
Mid-Cap Growth                              $106      $168      $223      $380
--------------------------------------------------------------------------------
Real Estate                                 $106      $170      $226      $385
--------------------------------------------------------------------------------
Research                                    $106      $168      $223      $380
--------------------------------------------------------------------------------
Special Situations                          $108      $175      $233      $399
--------------------------------------------------------------------------------
Strategic Equity                            $106      $170      $226      $385
--------------------------------------------------------------------------------
Total Return                                $106      $168      $223      $380
--------------------------------------------------------------------------------
Value Equity                                $106      $170      $226      $385
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $106      $170      $226      $385

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $111      $184      $249      $428
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $105      $167      $221      $376
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $106      $169      $225      $384
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP Worldwide Growth                     $109      $178      $239      $410
--------------------------------------------------------------------------------

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $104      $164      $216      $368
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $108      $174      $233      $398
--------------------------------------------------------------------------------
ING VP MagnaCap                             $108      $174      $233      $398
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $108      $174      $233      $398
--------------------------------------------------------------------------------

                                       G5

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $107      $173      $232      $396
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $107      $173      $231      $395
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $110      $183      $246      $423
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $110      $182      $246      $421
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $104      $164      $216      $368
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $103      $161      $212      $359

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $107      $173      $230      $393
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $108      $175      $233      $399

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $116      $199      $273      $471
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $115      $197      $269      $464
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $119      $207      $285      $492
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $107      $173      $230      $393
--------------------------------------------------------------------------------
SP Jennison International Growth            $119      $207      $286      $492
--------------------------------------------------------------------------------

                                       G6

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Capital Appreciation                        $ 36      $110      $186      $385
--------------------------------------------------------------------------------
Capital Growth                              $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 36      $110      $186      $385
--------------------------------------------------------------------------------
Core Bond                                   $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Developing World                            $ 44      $133      $223      $453
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Equity Growth                               $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Equity Income                               $ 36      $110      $186      $385
--------------------------------------------------------------------------------
Focus Value                                 $ 37      $113      $191      $395
--------------------------------------------------------------------------------
Fully Managed                               $ 36      $110      $186      $385
--------------------------------------------------------------------------------
Fundamental Growth                          $ 37      $113      $191      $395
--------------------------------------------------------------------------------
Global Franchise                            $ 39      $119      $200      $412
--------------------------------------------------------------------------------
Growth                                      $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Hard Assets                                 $ 36      $110      $186      $385
--------------------------------------------------------------------------------
International Enhanced EAFE                 $ 39      $119      $200      $412
--------------------------------------------------------------------------------
International Equity                        $ 39      $119      $200      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 45      $136      $228      $461
--------------------------------------------------------------------------------
Investors                                   $ 37      $112      $189      $391
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $ 38      $116      $196      $404
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 38      $115      $193      $399
--------------------------------------------------------------------------------
Large Cap Value                             $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 30      $ 91      $154      $325
--------------------------------------------------------------------------------
Liquid Asset                                $ 30      $ 91      $154      $325
--------------------------------------------------------------------------------
Managed Global                              $ 39      $119      $200      $412
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 36      $108      $183      $380
--------------------------------------------------------------------------------
Real Estate                                 $ 36      $110      $186      $385
--------------------------------------------------------------------------------
Research                                    $ 36      $108      $183      $380
--------------------------------------------------------------------------------
Special Situations                          $ 38      $115      $193      $399
--------------------------------------------------------------------------------
Strategic Equity                            $ 36      $110      $186      $385
--------------------------------------------------------------------------------
Total Return                                $ 36      $108      $183      $380
--------------------------------------------------------------------------------
Value Equity                                $ 36      $110      $186      $385
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 36      $110      $186      $385

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $ 41      $124      $209      $428
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 35      $107      $181      $376
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 36      $109      $185      $384
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $ 39      $118      $199      $410

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 34      $104      $176      $368
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 38      $114      $193      $398
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 38      $114      $193      $398
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 38      $114      $193      $398
--------------------------------------------------------------------------------

                                       G7

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 37      $113      $192      $396
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 37      $113      $191      $395
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $ 40      $123      $206      $423
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $ 40      $122      $206      $421
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 34      $104      $176      $368
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 33      $101      $172      $359

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 37      $113      $190      $393
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 38      $115      $193      $399

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 46      $139      $233      $471
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 45      $137      $229      $464
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 49      $147      $245      $492
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 37      $113      $190      $393
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 49      $147      $246      $492
--------------------------------------------------------------------------------

                                       G8

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect an optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 96      $141      $178      $293
--------------------------------------------------------------------------------
Capital Appreciation                        $ 96      $139      $175      $288
--------------------------------------------------------------------------------
Capital Growth                              $ 96      $141      $179      $294
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 96      $139      $175      $288
--------------------------------------------------------------------------------
Core Bond                                   $ 96      $141      $178      $293
--------------------------------------------------------------------------------
Developing World                            $104      $163      $215      $364
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 96      $141      $178      $293
--------------------------------------------------------------------------------
Equity Growth                               $ 96      $141      $178      $293
--------------------------------------------------------------------------------
Equity Income                               $ 96      $139      $175      $288
--------------------------------------------------------------------------------
Focus Value                                 $ 97      $142      $181      $298
--------------------------------------------------------------------------------
Fully Managed                               $ 96      $139      $175      $288
--------------------------------------------------------------------------------
Fundamental Growth                          $ 97      $142      $181      $298
--------------------------------------------------------------------------------
Global Franchise                            $ 99      $148      $190      $318
--------------------------------------------------------------------------------
Growth                                      $ 96      $141      $179      $294
--------------------------------------------------------------------------------
Hard Assets                                 $ 96      $139      $175      $288
--------------------------------------------------------------------------------
International Enhanced EAFE                 $ 99      $148      $190      $318
--------------------------------------------------------------------------------
International Equity                        $ 99      $148      $190      $318
--------------------------------------------------------------------------------
Internet Tollkeeper                         $105      $166      $219      $373
--------------------------------------------------------------------------------
Investors                                   $ 96      $141      $178      $293
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $ 98      $145      $185      $308
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 97      $144      $183      $303
--------------------------------------------------------------------------------
Large Cap Value                             $ 96      $141      $178      $293
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 92      $127      $154      $246
--------------------------------------------------------------------------------
Liquid Asset                                $ 92      $127      $154      $246
--------------------------------------------------------------------------------
Managed Global                              $ 99      $148      $190      $318
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 95      $137      $172      $282
--------------------------------------------------------------------------------
Real Estate                                 $ 96      $139      $175      $288
--------------------------------------------------------------------------------
Research                                    $ 95      $137      $172      $282
--------------------------------------------------------------------------------
Special Situations                          $ 97      $144      $183      $303
--------------------------------------------------------------------------------
Strategic Equity                            $ 96      $139      $175      $288
--------------------------------------------------------------------------------
Total Return                                $ 95      $137      $172      $282
--------------------------------------------------------------------------------
Value Equity                                $ 96      $139      $175      $288
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 96      $139      $175      $288

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $101      $154      $200      $336
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 95      $136      $170      $277
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 96      $138      $174      $288
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $ 99      $147      $189      $315

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 94      $133      $165      $268
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 97      $144      $182      $302
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 97      $144      $182      $302
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 97      $144      $182      $302
--------------------------------------------------------------------------------

                                       G9

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 97      $142      $181      $298
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 97      $142      $181      $298
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $100      $152      $197      $330
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $100      $152      $196      $328

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 94      $133      $165      $268
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 93      $130      $160      $257

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 97      $142      $180      $296
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 97      $144      $183      $303

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $106      $169      $225      $384
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $105      $167      $221      $376
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $109      $177      $238      $407
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 97      $142      $180      $296
--------------------------------------------------------------------------------
SP Jennison International Growth            $109      $178      $238      $408
--------------------------------------------------------------------------------

                                       G10

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect an optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 26      $ 81      $138      $293
--------------------------------------------------------------------------------
Capital Appreciation                        $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
Capital Growth                              $ 26      $ 81      $139      $294
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
Core Bond                                   $ 26      $ 81      $138      $293
--------------------------------------------------------------------------------
Developing World                            $ 34      $103      $175      $364
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 26      $ 81      $138      $293
--------------------------------------------------------------------------------
Equity Growth                               $ 26      $ 81      $138      $293
--------------------------------------------------------------------------------
Equity Income                               $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
Focus Value                                 $ 27      $ 82      $141      $298
--------------------------------------------------------------------------------
Fully Managed                               $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
Fundamental Growth                          $ 27      $ 82      $141      $298
--------------------------------------------------------------------------------
Global Franchise                            $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
Growth                                      $ 26      $ 81      $139      $294
--------------------------------------------------------------------------------
Hard Assets                                 $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
International Enhanced EAFE                 $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
International Equity                        $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 35      $106      $179      $373
--------------------------------------------------------------------------------
Investors                                   $ 26      $ 81      $138      $293
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $ 28      $ 85      $145      $308
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 27      $ 84      $143      $303
--------------------------------------------------------------------------------
Large Cap Value                             $ 26      $ 81      $138      $293
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 22      $ 67      $114      $246
--------------------------------------------------------------------------------
Liquid Asset                                $ 22      $ 67      $114      $246
--------------------------------------------------------------------------------
Managed Global                              $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 25      $ 77      $132      $282
--------------------------------------------------------------------------------
Real Estate                                 $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
Research                                    $ 25      $ 77      $132      $282
--------------------------------------------------------------------------------
Special Situations                          $ 27      $ 84      $143      $303
--------------------------------------------------------------------------------
Strategic Equity                            $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
Total Return                                $ 25      $ 77      $132      $282
--------------------------------------------------------------------------------
Value Equity                                $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 26      $ 79      $135      $288

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 25      $ 76      $130      $277
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 26      $ 78      $134      $286
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $ 29      $ 87      $149      $315

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 24      $ 73      $125      $268
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 27      $ 84      $142      $302
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 27      $ 84      $142      $302
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 27      $ 84      $142      $302
--------------------------------------------------------------------------------

                                       G11

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 27      $ 83      $141      $299
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 27      $ 83      $141      $299
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $ 30      $ 92      $157      $330
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $ 30      $ 92      $156      $328

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 24      $ 73      $125      $268
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 23      $ 70      $120      $257

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 27      $ 82      $140      $296
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 27      $ 84      $143      $303

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 36      $109      $185      $384
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 35      $107      $181      $376
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 39      $117      $198      $407
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 27      $ 82      $140      $296
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 39      $118      $198      $408
--------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------
YR-2000:
--------

----------------------------------------------------------------------------------------
                                                            ENHANCED DEATH BENEFITS
                                          STANDARD     ANNUAL
                                        DEATH BENEFIT  RATCHET    7% SOLUTION     MAX 7
----------------------------------------------------------------------------------------
Mortality & Expense Risk Charge             1.15%       1.30%        1.50%        1.60%
Asset-Based Administrative Charge           0.15%       0.15%        0.15%        0.15%
                                            ----        ----         ----         ----
     Total                                  1.30%       1.45%        1.65%        1.75%
----------------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003169% (Standard); ..003585% (Annual Ratchet); .004141% (7% Solution); or .004419% (Max 7),
respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR YR-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $79,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the assumed charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75%

                                       G12
results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, the Annual Ratchet Enhanced Benefit or the 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $109      $178      $238      $408
--------------------------------------------------------------------------------
Capital Appreciation                        $108      $176      $235      $403
--------------------------------------------------------------------------------
Capital Growth                              $109      $178      $239      $409
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $108      $176      $235      $403
--------------------------------------------------------------------------------
Core Bond                                   $109      $178      $238      $408
--------------------------------------------------------------------------------
Developing World                            $116      $199      $272      $469
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $109      $178      $238      $408
--------------------------------------------------------------------------------
Equity Growth                               $109      $178      $238      $408
--------------------------------------------------------------------------------
Equity Income                               $108      $176      $235      $403
--------------------------------------------------------------------------------
Focus Value                                 $109      $179      $240      $412
--------------------------------------------------------------------------------
Fully Managed                               $108      $176      $235      $403
--------------------------------------------------------------------------------
Fundamental Growth                          $109      $179      $240      $412
--------------------------------------------------------------------------------
Global Franchise                            $111      $185      $250      $429
--------------------------------------------------------------------------------
Growth                                      $109      $178      $239      $409
--------------------------------------------------------------------------------
Hard Assets                                 $108      $176      $235      $403
--------------------------------------------------------------------------------
International Enhanced EAFE                 $111      $185      $250      $429
--------------------------------------------------------------------------------
International Equity                        $111      $185      $250      $429
--------------------------------------------------------------------------------
Internet Tollkeeper                         $117      $202      $277      $477
--------------------------------------------------------------------------------
Investors                                   $109      $178      $238      $408
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $110      $182      $245      $421
--------------------------------------------------------------------------------
Janus Growth and Income                     $110      $180      $243      $416
--------------------------------------------------------------------------------
Large Cap Value                             $109      $178      $238      $408
--------------------------------------------------------------------------------
Limited Maturity Bond                       $102      $157      $204      $344
--------------------------------------------------------------------------------
Liquid Asset                                $102      $157      $204      $344
--------------------------------------------------------------------------------
Managed Global                              $111      $185      $250      $429
--------------------------------------------------------------------------------
Mid-Cap Growth                              $108      $174      $233      $398
--------------------------------------------------------------------------------
Real Estate                                 $108      $176      $235      $403
--------------------------------------------------------------------------------
Research                                    $108      $174      $233      $398
--------------------------------------------------------------------------------
Special Situations                          $110      $180      $243      $416
--------------------------------------------------------------------------------
Strategic Equity                            $108      $176      $235      $403
--------------------------------------------------------------------------------
Total Return                                $108      $174      $233      $398
--------------------------------------------------------------------------------
Value Equity                                $108      $178      $235      $403
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $108      $176      $235      $403

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $113      $190      $258      $445
--------------------------------------------------------------------------------

                                       G13

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $107      $173      $230      $393
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $108      $175      $234      $401
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $111      $184      $248      $426

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $106      $170      $226      $385
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $110      $180      $242      $416
--------------------------------------------------------------------------------
ING VP MagnaCap                             $110      $180      $242      $416
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $110      $180      $242      $416

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $109      $179      $241      $413
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $109      $179      $240      $412
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $112      $188      $256      $440
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $112      $188      $255      $438

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $106      $170      $226      $385
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $105      $167      $221      $377

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $109      $178      $240      $410
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $110      $180      $243      $416

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $118      $205      $282      $486
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $117      $202      $278      $479
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $121      $212      $294      $507
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $109      $178      $240      $410
--------------------------------------------------------------------------------
SP Jennison International Growth            $121      $213      $294      $507
--------------------------------------------------------------------------------

                                       G14

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Capital Appreciation                        $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Capital Growth                              $ 39      $118      $199      $409
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Core Bond                                   $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Developing World                            $ 46      $139      $232      $469
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Equity Growth                               $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Equity Income                               $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Focus Value                                 $ 39      $119      $200      $412
--------------------------------------------------------------------------------
Fully Managed                               $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Fundamental Growth                          $ 39      $119      $200      $412
--------------------------------------------------------------------------------
Global Franchise                            $ 41      $125      $210      $429
--------------------------------------------------------------------------------
Growth                                      $ 39      $118      $199      $409
--------------------------------------------------------------------------------
Hard Assets                                 $ 38      $116      $195      $403
--------------------------------------------------------------------------------
International Enhanced EAFE                 $ 41      $125      $210      $429
--------------------------------------------------------------------------------
International Equity                        $ 41      $125      $210      $429
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 47      $142      $237      $477
--------------------------------------------------------------------------------
Investors                                   $ 39      $118      $198      $408
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $ 40      $122      $205      $421
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 40      $120      $203      $416
--------------------------------------------------------------------------------
Large Cap Value                             $ 39      $118      $198      $408
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 32      $ 97      $164      $344
--------------------------------------------------------------------------------
Liquid Asset                                $ 32      $ 97      $164      $344
--------------------------------------------------------------------------------
Managed Global                              $ 41      $125      $210      $429
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 38      $114      $193      $398
--------------------------------------------------------------------------------
Real Estate                                 $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Research                                    $ 38      $114      $193      $398
--------------------------------------------------------------------------------
Special Situations                          $ 40      $120      $203      $416
--------------------------------------------------------------------------------
Strategic Equity                            $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Total Return                                $ 38      $114      $193      $398
--------------------------------------------------------------------------------
Value Equity                                $ 38      $116      $195      $403
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 38      $116      $195      $403

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $ 43      $130      $218      $445
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 37      $113      $190      $393
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 38      $115      $194      $401
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP Worldwide Growth                     $ 41      $124      $208      $426
--------------------------------------------------------------------------------

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 36      $110      $186      $385
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 40      $120      $202      $416
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 40      $120      $202      $416
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 40      $120      $202      $416
--------------------------------------------------------------------------------

                                       G15

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 39      $119      $201      $413
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 39      $119      $200      $412
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $ 42      $128      $216      $440
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $ 42      $128      $215      $438

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 36      $110      $186      $385
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 35      $107      $181      $377

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 39      $118      $200      $410
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 40      $120      $203      $416

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 48      $145      $242      $486
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 47      $142      $238      $479
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 51      $152      $254      $507
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 39      $118      $200      $410
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 51      $153      $254      $507
--------------------------------------------------------------------------------

                                       G16

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Capital Appreciation                        $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Capital Growth                              $ 98      $147      $188      $314
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Core Bond                                   $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Developing World                            $106      $169      $224      $382
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Equity Growth                               $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Equity Income                               $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Focus Value                                 $ 99      $148      $190      $318
--------------------------------------------------------------------------------
Fully Managed                               $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Fundamental Growth                          $ 99      $148      $190      $318
--------------------------------------------------------------------------------
Global Franchise                            $101      $154      $200      $336
--------------------------------------------------------------------------------
Growth                                      $ 98      $147      $188      $314
--------------------------------------------------------------------------------
Hard Assets                                 $ 98      $145      $185      $307
--------------------------------------------------------------------------------
International Enhanced EAFE                 $101      $154      $200      $336
--------------------------------------------------------------------------------
International Equity                        $101      $154      $200      $336
--------------------------------------------------------------------------------
Internet Tollkeeper                         $107      $172      $229      $391
--------------------------------------------------------------------------------
Investors                                   $ 98      $147      $188      $313
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $100      $151      $195      $327
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 99      $150      $193      $322
--------------------------------------------------------------------------------
Large Cap Value                             $ 98      $147      $188      $313
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 94      $133      $165      $267
--------------------------------------------------------------------------------
Liquid Asset                                $ 94      $133      $165      $267
--------------------------------------------------------------------------------
Managed Global                              $101      $154      $200      $336
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 97      $143      $182      $301
--------------------------------------------------------------------------------
Real Estate                                 $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Research                                    $ 97      $143      $182      $301
--------------------------------------------------------------------------------
Special Situations                          $ 99      $150      $193      $322
--------------------------------------------------------------------------------
Strategic Equity                            $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Total Return                                $ 97      $143      $182      $301
--------------------------------------------------------------------------------
Value Equity                                $ 98      $145      $185      $307
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 98      $145      $185      $307

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $103      $160      $209      $354
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 97      $142      $180      $296
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 98      $144      $184      $305
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $100      $153      $199      $334

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 96      $139      $175      $288
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 99      $149      $192      $321
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 99      $149      $192      $321
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 99      $149      $192      $321
--------------------------------------------------------------------------------

                                       G17

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 99      $149      $191      $319
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 99      $148      $190      $318
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $102      $158      $206      $348
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $102      $157      $205      $347

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 96      $139      $175      $288
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 95      $136      $170      $278

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 99      $148      $189      $316
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 99      $150      $193      $322

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $108      $175      $234      $401
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $107      $173      $230      $393
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $111      $183      $247      $424
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 99      $148      $189      $316
--------------------------------------------------------------------------------
SP Jennison International Growth            $111      $183      $247      $425
--------------------------------------------------------------------------------

                                       G18

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                     $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Capital Appreciation                        $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Capital Growth                              $ 28      $ 87      $148      $314
--------------------------------------------------------------------------------
Capital Guardian Small Cap                  $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Core Bond                                   $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Developing World                            $ 36      $109      $184      $382
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Equity Growth                               $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Equity Income                               $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Focus Value                                 $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
Fully Managed                               $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Fundamental Growth                          $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
Global Franchise                            $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
Growth                                      $ 28      $ 87      $148      $314
--------------------------------------------------------------------------------
Hard Assets                                 $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
International Enhanced EAFE                 $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
International Equity                        $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 37      $112      $189      $391
--------------------------------------------------------------------------------
Investors                                   $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity        $ 30      $ 91      $155      $327
--------------------------------------------------------------------------------
Janus Growth and Income                     $ 29      $ 90      $153      $322
--------------------------------------------------------------------------------
Large Cap Value                             $ 28      $ 87      $148      $313
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 24      $ 73      $125      $267
--------------------------------------------------------------------------------
Liquid Asset                                $ 24      $ 73      $125      $267
--------------------------------------------------------------------------------
Managed Global                              $ 31      $ 94      $160      $336
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 27      $ 83      $142      $301
--------------------------------------------------------------------------------
Real Estate                                 $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Research                                    $ 27      $ 83      $142      $301
--------------------------------------------------------------------------------
Special Situations                          $ 29      $ 90      $153      $322
--------------------------------------------------------------------------------
Strategic Equity                            $ 28      $ 95      $145      $307
--------------------------------------------------------------------------------
Total Return                                $ 27      $ 83      $142      $301
--------------------------------------------------------------------------------
Value Equity                                $ 28      $ 85      $145      $307
--------------------------------------------------------------------------------
Van Kampen Growth and Income                $ 28      $ 85      $145      $307

AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $ 33      $100      $169      $354
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity VIP Equity-Income                  $ 27      $ 82      $140      $296
--------------------------------------------------------------------------------
Fidelity VIP Growth                         $ 28      $ 84      $144      $305
--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                     $ 30      $ 93      $159      $334

ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------
ING VP Bond                                 $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                 $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
ING VP MagnaCap                             $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
ING VP SmallCap Opportunities               $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------

                                      G19

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF-- Financial Services            $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences               $ 29      $ 88      $151      $319
--------------------------------------------------------------------------------
INVESCO VIF-- Leisure                       $ 32      $ 98      $166      $348
--------------------------------------------------------------------------------
INVESCO VIF-- Utilities                     $ 32      $ 97      $165      $347

THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PIMCO High Yield                            $ 26      $ 79      $135      $288
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 25      $ 76      $130      $278

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Pioneer Fund VCT                            $ 29      $ 88      $149      $316
--------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                   $ 29      $ 90      $153      $322

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 38      $115      $194      $401
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 37      $113      $190      $393
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 41      $123      $207      $424
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Jennison                                    $ 29      $ 88      $149      $316
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 41      $123      $207      $425
--------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

DEATH BENEFIT FOR EXCLUDED FUNDS
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

                                       G20

--------------------------------------------------------------------------------
                                   APPENDIX H
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners.

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The purpose of Appendix H is to describe the death benefits applicable to contract owners in Yr-2001 and May-2001, and to describe the mortality and expense risk charges for contract owners in Yr-2001. The mortality and expense risk charges for contract owners in May-2001 are described in the prospectus. The death benefits and mortality and expense risk charges for contract owners in May-2002 are described in the prospectus.

The following is a description of the death benefit options for contract owners in Yr-2001 and May-2001. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. As used in this Appendix H, "Non-Special Funds" has the same meaning as "Covered Funds" in the prospectus.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

                                       H1

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

                                       H2

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix B for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

                                       H3
          for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFITS FOR EXCLUDED FUNDS
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum

                                       H4
guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

                                       H5

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                                   APPENDIX I
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                OPTIONAL RIDER BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS

The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER BENEFITS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT FOR NON-EXCLUDED FUNDS

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium, plus any additional premiumadded to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

                                       I1

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

                ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

                If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

                For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

                If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

                                       I2

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Premiums paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.

          (iii) For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

                Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

                We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate.

                The MGIB Base Rate is an annual effective rate. The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii)  Income for a 20-30 Year Period Certain; or

          (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which

                                       I3
you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)   your contract value is greater than zero;

          (ii)  your MGWB Withdrawal Account is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv)  you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)   your MGWB Withdrawal Account is greater than zero;

          (ii)  your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

                                       I4

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

                                       I5

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                                   APPENDIX J
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        OPTIONAL RIDER BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

                                       J1

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

     If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

     Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

     Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

               Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

                                       J2

     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

                                       J3

          (iii) the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds. The MGIB Base is equal to the lesser of (i) and
          (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

                                       J4

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii)  Income for a 20-30 Year Period Certain; or

          (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

                                       J5

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account

                                       J6
allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)   your contract value is greater than zero;

          (ii)  your MGWB Withdrawal Account or the floor is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv)  you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)   your MGWB Withdrawal Account or the floor is greater than zero;

          (ii)  your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not

                                       J7
provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

                                       J8

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                                   ING [LOGO]

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.

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              GRANITE PRIMEITE PROFILE AND PROSPECTUS
                        (FORM TWO)

ING  VARIABLE  ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   PROFILE OF

                                GRANITE PRIMELITE

                            VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2002

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

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1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual deferred variable annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in one or more of mutual fund investment portfolios through our Separate Account B listed below. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

GRANITE PRIMELITE PROFILE                                PROSPECTUS BEGINS AFTER
GPE-109655                                                PAGE 6 OF THIS PROFILE

     -------------------------------------------------------------------------------------------
                                           Annuity Options
     -------------------------------------------------------------------------------------------
     Option 1        Income for a        Payments are made for a specified  number of years to
                     fixed period        you or your beneficiary.
     -------------------------------------------------------------------------------------------
     Option 2        Income for life     Payments are made for the rest of your  life or longer
                     with a period       for a specified  period such as 10 or 20 years or until
                     certain             the total amount used to buy this option has been
                                         repaid. This option comes with an added guarantee
                                         that payments will continue to your beneficiary for
                                         the remainder of such period if you should die during
                                         the period.
     -------------------------------------------------------------------------------------------
     Option 3        Joint life income   Payments are made for your life and the life of
                                         another person (usually your spouse).
     -------------------------------------------------------------------------------------------
     Option 4        Annuity plan        Any other annuitization plan that we choose to offer
                                         on the annuity start date.
     -------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $5,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following mutual fund investment portfolios through our Separate Account B. Keep in mind that your investment in any of the investment portfolios, depending on market conditions, may cause you to make or lose money:

GPE-109655                                             GRANITE PRIMELITE PROFILE

     THE GCG TRUST
         Mid-Cap Growth Series
         Research Series
         Total Return Series

     TRAVELERS SERIES FUND INC.
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
            (formerly Smith Barney International Equity Portfolio) Smith Barney Large Cap Value Portfolio
         Smith Barney Money Market Portfolio

     GREENWICH STREET SERIES FUND
         Appreciation Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                             STANDARD         ANNUAL RATCHET
                                          DEATH BENEFIT   ENHANCED DEATH BENEFIT

     Mortality & Expense Risk Charge          1.10%               1.25%
     Asset-Based Administrative Charge        0.15%               0.15%
        Total                                 1.25%               1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.53% to 1.00% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED                0    1    2    3    4    5    6    7+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                      7%   7%   6%   5%   4%   3%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge, and reflects the annual contract administrative charge as 0.08% (based on an average contract value of $49,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 2000. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of

GPE-109655                                             GRANITE PRIMELITE PROFILE

Year 10. The 1 Year examples above include a 7% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Annual Ratchet Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

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                                                                                                    EXAMPLES:
                                                     TOTAL ANNUAL                                   ---------
                                 TOTAL ANNUAL         INVESTMENT            TOTAL           TOTAL CHARGES AT THE END OF:
                                   INSURANCE           PORTFOLIO           ANNUAL
 INVESTMENT PORTFOLIO               CHARGES             CHARGES            CHARGES           1 YEAR         10 YEARS
----------------------------------------------------------------------------------------------------------------------------

 THE GCG TRUST
 Mid-Cap Growth                      1.48%              0.89%              2.37%              $104            $271
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 Research                            1.48%              0.89%              2.37%              $104            $271
----------------------------------------------------------------------------------------------------------------------------
 Total Return                        1.48%              0.89%              2.37%              $104            $271

 TRAVELERS SERIES FUND INC.
----------------------------------------------------------------------------------------------------------------------------
 Smith Barney High Income            1.48%              0.67%              2.15%              $102            $248
----------------------------------------------------------------------------------------------------------------------------
 Smith Barney International
    All Cap Growth                   1.48%              1.00%              2.48%              $105            $282
----------------------------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap Value        1.48%              0.67%              2.15%              $102            $248
----------------------------------------------------------------------------------------------------------------------------
 Smith Barney Money Market           1.48%              0.53%              2.01%              $100            $234

 GREENWICH STREET SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
 Appreciation                        1.48%              0.77%              2.25%              $103            $258
----------------------------------------------------------------------------------------------------------------------------

The examples above reflect an 7% surrender charge for Year 1. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some case, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amount at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 6. Withdrawals above the free withdrawal amount may be subject to a surrender charge. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year for 2001. These numbers reflect the deduction of the mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

GPE-109655                                             GRANITE PRIMELITE PROFILE

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                                                                                 CALENDAR YEAR

INVESTMENT PORTFOLIO                                       2001              2000             1999              1998
---------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services*
  Mid-Cap Growth                                         -24.61%             6.59%           76.47%            21.01%
  Research                                               -22.48%            -5.95%           22.41%            21.25%
  Total Return                                            -0.99%            14.79%            1.85%             9.95%
---------------------------------------------------------------------------------------------------------------------
Managed by Smith Barney Fund Management LLC**
  Appreciation                                            -5.36%            -1.89%           11.43%            17.41%
  Smith Barney High Income                                -5.14%            -9.40%            1.06%            -1.05%
  Smith Barney International All Cap
     Growth                                              -32.00%           -24.94%           65.31%             4.94%
  Smith Barney Large Cap Value                            -9.47%            11.45%           -1.46%             8.21%
  Smith Barney Money Market                                2.14%             4.47%            3.20%             3.52%
---------------------------------------------------------------------------------------------------------------------

     -----------------------
     *    Year Ended December 31, 2000
     ** Year Ended October 31, 2000 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 2000 fiscal year end.

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, or (ii) the Annual Ratchet Enhanced Death Benefit.

The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

GPE-109655                                             GRANITE PRIMELITE PROFILE

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day, then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We determine your contract value at the close of business on the day we receive your written refund request.

     TRANSFERS AMONG THE INVESTMENT PORTFOLIOS. You can make transfers among your investment portfolios as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     ADDITIONAL FEATURES. This Contract has other features you may be interested in. There is no additional charge for these features. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Smith Barney Money Market investment portfolio.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any surrender charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

GPE-109655                                             GRANITE PRIMELITE PROFILE

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                         GOLDENSELECT GRANITE PRIMELITE
--------------------------------------------------------------------------------
                                                                     MAY 1, 2002

This prospectus describes GRANITE PRIMELITE, an individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

          MASSACHUSETTS FINANCIAL SERVICES COMPANY
               Total Return Series
               Research Series
               Mid-Cap Growth Series

          SMITH BARNEY FUND MANAGEMENT LLC
               Appreciation Portfolio
               Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                  (formerly Smith Barney International Equity Portfolio)
               Smith Barney Large Cap Value Portfolio
               Smith Barney Money Market Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" in this prospectus.

You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid. Longer free look periods apply in some states.

REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2002, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, TRAVELERS SERIES FUND INC. OR GREENWICH STREET SERIES FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GPE-109655

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms.................................................        1
Fees and Expenses......................................................        2
Performance Information................................................        5
      Accumulation Unit................................................        5
      Net Investment Factor............................................        5
      Condensed Financial Information..................................        5
      Financial Statements.............................................        5
      Performance Information..........................................        5
Golden American Life Insurance Company.................................        6
The Trusts.............................................................        6
Golden American Separate Account B.....................................        7
The Investment Portfolios..............................................        7
      Investment Objectives............................................        7
      Investment Management Fees and Other Expenses....................        8
The Annuity Contract...................................................        9
      Contract Date and Contract Year .................................        9
      Annuity Start Date...............................................        9
      Contract Owner...................................................        9
      Annuitant........................................................        9
      Beneficiary......................................................       10
      Purchase and Availability of the Contract........................       10
      Crediting of Premium Payments....................................       11
      Administrative Procedures........................................       12
      Contract Value...................................................       12
      Cash Surrender Value.............................................       13
      Surrendering to Receive the Cash Surrender Value.................       13
      The Subaccounts..................................................       13
      Addition, Deletion or Substitution of Subaccounts and
          Other Changes................................................       13
      Other Contracts..................................................       14
      Other Important Provisions.......................................       14
Withdrawals............................................................       14
      Regular Withdrawals..............................................       14
      Systematic Withdrawals...........................................       14
      IRA Withdrawals..................................................       15
Transfers Among Your Investments.......................................       16
      Dollar Cost Averaging............................................       16
      Automatic Rebalancing............................................       17
Death Benefit Choices..................................................       17
      Death Benefit During the Accumulation Phase......................       17
          Standard Death Benefit.......................................       17
          Annual Ratchet Enhanced Death Benefit........................       18
      Death Benefit During the Income Phase............................       18
      Required Distributions upon Contract Owner's Death...............       18
Charges and Fees.......................................................       19
      Charge Deduction Subaccount......................................       19
      Charges Deducted from the Contract Value.........................       19
          Surrender Charge.............................................       19
          Waiver of Charge for Extended Medical Care...................       19

GPE-109655

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                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE

          Free Withdrawal Amount.......................................       20
          Surrender Charge for Excess Withdrawals......................       20
          Premium Taxes................................................       20
          Administrative Charge........................................       20
          Transfer Charge..............................................       20
      Charges Deducted from the Subaccounts............................       20
          Mortality and Expense Risk Charge............................       20
          Asset-Based Administrative Charge............................       21
      Trust Expenses...................................................       21
The Annuity Options....................................................       21
      Annuitization of Your Contract...................................       21
      Selecting the Annuity Start Date.................................       22
      Frequency of Annuity Payments....................................       22
      The Annuity Options..............................................       22
          Income for a Fixed Period....................................       22
          Income for Life with a Period Certain........................       22
          Joint Life Income............................................       22
          Annuity Plan.................................................       23
      Payment When Named Person Dies...................................       23
Other Contract Provisions..............................................       23
      Reports to Contract Owners.......................................       23
      Suspension of Payments...........................................       23
      In Case of Errors in Your Application............................       23
      Assigning the Contract as Collateral.............................       23
      Contract Changes-Applicable Tax Law..............................       24
      Free Look........................................................       24
      Group or Sponsored Arrangements..................................       24
      Selling the Contract.............................................       24
Other Information......................................................       25
      Voting Rights....................................................       25
      State Regulation.................................................       25
      Legal Proceedings................................................       25
      Legal Matters....................................................       25
      Experts..........................................................       25
Federal Tax Considerations.............................................       26
Statement of Additional Information
      Table of Contents................................................       30
Appendix A
      Condensed Financial Information..................................       A1
Appendix B
      Surrender Charge for Excess Withdrawals Example..................       B1

GPE-109655

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                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                 PAGE
Accumulation Unit                              5
Annual Ratchet Enhanced Death Benefit         18
Annuitant                                      9
Annuity Start Date                             9
Cash Surrender Value                          13
Contract Date                                  9
Contract Owner                                 9
Contract Value                                12
Contract Year                                  9
Free Withdrawal Amount                        20
Net Investment Factor                          5
Standard Death Benefit                        17


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Free Look Period                        Right to Examine Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

GPE-109655

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                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

          COMPLETE YEARS ELAPSED           0    1    2    3    4    5    6    7+
             SINCE PREMIUM PAYMENT
          SURRENDER CHARGE                 7%   7%   6%   5%   4%   3%   1%   0%

     Transfer Charge..................................................     None*

     * We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE***

     Administrative Charge............................................      $ 40
     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     ***  We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES****
                                           STANDARD      ANNUAL RATCHET ENHANCED
                                         DEATH BENEFIT        DEATH BENEFIT
                                         -------------        -------------
     Mortality and Expense Risk Charge....   1.10%                 1.25%
     Asset-Based Administrative Charge....   0.15%                 0.15%
     Total Separate Account Charges.......   1.25%                 1.40%

     ****As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

----------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FUND                       NET FUND
                                               DISTRIBUTION                     ANNUAL                          ANNUAL
                                                  AND/OR                       EXPENSES          TOTAL         EXPENSES
                                   INVESTMENT     SERVICE                       WITHOUT         WAIVERS         AFTER
                                    ADVISORY      (12B-1)        OTHER        WAIVERS OR          OR          WAIVERS OR
  PORTFOLIO                          FEE(1)         FEE       EXPENSES(2)     REDUCTIONS      REDUCTIONS    REDUCTIONS(3)
----------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                      0.88%        0.00%         0.01%           0.89%           0.00%           0.89%
----------------------------------------------------------------------------------------------------------------------------
  Research                            0.88%        0.00%         0.01%           0.89%           0.00%           0.89%
----------------------------------------------------------------------------------------------------------------------------
  Total Return                        0.88%        0.00%         0.01%           0.89%           0.00%           0.89%
----------------------------------------------------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for The GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2001, except for (i) portfolios that commenced operations in 2001 and (ii) newly formed portfolios where the charges have been estimated.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2001.

GPE-109655

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL FUND                      NET FUND
                                              DISTRIBUTION                    ANNUAL                         ANNUAL
                                                 AND/OR                      EXPENSES          TOTAL        EXPENSES
                                  INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                   ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
  PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
 Smith Barney High Income            0.60%        0.00%        0.07%          0.67%            0.00%          0.67%
----------------------------------------------------------------------------------------------------------------------------
 Smith Barney International
   All Cap Growth                    0.90%        0.00%        0.10%          1.00%            0.00%          1.00%
----------------------------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap
   Value                             0.65%        0.00%        0.02%          0.67%            0.00%          0.67%
----------------------------------------------------------------------------------------------------------------------------
 Smith Barney Money
   Market                            0.50%        0.00%        0.03%          0.53%            0.00%          0.53%
-------------------------------------------------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 2001.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL FUND                      NET FUND
                                              DISTRIBUTION                    ANNUAL                         ANNUAL
                                                 AND/OR                      EXPENSES          TOTAL        EXPENSES
                                  INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                   ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
  PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
 Appreciation                        0.55%        0.00%        0.22%           0.77%           0.00%          0.77%
-------------------------------------------------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 2001.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the Travelers Series Fund, Inc. and the Greenwich Street Series Fund. for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following two examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. Each example assumes the election of the Annual Ratchet Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.08% of assets (based on an average contract value of $49,000). If the Standard Death Benefit is elected instead of the Annual Ratchet Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 7 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Example 1 below which assume applicable surrender charges.

GPE-109655

Example 1:
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  Mid-Cap Growth                                     $94              $134              $167             $271
--------------------------------------------------------------------------------------------------------------------
  Research                                           $94              $134              $167             $271
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $94              $134              $167             $271

  TRAVELERS SERIES FUND
--------------------------------------------------------------------------------------------------------------------
  Smith Barney High Income                           $92              $127              $155             $248
--------------------------------------------------------------------------------------------------------------------
  Smith Barney International All Cap
     Growth                                          $95              $137              $172             $282
--------------------------------------------------------------------------------------------------------------------
  Smith Barney Large Cap Value                       $92              $127              $155             $248
--------------------------------------------------------------------------------------------------------------------
  Smith Barney Money Market                          $90              $123              $148             $234

  GREENWICH STREET SERIES FUND INC.
--------------------------------------------------------------------------------------------------------------------
  Appreciation                                       $93              $130              $160             $258
--------------------------------------------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  Mid-Cap Growth                                     $24               $74              $127             $271
--------------------------------------------------------------------------------------------------------------------
  Research                                           $24               $74              $127             $271
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $24               $74              $127             $271

  TRAVELERS SERIES FUND
--------------------------------------------------------------------------------------------------------------------
  Smith Barney High Income                           $22               $67              $115             $248
--------------------------------------------------------------------------------------------------------------------
  Smith Barney International All Cap                 $25               $77              $132             $282
     Growth
--------------------------------------------------------------------------------------------------------------------
  Smith Barney Large Cap Value                       $22               $67              $115             $248
--------------------------------------------------------------------------------------------------------------------
  Smith Barney Money Market                          $20               $63              $108             $234

  GREENWICH STREET SERIES FUND INC.
--------------------------------------------------------------------------------------------------------------------
  Appreciation                                       $23               $70              $120             $258
--------------------------------------------------------------------------------------------------------------------

The examples above reflect the annual administrative charge as an annual charge of 0.08% of assets (based on an average contract value of $49,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the examples.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

GPE-109655

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                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 2001 and the audited consolidated financial statements of Golden American for the years ended December 31, 2001, 2000 and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
>From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Smith Barney Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account B has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance

GPE-109655
includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Smith Barney Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Smith Barney Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the GCG Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING VP Bond Portfolio, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

GPE-109655

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                              THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, the Travelers Series Fund Inc. and Greenwich Street Series Fund collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance policies offered by First Golden and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with First Golden. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The principal address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

Travelers Series Fund and Greenwich Street Series Fund are also mutual funds whose shares are available to separate accounts of Golden American and other insurance companies, both affiliated and not affiliated. The principal address of Travelers Series Fund and Greenwich Street Series Fund is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS.

--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the Travelers Series Fund Inc. and the Greenwich Street Series Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

GPE-109655

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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds funded by Account B.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

When the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be

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the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

If the new owner's age is less than 80, the death benefit option in effect prior to the change in owner will remain in effect. If the new owner's age is greater than 79, but less than or equal to 85, and if the contract was issued with an enhanced death benefit, the death benefit will become the Standard Death Benefit. If the new owner's age is greater than 85, the death benefit will be the cash surrender value. Once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any enhanced death benefits.

A change of owner likely has tax consequences. See "Federal Tax Considerations in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age
85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

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IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the contract value in each subaccount in which you are invested.

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     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you.

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Smith Barney Money Market subaccount) prior to processing the surrender. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account B invests in a corresponding portfolio of the GCG Trust, , a corresponding portfolio of the Travelers Series Fund Inc. or a corresponding portfolio of the Greenwich Street Series Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using

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the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Smioth Barney Money Market subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly, quarterly, or annual basis from the subaccounts in which you are invested. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

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Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

               FREQUENCY           MAXIMUM PERCENTAGE
               Monthly                    1.25%
               Quarterly                  3.75%
               Annually                  15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable Free Withdrawal Amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA

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withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly

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management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the Smith Barney Money Market subaccount. This subaccount serves as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. The maximum amount that can be transferred each month is your contract value in the Smith Barney Money Market subaccount divided by 12. You may change the transfer amount once each contract year.

If you do not specify the subaccounts to which the dollar amount of the Smith Barney Money Market subaccount is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in the Smith Barney Money Market subaccount is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other

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than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (1) the Standard Death Benefit Option; and (2) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value;
(ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

     ANNUAL RATCHET ENHANCED DEATH BENEFIT. If the Annual Ratchet Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

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              HOW THE ENHANCED DEATH BENEFIT IS CALCULATED FOR THE
                      ANNUAL RATCHET ENHANCED DEATH BENEFIT
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          On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

          On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day, and then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.
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The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a contract is held by joint owners.

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The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in sections titled "Individual Retirement Annuities," "Taxation of Non-Qualified Contracts," and "Taxation of Qualified Contracts," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution

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expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Smith Barney Money Market subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED            0    1    2    3    4    5    6    7+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                  7%   7%   6%   5%   4%   3%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts, we will deduct charges proportionately from all other subaccounts in which you are invested.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess

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withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix B. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts from which each such transfer is made in proportion to the amount being transferred from each such subaccount unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected the Annual Ratchet Enhanced Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2000, total portfolio fees and charges ranged from 0.53% to 1.00%. See "Fees and Expenses" in this prospectus.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information see "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax advisor for tax advice before investing.

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FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death, we guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. We determine your contract value at the close of business on the day we receive your written refund request. Your Contract will be void as of the day we receive your Contract and your request. Some states require that we return the premium paid rather than the contract value. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Smith Barney Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount chosen by you.

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SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to [9.0]% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to [1.25]% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed [9.0]% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting.

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If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

EXPERTS
The audited consolidated financial statements of Golden American at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of Separate Account B at December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS AND EARNINGS MULTIPLIER BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax

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treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various

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types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits and earnings enhancement benefit under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH BOTH ENHANCED DEATH BENEFITS AND THE EARNINGS MULTIPLIER BENEFIT HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options and earnings multiplier

GPE-109655
benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT OR EARNINGS MULTIPLIER BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

GPE-109655

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.



GPE-109655

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2;or

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE INTERNAL REVENUE SERVICE HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISOR SHOULD BE CONSULTED.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual

GPE-109655
circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

GPE-109655

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                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden America Life Insurance Company Financial Statements of Separate Account B


--------------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                    _________________________________________
                    NAME

                    _________________________________________
                    SOCIAL SECURITY NUMBER

                    _________________________________________
                    STREET ADDRESS

                    _________________________________________
                    CITY, STATE, ZIP

109655                                                                  05/01/02
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

GPE-109655

                     This page is intentionally left blank.

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                                   APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The subaccounts became available on May 6, 1997 with the starting accumulation unit value indicated on the last row of each table.

TOTAL RETURN
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $20.94        4,433       $ 93       $20.75       27,675       $ 574
--------------------------------------------------------------------------------
 1999     18.20        4,770         87        18.06       33,383         603
--------------------------------------------------------------------------------
 1998     17.83       10,098        180        17.72       32,769         581
--------------------------------------------------------------------------------
 1997     16.18           63          1        16.10        4,893          79
--------------------------------------------------------------------------------
 5/6/97   14.07           --         --        14.02           --          --
--------------------------------------------------------------------------------


RESEARCH
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $26.63        3,074       $ 82       $26.39       36,484       $ 963
--------------------------------------------------------------------------------
 1999     28.25        2,544         72        28.04       37,387       1,048
--------------------------------------------------------------------------------
 1998     23.03        3,070         71        22.89       38,692         886
--------------------------------------------------------------------------------
 1997     18.95          102          2        18.87       11,534         218
--------------------------------------------------------------------------------
 5/6/97   16.14           --         --        16.09           --          --
--------------------------------------------------------------------------------


MID-CAP GROWTH
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $42.70        3,616       $154       $42.23       27,638      $1,167
--------------------------------------------------------------------------------
 1999     39.97        3,692        148        39.59       27,138       1,075
--------------------------------------------------------------------------------
 1998     22.60          981         22        22.43       23,659         531
--------------------------------------------------------------------------------
 1997     18.64          202          4        18.52        4,122          76
--------------------------------------------------------------------------------
 10/1/97  14.82           --         --        14.75           --          --
--------------------------------------------------------------------------------

GPE-109655
                                       A1

SMITH BARNEY HIGH INCOME
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $12.56        4,903       $ 62       $12.46       30,851       $ 384
--------------------------------------------------------------------------------
 1999     13.84        5,981         83        13.74       33,782         464
--------------------------------------------------------------------------------
 1998     13.66       12,711        174        13.58       46,593         633
--------------------------------------------------------------------------------
 1997     13.77           73          1        13.72       15,160         208
--------------------------------------------------------------------------------
 5/6/97   12.46           --         --        12.42           --          --
--------------------------------------------------------------------------------


SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
   (FORMERLY SMITH BARNEY INTERNATIONAL EQUITY)
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $17.89        2,260       $ 40       $17.74       23,397       $ 415
--------------------------------------------------------------------------------
 1999     23.78        2,572         61        23.61       20,133         476
--------------------------------------------------------------------------------
 1998     14.35        2,885         41        14.28       19,916         285
--------------------------------------------------------------------------------
 1997     13.65          130          2        13.59        6,948          94
--------------------------------------------------------------------------------
 5/6/97   13.53           --         --        13.49           --          --
--------------------------------------------------------------------------------


SMITH BARNEY LARGE CAP VALUE
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $21.34        3,364       $ 72       $21.16       29,284       $ 620
--------------------------------------------------------------------------------
 1999     19.11        4,123         79        18.98       29,721         564
--------------------------------------------------------------------------------
 1998     19.35        1,600         31        19.24       34,859         671
--------------------------------------------------------------------------------
 1997     17.84           --         --        17.77       12,137         216
--------------------------------------------------------------------------------
 5/6/97   15.20           --         --        15.15           --          --
--------------------------------------------------------------------------------


SMITH BARNEY MONEY MARKET
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $12.38       10,771       $133       $12.27        1,839       $  23
--------------------------------------------------------------------------------
 1999     11.82       10,885        129        11.74       38,389         450
--------------------------------------------------------------------------------
 1998     11.43        2,017         23        11.37       25,941         295
--------------------------------------------------------------------------------
 1997     11.02           --         --        10.97       16,571         182
--------------------------------------------------------------------------------
 5/6/97   10.74           --         --        10.71           --          --
--------------------------------------------------------------------------------

GPE-109655
                                       A2

APPRECIATION
--------------------------------------------------------------------------------
              STANDARD DEATH BENEFIT            ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------
                     TOTAL # OF                           TOTAL # OF
                    ACCUMULATION                         ACCUMULATION
                       UNITS                                UNITS
       AUV AT YEAR    AT YEAR      TOTAL    AUV AT YEAR    AT YEAR      TOTAL
       END (AND AT   END (AND AT  AUV AT    END (AND AT   END (AND AT  AUV AT
        BEGINNING   BEGINNING OF   YEAR      BEGINNING   BEGINNING OF   YEAR
       OF FOLLOWING  FOLLOWING    END (IN   OF FOLLOWING  FOLLOWING    END (IN
          YEAR)        YEAR)     THOUSANDS)    YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------
 2000    $18.16          419        $ 8       $18.03       45,655       $ 823
--------------------------------------------------------------------------------
 1999     18.47          711         13        18.36       52,802         970
--------------------------------------------------------------------------------
 1998     16.53        1,108         18        16.47       58,107         957
--------------------------------------------------------------------------------
 1997     14.05           --         --        14.01       18,759         263
--------------------------------------------------------------------------------
 5/6/97   12.01           --         --        11.99           --          --
--------------------------------------------------------------------------------

GPE-109655
                                       A3

   For 2001:

        Separate Account Annual Charges of :               1.25%          1.40%
        ------------------------------------------------------------------------

        Appreciation
        AUV at beginning of year                           18.16          18.03
        AUV at end of year                                 17.22          17.07
        Number of units outstanding at end of year           415         41,993
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)                7            717

        Mid Cap Growth
        AUV at beginning of year                           42.70          42.23
        AUV at end of year                                 32.20          31.80
        Number of units outstanding at end of year       467,966      6,637,255
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)           15,068        211,080

        Research
        AUV at beginning of year                           26.63          26.39
        AUV at end of year                                 20.66          20.44
        Number of units outstanding at end of year       522,223      7,349,634
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)           10,787        150,215

        SB High Income
        AUV at beginning of year                           12.56          12.46
        AUV at end of year                                 11.94          11.82
        Number of units outstanding at end of year         4,203         27,018
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)               50            319

        SB International All Cap Growth
        AUV at beginning of year                           17.89          17.74
        AUV at end of year                                 12.16          12.04
        Number of units outstanding at end of year         1,951         22,933
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)               24            276

        SB Large Cap Value
        AUV at beginning of year                           21.34          21.16
        AUV at end of year                                 19.35          19.16
        Number of units outstanding at end of year         2,901         26,470
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)               56            507

        SB Money Market
        AUV at beginning of year                           12.38          12.27
        AUV at end of year                                 12.68          12.55
        Number of units outstanding at end of year         9,434          8,052
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)              120            101


        Total Return
        AUV at beginning of year                           20.94          20.75
        AUV at end of year                                 20.78          20.56
        Number of units outstanding at end of year       719,182      9,277,910
        ------------------------------------------------------------------------
        Total AUV at end of year (in thousands)           14,943        190,715

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                      APPENDIX B--THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

THE GCG TRUST

Mid-Cap        INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its total assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") believed to have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of investment. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               Emphasis is on growth companies which demonstrate a strong franchise; strong cash flows and a recurring revenue stream; a solid industry position, where there is potential for high profit margins and substantial barriers to new entry in the industry; a strong management team with a clearly defined strategy; and a catalyst that may accelerate growth. The Portfolio uses a bottom-up investment style in managing the Portfolio.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Mid-Cap Company Risk, OTC Investment Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, and
               Diversification Risk.

GPE-109655
                                       B1

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Research       INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its total assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

GPE-109655
                                       B2

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Total Return   INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, Emerging Market Risk, Undervalued Securities Risk, High Yield Bond Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to, investing in foreign issuers in general. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political

GPE-109655
                                       B3

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

TRAVELERS SERIES FUND, INC.

Smith Barney   INVESTMENT OBJECTIVE
High Income    Primary: High current income      Secondary: Capital appreciation
Portfolio
               PRINCIPAL STRATEGIES
               KEY INVESTMENTS

               The fund invests primarily in high yielding, corporate debt obligations and preferred stock of U.S. and foreign issuers, but may also invest in foreign issuers.

               Credit Quality: The fund invests primarily in below investment grade securities, but may not invest more than 10% in securities rated lower than B or unrated securities of comparable quality. Below investment grade securities are commonly known as "junk bonds."

               Maturity: Although the fund may invest in securities of any maturity, under current market conditions, the fund intends to have an average remaining maturity of between five and ten years.

               PRINCIPAL RISKS
               While investing in high yield securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

                    o The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.

                    o Interest rates go up, causing the prices of debt securities in the fund to fall.

                    o As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

                    o As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.

                    o The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

               The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

               Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC.

GPE-109655
                                       B4

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

Smith Barney   INVESTMENT OBJECTIVE
International  Total return on its assets from growth of capital and income
All Cap
Growth         PRINCIPAL STRATEGIES
Portfolio      KEY INVESTMENTS
(formerly
Smith Barney   The fund invests primarily in equity securities of foreign
International  companies. Equity securities include exchange traded and
Equity         over-the-counter common stocks and preferred shares, debt
Portfolio)     securities convertible into equity securities, and warrants and rights.

               PRINCIPAL RISKS
               While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

                    o    Foreign stock prices decline

                    o Adverse governmental action or political, economic or market instability occurs in a foreign country

                    o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

               Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. in some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

               In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC

Smith Barney   INVESTMENT OBJECTIVE
Large Cap      Current income and long-term growth of income and capital.
Value
Portfolio      PRINCIPAL STRATEGIES

               KEY INVESTMENTS
               The fund invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the same time of investment.

               PRINCIPAL RISKS
               While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investments in the fund, or the fund ma not perform as well as other investments, if any of the following occurs:

                    o    The U.S. stock market goes down.

                    o Value stocks or larger capitalization stocks are temporarily out of favor.

                    o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

                    o An adverse event, such a negative press reports about a company in the fund, depresses the value of the company's stock.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC

Smith Barney   INVESTMENT OBJECTIVE
Money Market   Maximize current income consistent with preservation of capital.
Portfolio      The fund seeks to maintain a stable $1 share price.

GPE-109655
                                       B5

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               PRINCIPAL STRATEGIES

               KEY INVESTMENTS
               The fund invests exclusively in high quality U.S. dollar denominated short term debt securities. These include commercial paper, corporate and municipal obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

               Credit Quality: The fund invests exclusively in securities rated by a nationally recognized rating organization in the two highest short term rating categories, or if unrated, of equivalent quality.

               PRINCIPAL RISKS
               Although the fund seeks to preserve the value of your investment at $ per share, it is possible to lose money by investing in the fund could under perform other short term debt instruments or money market funds if any of the following occurs:

                    o    Interest rates rise sharply.

                    o An issuer of the fund's securities defaults, or has its credit rating downgraded.

                    o Sectors or issuers the fund has emphasized fail to perform as expected.

                    o The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

               The value of the fund's foreign securities may go down because of unfavorable government actions, political instability of the more limited availability of accurate information about foreign issuers.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC

GREENWICH STREET SERIES FUND

Appreciation   INVESTMENT OBJECTIVE
Portfolio      Long-term appreciation of capital.

               PRINCIPAL STRATEGIES

               KEY INVESTMENTS

               The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies but may also invest in small capitalization companies. Equity securities include exchange traded and over-the counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

               PRINCIPAL RISKS
               Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

                    o    The U.S. stock market declines

                    o    Large and medium capitalization stocks or growth

               INVESTMENT ADVISER: Smith Barney Fund Management LLC

GPE-109655
                                       B6

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                        MORE INFORMATION ABOUT THE TRUSTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

THE GCG TRUST
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of The GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of The GCG Trust. Directed Services (and not The GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.

GREENWICH STREET SERIES FUND
Smith Barney Fund Management LLC ("Smith Barney") serves as the investment advisor for the Greenwich Street Series Fund. The Greenwich Street Series Fund pays Smith Barney a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

TRAVELERS SERIES FUND
SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. The Travelers Series Fund Inc. pays SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Directed Services, SSB Citi, Smith Barney and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios. Directed Services, SSB Citi, Smith Barney and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

TRUST AND FUND EXPENSES
-----------------------
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.53% to 1.00%.

Additionally, we may receive compensation from the investment advisors, administrators or distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

We generally receive 12b-1 fees from an investment portfolio, and/or compensation from an affiliate of an investment portfolio, for administration, distribution, or other services or cost savings attributable to our services. This compensation is usually based on portfolio assets attributable to our variable contracts; the amount varies, but may be as much as 0.50% of contract-related portfolio assets.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST OR FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. IF YOU WOULD LIKE A COPY OF ANY TRUST OR FUND PROSPECTUS, PLEASE CONTACT OUR CUSTOMER SERVICE CENTER AT (800) 366-0066.

GPE-109655
                                       B7

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                                   APPENDIX C
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 5% surrender charge of $87.50 ($1,750 x .05). This example does not take into account deduction of any premium taxes.

GPE-109655
                                       C1

                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in Delaware
--------------------------------------------------------------------------------

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109655                                                                  05/01/02

                    PART B

        STATEMENT OF ADDITIONAL INFORMATION

                       Statement of Additional Information

                              GOLDENSELECT DVA PLUS

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2002

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

Introduction                                                                   1
Description of Golden American Life Insurance Company                          1
Safekeeping of Assets                                                          1
The Administrator                                                              1
Independent Auditors                                                           1
Distribution of Contracts                                                      1
Performance Information                                                        2
IRA Partial Withdrawal Option                                                 10
Other Information                                                             10
Financial Statements of Golden American
Financial Statements of Separate Account B

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING") a global financial services holding company based in the Netherlands. ING had approximately $624 billion in assets as of December 31, 2001.

As of December 31, 2001, Golden American had approximately $808.1 million in stockholder's equity and approximately $14.3 billion in total assets, including approximately $10.9 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $309,000 and $930,000 pursuant to the service agreement in 2001 and 2000, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1999. For the year ended December 31, 2000 and December 31, 2001 only a single broker/dealer institution sold more than 10% of Golden American's variable insurance products. For the years ended 2001, 2000 and 1999 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $223,321,000, $208,883,000 and $181,536,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $23,138,000, $21,296,000, and $10,136,000 for the years ended 2001, 2000, and 1999, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2001 to December 31, 2001 were 0.12% and 0.12% respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the subaccounts which had not commenced operations as of December 31, 2001, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.60%, administrative charges of 0.15%, contract administration charge annualized at 0.04%, an optional living benefit rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, the earnings multiplier benefit rider charge annualized at 0.30%, and applicable surrender charge of 7% for the one year period and 3% for the five year period, for the year ending December 31, 2001 were as follows:

Average Annual Total Return for Periods Ending 12/31/01-Standardized with Rider
-------------------------------------------------------------------------------
Charges
-------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                            -7.69%            N/a            N/a          3.54%           2/1/00
Capital Appreciation                              -22.17%            N/a            N/a          7.08%           5/4/92
Capital Growth                                    -22.92%            N/a            N/a          5.28%           4/1/96
Capital Guardian Small Cap                        -11.01%          6.74%            N/a          8.64%           1/2/96
Core Bond                                          -7.15%            N/a            N/a          1.09%          10/7/94
Developing World                                  -14.68%            N/a            N/a        -11.66%          2/19/98
Diversified Mid-Cap                               -16.02%            N/a            N/a        -14.30%          10/2/00
Equity Income                                      -8.23%          4.20%          4.84%          5.67%          1/25/89
Fully Managed                                       0.09%          8.44%          7.20%          7.01%          1/25/89
Growth                                            -38.96%          4.00%            N/a          5.94%           4/1/96
Hard Assets                                       -21.32%         -8.85%          1.96%          1.36%          1/25/89
International Equity                              -24.70%         -4.59%            N/a         -3.59%           4/1/96
Internet Tollkeeper                                   N/a            N/a            N/a        -43.17%           5/1/01
Investors                                         -13.70%            N/a            N/a         -1.66%           2/1/00
Janus Growth and Income                           -18.79%            N/a            N/a        -16.09%          10/2/00
Large Cap Value                                   -13.08%            N/a            N/a         -4.90%           2/1/00
Limited Maturity Bond                              -0.96%          2.78%          2.94%          3.85%          1/25/89
Liquid Asset                                       -5.77%          1.51%          1.77%          2.36%          1/25/89
Managed Global                                    -21.12%          8.93%            N/a          4.94%         10/21/92
Mid-Cap Growth                                    -32.53%         13.49%            N/a         16.20%          10/7/94
Real Estate                                        -1.64%          4.20%          9.70%          7.06%          1/25/89
Research                                          -30.42%          3.24%            N/a          9.23%          10/7/94
Special Situations                                -14.44%            N/a            N/a        -20.70%          10/2/00
Strategic Equity                                  -30.16%          2.62%            N/a          5.03%          10/2/95
Total Return                                       -9.07%          6.90%            N/a          9.25%          10/7/94
Value Equity                                      -13.85%          2.77%            N/a          7.77%           1/3/95
Van Kampen Growth and Income                      -21.18%          4.80%            N/a          8.61%          10/4/93

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic Trends Fund                 N/a            N/a            N/a         12.47%         10/12/01

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                           -27.65%            N/a            N/a        -25.17%           5/1/00

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                           N/a            N/a            N/a        -41.01%           5/1/01
ING VP MagnaCap                                       N/a            N/a            N/a        -20.52%           5/1/01
ING VP SmallCap Opportunities                         N/a            N/a            N/a        -34.14%           5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- Financial Services                      N/a            N/a            N/a        -27.23%          7/13/01
INVESCO VIF-- Health Sciences                         N/a            N/a            N/a        -10.05%          7/13/01
INVESCO VIF-- Utilities                               N/a            N/a            N/a        -47.87%          7/13/01

                                       4

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
PIMCO TRUST
PIMCO High Yield                                   -7.26%            N/a            N/a         -2.44%           5/1/98
PIMCO StocksPLUS Growth and Income                -20.67%            N/a            N/a         -2.00%           5/1/98

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                                      N/a            N/a            N/a        -26.87%          7/13/01
Pioneer Mid-Cap Value VCT                             N/a            N/a            N/a         -0.69%         11/01/01

PROFUNDS
ProFund VP Bull                                       N/a            N/a            N/a        -26.74%           5/1/01
ProFund VP Europe 30                                  N/a            N/a            N/a        -34.99%           5/1/01
ProFund VP Small-Cap                                  N/a            N/a            N/a        -19.48%           5/1/01

THE PRUDENTIAL SERIES FUND, INC.
Jennison                                          -27.65%            N/a            N/a        -30.53%           5/1/00
SP Jennison International Growth                  -44.50%            N/a            N/a        -46.26%          10/2/00
-----------------------------------------------------------------------------------------------------------------------

The Average Annual Total Return for the same subaccounts presented on a standardized basis, but without the rider charges, for the year ending December 31, 2001 were as follows, respectively:

Average Annual Total Return for Periods Ending 12/31/01-Standardized without
----------------------------------------------------------------------------
Rider Charges
-------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                            -6.87%            N/a            N/a          4.44%           2/1/00
Capital Appreciation                              -21.39%          3.39%            N/a          7.87%           5/4/92
Capital Growth                                    -22.13%          2.11%            N/a          6.05%           4/1/96
Capital Guardian Small Cap                        -11.26%            N/a            N/a         -9.32%           1/2/96
Core Bond                                          -6.33%         -1.39%            N/a          1.99%          10/7/94
Developing World                                  -13.85%            N/a            N/a        -10.64%          2/19/98
Diversified Mid-Cap                               -15.20%            N/a            N/a         13.46%          10/2/00
Equity Income                                      -7.41%          5.07%          5.74%          6.55%          1/25/89
Fully Managed                                       0.94%          9.31%          8.10%          7.93%          1/25/89
Growth                                            -38.26%          4.76%            N/a          6.69%           4/1/96
Hard Assets                                       -20.55%         -7.83%          2.81%          2.31%          1/25/89
International Equity                              -31.66%         -5.58%            N/a         -4.22%           4/1/96
Internet Tollkeeper                                   N/a            N/a            N/a        -42.48%           5/1/01
Investors                                         -12.90%            N/a            N/a         -0.77%           2/1/00
Janus Growth and Income                           -18.01%            N/a            N/a        -15.28%          10/2/00
Large Cap Value                                   -12.26%            N/a            N/a         -4.00%           2/1/00
Limited Maturity Bond                              -0.11%          3.63%          3.77%          4.69%          1/25/89
Liquid Asset                                       -4.96%          2.36%          2.59%          3.19%          1/25/89
Managed Global                                    -20.35%          9.72%            N/a          5.87%         10/21/92
Mid-Cap Growth                                    -31.80%         14.27%            N/a         16.92%          10/7/94
Real Estate                                        -0.79%          5.12%         10.50%          7.98%          1/25/89
Research                                          -29.68%          4.04%            N/a          9.96%          10/7/94
Special Situations                                -13.63%            N/a            N/a        -19.88%          10/2/00
Strategic Equity                                  -29.40%          3.44%            N/a          5.82%          10/2/95
Total Return                                       -8.25%          7.75%            N/a         10.05%          10/7/94
Value Equity                                      -13.05%          3.62%            N/a          8.54%           1/3/95
Van Kampen Growth and Income                      -20.39%          5.60%            N/a          9.39%          10/4/93

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic Trends Fund                 N/a            N/a            N/a         13.51%         10/12/01

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                           -26.90%            N/a            N/a        -24.31%           5/1/00

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                           N/a            N/a            N/a        -40.31%           5/1/01
ING VP MagnaCap                                       N/a            N/a            N/a        -19.69%           5/1/01
ING VP SmallCap Opportunities                         N/a            N/a            N/a        -33.40%           5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- Financial Services                      N/a            N/a            N/a        -26.50%          7/13/01
INVESCO VIF-- Health Sciences                         N/a            N/a            N/a         -9.21%          7/13/01
INVESCO VIF-- Utilities                               N/a            N/a            N/a        -47.30%          7/13/01

                                       6

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
PIMCO TRUST
PIMCO High Yield                                   -6.44%            N/a            N/a         -1.51%           5/1/98
PIMCO StocksPLUS Growth and Income                -19.89%            N/a            N/a         -1.13%           5/1/98

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                                      N/a            N/a            N/a        -26.13%          7/13/01
Pioneer Mid-Cap Value VCT                             N/a            N/a            N/a          0.54%         11/01/01

PROFUNDS
ProFund VP Bull                                       N/a            N/a            N/a        -25.94%           5/1/01
ProFund VP Europe 30                                  N/a            N/a            N/a        -34.25%           5/1/01
ProFund VP Small-Cap                                  N/a            N/a            N/a        -18.63%           5/1/01

THE PRUDENTIAL SERIES FUND, INC.
Jennison                                          -26.89%            N/a            N/a        -29.65%           5/1/00
SP Jennison International Growth                  -43.83%            N/a            N/a        -45.53%          10/2/00
-----------------------------------------------------------------------------------------------------------------------

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)]=ERV

  Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benefit rider charge, but not the deduction of the maximum sales load and the annual contract fee.

Except for the subaccounts which had not commenced operations as of December 31, 2001, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.60%, administrative charges of 0.15%, living benefit rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, the earnings multiplier benefit rider charge annualized at 0.30%, but not the applicable surrender charge or the contract administrative charge for the year ending December 31, 2001 were as follows, respectively:

Average Annual Total Return for Periods Ending 12/31/01-Non-Standardized with
-----------------------------------------------------------------------------
Rider Charges
-------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                             0.12%            N/a            N/a          7.92%           2/1/00
Capital Appreciation                              -14.40%          4.11%            N/a          7.89%           5/4/92
Capital Growth                                    -15.14%          2.86%            N/a          6.47%           4/1/96
Capital Guardian Small Cap                         -3.28%            N/a            N/a          9.66%           1/2/96
Core Bond                                           0.66%         -0.52%            N/a          2.02%          10/7/94
Developing World                                   -6.86%            N/a            N/a         -8.87%          2/19/98
Diversified Mid-Cap                                -8.21%            N/a            N/a         -7.66%          10/2/00
Equity Income                                      -0.42%          5.75%          5.77%          6.58%          1/25/89
Fully Managed                                       7.92%          9.90%          8.13%          7.96%          1/25/89
Growth                                            -31.25%          5.44%            N/a          7.10%           4/1/96
Hard Assets                                       -13.56%         -6.70%          2.84%          2.34%          1/25/89
International Equity                              -30.93%         -4.69%            N/a         -3.32%           4/1/96
Internet Tollkeeper                                   N/a            N/a            N/a        -33.57%           5/1/01
Investors                                          -5.91%            N/a            N/a          2.87%           2/1/00
Janus Growth and Income                           -11.01%            N/a            N/a         -9.46%          10/2/00
Large Cap Value                                    -5.28%            N/a            N/a         -0.25%           2/1/00
Limited Maturity Bond                               6.87%          4.36%          3.80%          4.72%          1/25/89
Liquid Asset                                        2.02%          3.11%          2.62%          3.22%          1/25/89
Managed Global                                    -13.35%         10.30%            N/a          5.91%         10/21/92
Mid-Cap Growth                                    -24.80%         14.76%            N/a         16.95%          10/7/94
Real Estate                                         6.19%          5.80%         10.52%          8.01%          1/25/89
Research                                          -22.68%          4.74%            N/a          9.99%          10/7/94
Special Situations                                 -6.65%            N/a            N/a        -13.97%          10/2/00
Strategic Equity                                  -22.40%          4.16%            N/a          5.97%          10/2/95
Total Return                                       -1.26%          8.37%            N/a         10.08%          10/7/94
Value Equity                                       -6.06%          4.34%            N/a          8.65%           1/3/95
Van Kampen Growth and Income                      -13.40%          6.26%            N/a          9.41%          10/4/93

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic Trends Fund                 N/a            N/a            N/a         52.72%         10/12/01

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                           -19.90%            N/a            N/a        -19.34%           5/1/00

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                           N/a            N/a            N/a        -31.30%           5/1/01
ING VP MagnaCap                                       N/a            N/a            N/a         -9.79%           5/1/01
ING VP SmallCap Opportunities                         N/a            N/a            N/a        -24.07%           5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- Financial Services                      N/a            N/a            N/a        -13.30%          7/13/01
INVESCO VIF-- Health Sciences                         N/a            N/a            N/a          5.49%          7/13/01
INVESCO VIF-- Utilities                               N/a            N/a            N/a        -36.15%          7/13/01

                                       9

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
PIMCO TRUST
PIMCO High Yield                                    0.55%            N/a            N/a         -0.08%           5/1/98
PIMCO StocksPLUS Growth and Income                -12.90%            N/a            N/a          0.27%           5/1/98

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                                      N/a            N/a            N/a        -12.90%          7/13/01
Pioneer Mid-Cap Value VCT                             N/a            N/a            N/a         50.67%         11/01/01

PROFUNDS
ProFund VP Bull                                       N/a            N/a            N/a        -16.30%           5/1/01
ProFund VP Europe 30                                  N/a            N/a            N/a        -24.96%           5/1/01
ProFund VP Small-Cap                                  N/a            N/a            N/a         -8.69%           5/1/01

THE PRUDENTIAL SERIES FUND, INC.
Jennison                                          -19.89%            N/a            N/a        -24.45%           5/1/00
SP Jennison International Growth                  -36.82%            N/a            N/a        -39.07%          10/2/00
-----------------------------------------------------------------------------------------------------------------------

The Average Annual Total Return for the same subaccounts presented on a non-standardized basis, but without the rider charges, for the year ending December 31, 2001 were as follows:

Average Annual Total Return for Periods Ending 12/31/01-non-standardized without
--------------------------------------------------------------------------------
Rider Charges
-------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
All Cap                                            -0.71%            N/a            N/a          7.05%           2/1/00
Capital Appreciation                              -15.17%          3.34%            N/a          7.11%           5/4/92
Capital Growth                                    -15.93%          2.07%            N/a          5.71%           4/1/96
Capital Guardian Small Cap                         -7.54%            N/a            N/a        -14.86%           1/2/96
Core Bond                                          -0.17%         -1.43%            N/a          1.12%          10/7/94
Developing World                                   -7.69%            N/a            N/a         -9.83%          2/19/98
Diversified Mid-Cap                                -9.03%            N/a            N/a         -8.48%          10/2/00
Equity Income                                      -1.24%          4.90%          4.87%          5.69%          1/25/89
Fully Managed                                       7.07%          9.05%          7.23%          7.04%          1/25/89
Growth                                            -31.95%          4.70%            N/a          6.36%           4/1/96
Hard Assets                                       -14.32%         -7.67%          1.99%          1.39%          1/25/89
International Equity                              -24.66%         -4.55%            N/a         -3.55%           4/1/96
Internet Tollkeeper                                   N/a            N/a            N/a        -34.30%           5/1/01
Investors                                          -6.71%            N/a            N/a          2.01%           2/1/00
Janus Growth and Income                           -11.79%            N/a            N/a        -10.25%          10/2/00
Large Cap Value                                    -6.10%            N/a            N/a         -1.12%           2/1/00
Limited Maturity Bond                               6.03%          3.52%          2.97%          3.88%          1/25/89
Liquid Asset                                        1.21%          2.29%          1.80%          2.39%          1/25/89
Managed Global                                    -14.13%          9.52%            N/a          4.97%         10/21/92
Mid-Cap Growth                                    -25.53%         14.00%            N/a         16.22%          10/7/94
Real Estate                                         5.34%          4.91%          9.73%          7.09%          1/25/89
Research                                          -23.42%          3.96%            N/a          9.26%          10/7/94
Special Situations                                 -7.45%            N/a            N/a        -14.78%          10/2/00
Strategic Equity                                  -23.16%          3.37%            N/a          5.18%          10/2/95
Total Return                                       -2.08%          7.54%            N/a          9.27%          10/7/94
Value Equity                                       -6.87%          3.51%            N/a          7.88%           1/3/95
Van Kampen Growth and Income                      -14.18%          5.48%            N/a          8.64%          10/4/93

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic Trends Fund                 N/a            N/a            N/a         51.41%         10/12/01

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                           -20.65%            N/a            N/a        -20.16%           5/1/00

ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities                           N/a            N/a            N/a        -32.03%           5/1/01
ING VP MagnaCap                                       N/a            N/a            N/a        -10.66%           5/1/01
ING VP SmallCap Opportunities                         N/a            N/a            N/a        -24.85%           5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- Financial Services                      N/a            N/a            N/a        -14.09%          7/13/01
INVESCO VIF-- Health Sciences                         N/a            N/a            N/a          4.58%          7/13/01
INVESCO VIF-- Utilities                               N/a            N/a            N/a        -36.78           7/13/01

                                       11

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 FROM         INCEPTION
                                                   1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------
PIMCO TRUST
PIMCO High Yield                                   -0.27%            N/a            N/a         -0.98%           5/1/98
PIMCO StocksPLUS Growth and Income                -13.68%            N/a            N/a         -0.57%           5/1/98

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                                      N/a            N/a            N/a        -13.71%          7/13/01
Pioneer Mid-Cap Value VCT                             N/a            N/a            N/a         48.94%         11/01/01

PROFUNDS
ProFund VP Bull                                       N/a            N/a            N/a        -17.13%           5/1/01
ProFund VP Europe 30                                  N/a            N/a            N/a        -25.73%           5/1/01
ProFund VP Small-Cap                                  N/a            N/a            N/a         -9.58%           5/1/01

THE PRUDENTIAL SERIES FUND
Jennison                                          -20.65%            N/a            N/a        -25.28%           5/1/00
SP Jennison International Growth                  -37.49%            N/a            N/a        -39.77%          10/2/00
-----------------------------------------------------------------------------------------------------------------------

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.   AUV, beginning of period                                       $ 10.00
     2.   Value of securities, beginning of period                       $ 10.00
     3.   Change in value of securities                                  $  0.10
     4.   Gross investment return (3) divided by (2)                        0.01
     5.   Less daily mortality and expense charge                     0.00003863
     6.   Less asset based administrative charge                      0.00000411
     7.   Net investment return (4) minus (5) minus (6)               0.00995726
     8.   Net investment factor (1.000000) plus (7)                   1.00995726
     9.   AUV, end of period (1) multiplied by (8)                 $ 10.09957261

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.   Initial Premium Payment                                        $ 1,000
     2.   AUV on effective date of purchase (see Example 1)              $ 10.00
     3.   Number of Units purchased (1) divided by (2)                       100
     4.   AUV for valuation date following purchase
          (see Example 1)                                          $ 10.09957261
     5.   Contract Value in account for valuation date
          following purchase (3) multiplied by (4)                    $ 1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

   Consolidated Financial Statements of Golden American Life Insurance Company

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

         Report of Independent Auditors
         Audited Consolidated Financial Statements of Golden American Life
                Insurance Company
              Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Operations for the years ended
                December 31, 2001, 2000 and 1999
              Consolidated Statements of Changes in Stockholder's Equity for the
                years ended December 31, 2001, 2000 and 1999
              Consolidated Statements of Cash Flows for the years ended
                December 31, 2001, 2000 and 1999
         Notes to Consolidated Financial Statements



                   Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

         Report of Independent Auditors
         Audited Financial Statements of Golden American Life Insurance Company
                Separate Account B
              Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the year ended December 31, 2001 Statements of Changes in Net Assets for the years ended
                December 31, 2001 and 2000
         Notes to Financial Statements

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2001
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................3
Statement of Operations.......................................................10
Statements of Changes in Net Assets...........................................17
Notes to Financial Statements.................................................24

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Large Cap Value, Hard Assets, All-Growth, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Core Bond, Developing World, Growth Opportunities, Asset Allocation Growth, Diversified Mid-Cap, Investors, Growth and Income, Special Situations, Internet Tollkeeper, International Equity, Pilgrim Worldwide Growth, Pilgrim Growth Opportunities, Pilgrim MagnaCap, Pilgrim Small Cap Opportunities, Pilgrim Convertible Class, Pilgrim Growth and Income, Pilgrim LargeCap Growth, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, Smith Barney Money Market, Asset Allocation, Equity, Galaxy Growth and Income, High Quality Bond, Small Company Growth, Alliance Bernstein Value, Alliance Growth and Income, Premier Growth, GET Fund - Series N, GET Fund - Series P, GET Fund - Series Q, Value Opportunity, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, AIM V.I. Dent Demographic Trends, AIM V.I. Growth Fund, Brinson Tactical Allocation, Equity-Income, Growth, Contrafund, Financial Services, Health Sciences, Utilities, Janus Aspen Worldwide Growth, PPI MFS Capital Opportunities, Pioneer Fund VCT, Pioneer Small Company VCT, Pioneer Mid-Cap Value VCT, Bull, Small-Cap, Europe 30, Putnam Growth and Income, International Growth and Income, and Voyager Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 2001 and the results of its operations and changes in its net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.



Atlanta, Georgia
February 15, 2002



                                      Golden American Life Insurance Company
                                                Separate Account B

                                        Statement of Assets and Liabilities

                                                 December 31, 2001
                                              (DOLLARS IN THOUSANDS)




                                                   LIMITED         LARGE CAP           HARD           ALL            REAL
                               LIQUID ASSET     MATURITY BOND        VALUE            ASSETS          CAP           ESTATE
                                  SERIES            SERIES           SERIES           SERIES         SERIES         SERIES
                           --------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           --------------------------------------------------------------------------------------------------
Total assets                       1,071,485          364,062        275,489           33,209        299,314        126,169
                           --------------------------------------------------------------------------------------------------

Net assets                      $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           ==================================================================================================

Net assets:
  Accumulation units            $  1,071,437        $ 363,844      $ 275,489         $ 33,165      $ 299,314      $ 126,057
  Contracts in payout
    (annuitization)
    period                                48              218              -               44              -            112
                           --------------------------------------------------------------------------------------------------
Total net assets                $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           ==================================================================================================


Total number of shares:        1,071,485,356       33,035,775     27,061,741        3,392,106     25,959,582      8,067,044
                           ==================================================================================================

Cost of shares:                 $  1,071,485        $ 364,901      $ 277,825         $ 36,213      $ 302,930      $ 124,881
                           ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                  3


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                               FULLY        EQUITY        CAPITAL         RISING          VALUE     STRATEGIC
                              MANAGED       INCOME      APPRECIATION     DIVIDENDS       EQUITY       EQUITY
                              SERIES        SERIES         SERIES         SERIES         SERIES       SERIES
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ----------------------------------------------------------------------------------------
Total assets                  644,971       416,763        440,209         732,049       199,039       259,382
                         ----------------------------------------------------------------------------------------

Net assets                  $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ========================================================================================

Net assets:
  Accumulation units        $ 644,164     $ 415,835      $ 439,644       $ 731,833     $ 199,011     $ 259,005
  Contracts in payout
    (annuitization)
    period                        807           928            565             216            28           377
                         ----------------------------------------------------------------------------------------
Total net assets            $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ========================================================================================


Total number of shares:    36,855,530    36,526,275     31,000,609      35,867,139    12,799,939    19,709,934
                         ========================================================================================

Cost of shares:             $ 626,149     $ 429,510      $ 556,440       $ 809,758     $ 205,495     $ 297,335
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 4


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                               SMALL        MANAGED        MID-CAP          CAPITAL                         TOTAL
                                CAP          GLOBAL         GROWTH           GROWTH        RESEARCH        RETURN
                              SERIES         SERIES         SERIES           SERIES         SERIES         SERIES
                         -------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         -------------------------------------------------------------------------------------------
Total assets                  480,513        250,388        928,290          395,434        637,711         793,394
                         -------------------------------------------------------------------------------------------

Net assets                  $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         ===========================================================================================

Net assets:
  Accumulation units        $ 480,417      $ 250,229      $ 928,125        $ 395,434      $ 637,711       $ 793,394
  Contracts in payout
    (annuitization)
    period                         96            159            165                -              -               -
                         -------------------------------------------------------------------------------------------
Total net assets            $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         ===========================================================================================


Total number of shares:    45,632,776     24,075,672     65,464,732       31,014,433     39,856,910      49,649,193
                         ===========================================================================================

Cost of shares:             $ 465,162      $ 242,498     $1,070,902        $ 491,153      $ 844,683       $ 812,437
                         ===========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 5


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                                              CORE       DEVELOPING    ASSET ALLOCATION   DIVERSIFIED
                               GROWTH         BOND          WORLD           GROWTH          MID-CAP      INVESTORS
                               SERIES        SERIES        SERIES           SERIES          SERIES        SERIES
                         --------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         --------------------------------------------------------------------------------------------
Total assets                  1,002,892       114,996        71,466          49,242         57,814          91,400
                         --------------------------------------------------------------------------------------------

Net assets                  $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         ============================================================================================

Net assets:
  Accumulation units        $ 1,002,892     $ 114,996     $  71,351        $ 49,242       $ 57,814        $ 91,400
  Contracts in payout
    (annuitization)
    period                            -             -           115               -              -               -
                         --------------------------------------------------------------------------------------------
Total net assets            $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         ============================================================================================


Total number of shares:      72,673,397    11,751,448    10,063,725       5,653,528      6,277,325       8,704,748
                         ============================================================================================

Cost of shares:             $ 1,275,990     $ 113,923     $  69,466        $ 49,901       $ 57,016        $ 94,635
                         ============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 6


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                                                                         PILGRIM
                              GROWTH         SPECIAL      INTERNET     INTERNATIONAL     PILGRIM         GROWTH          PILGRIM
                                AND        SITUATIONS    TOLLKEEPER       EQUITY     WORLDWIDE GROWTH OPPORTUNITIES     MAGNACAP
                           INCOME SERIES     SERIES        SERIES         SERIES           FUND         PORTFOLIO       PORTFOLIO
                         ---------------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value      $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         ---------------------------------------------------------------------------------------------------------
Total assets                    92,720        24,325        5,389          144,061        20,014           5,219          5,402
                         ---------------------------------------------------------------------------------------------------------

Net assets                   $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         =========================================================================================================

Net assets:
  Accumulation units         $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
  Contracts in payout
    (annuitization)
    period                           -             -            -                -             -               -              -
                         ---------------------------------------------------------------------------------------------------------
Total net assets             $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         =========================================================================================================


Total number of shares:     10,336,703     2,882,028      700,763       17,377,727     2,791,342         950,753        601,581
                         =========================================================================================================

Cost of shares:              $  96,519      $ 25,447      $ 5,390     $    139,189      $ 20,696         $ 5,216         $ 5,382
                         =========================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 7


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)


                                                                                                        PIMCO
                               PILGRIM        PILGRIM        PILGRIM      PILGRIM        PIMCO       STOCKSPLUS
                              SMALL CAP     CONVERTIBLE    GROWTH AND     LARGECAP       HIGH        GROWTH AND
                            OPPORTUNITIES      CLASS         INCOME        GROWTH     YIELD BOND       INCOME
                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                         ---------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         ---------------------------------------------------------------------------------------
Total assets                     14,437          194           156          533         236,343         241,065
                         ---------------------------------------------------------------------------------------

Net assets                      $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         =======================================================================================

Net assets:
  Accumulation units            $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
  Contracts in payout
    (annuitization)
    period                            -            -             -            -               -               -
                         ---------------------------------------------------------------------------------------
Total net assets                $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         =======================================================================================


Total number of shares:         766,247       18,573        15,159       55,253      29,992,785      25,775,364
                         =======================================================================================

Cost of shares:                 $14,140        $ 192         $ 152        $ 530       $ 247,482       $ 310,538
                         =======================================================================================



SEE ACCOMPANYING NOTES.


                                                                 8


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                              SP JENNISON                                    SMITH BARNEY     SMITH BARNEY
                               PRUDENTIAL    INTERNATIONAL                   SMITH BARNEY        LARGE        INTERNATIONAL
                                JENNISON         GROWTH      APPRECIATION        HIGH             CAP        ALL CAP GROWTH
                               PORTFOLIO       PORTFOLIO       PORTFOLIO   INCOME PORTFOLIO VALUE PORTFOLIO     PORTFOLIO
                         --------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         --------------------------------------------------------------------------------------------------
Total assets                     45,991          11,310           723              370            563               300
                         --------------------------------------------------------------------------------------------------

Net assets                 $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         ==================================================================================================

Net assets:
  Accumulation units       $     45,991    $     11,310      $    723         $    370       $    563          $    300
  Contracts in payout
    (annuitization)
    period                            -               -             -                -              -                 -
                         --------------------------------------------------------------------------------------------------
Total net assets           $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         ==================================================================================================


Total number of shares:       2,492,783       2,082,469        33,424           43,180         30,305            25,049
                         ==================================================================================================

Cost of shares:            $     45,198    $     10,990      $    708         $    522       $    622          $    396
                         ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9a


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                                        GALAXY         HIGH
                            SMITH BARNEY       ASSET                   GROWTH &      QUALITY
                            MONEY MARKET     ALLOCATION    EQUITY       INCOME         BOND
                              PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                         ---------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $      221          $ 1,260    $    807    $    201     $    152
                         ---------------------------------------------------------------------
Total assets                      221            1,260         807         201          152
                         ---------------------------------------------------------------------

Net assets                 $      221          $ 1,260    $    807    $    201     $    152
                         =====================================================================

Net assets:
  Accumulation units       $      221          $ 1,260    $    807    $    201     $    152
  Contracts in payout
    (annuitization)
    period                          -                -           -           -            -
                         ---------------------------------------------------------------------
Total net assets           $      221          $ 1,260    $    807    $    201     $    152
                         =====================================================================


Total number of shares:       220,536           85,408      51,092      18,618       14,395
                         =====================================================================

Cost of shares:            $      221          $ 1,465    $  1,101    $    208     $    148
                         =====================================================================



SEE ACCOMPANYING NOTES.


                                                                 9b


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                             SMALL           ALLIANCE      ALLIANCE
                            COMPANY          BERNSTEIN    GROWTH AND                            GET           GET
                             GROWTH            VALUE        INCOME       PREMIER GROWTH        FUND -        FUND -
                           PORTFOLIO         PORTFOLIO     PORTFOLIO        PORTFOLIO         SERIES N      SERIES P
                         ---------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         ---------------------------------------------------------------------------------------------
Total assets                      84             595          1,653            1,091            30,868       153,045
                         ---------------------------------------------------------------------------------------------

Net assets                      $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         =============================================================================================

Net assets:
  Accumulation units            $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
  Contracts in payout
    (annuitization)
    period                         -               -              -                -                 -             -
                         ---------------------------------------------------------------------------------------------
Total net assets                $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         =============================================================================================


Total number of shares:        7,234          59,151         75,048           43,626         2,996,904    15,213,188
                         =============================================================================================

Cost of shares:                 $ 95           $ 577        $ 1,612          $ 1,030          $ 30,207     $ 152,752
                         =============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9c


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                          INDEX        INDEX          INDEX         AIM V.I.
                              GET            VALUE         PLUS         PLUS           PLUS          DENT
                             FUND -       OPPORTUNITY    LARGE CAP     MID CAP      SMALL CAP     DEMOGRAPHIC
                            SERIES Q       PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     TRENDS FUND
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ----------------------------------------------------------------------------------------
Total assets                  1,904            298           812           820            680          3,550
                         ----------------------------------------------------------------------------------------

Net assets                  $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ========================================================================================

Net assets:
  Accumulation units        $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
  Contracts in payout
    (annuitization)
    period                        -              -             -             -              -              -
                         ----------------------------------------------------------------------------------------
Total net assets            $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ========================================================================================


Total number of shares:     190,318         22,498        58,556        60,663         58,745        636,122
                         ========================================================================================

Cost of shares:             $ 1,904          $ 298      $    791      $    785       $    625      $   3,562
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9d


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                AIM           BRINSON
                                V.I.          TACTICAL       EQUITY-                                       FINANCIAL
                               GROWTH        ALLOCATION      INCOME           GROWTH         CONTRAFUND     SERVICES
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO        FUND
                         ----------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ----------------------------------------------------------------------------------------------
Total assets                     443              787          1,949              693           1,183          2,404
                         ----------------------------------------------------------------------------------------------

Net assets                 $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ==============================================================================================

Net assets:
  Accumulation units       $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
  Contracts in payout
    (annuitization)
    period                         -                -              -                -               -              -
                         ----------------------------------------------------------------------------------------------
Total net assets           $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ==============================================================================================


Total number of shares:       27,082           62,040         86,270           20,790          59,159        193,550
                         ==============================================================================================

Cost of shares:            $     425        $     741        $ 1,886         $    657         $ 1,132      $   2,371
                         ==============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9e


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)


                                                          JANUS                                        PIONEER
                                                          ASPEN          PPI MFS       PIONEER          SMALL
                             HEALTH                     WORLDWIDE        CAPITAL         FUND          COMPANY
                            SCIENCES      UTILITIES       GROWTH      OPPORTUNITIES       VCT             VCT
                              FUND          FUND        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ----------------------------------------------------------------------------------------
Total assets                 10,790            964         1,298            698            2,275            938
                         ----------------------------------------------------------------------------------------

Net assets                 $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ========================================================================================

Net assets:
  Accumulation units       $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
  Contracts in payout
    (annuitization)
    period                        -              -             -              -                -              -
                         ----------------------------------------------------------------------------------------
Total net assets           $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ========================================================================================


Total number of shares:     592,899         68,494        45,769         25,704          119,390         85,634
                         ========================================================================================

Cost of shares:            $ 10,871       $    970       $ 1,234       $    650        $   2,255       $    889
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9f


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                             PIONEER
                             MID-CAP                                                PUTNAM          INTERNATIONAL
                            VALUE VCT                                          GROWTH AND INCOME     GROWTH AND          VOYAGER
                            PORTFOLIO      BULL      SMALL-CAP      EUROPE 30        FUND              INCOME           FUND FUND
                         --------------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         --------------------------------------------------------------------------------------------------------
Total assets                    5,139       20,583      19,968         6,312          455                 604               577
                         --------------------------------------------------------------------------------------------------------

Net assets                  $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         ========================================================================================================

Net assets:
  Accumulation units        $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
  Contracts in payout
    (annuitization)
    period                          -            -           -             -            -                   -                 -
                         --------------------------------------------------------------------------------------------------------
Total net assets            $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         ========================================================================================================


Total number of shares:       297,390      764,005     699,068       260,183       19,434              62,068           116,225
                         ========================================================================================================

Cost of shares:             $   5,042     $ 20,369   $  19,827     $   6,229     $    442            $    588        $      531
                         ========================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                       Statement of Operations

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                       LIQUID        LIMITED      LARGE CAP        HARD
                                       ASSET      MATURITY BOND     VALUE         ASSETS      ALL CAP       REAL ESTATE
                                      DIVISION      DIVISION       DIVISION      DIVISION     DIVISION       DIVISION
                                    ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                           $32,228        $13,869     $    430      $      -       $ 2,934       $  4,453
                                    ---------------------------------------------------------------------------------------
Total investment income                 32,228         13,869          430             -         2,934          4,453

Expenses:
   Mortality and expense risk
     and other charges                  14,257          4,338        2,826           592         3,269          1,560
   Annual administrative charges           360             81           41            15            59             41
   Minimum death benefit
     guarantee charges                       5              1            -             1             -              -
   Contingent deferred sales
     charges                            18,372            398          200            44           246            121
   Other contract charges                  351            100          175             6           177             38
   Amortization of deferred
     charges related to:
     Deferred sales load                   105             27            1             4             1             11
     Premium taxes                          31              -            -             -             -              -
                                    ---------------------------------------------------------------------------------------
Total expenses                          33,481          4,945        3,243           662         3,752          1,771
                                    ---------------------------------------------------------------------------------------
Net investment income (loss)            (1,253)         8,924       (2,813)         (662)         (818)         2,682

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                          -          4,818         (343)       (1,681)         (665)         4,537
   Capital gains distributions               -              -            -             -           456          1,591
                                    ---------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       -          4,818         (343)       (1,681)         (209)         6,128
 Net unrealized appreciation
   (depreciation) of investments             -          3,378       (1,637)       (3,365)       (2,272)        (3,608)
                                    ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                          $(1,253)       $17,120      $(4,793)      $(5,708)      $(3,299)      $  5,202
                                    =======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 10


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                        FULLY          EQUITY        CAPITAL        RISING           EMERGING        MARKET
                                       MANAGED         INCOME      APPRECIATION    DIVIDENDS          MARKETS        MANAGER
                                       DIVISION       DIVISION       DIVISION      DIVISION          DIVISION       DIVISION
                                    -------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $16,156        $ 6,646    $      322      $   2,255        $     59         $    19
                                    -------------------------------------------------------------------------------------------
Total investment income                  16,156          6,646           322          2,255              59              19

Expenses:
   Mortality and expense risk
     and other charges                    7,400          4,990         6,949         11,729              92             545
   Annual administrative charges            170            134           185            308               4               -
   Minimum death benefit
     guarantee charges                        1              3             -              1               -               -
   Contingent deferred sales
     charges                                665            538           677          1,255               5               -
   Other contract charges                   165             99           159            164               1               -
   Amortization of deferred
     charges related to:
     Deferred sales load                     64             68            51             96               3              19
     Premium taxes                            -              -             1              -               -               -
                                    -------------------------------------------------------------------------------------------
Total expenses                            8,465          5,832         8,022         13,553             105             564
                                    -------------------------------------------------------------------------------------------
Net investment income (loss)              7,691            814        (7,700)       (11,298)            (46)           (545)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                      11,174         (9,042)      (15,294)        21,717          (1,106)             60
   Capital gains distributions           10,374          7,560             -          8,449               -           3,369
                                    -------------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                   21,548         (1,482)      (15,294)        30,166          (1,106)          3,429
 Net unrealized appreciation
   (depreciation) of investments          1,318           (822)      (50,801)      (137,786)            898          (3,695)
                                    -------------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $30,557        $(1,490)     $(73,795)     $(118,918)       $   (254)       $   (811)
                                    ===========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 11


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                                      STRATEGIC       SMALL        MANAGED       MID-CAP        CAPITAL
                                     VALUE EQUITY      EQUITY          CAP         GLOBAL        GROWTH         GROWTH
                                       DIVISION       DIVISION       DIVISION     DIVISION      DIVISION       DIVISION
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $  1,616    $        -    $      557     $    317   $     3,740        $      -
                                    --------------------------------------------------------------------------------------
Total investment income                    1,616             -           557          317         3,740               -

Expenses:
   Mortality and expense risk
     and other charges                     2,959         4,471         6,860        3,655        15,832           6,539
   Annual administrative charges              73           125           185           80           421             180
   Minimum death benefit
     guarantee charges                         -             -             -            -             1               -
   Contingent deferred sales
     charges                                 277           549           626          227         1,555             884
   Other contract charges                     49           149           166          146           401              95
   Amortization of deferred
     charges related to:
     Deferred sales load                      26             7            14           41            51              10
     Premium taxes                             -             -             -            -             1               -
                                    --------------------------------------------------------------------------------------
Total expenses                             3,384         5,301         7,851        4,149        18,262           7,708
                                    --------------------------------------------------------------------------------------
Net investment income (loss)              (1,768)       (5,301)       (7,294)      (3,832)      (14,522)         (7,708)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (2,127)     (127,841)     (283,317)     (98,932)     (608,749)        (21,430)
   Capital gains distributions             2,392           387             -            -         1,273               -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       265      (127,454)     (283,317)     (98,932)     (607,476)        (21,430)
 Net unrealized appreciation
   (depreciation) of investments         (14,146)       52,004       276,874       72,788       312,790         (46,715)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $(15,649)   $  (80,751)   $  (13,737)    $(29,976)    $(309,208)       $(75,853)
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 12


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                  ASSET
                                                       TOTAL                            CORE       DEVELOPING   ALLOCATION
                                        RESEARCH      RETURN           GROWTH           BOND          WORLD       GROWTH
                                        DIVISION     DIVISION         DIVISION        DIVISION      DIVISION     DIVISION
                                    ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                        $       815      $ 33,703         $        -      $   256       $   854         $ 414
                                    ---------------------------------------------------------------------------------------
Total investment income                     815        33,703                  -          256           854           414

Expenses:
   Mortality and expense risk
     and other charges                   10,789        10,888            18,456           994         1,120           383
   Annual administrative charges            280           243               561            14            31             3
   Minimum death benefit
     guarantee charges                        -             -                 1             -             -             -
   Contingent deferred sales
     charges                              1,104         1,265             2,217            67            89            22
   Other contract charges                   231           220               409            37            30            33
   Amortization of deferred
     charges related to:
     Deferred sales load                     24            24                26             1             6             -
     Premium taxes                            -             1                 1             -             -             -
                                    ---------------------------------------------------------------------------------------
Total expenses                           12,428        12,641            21,671         1,113         1,276           441
                                    ---------------------------------------------------------------------------------------
Net investment income (loss)            (11,613)       21,062           (21,671)         (857)         (422)          (27)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                     (13,683)          740          (652,014)       (1,319)       (8,830)          (61)
   Capital gains distributions           16,451        16,488                 -           262           118             -
                                    ---------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    2,768        17,228          (652,014)       (1,057)       (8,712)          (61)
 Net unrealized appreciation
   (depreciation) of investments       (178,581)      (46,531)          196,709         2,969         4,320          (644)
                                    ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                         $(187,426)    $  (8,241)        $ (476,976)     $ 1,055       $(4,814)        $(732)
                                    =======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 13


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                           PILGRIM
                                     DIVERSIFIED                   GROWTH AND   SPECIAL        INTERNET   INTERNATIONAL   WORLDWIDE
                                       MID CAP      INVESTORS        INCOME    SITUATIONS     TOLLKEEPER      EQUITY        GROWTH
                                      DIVISION       DIVISION       DIVISION    DIVISION     DIVISION (a)    DIVISION      DIVISION
                                    ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $ 139       $   728       $   509     $    60        $   -         $      -      $     -
                                    ------------------------------------------------------------------------------------------------
Total investment income                    139           728           509          60            -                -            -

Expenses:
   Mortality and expense risk
     and other charges                     479           928           828         267           25            2,751          192
   Annual administrative charges             4            12             7           4            -               62            3
   Minimum death benefit
     guarantee charges                       -             -             -           -            -                -            -
   Contingent deferred sales
     charges                                26            60            34          12            -              320           26
   Other contract charges                   38            53            59          18            2               47           16
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -             -           -            -                -            -
     Premium taxes                           -             -             1           -            -                -            -
                                    ------------------------------------------------------------------------------------------------
Total expenses                             547         1,053           929         301           27            3,180          237
                                    ------------------------------------------------------------------------------------------------
Net investment income (loss)              (408)         (325)         (420)       (241)         (27)          (3,180)        (237)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (602)         (369)         (175)       (359)        (152)         (66,811)      (1,558)
   Capital gains distributions               -             1            -            -            -                -            -
                                    ------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (602)         (368)         (175)       (359)        (152)         (66,811)      (1,558)
 Net unrealized appreciation
   (depreciation) of investments           668        (3,000)       (3,724)       (769)          (1)          30,006         (466)
                                    ------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $(342)      $(3,693)      $(4,319)    $(1,369)       $(180)        $(39,985)     $(2,261)
                                    ================================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 14


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                        PILGRIM                   PILGRIM SMALL     PILGRIM        PILGRIM       PILGRIM
                                        GROWTH        PILGRIM          CAP        CONVERTIBLE    GROWTH AND     LARGECAP
                                    OPPORTUNITIES    MAGNACAP     OPPORTUNITIES      CLASS         INCOME        GROWTH
                                     DIVISION (a)    DIVISION (a)  DIVISION (a)    DIVISION (c)  DIVISION (c)  DIVISION (c)
                                    ----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $   -            $23         $   -             $(4)          $  -         $  -
                                    ----------------------------------------------------------------------------------------
Total investment income                      -             23             -              (4)             -            -

Expenses:
   Mortality and expense risk
     and other charges                      23             28            67               -              1            2
   Annual administrative charges             -              -             1               -              -            -
   Minimum death benefit
     guarantee charges                       -              -             -               -              -            -
   Contingent deferred sales
     charges                                 3              -             6               -              -            -
   Other contract charges                    1              1             6               -              -            -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -              -             -               -              -            -
     Premium taxes                           -              -             -               -              -            -
                                    ----------------------------------------------------------------------------------------
Total expenses                              27             29            80               -              1            2
                                    ----------------------------------------------------------------------------------------
Net investment income (loss)               (27)            (6)          (80)             (4)            (1)          (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (189)            (8)         (918)              -              1            -
   Capital gains distributions               -              -             -               5              1            -
                                    ----------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (189)            (8)         (918)              5              2            -
 Net unrealized appreciation
   (depreciation) of investments             3             20           297               2              4            3
                                    ----------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $(213)           $ 6         $(701)            $ 3           $  5         $  1
                                    ========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 15


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                       PIMCO
                                                    STOCKSPLUS                     SP JENNISON                  SMITH BARNEY
                                     PIMCO HIGH     GROWTH AND       PRUDENTIAL   INTERNATIONAL                     HIGH
                                     YIELD BOND       INCOME          JENNISON       GROWTH     APPRECIATION       INCOME
                                      DIVISION       DIVISION         DIVISION      DIVISION      DIVISION        DIVISION
                                    -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $ 16,834      $ 10,135        $      -       $    19       $  9             $ 50
                                    -----------------------------------------------------------------------------------------
Total investment income                   16,834        10,135               -            19          9               50

Expenses:
   Mortality and expense risk
     and other charges                     3,406         3,823            338            126         11                6
   Annual administrative charges              66            90              4              1          1                -
   Minimum death benefit
     guarantee charges                          -             -              -              -         -                -
   Contingent deferred sales
     charges                                 388           453             43             11          4                -
   Other contract charges                     90            67             22              7          -                -
   Amortization of deferred
     charges related to:
     Deferred sales load                       5             3               -              -         -                -
     Premium taxes                              -             -              -              -         -                -
                                    -----------------------------------------------------------------------------------------
Total expenses                             3,955         4,436            407            145         16                6
                                    -----------------------------------------------------------------------------------------
Net investment income (loss)              12,879         5,699           (407)          (126)        (7)              44

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                      (12,967)      (21,014)        (5,590)        (3,123)         1              (32)
   Capital gains distributions                  -             -           189               -         -                -
                                    -----------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                   (12,967)      (21,014)        (5,401)        (3,123)         1              (32)
 Net unrealized appreciation
   (depreciation) of investments             448       (20,466)         2,985            418        (46)             (32)
                                    -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $    360      $(35,781)       $(2,823)       $(2,831)      $(52)            $(20)
                                    =========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                         SMITH     SMITH BARNEY
                                        BARNEY     INTERNATIONAL   SMITH BARNEY
                                         LARGE        ALL CAP         MONEY            ASSET
                                      CAP VALUE       GROWTH          MARKET        ALLOCATION      EQUITY
                                       DIVISION      DIVISION        DIVISION        DIVISION      DIVISION
                                    -------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $  9         $   -           $  7             $  30        $   -
                                    -------------------------------------------------------------------------
Total investment income                      9             -              7                30            -

Expenses:
   Mortality and expense risk
     and other charges                       9             5              3                20           14
   Annual administrative charges             1             -              -                 1            1
   Minimum death benefit
     guarantee charges                       -             -              -                 -            -
   Contingent deferred sales
     charges                                 -             -             16                 4            5
   Other contract charges                    -             -              -                 -            -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -              -                 -            -
     Premium taxes                           -             -              -                 -            -
                                    -------------------------------------------------------------------------
Total expenses                              10             5             19                25           20
                                    -------------------------------------------------------------------------
Net investment income (loss)                (1)           (5)           (12)                5          (20)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         (9)            1              -               (14)         (45)
   Capital gains distributions              22             -              -                 -            -
                                    -------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      13             1              -               (14)         (45)
 Net unrealized appreciation
   (depreciation) of investments           (79)         (142)             -              (136)        (162)
                                    -------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $(67)        $(146)          $(12)            $(145)       $(227)
                                    =========================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16a


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                         GALAXY        HIGH        SMALL       ALLIANCE        ALLIANCE
                                       GROWTH AND     QUALITY     COMPANY      BERNSTEIN       GROWTH &        PREMIER
                                         INCOME        BOND       GROWTH         VALUE          INCOME         GROWTH
                                        DIVISION     DIVISION    DIVISION    DIVISION (c)    DIVISION (c)   DIVISION (c)
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                               $  -        $ 7          $  -          $ -             $ -             $ -
                                    --------------------------------------------------------------------------------------
Total investment income                       -          7             -            -               -               -

Expenses:
   Mortality and expense risk
     and other charges                        4          2             1            2               4               3
   Annual administrative charges              -          -             -            -               -               -
   Minimum death benefit
     guarantee charges                        -          -             -            -               -               -
   Contingent deferred sales
     charges                                  -          -             -            -               -               -
   Other contract charges                     -          -             -            -               -               -
   Amortization of deferred
     charges related to:
     Deferred sales load                      -          -             -            -               -               -
     Premium taxes                                       -             -            -               -               -
                                    --------------------------------------------------------------------------------------
Total expenses                                4          2             1            2               4               3
                                    --------------------------------------------------------------------------------------
Net investment income (loss)                 (4)         5            (1)          (2)             (4)             (3)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                          (9)         1            (1)          (5)             (3)             (6)
   Capital gains distributions                -          -             -            -               -               -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       (9)         1            (1)          (5)             (3)             (6)
 Net unrealized appreciation
   (depreciation) of investments            (14)         1             1           18              41              61
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                              $(27)       $ 7           $(1)         $11             $34             $52
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16b


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                         GET           GET           GET                        INDEX         INDEX
                                       FUND -        FUND -        FUND -         VALUE         PLUS          PLUS
                                      SERIES N      SERIES P      SERIES Q     OPPORTUNITY    LARGE CAP      MID CAP
                                     DIVISION(c)  DIVISION (d)   DIVISION(f)  DIVISION (c)  DIVISION (c)  DIVISION (c)
                                    ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $222          $ 89          $  -           $ -           $ 4           $ -
                                    ------------------------------------------------------------------------------------
Total investment income                   222            89             -             -             4             -

Expenses:
   Mortality and expense risk
     and other charges                    189           163             -             1             2             2
   Annual administrative charges            -             -             -             -             -             -
   Minimum death benefit
     guarantee charges                      -             -             -             -             -             -
   Contingent deferred sales
     charges                                5             5             -             -             -             -
   Other contract charges                   -             -             -             -             -             -
   Amortization of deferred
     charges related to:
     Deferred sales load                    -             -             -             -             -             -
     Premium taxes                          -             -             -             -             -             -
                                    ------------------------------------------------------------------------------------
Total expenses                            194           168             -             1             2             2
                                    ------------------------------------------------------------------------------------
Net investment income (loss)               28           (79)            -            (1)            2            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                        72             -             -            (1)           (4)           (5)
   Capital gains distributions              -             -             -             -             -             -
                                    ------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                     72             -             -            (1)           (4)           (5)
 Net unrealized appreciation
   (depreciation) of investments          661           293             -             -            21            35
                                    ------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $761          $214          $  -           $(2)          $19           $28
                                    ====================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16c


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                     AIM V.I.
                                                       DENT                      BRINSON
                                     INDEX PLUS    DEMOGRAPHIC     AIM V.I.     TACTICAL       EQUITY-
                                      SMALL CAP       TRENDS        GROWTH     ALLOCATION      INCOME       GROWTH
                                    DIVISION (c)   DIVISION (e)  DIVISION (e) DIVISION (c)   DIVISION (c) DIVISION (c)
                                    ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                               $ -          $  -            $ 1          $ -        $ -            $ -
                                    ----------------------------------------------------------------------------------
Total investment income                      -             -              1            -          -              -

Expenses:
   Mortality and expense risk
     and other charges                       2             3              1            2          5              2
   Annual administrative charges             -             -              -            -          -              -
   Minimum death benefit
     guarantee charges                       -             -              -            -          -              -
   Contingent deferred sales
     charges                                 -             -              -            -          -              -
   Other contract charges                    -             -              -            -          -              -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -              -            -          -              -
     Premium taxes                           -             -              -            -          -              -
                                    ----------------------------------------------------------------------------------
Total expenses                               2             3              1            2          5              2
                                    ----------------------------------------------------------------------------------
Net investment income (loss)                (2)           (3)             -           (2)        (5)            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         (2)            3              -           (4)        (4)            (4)
   Capital gains distributions               -             -              -            -          -              -
                                    ----------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      (2)            3              -           (4)        (4)            (4)
 Net unrealized appreciation
   (depreciation) of investments            55           (12)            18           46         63             36
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                              $51          $(12)           $18          $40        $54            $30
                                    ==================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16d


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                             JANUS ASPEN      PPI MFS
                                                    FINANCIAL      HEALTH                     WORLDWIDE       CAPITAL
                                      CONTRAFUND     SERVICES     SCIENCES      UTILITIES       GROWTH     OPPORTUNITIES
                                     DIVISION (c)  DIVISION (c) DIVISION (c)  DIVISION (c)   DIVISION(c)    DIVISION (c)
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $ -            $ 9         $ 37           $ 4           $ 1            $ -
                                    --------------------------------------------------------------------------------------
Total investment income                     -              9           37             4             1              -

Expenses:
   Mortality and expense risk
     and other charges                      3              4           15             1             3              2
   Annual administrative charges            -              -            -             -             -              -
   Minimum death benefit
     guarantee charges                      -              -            -             -             -              -
   Contingent deferred sales
     charges                                -              -            -             -             -              -
   Other contract charges                   -              -            -             -             -              -
   Amortization of deferred
     charges related to:
     Deferred sales load                    -              -            -             -             -              -
     Premium taxes                          -              -            -             -             -              -
                                    --------------------------------------------------------------------------------------
Total expenses                              3              4           15             1             3              2
                                    --------------------------------------------------------------------------------------
Net investment income (loss)               (3)             5           22             3            (2)            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         -             25           16             2            (4)            (2)
   Capital gains distributions              -              -            -             2             -              -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      -             25           16             4            (4)            (2)
 Net unrealized appreciation
   (depreciation) of investments           51             33          (81)           (6)           64             48
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $48            $63         $(43)          $ 1           $58            $44
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16e


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                     PIONEER     PIONEER
                                       PIONEER        SMALL      MID-CAP
                                      FUND VCT     COMPANY VCT  VALUE VCT       BULL          SMALL-CAP      EUROPE 30
                                     DIVISION (c)  DIVISION (c) DIVISION (b)  DIVISION (a)   DIVISION (a)   DIVISION (a)
                                    -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $ 3          $ -           $ -        $   -        $     -         $     -
                                    -------------------------------------------------------------------------------------
Total investment income                     3            -             -            -              -               -

Expenses:
   Mortality and expense risk
     and other charges                      3            3             4           75             87              84
   Annual administrative charges            -            -             -            1              1               -
   Minimum death benefit
     guarantee charges                      -            -             -            -              -               -
   Contingent deferred sales
     charges                                -            -             -            1              3               3
   Other contract charges                   -            -             -            5              3               1
   Amortization of deferred
     charges related to:
     Deferred sales load                    -            -             -            -              -               -
     Premium taxes                          -            -             -            -              -
                                    -------------------------------------------------------------------------------------
Total expenses                              3            3             4           82             94              88
                                    -------------------------------------------------------------------------------------
Net investment income (loss)                -           (3)           (4)         (82)           (94)            (88)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         3           (7)            -         (640)        (1,538)         (4,198)
   Capital gains distributions              -            -             -            -              -               -
                                    -------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      3           (7)            -         (640)        (1,538)         (4,198)
 Net unrealized appreciation
   (depreciation) of investments           20           49            97          214            141              83
                                    -------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $23          $39           $93        $(508)       $(1,491)        $(4,203)
                                    =====================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                16f

                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

              For the year ended December 31, 2001, except as noted
                             (DOLLARS IN THOUSANDS)



                                       PUTNAM      INTERNATIONAL
                                      GROWTH &      GROWTH AND
                                       INCOME         INCOME          VOYAGER
                                    DIVISION (c)    DIVISION(c)     DIVISION (c)
                                    --------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $  -           $  -              $  -
                                    --------------------------------------------
Total investment income                    -              -                 -

Expenses:
   Mortality and expense risk
     and other charges                     1              2                 1
   Annual administrative charges           -              -                 -
   Minimum death benefit
     guarantee charges                     -              -                 -
   Contingent deferred sales
     charges                               -              -                 -
   Other contract charges                  -              -                 -
   Amortization of deferred
     charges related to:
     Deferred sales load                   -              -                 -
     Premium taxes                         -              -                 -
                                    --------------------------------------------
Total expenses                             1              2                 1
                                    --------------------------------------------
Net investment income (loss)              (1)            (2)               (1)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (1)            (4)                -
   Capital gains distributions             -              -                 -
                                    --------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (1)            (4)                -
 Net unrealized appreciation
   (depreciation) of investments          13             16                46
                                    --------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $11            $10               $45
                                    ============================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                      16g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statements of Changes in Net Assets

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                            LIQUID         LIMITED        LARGE CAP       HARD          ALL
                                            ASSET       MATURITY BOND       VALUE        ASSETS        GROWTH       ALL CAP
                                           DIVISION       DIVISION       DIVISION (a)   DIVISION      DIVISION    DIVISION (a)
                                       ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000           $   522,326       $150,401        $      -      $38,929       $ 145,863    $      -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)              18,885          9,842             267         (449)         71,237       1,786
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -           (105)            239         (889)        (17,900)        242
   Net unrealized appreciation
     (depreciation) of investments                -            (15)           (699)        (651)        (51,150)     (1,344)
                                       ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        18,885          9,722            (193)      (1,989)          2,187         684

Changes from principal transactions:
   Purchase payments                        596,489         36,148          55,323        7,384              22      41,432
   Contract distributions and
     terminations                          (474,039)       (10,071)         (1,282)      (2,536)         (2,005)     (1,349)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            16,005         14,758          44,697         (279)       (146,067)     64,116
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -              -               -            -               -           -
                                       ------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           138,455         40,835          98,738        4,569        (148,050)    104,199
                                       ------------------------------------------------------------------------------------------
Total increase (decrease)                   157,340         50,557          98,545        2,580        (145,863)    104,883
                                       ------------------------------------------------------------------------------------------
Net assets at December 31, 2000             679,666        200,958          98,545       41,509               -     104,883

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)              (1,253)         8,924          (2,813)        (662)              -        (818)
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -          4,818            (343)      (1,681)              -        (209)
   Net unrealized appreciation
     (depreciation) of investments                -          3,378          (1,637)      (3,365)              -      (2,272)
                                       ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (1,253)        17,120          (4,793)      (5,708)              -      (3,299)

Changes from principal transactions:
   Purchase payments                        591,523         94,671         114,157        6,781               -     110,856
   Contract distributions and
     terminations                          (449,815)       (16,054)         (6,489)      (1,927)              -      (9,054)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           251,363         67,367          74,069       (7,446)              -      95,928
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            1              -               -            -               -           -
                                       ------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           393,072        145,984         181,737       (2,592)              -     197,730
                                       ------------------------------------------------------------------------------------------
Total increase (decrease)                   391,819        163,104         176,944       (8,300)              -     194,431
                                       ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $1,071,485       $364,062        $275,489      $33,209       $       -    $299,314
                                       ==========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 17


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           REAL         FULLY       EQUITY        CAPITAL         RISING      EMERGING
                                          ESTATE      MANAGED       INCOME      APPRECIATION    DIVIDENDS     MARKETS
                                         DIVISION     DIVISION     DIVISION       DIVISION       DIVISION     DIVISION
                                       ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000            $ 55,677     $267,218     $271,284      $401,967       $ 813,094     $ 35,472
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)             3,006       11,042       11,274        (1,180)         (9,314)        (427)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         (6,745)      26,765        3,807        28,348          55,582       (1,161)
   Net unrealized appreciation
     (depreciation) of investments         20,074       15,994       13,813      (117,226)        (79,215)      (9,340)
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations      16,335       53,801       28,894       (90,058)        (32,947)     (10,928)

Changes from principal transactions:
   Purchase payments                       10,381       37,354       37,977       156,864         138,073        3,076
   Contract distributions and
     terminations                          (4,280)     (17,995)     (20,552)      (27,188)        (49,067)      (2,533)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          22,190        5,271      (25,811)       36,346          (8,823)      (5,134)
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     -            2            1             3               8            -
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          28,291       24,632       (8,385)      166,025          80,191       (4,591)
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  44,626       78,433       20,509        75,967          47,244      (15,519)
                                       ---------------------------------------------------------------------------------
Net assets at December 31, 2000           100,303      345,651      291,793       477,934         860,338       19,953

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)             2,682        7,691          814        (7,700)        (11,298)         (46)
   Net realized gain (loss) on
     investments and capital gains
     distributions                          6,128       21,548       (1,482)      (15,294)         30,166       (1,106)
   Net unrealized appreciation
     (depreciation) of investments         (3,608)       1,318         (822)      (50,801)       (137,786)         898
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations       5,202       30,557       (1,490)      (73,795)       (118,918)        (254)

Changes from principal transactions:
   Purchase payments                       23,104      146,482       78,113        75,117          70,829          305
   Contract distributions and
     terminations                          (4,974)     (26,120)     (19,657)      (21,611)        (39,067)        (580)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           2,531      148,392       68,000       (17,438)        (41,139)     (19,424)
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          3            9            4             2               6            -
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          20,664      268,763      126,460        36,070          (9,371)     (19,699)
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  25,866      299,320      124,970       (37,725)       (128,289)     (19,953)
                                       ---------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $126,169     $644,971     $416,763      $440,209       $ 732,049     $      -
                                       =================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 18


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           MARKET         VALUE       STRATEGIC                   MANAGED      MID-CAP
                                           MANAGER        EQUITY        EQUITY    SMALL CAP       GLOBAL       GROWTH
                                          DIVISION       DIVISION      DIVISION    DIVISION       DIVISION     DIVISION
                                       ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $  7,084       $137,380      $197,526    $324,429       $181,345     $539,215
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 71           (497)       (5,559)    134,762         48,911      387,415
   Net realized gain (loss) on
     investments and capital gains
     distributions                             883         (2,232)       64,740      93,230          8,079      221,840
   Net unrealized appreciation
     (depreciation) of investments            (868)        13,904      (146,317)   (336,905)       (91,449)    (585,733)
                                       ------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           86         11,175       (87,136)   (108,913)       (34,459)      23,522

Changes from principal transactions:
   Purchase payments                            32         21,970       159,024     158,999         83,233      355,851
   Contract distributions and
     terminations                             (214)        (7,690)      (15,811)    (19,691)       (13,929)     (51,535)
   Transfer payments from (to) Fixed
     Accounts and other Divisions             (369)        17,887       106,131      67,271         12,151      291,004
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -              -             -           2              6            4
                                       ------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             (551)        32,167       249,344     206,581         81,461      595,324
                                       ------------------------------------------------------------------------------------
Total increase (decrease)                     (465)        43,342       162,208      97,668         47,002      618,846
                                       ------------------------------------------------------------------------------------
Net assets at December 31, 2000              6,619        180,722       359,734     422,097        228,347    1,158,061

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (545)        (1,768)       (5,301)     (7,294)        (3,832)     (14,522)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           3,429            265      (127,454)   (283,317)       (98,932)    (607,476)
   Net unrealized appreciation
     (depreciation) of investments          (3,695)       (14,146)       52,004     276,874         72,788      312,790
                                       ------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations         (811)       (15,649)      (80,751)    (13,737)       (29,976)    (309,208)

Changes from principal transactions:
   Purchase payments                          (168)        32,137        38,833      72,626         58,076      180,227
   Contract distributions and
     terminations                              (10)        (9,292)      (13,819)    (19,753)       (10,294)     (45,653)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (5,630)        11,120       (44,615)     19,278          4,232      (55,138)
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -              1             -           2              3            1
                                       ------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           (5,808)        33,966       (19,601)     72,153         52,017       79,437
                                       ------------------------------------------------------------------------------------
Total increase (decrease)                   (6,619)        18,317      (100,352)     58,416         22,041     (229,771)
                                       ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $      -       $199,039      $259,382    $480,513       $250,388     $928,290
                                       ====================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 19


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                          CAPITAL                    TOTAL                                 DEVELOPING
                                          GROWTH      RESEARCH      RETURN        GROWTH      CORE BOND      WORLD
                                         DIVISION     DIVISION     DIVISION      DIVISION     DIVISION      DIVISION
                                       ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000            $430,246     $636,760     $455,380    $1,205,510      $21,258       $51,673
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)            (1,269)      (3,095)      18,946        53,063        1,744          (784)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         12,678       88,334       21,577       303,706         (159)      (14,480)
   Net unrealized appreciation
     (depreciation) of investments       (108,099)    (144,747)      31,039      (808,716)      (1,223)       (9,975)
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations     (96,690)     (59,508)      71,562      (451,947)         362       (25,239)

Changes from principal transactions:
   Purchase payments                      119,650      184,644       92,211       640,780       10,963        36,474
   Contract distributions and
     terminations                         (21,267)     (32,193)     (25,842)      (71,995)      (1,185)       (3,361)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          31,458       70,825       15,551       152,627        8,600        (5,151)
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     2            -            6             5            2             2
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                         129,843      223,276       81,926       721,417       18,380        27,964
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  33,153      163,768      153,488       269,470       18,742         2,725
                                       ---------------------------------------------------------------------------------
Net assets at December 31, 2000           463,399      800,528      608,868     1,474,980       40,000        54,398

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)            (7,708)     (11,613)      21,062       (21,671)        (857)         (422)
   Net realized gain (loss) on
     investments and capital gains
     distributions                        (21,430)       2,768       17,228      (652,014)      (1,057)       (8,712)
   Net unrealized appreciation
     (depreciation) of investments        (46,715)    (178,581)     (46,531)      196,709        2,969         4,320
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations     (75,853)    (187,426)      (8,241)     (476,976)       1,055        (4,814)

Changes from principal transactions:
   Purchase payments                       40,288       98,910      174,830       150,918       45,161        11,440
   Contract distributions and
     terminations                         (22,815)     (32,070)     (38,220)      (53,998)      (3,062)       (3,183)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          (9,586)     (42,232)      56,153       (92,035)      31,839        13,624
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          1            1            4             3            3             1
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           7,888       24,609      192,767         4,888       73,941        21,882
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                 (67,965)    (162,817)     184,526      (472,088)      74,996        17,068
                                       ---------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $395,434     $637,711     $793,394    $1,002,892     $114,996       $71,466
                                       =================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 20


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                             ASSET                                        GROWTH        SPECIAL
                                            GROWTH         ALLOCATION      DIVERSIFIED                      AND        SITUATIONS
                                         OPPORTUNITIES       GROWTH          MID CAP      INVESTORS        INCOME       DIVISION
                                           DIVISION        DIVISION (e)    DIVISION (d)  DIVISION (f)    DIVISION (d)      (d)
                                       -------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $  6,663         $     -          $     -       $     -        $     -        $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 332              (3)              (4)          491            (14)            (8)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             (268)             (8)            (172)          124            (41)            (5)
   Net unrealized appreciation
     (depreciation) of investments             (460)            (15)             130          (235)           (75)          (354)
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          (396)            (26)             (46)          380           (130)          (367)

Changes from principal transactions:
   Purchase payments                              7           3,166            3,403         8,798          5,771          2,383
   Contract distributions and
     terminations                               (10)             (8)             (53)         (368)           (45)           (43)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (6,264)          1,564            8,054        12,748          7,130          3,918
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -               -                -              -              -              -
                                       -------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            (6,267)          4,722           11,404        21,178         12,856          6,258
                                       -------------------------------------------------------------------------------------------
Total increase (decrease)                    (6,663)          4,696           11,358        21,558         12,726          5,891
                                       -------------------------------------------------------------------------------------------
Net assets at December 31, 2000                   -           4,696           11,358        21,558         12,726          5,891

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                   -             (27)            (408)         (325)          (420)          (241)
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -             (61)            (602)         (368)          (175)          (359)
   Net unrealized appreciation
     (depreciation) of investments                -            (644)             668        (3,000)        (3,724)          (769)
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations             -            (732)            (342)       (3,693)        (4,319)        (1,369)

Changes from principal transactions:
   Purchase payments                              -          30,995           33,892        41,981         56,119         12,758
   Contract distributions and
     terminations                                 -            (753)            (956)       (2,329)        (1,615)          (535)
   Transfer payments from (to) Fixed
     Accounts and other Divisions                 -          15,035           13,862        33,883         29,809          7,580
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            -               1                -              -              -              -
                                       -------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                 -          45,278           46,798        73,535         84,313         19,803
                                       -------------------------------------------------------------------------------------------
Total increase (decrease)                         -          44,546           46,456        69,842         79,994         18,434
                                       -------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $      -         $49,242          $57,814       $91,400        $92,720        $24,325
                                       ===========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 21


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                      INTER-         PILGRIM       PILGRIM      PILGRIM  PILGRIM SMALL   PILGRIM
                                          INTERNET   NATIONAL       WORLDWIDE       GROWTH      MAGNACAP      CAP      CONVERTIBLE
                                         TOLLKEEPER   EQUITY         GROWTH      OPPORTUNITIES  DIVISION OPPORTUNITIES    CLASS
                                        DIVISION(h)  DIVISION       DIVISION(c)   DIVISION(h)      (h)     DIVISION(h)  DIVISION(j)
                                       ---------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $     -   $175,569       $      -        $    -       $    -      $     -       $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -      2,223            (9)             -            -            -          -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -     (4,245)         (220)             -            -            -          -
   Net unrealized appreciation
     (depreciation) of investments               -    (52,548)         (216)             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -    (54,570)         (445)             -            -            -          -

Changes from principal transactions:
   Purchase payments                             -     78,906         4,326              -            -            -          -
   Contract distributions and
     terminations                                -     (9,015)          (39)             -            -            -          -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -      3,728         1,712              -            -            -          -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -          -              -             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -     73,619         5,999              -            -            -          -
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease)                        -     19,049         5,554              -            -            -          -
                                       ---------------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -    194,618         5,554              -            -            -          -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (27)     (3,180)         (237)           (27)          (6)         (80)        (4)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           (152)    (66,811)       (1,558)          (189)          (8)        (918)         5
   Net unrealized appreciation
     (depreciation) of investments             (1)     30,006          (466)             3           20          297          2
                                       ---------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (180)    (39,985)       (2,261)          (213)           6         (701)         3

Changes from principal transactions:
   Purchase payments                        3,417      21,029        12,903          3,287        3,746        8,651        146
   Contract distributions and
     terminations                             (36)     (7,978)         (485)           (61)        (117)        (133)         -
   Transfer payments from (to) Fixed
     Accounts and other Divisions           2,188     (23,623)        4,303          2,206        1,767        6,620         45
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -          -              -             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           5,569     (10,572)       16,721          5,432        5,396       15,138        191
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease)                   5,389     (50,557)       14,460          5,219        5,402       14,437        194
                                       ---------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $5,389    $144,061       $20,014         $5,219       $5,402      $14,437       $194
                                       =============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 22


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                                      PIMCO
                                         PILGRIM        PILGRIM          PIMCO      STOCKSPLUS                     SP JENNISON
                                        GROWTH AND     LARGECAP           HIGH      GROWTH AND       PRUDENTIAL   INTERNATIONAL
                                          INCOME        GROWTH         YIELD BOND     INCOME          JENNISON        GROWTH
                                       DIVISION (j)   DIVISION (j)      DIVISION     DIVISION        DIVISION (b)   DIVISION (b)
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $   -           $  -         $146,057     $221,230          $     -       $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                -              -           10,796       13,614              (44)           (7)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             -              -           (7,571)      12,254              925            49
   Net unrealized appreciation
     (depreciation) of investments             -              -           (6,847)     (55,206)          (2,191)          (98)
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          -              -           (3,622)     (29,338)          (1,310)          (56)

Changes from principal transactions:
   Purchase payments                           -              -           36,534       73,805            6,264         1,189
   Contract distributions and
     terminations                              -              -           (7,991)     (13,426)            (138)          (45)
   Transfer payments from (to) Fixed
     Accounts and other Divisions              -              -           (8,121)       6,213            2,916         1,632
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -              -              -              -                -             -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                              -              -           20,422       66,592            9,042         2,776
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                      -              -           16,800       37,254            7,732         2,720
                                       ----------------------------------------------------------------------------------------
Net assets at December 31, 2000                -              -          162,857      258,484            7,732         2,720

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (1)            (2)          12,879        5,699             (407)         (126)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             2              -          (12,967)     (21,014)          (5,401)       (3,123)
   Net unrealized appreciation
     (depreciation) of investments             4              3              448      (20,466)           2,985           418
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          5              1              360      (35,781)          (2,823)       (2,831)

Changes from principal transactions:
   Purchase payments                         343            488           56,951       34,841           16,595         7,856
   Contract distributions and
     terminations                             (1)             -          (12,056)     (11,973)            (945)         (448)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (191)            44           28,231       (4,506)          25,432         4,013
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -              -              -              -                -             -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            151            532           73,126       18,362           41,082        11,421
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                    156            533           73,486      (17,419)          38,259         8,590
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $ 156           $533         $236,343     $241,065          $45,991       $11,310
                                       ========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23a


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                                     SMITH BARNEY
                                                    SMITH BARNEY     SMITH BARNEY    INTERNATIONAL     SMITH BARNEY
                                           APPRE-       HIGH          LARGE CAP         ALL CAP           MONEY
                                          CIATION      INCOME           VALUE           GROWTH            MARKET
                                          DIVISION    DIVISION        DIVISION         DIVISION          DIVISION
                                       -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $ 983        $ 547            $ 643           $ 537            $ 579
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (6)          45                5              (4)              (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                            37          (20)              12              15                -
   Net unrealized appreciation
     (depreciation) of investments           (57)         (66)              57            (162)               -
                                       -------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (26)         (41)              74            (151)              (2)

Changes from principal transactions:
   Purchase payments                          16            5                -              10                -
   Contract distributions and
     terminations                            (11)         (22)              (8)             (6)            (700)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (131)         (43)             (17)             65              279
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -            -                -               -                -
                                       -------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           (126)         (60)             (25)             69             (421)
                                       -------------------------------------------------------------------------------
Total increase (decrease)                   (152)        (101)              49             (82)            (423)
                                       -------------------------------------------------------------------------------
Net assets at December 31, 2000              831          446              692             455              156

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (7)          44               (1)             (5)             (12)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             1          (32)              13               1                -
   Net unrealized appreciation
     (depreciation) of investments           (46)         (32)             (79)           (142)               -
                                       -------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (52)         (20)             (67)           (146)             (12)

Changes from principal transactions:
   Purchase payments                           5            -                -               -                -
   Contract distributions and
     terminations                            (44)         (25)             (15)             (4)            (241)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (17)         (31)             (47)             (5)             318
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -            -                -               -                -
                                       -------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            (56)         (56)             (62)             (9)              77
                                       -------------------------------------------------------------------------------
Total increase (decrease)                   (108)         (76)            (129)           (155)              65
                                       -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $ 723        $ 370            $ 563           $ 300            $ 221
                                       ===============================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23b


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                         GALAXY                      SMALL        ALLIANCE
                                           ASSET                       GROWTH AND                   COMPANY       BERNSTEIN
                                         ALLOCATION        EQUITY        INCOME      HIGH QUALITY    GROWTH         VALUE
                                          DIVISION        DIVISION      DIVISION    BOND DIVISION   DIVISION     DIVISION (j)
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $  133           $ 297           $107          $ 27        $   -            $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               10             (10)            (3)            2           (1)              -
   Net realized gain (loss) on
     investments and capital gains
     distributions                            27              85              5             -            5               -
   Net unrealized appreciation
     (depreciation) of investments           (70)           (137)             5             3          (11)              -
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (33)            (62)             7             5           (7)              -

Changes from principal transactions:
   Purchase payments                       1,153             817            138            33           50               -
   Contract distributions and
     terminations                             (8)            (11)           (11)           (6)           -               -
   Transfer payments from (to) Fixed
     Accounts and other Divisions            142              30             43             19          29               -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -               -              -             -            -               -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          1,287             836            170            46           79               -
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                  1,254             774            177            51           72               -
                                       ----------------------------------------------------------------------------------------
Net assets at December 31, 2000            1,387           1,071            284            78           72               -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                5             (20)            (4)            5           (1)             (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           (14)            (45)            (9)            1           (1)             (5)
   Net unrealized appreciation
     (depreciation) of investments          (136)           (162)           (14)            1            1              18
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations       (145)           (227)           (27)            7           (1)             11

Changes from principal transactions:
   Purchase payments                         105              87             48            33            9             463
   Contract distributions and
     terminations                            (76)            (87)           (11)           (4)           -              (1)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (11)            (37)           (93)           38            4             122
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -               -              -             -            -               -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             18             (37)           (56)           67           13             584
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                   (127)           (264)           (83)           74           12             595
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $1,260           $ 807           $201          $152        $  84            $595
                                       ========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23c


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                         ALLIANCE
                                         GROWTH &       PREMIER      GET FUND-     GET FUND -    GET FUND -        VALUE
                                          INCOME        GROWTH        SERIES N      SERIES P      SERIES Q      OPPORTUNITY
                                       DIVISION (j)  DIVISION (j)   DIVISION (j)  DIVISION (k)  DIVISION (m)   DIVISION (j)
                                       ---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000               $    -       $     -      $     -         $      -      $    -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -             -            -                -           -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -             -            -                -           -             -
   Net unrealized appreciation
     (depreciation) of investments               -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -             -            -                -           -             -

Changes from principal transactions:
   Purchase payments                             -             -            -                -           -             -
   Contract distributions and
     terminations                                -             -            -                -           -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -             -            -                -           -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
Total increase (decrease)                        -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -             -            -                -           -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 (4)          (3)           28              (79)          -            (1)
   Net realized gain (loss) on
     investments and capital gains
     distributions                              (3)          (6)           72                -           -            (1)
   Net unrealized appreciation
     (depreciation) of investments              41           61           661              293           -             -
                                       ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           34           52           761              214           -            (2)

Changes from principal transactions:
   Purchase payments                         1,467          921         1,687            6,196           -           289
   Contract distributions and
     terminations                               (3)          (1)         (135)            (202)          -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions              155          119        28,555          146,837       1,904            11
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -             -             -               -           -             -
                                       ---------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            1,619        1,039        30,107          152,831       1,904           300
                                       ---------------------------------------------------------------------------------------
Total increase (decrease)                    1,653        1,091        30,868          153,045       1,904           298
                                       ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001             $1,653       $1,091       $30,868         $153,045      $1,904          $298
                                       =======================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23d


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                                        AIM V.I. DENT
                                         INDEX PLUS       INDEX PLUS      INDEX PLUS     DEMOGRAPHIC       AIM V.I.      TACTICAL
                                         LARGE CAP         MID CAP         SMALL CAP       TRENDS          GROWTH      ALLOCATION
                                        DIVISION (j)     DIVISION (j)     DIVISION (j)   DIVISION (l)    DIVISION (l)  DIVISION (j)
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                $  -           $  -             $  -           $  -              $  -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 -              -                -              -                 -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                              -              -                -              -                 -             -
   Net unrealized appreciation
     (depreciation) of investments              -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           -              -                -              -                 -             -

Changes from principal transactions:
   Purchase payments                            -              -                -              -                 -             -
   Contract distributions and
     terminations                               -              -                -              -                 -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions               -              -                -              -                 -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                               -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                       -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Net assets at December 31, 2000                 -              -                -              -                 -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 2             (2)              (2)              (3)              -            (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             (4)            (5)              (2)               3               -            (4)
   Net unrealized appreciation
     (depreciation) of investments             21             35               55              (12)             18            46
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          19             28               51              (12)             18            40

Changes from principal transactions:
   Purchase payments                          834            684              489              404             137           718
   Contract distributions and
     terminations                               -              -                -               (5)             (1)            -
   Transfer payments from (to) Fixed
     Accounts and other Divisions             (41)           108              140            3,163             289            29
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             793            792              629            3,562             425           747
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                     812            820              680            3,550             443           787
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $812           $820             $680           $3,550            $443          $787
                                       ============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23e


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           EQUITY-                     CONTRA-       FINANCIAL       HEALTH
                                           INCOME        GROWTH         FUND         SERVICES       SCIENCES      UTILITIES
                                         DIVISION(j)    DIVISION(j)   DIVISION(j)    DIVISION(j)    DIVISION(j)   DIVISION(j)
                                       -------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000               $    -          $  -         $    -         $    -       $     -         $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -             -              -              -             -            -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -             -              -              -             -            -
   Net unrealized appreciation
     (depreciation) of investments               -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -             -              -              -             -            -

Changes from principal transactions:
   Purchase payments                             -             -              -              -             -            -
   Contract distributions and
     terminations                                -             -              -              -             -            -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -             -              -              -             -            -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
Total increase (decrease)                        -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -             -              -              -             -            -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 (5)           (2)            (3)             5            22            3
   Net realized gain (loss) on
     investments and capital gains
     distributions                              (4)           (4)             -             25            16            4
   Net unrealized appreciation
     (depreciation) of investments              63            36             51             33           (81)          (6)
                                       -------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           54            30             48             63           (43)           1

Changes from principal transactions:
   Purchase payments                         1,658           578          1,001            822         1,234          325
   Contract distributions and
     terminations                              (10)          (12)            (2)            (4)          (55)           -
   Transfer payments from (to) Fixed
     Accounts and other Divisions              247            97            136          1,523         9,654          638
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            1,895           663          1,135          2,341        10,833          963
                                       -------------------------------------------------------------------------------------
Total increase (decrease)                    1,949           693          1,183          2,404        10,790          964
                                       -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001             $1,949          $693         $1,183         $2,404       $10,790         $964
                                       =====================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23f


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                          JANUS ASPEN      PPI MFS                      PIONEER SMALL        PIONEER
                                           WORLDWIDE       CAPITAL      PIONEER FUND      COMPANY            MID-CAP         BULL
                                            GROWTH       OPPORTUNITIES       VCT            VCT             VALUE VCT      DIVISION
                                         DIVISION (j)     DIVISION (j)   DIVISION (j)    DIVISION (j)       DIVISION(i)       (h)
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                $    -           $  -          $    -           $  -            $    -       $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                   -              -               -              -                 -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -              -               -              -                 -             -
   Net unrealized appreciation
     (depreciation) of investments                -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations             -              -               -              -                 -             -

Changes from principal transactions:
   Purchase payments                              -              -               -              -                 -             -
   Contract distributions and
     terminations                                 -              -               -              -                 -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                 -              -               -              -                 -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                 -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                         -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Net assets at December 31, 2000                   -              -               -              -                 -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  (2)            (2)              -             (3)               (4)          (82)
   Net realized gain (loss) on
     investments and capital gains
     distributions                               (4)            (2)              3             (7)                -          (640)
   Net unrealized appreciation
     (depreciation) of investments               64             48              20             49                97           214
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            58             44              23             39                93          (508)

Changes from principal transactions:
   Purchase payments                          1,166            625           1,074            857               620         3,580
   Contract distributions and
     terminations                                (7)            (3)             (6)             -                (6)         (153)
   Transfer payments from (to) Fixed
     Accounts and other Divisions                81             32           1,184             42             4,432        17,664
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             1,240            654           2,252            899             5,046        21,091
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                     1,298            698           2,275            938             5,139        20,583
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $1,298           $698          $2,275           $938            $5,139       $20,583
                                       ============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                      PUTNAM      INTERNATIONAL
                                                                      GROWTH &     GROWTH AND
                                         SMALL-CAP    EUROPE 30       INCOME         INCOME        VOYAGER
                                       DIVISION (h)  DIVISION (h)   DIVISION (j)   DIVISION (j)  DIVISION (j)
                                       -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $      -       $    -        $  -            $   -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -            -           -                -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -            -           -                -             -
   Net unrealized appreciation
     (depreciation) of investments               -            -           -                -             -
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -            -           -                -             -

Changes from principal transactions:
   Purchase payments                             -            -           -                -             -
   Contract distributions and
     terminations                                -            -           -                -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -            -           -                -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -            -           -                -             -
                                       -----------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -            -           -                -             -
                                       -----------------------------------------------------------------------
Total increase (decrease)                        -            -           -                -             -
                                       -----------------------------------------------------------------------
Net assets at December 31, 2000                  -            -           -                -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (94)          (88)         (1)             (2)            (1)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         (1,538)       (4,198)         (1)             (4)             -
   Net unrealized appreciation
     (depreciation) of investments            141            83          13              16             46
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations      (1,491)       (4,203)         11              10             45

Changes from principal transactions:
   Purchase payments                        2,754         1,157         450             488            456
   Contract distributions and
     terminations                            (281)         (293)          -                -            (1)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          18,986         9,651          (6)            106             77
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          -             -           -               -             -
                                       -----------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          21,459        10,515         444             594            532
                                       -----------------------------------------------------------------------
Total increase (decrease)                  19,968         6,312         455             604            577
                                       -----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $19,968        $6,312        $455            $604           $577
                                       =======================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23h

                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2001

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2001, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, and SmartDesign Contracts. GoldenSelect Contracts sold by Golden American during 2001 include DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark and Generations. SmartDesign Contracts include Variable Annuity
(VA) and Advantage.

The  Account  discontinued   offering  DVA  80  in  May  1991  and  discontinued
registering DVA and DVA Series 100 for sale to the public as of May 1, 2000.

At December 31, 2001, the Account had, under GoldenSelect Contracts, fifty investment Divisions: Liquid Asset, Limited Maturity Bond, Large Cap Value, Hard Assets, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Core Bond, Developing World, Asset Allocation Growth, Diversified Mid Cap, Investors, Growth and Income, Special Situations, Internet Tollkeeper, International Equity, Pilgrim Worldwide Growth, Pilgrim Growth Opportunities, Pilgrim MagnaCap, Pilgrim Small Cap Opportunities, PIMCO High Yield Bond, PIMCO

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Asset Allocation, Equity, Galaxy Growth and Income, High Quality Bond, Small Company Growth, AIM V.I. Dent Demographic Trends, Financial Services, Health Sciences, Utilities, Pioneer Fund VCT, Pioneer Mid-Cap Value VCT, Bull, Small-Cap and Europe 30 Divisions. The Account had, under SmartDesign Contracts, forty investment Divisions: Liquid Asset, Value Equity, Research, Total Return, Core Bond, Growth and Income, Pilgrim Worldwide Growth, Pilgrim MagnaCap, Pilgrim Convertible Class, Pilgrim Growth and Income, Pilgrim LargeCap Growth, PIMCO High Yield Bond, Prudential Jennison, SP Jennison International Growth, Alliance Bernstein Value, Alliance Growth and Income, Premier Growth, AIM V.I. Dent Demographic Trends, AIM V.I. Growth, GET Fund - Series N, GET Fund - Series P, GET Fund - Series Q, Value Opportunity, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, Brinson Tactical Allocation, Equity-Income, Growth, Contrafund, Financial Services, Health Sciences, Utilities, Janus Aspen Worldwide Growth, PPI MFS Capital Opportunities, Pioneer Fund VCT, Pioneer Small Company VCT, Putnam Growth and Income, International Growth and Income and
Voyager Divisions. The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, and Smith Barney Money Market Divisions (collectively with the Divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of mutual funds of The GCG Trust, Pilgrim Variable Insurance Trust, Pilgrim Variable Products Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., The Galaxy VIP Fund, Alliance Variable Products Series Fund Inc., Aetna Variable Portfolios Inc., AIM Variable Insurance Funds, Inc., Brinson Series Trust, INVESCO Variable Investment Funds Inc., Janus Aspen Series, Portfolio Partners Inc., Pioneer Variable Contracts Trust, The ProFunds VP, or Putnam Variable Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On January 28, 2000, the consolidation of the All Growth and Growth Opportunities Series into the Mid-Cap Growth Series took place at no cost to current contract holders. The separate accounts in the Series substituted shares of Mid-Cap Growth Series for shares of All Growth and Growth Opportunities Series.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Series were liquidated and Contractowner holdings were reallocated to the Liquid Asset Series as described in the contract prospectus.

Following approval by its shareholders, the Emerging Markets Series was merged into the Developing World Series on April 27, 2001 at no cost to current contract holders. Directed Services, Inc., the Series' manager, absorbed all costs associated with the merger.

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to contract holders. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

RECLASSIFICATIONS

Certain amounts in the 2000 financial information have been reclassified to conform to the 2001 presentation.

3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                       ANNUAL RATES
------                                                    ------------------

DVA 80                                                            0.80%
DVA                                                               0.90
DVA Series 100                                                    1.25
DVA Plus (pre February 2000) - Standard                           1.10
DVA Plus (post January 2000) - Standard                           1.15
DVA Plus (post 2000) - Standard                                   1.15
DVA Plus (pre February 2000) - Annual Ratchet                     1.25
DVA Plus (pre February 2000) - 5.5% Solution                      1.25
DVA Plus (post January 2000) - 5.5% Solution                      1.25
DVA Plus (post January 2000) - Annual Ratchet                     1.30
DVA Plus (post 2000) - 5.5% Solution                              1.30
DVA Plus (pre February 2000) - 7% Solution                        1.40
DVA Plus (post January 2000) - Max 5.5                            1.40
DVA Plus (post 2000) - Annual Ratchet                             1.40
DVA Plus (post 2000) - Max 5.5                                    1.45
DVA Plus (post January 2000) - 7% Solution                        1.50
DVA Plus (post 2000) - 7% Solution                                1.50
DVA Plus (post January 2000) - Max 7                              1.60
DVA Plus (post 2000) - Max 7                                      1.60
Access (pre February 2000) - Standard                             1.25
Access (post January 2000) - Standard                             1.30
Access (post 2000) - Standard                                     1.30
Access (pre February 2000) - Annual Ratchet                       1.40
Access (pre February 2000) - 5.5% Solution                        1.40

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                          ANNUAL RATES
------                                                      -------------------

Access (post January 2000) - Annual Ratchet                          1.45%
Access (post January 2000) - 5.5% Solution                           1.45
Access (post 2000) - 5.5% Solution                                   1.45
Access (pre February 2000) - 7% Solution                             1.55
Access (post January 2000) - Max 5.5                                 1.55
Access (post 2000) - Annual Ratchet                                  1.55
Access (post 2000) - Max 5.5                                         1.60
Access (post January 2000) - 7% Solution                             1.65
Access (post 2000) - 7% Solution                                     1.65
Access (post April 2001) - Standard                                  1.65
Access (post January 2000) - Max 7                                   1.75
Access (post 2000) - Max 7                                           1.75
Access (post April 2001) - 5.5% Solution                             1.80
Access (post April 2001) - Annual Ratchet                            1.90
Access (post April 2001) - Max 5.5                                   1.95
Access (post April 2001) - 7% Solution                               2.00
Access (post April 2001) - Max 7                                     2.10
Premium Plus (pre February 2000) - Standard                          1.25
Premium Plus (post January 2000) - Standard                          1.30
Premium Plus (post 2000) - Standard                                  1.30
Premium Plus (pre February 2000) - Annual Ratchet                    1.40
Premium Plus (pre February 2000) - 5.5% Solution                     1.40
Premium Plus (post January 2000) - Annual Ratchet                    1.45
Premium Plus (post January 2000) - 5.5% Solution                     1.45
Premium Plus (post 2000) - 5.5% Solution                             1.45
Premium Plus (pre February 2000) - 7% Solution                       1.55
Premium Plus (post January 2000) - Max 5.5                           1.55
Premium Plus (post 2000) - Annual Ratchet                            1.55
Premium Plus (post 2000) - Max 5.5                                   1.60
Premium Plus (post January 2000) - 7% Solution                       1.65
Premium Plus (post 2000) - 7% Solution                               1.65

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                      ANNUAL RATES
------                                                   -------------------

Premium Plus (post January 2000) - Max 7                         1.75%
Premium Plus (post 2000) - Max 7                                 1.75
ES II (pre 2001)                                                 1.25
ES II (post 2000) - Standard                                     1.25
ES II (post 2000) - Deferred Ratchet                             1.30
ES II (post 2000) - 5.5% Solution                                1.40
ES II (post 2000) - Annual Ratchet                               1.50
ES II (post 2000) - Max 5.5                                      1.55
ES II (post 2000) - 7% Solution                                  1.60
ES II (post 2000) - Max 7                                        1.70
Value - Standard                                                 0.75
Access One                                                       0.35
Granite PrimElite - Standard                                     1.10
Granite PrimElite - Annual Ratchet                               1.25
Generations - Standard                                           1.25
Generations - Deferred Ratchet                                   1.30
Generations - Annual Ratchet                                     1.50
Generations - 7% Solution                                        1.60
Generations - Max 7                                              1.70
Landmark - Standard                                              1.50
Landmark - 5.5% Solution                                         1.65
Landmark - Annual Ratchet                                        1.75
Landmark - Max 5.5                                               1.80
Landmark - 7% Solution                                           1.85
Landmark - Max 7                                                 1.95
VA Option I                                                      0.80
VA Option II                                                     1.10
VA Option III                                                    1.25
VA Bonus Option I                                                1.30
VA Bonus Option II                                               1.60
VA Bonus Option III                                              1.75

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                     ANNUAL RATES
------                                                  -------------------

Advantage Option I                                             2.20%
Advantage Option II                                            2.40
Advantage Option III                                           2.55


ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA and Advantage Contracts.

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, and Advantage contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.


MINIMUM DEATH BENEFIT GUARANTEE CHARGES


For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

CONTINGENT DEFERRED SALES CHARGES


Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite Contracts, Landmark, VA, and Advantage Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.

                                                                SURRENDER CHARGE
    COMPLETE YEARS       DVA
    ELAPSED SINCE        80 &     DVA     PREMIUM      ES II &                  GRANITE      LANDMARK &
   PREMIUM PAYMENT       DVA     PLUS       PLUS     GENERATIONS     VALUE     PRIMELITE     ADVANTAGE   VA
  ------------------------------------------------------------------------------------------------------------
          0               6%       7%        8%           8%           6%           7%           6%      7%
          1               5        7         8            7            6            7            5       7
          2               4        6         8            6            6            6            4       6
          3               3        5         8            5            5            5            -       6
          4               2        4         7            4            4            4            -       5
          5               1        3         6            3            3            3            -       4
          6               -        1         5            2            1            1            -       3
          7               -        -         3            1            -            -            -       -
          8               -        -         1            -            -            -            -       -
         9+               -        -         -            -            -            -            -       -
  ------------------------------------------------------------------------------------------------------------

                                       32

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED DECEMBER 31
                                              2001                2000
                                     ---------------------------------------
                                             (DOLLARS IN THOUSANDS)

Balance at beginning of year                $  678             $ 3,093
Sales load advanced                             46                  43
Amortization of deferred sales
  load and premium tax                        (724)             (2,458)
                                     ---------------------------------------
Balance at end of year                      $    -             $   678
                                     =======================================



                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
The GCG Trust:
   Liquid Asset Series                                      $5,778,907     $5,387,088    $5,009,626    $4,852,286
   Limited Maturity Bond Series                                320,388        165,480       100,400        49,723
   Large Cap Value Series                                      192,419         13,495       104,683         5,678
   Hard Assets Series                                           15,759         19,014        40,084        35,964
   All Growth Series                                                 -              -        71,697       148,258
   All Cap Series                                              215,529         18,161       111,560         5,575
   Real Estate Series                                           71,207         46,270        96,209        64,912
   Fully Managed Series                                        377,005         90,177       112,464        61,046
   Equity Income Series                                        216,341         81,506        98,938        88,840
   Capital Appreciation Series                                 142,512        114,142       227,251        51,623
   Rising Dividends Series                                      60,251         72,471       151,463        58,223
   Emerging Markets Series                                      49,902         69,646        62,812        67,830
   Market Manager Series                                         3,388          8,410           594           813
   Value Equity Series                                         109,345         74,755       126,574        94,165
   Strategic Equity Series                                     199,079        223,594       404,992       147,040
   Small Cap Series                                            474,975        410,116       668,534       299,869
   Managed Global Series                                       994,534        946,349       773,452       628,437
   Mid-Cap Growth Series                                       813,977        747,789     1,570,684       553,073
   Capital Growth Series                                       150,331        150,151       163,005        24,871
   Research Series                                             208,240        178,793       332,012        33,449
   Total Return Series                                         303,584         73,267       177,368        58,592
   Growth Series                                               838,003        854,786     2,357,943     1,555,976
   Core Bond Series                                             96,443         23,096        21,953         1,829
   Developing World Series                                     514,464        492,886       224,227       196,834
   Growth Opportunities Series                                       -              -           397         6,296
   Asset Allocation Growth Series                               46,049            798         4,913           194
   Diversified Mid-Cap Series                                   51,740          5,350        16,411         5,011
   Investors Series                                             79,313          6,102        37,309        15,640
   Growth and Income Series                                     85,909          2,016        15,051         2,209
   Special Situations Series                                    21,339          1,778         6,296            46
   Internet Tollkeeper Series                                    5,934            392             -             -
   International Equity Series                               1,288,757      1,304,170     1,216,239     1,119,035


                                                                 35


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)

Pilgrim Variable Insurance Trust:
   Pilgrim Worldwide Growth Fund                               $ 24,855       $ 8,371       $ 8,467       $ 2,477
Pilgrim Variable Products Trust:
   Pilgrim Growth Opportunities Portfolio                         7,080         1,675             -             -
   Pilgrim MagnaCap Portfolio                                     5,521           131             -             -
   Pilgrim Small Cap Opportunities Portfolio                     20,495         5,437             -             -
   Pilgrim Convertible Class Portfolio                              195             3             -             -
   Pilgrim Growth and Income Portfolio                              442           291             -             -
   Pilgrim LargeCap Growth Portfolio                                538             8             -             -
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Portfolio                              187,456       101,450       104,012        72,796
   PIMCO StocksPLUS Growth and Income Portfolio                  78,983        54,922       128,021        38,274
Prudential Series Fund, Inc.:
   Prudential Jennison Portfolio                                161,864       120,999        10,354           418
   SP Jennison International Growth Portfolio                    72,009        60,714        13,316        10,547
Greenwich Street Series Fund Inc.:
   Appreciation Portfolio                                            54           116           136           255
Travelers Series Fund Inc.:
   Smith Barney High Income Portfolio                                51            62            78            93
   Smith Barney Large Cap Value Portfolio                            30            71            77            82
   Smith Barney International All Cap Growth Portfolio                4            19           111            46
   Smith Barney Money Market Portfolio                              194           129            13           436
The Galaxy VIP Fund:
   Asset Allocation Portfolio                                       214           191         1,340            17
   Equity Portfolio                                                 130           187           946            35
   Growth and Income Portfolio                                       59           119           185            14
   High Quality Bond Portfolio                                       90            18            58            10
   Small Company Growth Portfolio                                    19             6            84             1
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value Portfolio                               648            66             -             -
   Growth and Income Portfolio                                    1,659            44             -             -
   Premier Growth Portfolio                                       1,115            79             -             -


                                                                 36


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
 Aetna Variable Portfolios, Inc.:
   GET Fund - Series N                                         $33,144       $ 3,009         $   -         $   -
   GET Fund - Series P                                         152,998           246             -             -
   GET Fund - Series Q                                           1,904             0             -             -
   Value Opportunity Portfolio                                     314            15             -             -
   Index Plus Large Cap Portfolio                                  896           101             -             -
   Index Plus Mid Cap Portfolio                                    852            62             -             -
   Index Plus Small Cap Portfolio                                  854           227             -             -
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Dent Demographic Trends Fund                          3,649            90             -             -
  AIM V.I. Growth Fund                                             427             2             -             -
Brinson Series Trust:
  Tactical Allocation Portfolio                                    794            49             -             -
Fidelity Variable Insurance Products:
  Equity-Income Portfolio                                        1,945            55             -             -
  Growth Portfolio                                                 705            44             -             -
  Contrafund Portfolio                                           1,568           436             -             -
INVESCO Variable Investment Funds, Inc.:
  Financial Services Fund                                        3,684         1,338             -             -
  Health Sciences Fund                                          13,606         2,751             -             -
  Utilities Fund                                                 1,085           117             -             -
Janus Aspen Series:
  Janus Aspen Worldwide Growth Portfolio                         1,300            62             -             -
Portfolio Partners, Inc.:
  PPI MFS Capital Opportunities Portfolio                          661             9             -             -
Pioneer Variable Contracts Trust:
  Pioneer Fund VCT Portfolio                                     2,403           151             -             -
  Pioneer Small Company VCT Portfolio                              978            82             -             -
  Pioneer Mid-Cap VCT Portfolio                                  5,058            16             -             -
The ProFunds VP:
  Bull                                                          41,559        20,550             -             -
  Small-Cap                                                    202,340       180,975             -             -
  Europe 30                                                    179,473       169,046             -             -
Putnam Variable Trust:
  Growth and Income Fund                                           456            13             -             -
  International Growth and Income Fund                             625            33             -             -
  Voyager Fund                                                     539             8             -             -
                                                        ---------------------------------------------------------
COMBINED                                                   $14,943,146   $12,316,643   $14,572,339   $10,358,838
                                                        =========================================================

                                                               37, 38


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2001 and 2000 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old
Contract) and an issue (acquisition of the new Contract). All of the units issued for the Market Manager Division resulted from such updates.


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------

The GCG Trust:
   Liquid Asset Division                    406,837,337   381,974,408   24,862,929  359,367,174  350,362,386      9,004,788
   Limited Maturity Bond Division            21,094,466    13,022,965    8,071,501    6,653,002    4,238,782      2,414,220
   Large Cap Value Division                  21,298,417     3,032,221   18,266,196   10,510,495    1,148,728      9,361,767
   Hard Assets Division                       1,479,521     1,669,257     (189,736)   2,834,446    2,496,801        337,645
   All-Growth Division                                -             -            -        1,772    4,534,313     (4,532,541)
   All Cap Division                          20,782,291     4,029,958   16,752,333   10,302,677    1,241,107      9,061,570
   Real Estate Division                       3,276,661     2,545,459      731,202    4,319,128    3,211,948      1,107,180
   Fully Managed Division                    15,753,519     5,774,203    9,979,316    4,937,015    3,912,225      1,024,790
   Equity Income Division                    11,244,435     5,753,173    5,491,262    5,587,065    5,891,560       (304,495)
   Capital Appreciation Division              9,170,101     7,646,399    1,523,702    9,788,554    3,977,530      5,811,024
   Rising Dividends Division                  5,403,189     5,969,298     (566,109)   8,048,967    4,882,590      3,166,377
   Emerging Markets Division                  7,053,917    9,615,850    (2,561,933)   6,972,719    7,369,824       (397,105)
   Market Manager Division                            -      238,516      (238,516)           -       26,641        (26,641)
   Value Equity Division                      7,284,108    5,650,995     1,633,113    7,941,727    6,192,411      1,749,316
   Strategic Equity Division                 18,048,284   19,375,073    (1,326,789)  19,709,430    9,587,363     10,122,067
   Small Cap Division                        32,782,567   28,723,840     4,058,727   26,260,160   17,429,511      8,830,649
   Managed Global Division                   57,913,358   54,827,286     3,086,072   34,701,368   30,852,410      3,848,958
   Mid-Cap Growth Division                   26,837,412   24,939,789     1,897,623   29,199,551   15,272,144     13,927,407
   Capital Growth Division                   12,516,724   12,352,679       164,045    9,504,070    2,906,917      6,597,153
   Research Division                         11,109,168   10,124,605       984,563   10,607,414    2,858,194      7,749,220
   Total Return Division                     16,341,446    6,826,503     9,514,943    9,344,159    5,124,311      4,219,848
   Growth Division                           56,738,599   57,342,210      (603,611)  90,088,344   64,904,288     25,184,056
   Core Bond Division                         9,464,453    3,028,846     6,435,607    2,067,425      444,699      1,622,726
   Developing World Division                 77,143,940   74,214,198     2,929,742   25,929,101   23,178,428      2,750,673
   Growth Opportunities Division                      -            -             -        2,653      586,755       (584,102)
   Asset Allocation Growth Division           5,576,656      359,275     5,217,381      536,932       35,902        501,030
   Diversified Mid-Cap Division               6,501,025    1,269,887     5,231,138    1,738,197      587,931      1,150,266


                                                                 39

                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------
The GCG Trust (continued):
   Investors Division                         8,174,409    1,445,937     6,728,472    3,506,979  1,589,857    1,917,122
   Growth and Income Division                10,214,159    1,007,740     9,206,419    1,550,837    270,440    1,280,397
   Special Situations Division                3,020,279      751,676     2,268,603      696,811     33,708      663,103
   Internet Tollkeeper Division                 867,730      158,666       709,064            -          -            -
   International Equity Division            140,797,564  141,233,941      (436,377)  92,849,675 86,976,149    5,873,526
Pilgrim Variable Insurance Trust:
   Pilgrim Worldwide Growth Division          3,791,068    1,563,623     2,227,445      966,161    330,869      635,292
Pilgrim Variable Products Trust:
  Pilgrim Growth Opportunities Division         931,175      259,800       671,375            -          -            -
  Pilgrim MagnaCap Division                     632,349       53,590       578,759            -          -            -
  Pilgrim Small Cap Opportunities Division    2,548,996      811,701     1,737,295            -          -            -
  Pilgrim Convertible Class Division             18,782          347        18,435            -          -            -
  Pilgrim Growth and Income Division             45,138       30,153        14,985            -          -            -
  Pilgrim LargeCap Growth Division               56,377          733        55,644            -          -            -
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Division             21,217,537   13,988,901     7,228,636   11,171,609  9,133,980    2,037,629
  PIMCO StocksPLUS Growth and Income
     Division                                 8,925,373    7,365,612     1,559,761   10,253,524  4,989,762    5,263,762
Prudential Series Fund, Inc.:
  Prudential Jennison Division               26,252,187   19,904,133     6,348,054    1,167,863    181,053      986,810
  SP Jennison International Growth           12,383,699   10,604,474     1,779,225    1,516,731  1,198,936      317,795
     Division
Greenwich Street Series Fund Inc.:
  Appreciation Division                           2,637        6,303        (3,666)       6,545     13,984       (7,439)
Travelers Series Fund Inc.:
  Smith Barney High Income Division                  93        4,626        (4,533)       2,416      6,424       (4,008)
  Smith Barney Large Cap Value Division               6        3,282        (3,276)       2,886      4,081       (1,195)
  Smith Barney International All Cap
     Growth Division                                277        1,051          (774)       4,883      1,931        2,952
  Smith Barney Money Market Division             15,005       10,129         4,876            -     36,664      (36,664)
The Galaxy VIP Fund:
  Asset Allocation Division                      19,007       19,492          (485)     117,695      1,286      116,409
  Equity Division                                11,685       17,902        (6,217)      71,978      3,194       68,784
  Growth and Income Division                      5,606       12,104        (6,498)      16,903      1,136       15,767
  High Quality Bond Division                      7,406        1,490         5,916        5,210        922        4,288
  Small Company Growth Division                   1,341          329         1,012        5,427          2        5,425


                                                                 40

                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------
Alliance Variable Products Series Fund,
 Inc.:
  Alliance Bernstein Value Division              71,653       12,180        59,473            -            -          -
  Growth and Income Division                    181,005        8,620       172,385            -            -          -
  Premier Growth Division                       123,347        9,253       114,094            -            -          -
Aetna Variable Portfolios, Inc.:
  GET Fund - Series N Division                3,305,373      296,325     3,009,048            -            -          -
  GET Fund - Series P Division               15,403,642      127,730    15,275,912            -            -          -
  GET Fund - Series Q Division                  190,471            -       190,471            -            -          -
  Value Opportunity Division                     34,696        1,645        33,051            -            -          -
  Index Plus Large Cap Division                  99,176       12,643        86,533            -            -          -
  Index Plus Mid Cap Division                    90,604        7,688        82,916            -            -          -
  Index Plus Small Cap Division                  96,255       28,852        67,403            -            -          -
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Dent Demographic Trends Division     339,548       16,457       323,091            -            -          -
  AIM V.I. Growth Division                       42,954           57        42,897            -            -          -
Brinson Series Trust:
  Brinson Tactical Allocation Division           89,352        5,615        83,737            -            -          -
Fidelity Variable Insurance Products:
  Equity-Income Division                        214,691       11,435       203,256            -            -          -
  Growth Division                                80,283        5,508        74,775            -            -          -
  Contrafund Division                           171,166       49,255       121,911            -            -          -
INVESCO Variable Investment Funds, Inc.:
  Financial Services Division                   434,280      177,355       256,925            -            -          -
  Health Sciences Division                    1,421,950      369,814     1,052,136            -            -          -
  Utilities Division                            141,238       22,159       119,079            -            -          -
Janus Aspen Series:
  Janus Aspen Worldwide Growth Division         146,938        8,275       138,663            -            -          -
Portfolio Partners, Inc.:
  PPI MFS Capital Opportunities Division         79,584        1,274        78,310            -            -          -
Pioneer Variable Contracts Trust:
  Pioneer Fund VCT Division                     268,899       26,350       242,549            -            -          -
  Pioneer Small Company VCT Division            107,907       10,101        97,806            -            -          -
  Pioneer Mid-Cap VCT Division                  576,552       96,828       479,724            -            -          -


                                                                 41


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)

                                                        FOR THE YEAR ENDED DECEMBER 31
                                                   2001                                   2000
                                --------------------------------------------------------------------------------
                                    UNITS         UNITS         NET         UNITS        UNITS         NET
                                    ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                             (DECREASE)                             (DECREASE)
                                --------------------------------------------------------------------------------
The ProFunds VP:
  Bull Division                   4,686,896     2,370,498    2,316,398            -             -              -
  Small-Cap Division             21,972,144    19,853,663    2,118,481            -             -              -
  Europe 30 Division             23,135,968    22,371,682      764,286            -             -              -
Putnam Variable Trust:
  Growth and Income Division         50,302         2,090       48,212            -             -              -
  International Growth and
     Income Division                 70,513         6,733       63,780            -             -              -
  Voyager Division                   68,823         2,835       65,988            -             -              -
                                --------------------------------------------------------------------------------
COMBINED                        1,175,287,689 985,477,548   189,810,141  820,867,678  678,030,077    142,837,601
                                ================================================================================

6. UNIT VALUES

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2001 follows:

                                                                                            UNIT        EXTENDED
                            DIVISION/CONTRACT                                  UNITS        VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------
                                                                                                     (IN THOUSANDS)
LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                          1,451       $17.11      $      24
DVA                                                                             1,419        16.67             24
Contracts in accumulation period:
DVA 80                                                                        222,827        17.11          3,813
DVA                                                                           905,779        16.67         15,099
DVA Series 100                                                                 51,726        15.92            824
DVA Plus - Standard (pre February 2000)                                       785,739        16.16         12,698
DVA Plus - Standard (post January 2000 and post 2000)                         231,818        15.98          3,705
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard
   (pre February 2000), Premium Plus - Standard (pre February 2000), ES
   II (pre 2001), ES II - Standard (post 2000), Generations - Standard     14,053,317        15.84        222,606
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5%
   Solution  (post 2000),  Access - Standard  (post January 2000 and post 2000), Premium Plus - Standard (post January 2000 and post
   2000), ES II - Deferred Ratchet (post 2000), Generations -
   Deferred Ratchet                                                        12,017,917        15.67        188,321
DVAPlus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000), Access -
   Annual Ratchet (pre February 2000) and 5.5% Solution (pre February
   2000), Premium Plus - Annual Ratchet (pre February 2000) and 5.5%
   Solution (pre February 2000), ES II - 5.5% Solution (post 2000)          7,210,821        15.54        112,056


                                                                 42


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)

LIQUID ASSET (CONTINUED)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium Plus -
   Annual Ratchet (post January 2000), Premium Plus -
   5.5% Solution (post January 2000 and post 2000)                                2,858,557       $15.36       $ 43,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II -
   Annual Ratchet (post 2000), Generations - Annual Ratchet, Landmark               953,602        15.26         14,552
   - Standard
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February 2000),
   Premium Plus - Annual
   Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000)               10,759,451        15.21        163,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post 2000), ES II - 7%
   Solution (post 2000), Generations - 7% Solution                                1,500,979        15.06         22,605
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          9,752,616        14.96        145,900
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max
   7 (post January 2000 and post 2000), Landmark - Annual Ratchet                 6,235,817        14.77         92,103
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             92        14.72              1
Access - Annual Ratchet (post April 2001)                                           329,210        14.53          4,784
Access - Max 5.5 (post April 2001), Landmark - Max 7                                261,606        14.43          3,775
Access - 7% Solution (post April 2001)                                              131,130        14.34          1,881
Access  - Max 7 (post April 2001)                                                   255,666        14.15          3,618
Value                                                                               115,038        16.89          1,943
Access One                                                                           23,869        17.79            425
VA Option I                                                                          10,854        16.78            182
VA Option II                                                                         12,665        16.13            205
VA Option III                                                                        18,061        16.89            305
VA Bonus Option I                                                                   116,590        15.71          1,832
VA Bonus Option II                                                                   20,175        15.11            305
VA Bonus Option III                                                                  45,601        14.81            676
ES II - Max 7 (post 2000), Generations - Max 7                                      371,667        14.92          5,545
Landmark - 7% Solution                                                              202,030        14.62          2,954
Advantage Option I                                                                   47,932        14.26            684
Advantage Option II                                                                  16,519        13.89            230
Advantage Option III                                                                 18,352        13.62            250
                                                                                                           ----------------
                                                                                                             $1,071,485
                                                                                                           ================


                                                                 43


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                             $  2,363       $20.57      $      49
DVA                                                                                   8,431        20.04            169
Contracts in accumulation period:
DVA 80                                                                               24,997        20.57            514
DVA                                                                                 980,533        20.04         19,650
DVA Series 100                                                                       10,239        19.14            196
DVA Plus - Standard (pre February 2000)                                             366,850        19.44          7,132
DVA Plus - Standard (post January 2000 and post 2000)                               344,127        19.26          6,628
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,326,402        19.06         82,461
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,416,706        18.88         45,627
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,547,140        18.69         47,606
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           497,060        18.51          9,201
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           389,086        18.39          7,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,653,890        18.30         66,866
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           342,316        18.15          6,213
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,730,152        18.03         31,195
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,441,971        17.80         25,667
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            994        17.71             18
Access - Annual Ratchet (post April 2001)                                            33,099        17.48            579
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 63,527        17.36          1,103
Access - 7% Solution (post April 2001)                                               14,995        17.25            259

                                                                 44


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


LIMITED MATURITY BOND (CONTINUED)
Access  - Max 7 (post April 2001)                                                    33,665       $17.02      $     573
Value                                                                                70,078        20.32          1,424
Access One                                                                            1,261        21.41             27
ES II - Max 7 (post 2000), Generations - Max 7                                      177,355        17.95          3,184
Landmark - 7% Solution                                                               32,154        17.59            566
                                                                                                           ----------------
                                                                                                              $ 364,062
                                                                                                           ================

LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                  39,349       $10.10      $     397
DVA Plus - Standard (pre February 2000)                                             135,888        10.05          1,365
DVA Plus - Standard (post January 2000 and post 2000)                               356,503        10.04          3,579
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,900,664        10.02         39,084
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   4,561,875        10.01         45,664
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            1,783,085         9.99         17,813
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,370,680         9.98         13,679
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,400,045         9.97         13,958
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,260,906         9.96         32,478
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                         1,513,414         9.95         15,058
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          3,603,942         9.94         35,823
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,320,852         9.93         42,905



                                                                 45


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



LARGE CAP VALUE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                            64,872        $9.89      $     641
Access - Max 5.5 (post April 2001), Landmark - Max 7                                261,939         9.88          2,588
Access - 7% Solution (post April 2001)                                               82,700         9.87            816
Access  - Max 7 (post April 2001)                                                   172,888         9.85          1,703
Value                                                                                77,937        10.12            788
Access One                                                                              185        10.20              2
ES II - Max 7 (post 2000), Generations - Max 7                                      609,108         9.93          6,048
Landmark - 7% Solution                                                              111,131         9.90          1,100
                                                                                                           ----------------
                                                                                                              $ 275,489
                                                                                                           ================

HARD ASSETS
Currently payable annuity products:
DVA                                                                                   2,975       $14.88      $      44
Contracts in accumulation period:
DVA 80                                                                               34,308        15.27            524
DVA                                                                                 246,318        14.88          3,665
DVA Series 100                                                                       10,367        14.21            147
DVA Plus - Standard (pre February 2000)                                              77,971        14.42          1,124
DVA Plus - Standard (post January 2000 and post 2000)                                14,140        14.31            202
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             295,871        14.14          4,184
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     144,214        14.03          2,023
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           458,821        13.87          6,364
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000), Premium Plus
   - Annual Ratchet (post January 2000), Premium Plus -
   5.5% Solution (post January 2000 and post 2000)                                   22,851        13.76            314
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,910        13.67            258
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7%
   Solution (pre February 2000), Premium Plus - Annual Ratchet (post                474,627        13.58          6,445
   2000), Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            30,794        13.49            415

                                                                 46


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


HARD ASSETS (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              94,215       $13.40      $   1,262
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     315,573        13.22          4,172
Access - Annual Ratchet (post April 2001)                                             8,522        12.96            110
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  2,532        12.88             33
Access - 7% Solution (post April 2001)                                                6,075        12.79             78
Access  - Max 7 (post April 2001)                                                     9,098        12.63            115
Value                                                                                26,881        15.07            405
ES II - Max 7 (post 2000), Generations - Max 7                                       95,942        13.31          1,277
Landmark - 7% Solution                                                                3,712        13.05             48
                                                                                                           ----------------
                                                                                                              $  33,209
                                                                                                           ================

ALL CAP
Contracts in accumulation period:
DVA                                                                                  49,190       $11.74      $     577
DVA Series 100                                                                          948        11.66             11
DVA Plus - Standard (pre February 2000)                                             124,190        11.68          1,450
DVA Plus - Standard (post January 2000 and post 2000)                               251,795        11.67          2,938
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,280,223        11.65         49,864
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,977,598        11.64         46,299
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,043,716        11.62         23,748
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,200,300        11.60         13,923
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           807,562        11.59          9,359
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,995,359        11.58         46,266
   Premium Plus - Max 5.5 (post January 2000)

                                                                 47


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


ALL CAP (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           902,603       $11.57      $  10,443
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,722,089        11.56         31,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,291,400        11.54         49,522
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            778        11.53              9
Access - Annual Ratchet (post April 2001)                                           101,331        11.50          1,165
Access - Max 5.5 (post April 2001), Landmark - Max 7                                225,937        11.49          2,596
Access - 7% Solution (post April 2001)                                               31,699        11.48            364
Access  - Max 7 (post April 2001)                                                   202,778        11.46          2,324
Value                                                                                55,362        11.76            651
ES II - Max 7 (post 2000), Generations - Max 7                                      471,202        11.55          5,442
Landmark - 7% Solution                                                               77,843        11.51            896
                                                                                                           ----------------
                                                                                                              $ 299,314
                                                                                                           ================

REAL ESTATE
Currently payable annuity products:
DVA 80                                                                                  230       $30.67      $       7
DVA                                                                                   3,512        29.88            105
Contracts in accumulation period:
DVA 80                                                                               13,962        30.67            428
DVA                                                                                 349,958        29.88         10,457
DVA Series 100                                                                        6,396        28.54            183
DVA Plus - Standard (pre February 2000)                                             112,185        28.96          3,249
DVA Plus - Standard (post January 2000 and post 2000)                                31,389        28.74            902
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January  2000),  Access - Standard (pre February 000),
   Premium Plus - Standard (pre February 2000), ES II
   (pre 2001), ES II - Standard (post 2000), Generations - Standard                 887,731        28.40         25,212
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations Deferred Ratchet                       414,152        28.18         11,671
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           715,122        27.85         19,916
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           107,794        27.63          2,978
   Solution (post January 2000 and post 2000)


                                                                 48


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



REAL ESTATE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            77,778       $27.45      $   2,135
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  801,893        27.27         21,868
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           101,334        27.09          2,745
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post January
   2000 and post 2000), Landmark - 5.5% Solution                                    310,014        26.91          8,342
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     474,134        26.56         12,593
Access - Annual Ratchet (post April 2001)                                             8,515        26.04            222
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  7,350        25.87            190
Access - 7% Solution (post April 2001)                                                6,621        25.70            170
Access - Max 7 (post April 2001)                                                     16,849        25.36            427
Value                                                                                 4,235        30.28            128
Access One                                                                               74        31.90              2
ES II - Max 7 (post 2000), Generations - Max 7                                       81,301        26.74          2,174
Landmark - 7% Solution                                                                2,487        26.21             65
                                                                                                           ----------------
                                                                                                              $ 126,169
                                                                                                           ================

FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                  660       $30.47      $      20
DVA                                                                                  26,524        29.68            787
Contracts in accumulation period:
DVA 80                                                                               40,514        30.47          1,235
DVA                                                                               1,370,762        29.68         40,684
DVA Series 100                                                                       26,501        28.35            751
DVA Plus - Standard (pre February 2000)                                             453,058        28.77         13,035
DVA Plus - Standard (post January 2000 and post 2000)                               152,493        28.55          4,354
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,592,779        28.22        129,608
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution                                                .
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,279,908        27.99         63,815

                                                                 49


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


FULLY MANAGED (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,679,280       $27.67      $ 101,806
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           495,196        27.44         13,588
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           477,872        27.27         13,032
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,693,130        27.09        127,137
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           531,690        26.91         14,308
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,927,532        26.74         51,542
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,940,880        26.39         51,220
Access - Annual Ratchet (post April 2001)                                            43,670        25.87          1,130
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 92,605        25.70          2,380
Access - 7% Solution (post April 2001)                                               43,006        25.53          1,098
Access  - Max 7 (post April 2001)                                                    93,509        25.20          2,356
Value                                                                                39,680        30.08          1,194
ES II - Max 7 (post 2000), Generations - Max 7                                      329,417        26.56          8,749
Landmark - 7% Solution                                                               43,865        26.04          1,142
                                                                                                           ----------------
                                                                                                              $ 644,971
                                                                                                           ================

EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                                3,201       $25.81      $      83
DVA                                                                                  33,619        25.14            845
Contracts in accumulation period:
DVA 80                                                                              127,596        25.81          3,293
DVA                                                                               2,438,128        25.14         61,295
DVA Series 100                                                                       38,217        24.02            918
DVA Plus - Standard (pre February 2000)                                             293,213        24.37          7,146
DVA Plus - Standard (post January 2000 and post 2000)                               103,145        24.18          2,494


                                                                 50


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EQUITY INCOME (CONTINUED)
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,366,040       $23.90      $  80,448
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,599,946        23.71         37,935
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            2,377,260        23.43         55,699
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           398,073        23.25          9,255
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           410,546        23.10          9,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,203,913        22.94         73,498
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           387,753        22.79          8,837
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,103,378        22.65         24,992
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,364,874        22.35         30,505
Access - Annual Ratchet (post April 2001)                                            27,313        21.91            599
Access - Max 5.5 (post April 2001), Landmark - Max 7                                107,272        21.77          2,335
Access - 7% Solution (post April 2001)                                               25,079        21.62            542
Access  - Max 7 (post April 2001)                                                    36,452        21.34            778
Value                                                                                31,320        25.48            798
Access One                                                                              875        26.84             23
ES II - Max 7 (post 2000), Generations - Max 7                                      191,974        22.50          4,320
Landmark - 7% Solution                                                               29,036        22.06            641
                                                                                                           ----------------
                                                                                                              $ 416,763
                                                                                                           ================


                                                                 51


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



CAPITAL APPRECIATION Currently payable annuity products:
DVA                                                                                  25,182       $22.43      $     565
Contracts in accumulation period:
DVA 80                                                                               17,235        22.87            394
DVA                                                                               1,442,077        22.43         32,346
DVA Series 100                                                                       21,812        21.67            473
DVA Plus - Standard (pre February 2000)                                             355,810        21.91          7,796
DVA Plus - Standard (post January 2000 and post 2000)                               162,730        21.78          3,544
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,606,211        21.60         77,895
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,862,499        21.46         39,970
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,688,602        21.28         78,494
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           938,385        21.15         19,847
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           337,955        21.05          7,114
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,160,509        20.94         87,121
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           446,323        20.84          9,302
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,587,677        20.74         32,929
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,748,122        20.53         35,890
Access - Annual Ratchet (post April 2001)                                            17,631        20.23            357
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 41,070        20.13            827
Access - 7% Solution (post April 2001)                                               10,853        20.03            217

                                                                 52


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CAPITAL APPRECIATION (CONTINUED)
Access  - Max 7 (post April 2001)                                                    49,630       $19.84      $     985
Value                                                                                46,988        22.65          1,064
ES II - Max 7 (post 2000), Generations - Max 7                                      138,978        20.64          2,869
Landmark - 7% Solution                                                               10,329        20.33            210
                                                                                                           ----------------
                                                                                                              $ 440,209
                                                                                                           ================

RISING DIVIDENDS
Currently payable annuity products:
DVA 80                                                                                  675       $22.72      $      15
DVA                                                                                   8,983        22.35            201
Contracts in accumulation period:
DVA 80                                                                               15,986        22.72            363
DVA                                                                               1,509,592        22.35         33,739
DVA Series 100                                                                       42,509        21.70            922
DVA Plus - Standard (pre February 2000)                                             979,243        21.91         21,455
DVA Plus - Standard (post January 2000 and post 2000)                               181,196        21.80          3,950
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,290,570        21.65        157,841
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,737,220        21.52         37,385
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         8,520,621        21.38        182,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           529,164        21.26         11,250
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           752,795        21.17         15,937
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                8,865,679        21.08        186,889
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           485,828        20.99         10,198
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,489,476        20.90         31,130

                                                                 53


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


RISING DIVIDENDS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,546,448       $20.73      $  32,058
Access - Annual Ratchet (post April 2001)                                            20,785        20.47            425
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 51,722        20.39          1,055
Access - 7% Solution (post April 2001)                                               13,112        20.30            266
Access  - Max 7 (post April 2001)                                                    27,684        20.13            557
Value                                                                                38,906        22.54            877
Access One                                                                               48        23.30              1
ES II - Max 7 (post 2000), Generations - Max 7                                      118,228        20.82          2,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             23        20.64              -
Landmark - 7% Solution                                                               43,851        20.56            902
                                                                                                           ----------------
                                                                                                              $ 732,049
                                                                                                           ================

VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                  247       $19.10      $       5
DVA                                                                                   1,241        18.84             23
Contracts in accumulation period:
DVA 80                                                                                5,894        19.10            112
DVA                                                                                 311,818        18.84          5,875
DVA Series 100                                                                       13,074        18.38            240
DVA Plus - Standard (pre February 2000)                                             324,375        18.53          6,011
DVA Plus - Standard (post January 2000 and post 2000)                                58,111        18.44          1,072
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           2,404,426        18.34         44,097
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Pre mium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     833,753        18.25         15,216
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            2,428,124        18.14         44,046
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           252,946        18.06          4,568
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           183,495        17.99          3,301

                                                                 54


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


VALUE EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                2,414,646      $ 17.92      $  43,270
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           174,298        17.87          3,115
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             706,804        17.81         12,588
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     665,937        17.68         11,774
Access - Annual Ratchet (post April 2001)                                            15,882        17.49            278
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 34,231        17.43            597
Access - 7% Solution (post April 2001)                                                7,195        17.36            125
Access  - Max 7 (post April 2001)                                                    50,098        17.24            864
Value                                                                                 8,978        18.96            170
VA Option II                                                                            557        18.51             10
VA Option III                                                                             2        18.96              -
VA Bonus Option I                                                                     4,264        18.25             78
VA Bonus Option II                                                                      644        17.86             11
VA Bonus Option III                                                                     157        17.67              3
ES II - Max 7 (post 2000), Generations - Max 7                                       69,963        17.74          1,241
Landmark - 7% Solution                                                               18,689        17.55            328
                                                                                      1,082        18.90             21
                                                                                                           ----------------
                                                                                                              $ 199,039
                                                                                                           ================

STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                  25,018      $ 15.06      $     377
Contracts in accumulation period:
DVA 80                                                                               20,015        15.26            306
DVA                                                                                 172,533        15.06          2,598
DVA Series 100                                                                        9,142        14.73            135

                                                                 55


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                             353,212       $14.85      $   5,245
DVA Plus - Standard (post January 2000 and post 2000)                               134,200        14.78          1,984
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,787,157        14.71         55,709
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,160,543        14.64         31,631
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,640,191        14.57         38,468
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,052,847        14.50         15,266
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           414,298        14.46          5,991
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,613,808        14.41         52,075
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           327,852        14.37          4,711
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,447,650        14.32         20,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,475,163        14.23         20,992
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             32        14.19              1
Access - Annual Ratchet (post April 2001)                                             9,284        14.10            131
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 21,990        14.05            309
Access - 7% Solution (post April 2001)                                               11,976        14.01            168
Access  - Max 7 (post April 2001)                                                    32,366        13.92            451
Value                                                                                21,915        15.16            332
ES II - Max 7 (post 2000), Generations - Max 7                                      107,256        14.28          1,532
Landmark - 7% Solution                                                               16,923        14.14            239
                                                                                                           ----------------
                                                                                                              $ 259,382
                                                                                                           ================


                                                                 56


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL CAP
Currently payable annuity products:
DVA                                                                                   5,271       $18.31      $      96
Contracts in accumulation period:
DVA 80                                                                               21,166        18.53            392
DVA                                                                                 264,035        18.31          4,835
DVA Series 100                                                                       11,620        17.92            208
DVA Plus - Standard (pre February 2000)                                             408,938        18.04          7,377
DVA Plus - Standard (post January 2000 and post 2000)                               189,790        17.98          3,413
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,129,781        17.87        127,409
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,714,045        17.82         48,364
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            4,908,965        17.71         86,938
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,205,577        17.65         21,278
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           534,470        17.60          9,407
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,881,594        17.55         85,672
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           525,394        17.50          9,194
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,876,959        17.44         32,734
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,918,122        17.33         33,241
Access - Annual Ratchet (post April 2001)                                            28,016        17.18            481
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 77,139        17.12          1,321
Access - 7% Solution (post April 2001)                                               21,559        17.07            368
Access  - Max 7 (post April 2001)                                                    36,881        16.97            626
Value                                                                                96,856        18.42          1,784
Access One                                                                            1,141        18.87             22
ES II - Max 7 (post 2000), Generations - Max 7                                      279,566        17.39          4,862
Landmark - 7% Solution                                                               28,511        17.23            491
                                                                                                           ----------------
                                                                                                              $ 480,513
                                                                                                           ================

                                                                 57


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    8,711       $18.21     $     159
Contracts in accumulation period:
DVA 80                                                                                13,743        18.55           255
DVA                                                                                1,458,583        18.21        26,561
DVA Series 100                                                                        31,532        17.64           556
DVA Plus - Standard (pre February 2000)                                              485,438        17.78         8,631
DVA Plus - Standard (post January 2000 and post 2000)                                203,822        17.68         3,604
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                            1,757,558        17.54        30,828
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                    1,775,926        17.43        30,955
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000), Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000),
   ES II - 5.5% Solution (post  2000)                                              3,208,565        17.30        55,508
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            726,953        17.19        12,496
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            791,259        17.11        13,538
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000), Premium           922,271        17.03        15,706
   Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post
   2000), Generations - 7% Solution                                                  361,440        16.95         6,127
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post January
   2000 and post 2000), Landmark - 5.5% Solution                                   1,137,846        16.87        19,196
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                    1,118,604        16.71        18,692
Access - Annual Ratchet (post April 2001)                                             24,750        16.48           408
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  72,320        16.41         1,187
Access - 7% Solution (post April 2001)                                                32,608        16.33           533
Access  - Max 7 (post April 2001)                                                     55,217        16.18           893
Value                                                                                 84,214        18.35         1,545
Access One                                                                               953        19.04            18
ES II - Max 7 (post 2000), Generations - Max 7                                       153,710        16.79         2,581
Landmark - 7% Solution                                                                24,836        16.56           411
                                                                                                           ----------------
                                                                                                              $ 250,388
                                                                                                           ================

                                                                 58


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MID-CAP GROWTH
Currently payable annuity products:
DVA                                                                                   5,027       $32.79      $     165
Contracts in accumulation period:
DVA 80                                                                               28,311        33.27            942
DVA                                                                                 836,818        32.79         27,439
DVA Series 100                                                                       14,158        31.96            453
DVA Plus - Standard (pre February 2000)                                             464,847        32.20         14,968
DVA Plus - Standard (post January 2000 and post 2000)                               229,352        32.08          7,358
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           6,612,250        31.80        210,270
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,144,090        31.73         99,762
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         4,965,396        31.50        156,410
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%
   Solution (post January 2000 and post 2000)                                     1,323,824        31.38         41,542
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           569,708        31.27         17,815
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                5,852,719        31.15        182,312
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           577,691        31.04         17,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,066,676        30.93         63,922
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,275,454        30.70         69,857

Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             15        30.58              1
Access - Annual Ratchet (post April 2001)                                            32,214        30.36            978
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 93,233        30.25          2,820
Access - 7% Solution (post April 2001)                                               29,442        30.14            888
Access  - Max 7 (post April 2001)                                                    50,086        29.92          1,499
Granite PrimElite - Standard                                                          3,120        32.20            101
Granite PrimElite - Annual Ratchet                                                   25,006        31.80            795

                                                                 59


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MID-CAP GROWTH (CONTINUED)
Value                                                                                74,567       $33.03      $   2,463
Access One                                                                               53        34.01              2
ES II - Max 7 (post 2000), Generations - Max 7                                      217,014        30.81          6,686
Landmark - 7% Solution                                                               29,847        30.47            910
                                                                                                           ----------------
                                                                                                              $ 928,290
                                                                                                           ================

CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                4,130       $15.15      $      63
DVA                                                                                 199,338        14.98          2,986
DVA Series 100                                                                        6,847        14.68            101
DVA Plus - Standard (pre February 2000)                                             519,605        14.76          7,670
DVA Plus - Standard (post January 2000 and post 2000)                               117,979        14.72          1,737
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           6,450,279        14.64         94,432
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,780,512        14.59         25,978
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            5,716,523        14.51         82,947
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           826,425        14.47         11,959
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           388,823        14.43          5,611
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                7,379,706        14.38        106,120
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           395,575        14.34          5,673
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,586,390        14.30         22,685
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,557,258        14.21         22,129
Access - Annual Ratchet (post April 2001)                                            13,857        14.09            195
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 63,924        14.05            898

                                                                 60


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CAPITAL GROWTH (CONTINUED)
Access - 7% Solution (post April 2001)                                               45,184       $14.01      $     633
Access  - Max 7 (post April 2001)                                                    35,301        13.93            492
Value                                                                                71,346        15.07          1,075
ES II - Max 7 (post 2000), Generations - Max 7                                      115,782        14.26          1,651
Landmark - 7% Solution                                                               28,215        14.13            399
                                                                                                           ----------------
                                                                                                              $ 395,434
                                                                                                           ================

RESEARCH
Contracts in accumulation period:
DVA 80                                                                                5,149       $21.34      $     110
DVA                                                                                 223,037        21.03          4,690
DVA Series 100                                                                       15,556        20.50            319
DVA Plus - Standard (pre February 2000)                                             519,229        20.65         10,722
DVA Plus - Standard (post January 2000 and post 2000)                               165,278        20.58          3,401
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,316,945        20.44        149,558
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,427,133        20.36         49,416
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            6,799,019        20.21        137,408
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,029,430        20.13         20,722
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           792,239        20.05         15,884
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                7,706,338        19.98        153,973
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           588,415        19.91         11,715
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,666,295        19.84         33,059
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,829,741        19.69         36,028
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             23        19.62              -
Access - Annual Ratchet (post April 2001)                                            25,925        19.48            505

                                                                 61


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


RESEARCH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 85,348       $19.40      $   1,656
Access - 7% Solution (post April 2001)                                               35,638        19.33            689
Access  - Max 7 (post April 2001)                                                    49,977        19.19            959
Granite PrimElite - Standard                                                          2,993        20.66             62
Granite PrimElite - Annual Ratchet                                                   32,689        20.44            668
Value                                                                                78,637        21.19          1,666
VA Option II                                                                          4,166        20.65             86
VA Option III                                                                         1,497        21.03             31
VA Bonus Option I                                                                     7,932        20.35            161
VA Bonus Option II                                                                    9,494        19.91            189
VA Bonus Option III                                                                   1,675        19.69             33
ES II - Max 7 (post 2000), Generations - Max 7                                      167,034        19.77          3,302
Landmark - 7% Solution                                                               33,529        19.55            655
                                                                                      2,097        21.11             44
                                                                                                           -----------------
                                                                                                              $ 637,711
                                                                                                           =================

TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                                3,320       $21.47      $     $72
DVA                                                                                 231,273        21.16          4,894
DVA Series 100                                                                        4,503        20.62             93
DVA Plus - Standard (pre February 2000)                                             715,333        20.78         14,865
DVA Plus - Standard (post January 2000 and post 2000)                               307,521        20.70          6,366
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           9,253,395        20.55        190,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,612,214        20.48         73,978
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         6,331,856        20.33        128,727
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           856,471        20.25         17,344
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           915,770        20.18         18,480
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                9,559,265        20.10        192,141
   Premium Plus - Max 5.5 (post January 2000)

                                                                 62


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           934,683       $20.03      $  18,722
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,673,135        19.96         53,356
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,637,733        19.81         52,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            470        19.74              9
Access - Annual Ratchet (post April 2001)                                            48,787        19.59            956
Access - Max 5.5 (post April 2001), Landmark - Max 7                                203,036        19.52          3,963
Access - 7% Solution (post April 2001)                                               62,233        19.45          1,211
Access  - Max 7 (post April 2001)                                                    77,305        19.30          1,492
Granite PrimElite - Standard                                                          3,850        20.78             80
Granite PrimElite - Annual Ratchet                                                   24,514        20.56            504
Value                                                                               104,593        21.32          2,230
Access One                                                                              243        21.94              5
ES II - Max 7 (post 2000), Generations - Max 7                                      338,408        19.88          6,728
Landmark - 7% Solution                                                               91,026        19.66          1,790
VA Option I                                                                          23,176        21.24            492
VA Option II                                                                         22,001        20.77            457
VA Option III                                                                         4,628        21.16             98
VA Bonus Option I                                                                    41,845        20.47            857
VA Bonus Option II                                                                   43,753        20.03            877
VA Bonus Option III                                                                   8,837        19.81            175
Advantage Option I                                                                      335        19.39              7
Advantage Option II                                                                     529        19.11             10
Advantage Option III                                                                    190        18.90              4
                                                                                                           ----------------
                                                                                                              $ 793,394
                                                                                                           ================

GROWTH
Contracts in accumulation period:
DVA 80                                                                               25,741       $15.68      $     404
DVA                                                                                 492,815        15.50          7,639
DVA Series 100                                                                       20,294        15.18            308
DVA Plus - Standard (pre February 2000)                                             747,104        15.28         11,416
DVA Plus - Standard (post January 2000 and post 2000)                               478,470        15.23          7,287
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                          16,739,731        15.14        253,441
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   6,476,226        15.10         97,791

                                                                 63


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH (CONTINUED)
DVAPlus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
   2000), DVA Plus - Max 5.5 (post January 2000), Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000), Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         11,192,041       $15.01      $ 167,993
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         3,005,289        14.97         44,990
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,236,744        14.93         18,465
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),               15,394,399        14.88        229,070
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                         1,104,093        14.84         16,385
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           5,132,970        14.79         75,918
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,093,893        14.71         60,222
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             31        14.66              1
Value                                                                               132,904        15.59          2,072
Access One                                                                              808        15.95             13
Access - Annual Ratchet (post April 2001)                                            37,524        14.58            547
Access - Max 5.5 (post April 2001), Landmark - Max 7                                126,140        14.54          1,834
Access - 7% Solution (post April 2001)                                               50,456        14.49            731
Access  - Max 7 (post April 2001)                                                    58,239        14.41            839
ES II - Max 7 (post 2000), Generations - Max 7                                      332,353        14.75          4,902
Landmark - 7% Solution                                                               42,687        14.62            624
                                                                                                           ----------------
                                                                                                             $1,002,892
                                                                                                           ================

CORE BOND
Contracts in accumulation period:
DVA 80                                                                                    1       $12.39      $       -
DVA                                                                                  15,512        12.21            189
DVA Plus - Standard (pre February 2000)                                              97,048        11.99          1,164
DVA Plus - Standard (post January 2000 and post 2000)                                72,163        11.94            862
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,667,406        11.86         19,776

                                                                 64


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CORE BOND (CONTINUED)
DVAPlus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution  (post
   2000),  Access - Standard  (post January 2000 and post 2000),  Premium Plus -
   Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,400,288       $11.81      $  16,538
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution              813,385        11.72          9,533
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           227,468        11.68          2,657
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           244,510        11.64          2,846
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,575,824        11.60         18,280
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           328,907        11.55          3,799
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             957,821        11.51         11,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,352,199        11.43         15,456
Access - Annual Ratchet (post April 2001)                                            45,492        11.30            514
Access - Max 5.5 (post April 2001), Landmark - Max 7                                221,684        11.26          2,496
Access - 7% Solution (post April 2001)                                               75,861        11.22            851
Access  - Max 7 (post April 2001)                                                    70,209        11.14            782
Value                                                                                18,021        12.30            222
ES II - Max 7 (post 2000), Generations - Max 7                                      153,360        11.47          1,759
Landmark - 7% Solution                                                              160,007        11.35          1,816
VA Option I                                                                          42,619        12.25            522
VA Option II                                                                         24,543        11.99            294
VA Option III                                                                         7,501        12.21             92
VA Bonus Option I                                                                   169,853        11.81          2,006
VA Bonus Option II                                                                  111,130        11.55          1,284
VA Bonus Option III                                                                  20,362        11.43            233
                                                                                                           ----------------
                                                                                                              $ 114,996
                                                                                                           ================

                                                                 65



                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                  15,984        $7.19      $     115
Contracts in accumulation period:
DVA 80                                                                               17,006         7.25            123
DVA                                                                                 567,759         7.19          4,082
DVA Series 100                                                                       18,759         7.09            133
DVA Plus - Standard (pre February 2000)                                             256,486         7.12          1,826
DVA Plus - Standard (post January 2000 and post 2000)                               145,023         7.11          1,031
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           2,270,963         7.08         16,079
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,495,432         7.07         10,573
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            1,610,889         7.04         11,341
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           673,090         7.03          4,732
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           203,418         7.01          1,426
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,380,293         7.00          9,662
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           138,409         6.98            966
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             640,404         6.97          4,464
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     509,513         6.94          3,536
Access - Annual Ratchet (post April 2001)                                            32,141         6.90            222
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 52,358         6.89            361
Access - 7% Solution (post April 2001)                                                9,242         6.87             64
Access  - Max 7 (post April 2001)                                                    28,075         6.85            192
Value                                                                                38,465         7.22            278
ES II - Max 7 (post 2000), Generations - Max 7                                       27,104         6.96            189
Landmark - 7% Solution                                                               10,205         6.92             71
                                                                                                           ----------------
                                                                                                              $  71,466
                                                                                                           ================

                                                                 66


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                   3,236        $8.69      $      28
DVA Plus - Standard (pre February 2000)                                              37,771         8.66            327
DVA Plus - Standard (post January 2000 and post 2000)                                49,658         8.65            429
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             584,327         8.64          5,048
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,123,696         8.64          9,709
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           150,928         8.62          1,301
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           221,600         8.62          1,910
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           279,947         8.61          2,410
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  531,855         8.61          4,579
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           318,190         8.60          2,736
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             836,215         8.60          7,191
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,087,070         8.59          9,338
Access - Annual Ratchet (post April 2001)                                            32,417         8.57            278
Access - Max 5.5 (post April 2001), Landmark - Max 7                                158,518         8.56          1,357
Access - 7% Solution (post April 2001)                                               24,972         8.56            214
Access  - Max 7 (post April 2001)                                                    43,463         8.55            372
Value                                                                                 7,139         8.70             62
ES II - Max 7 (post 2000), Generations - Max 7                                      198,228         8.59          1,703
Landmark - 7% Solution                                                               29,181         8.58            250
                                                                                                           ----------------
                                                                                                              $  49,242
                                                                                                           ================


                                                                 67


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


DIVERSIFIED MID-CAP
Contracts in accumulation period:
DVA                                                                                   8,410        $9.14      $      77
DVA Plus - Standard (pre February 2000)                                              35,636         9.11            325
DVA Plus - Standard (post January 2000 and post 2000)                                53,163         9.10            484
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             685,330         9.09          6,230
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     959,092         9.09          8,718
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution              261,790         9.08          2,377
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           264,852         9.07          2,402
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           390,858         9.06          3,541
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  722,318         9.06          6,544
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           335,910         9.05          3,040
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             815,848         9.04          7,375
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,385,135         9.04         12,522
Access - Annual Ratchet (post April 2001)                                            30,404         9.02            274
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 76,525         9.01            690
Access - 7% Solution (post April 2001)                                               17,789         9.01            160
Access  - Max 7 (post April 2001)                                                    78,758         8.99            708
Value                                                                                 6,132         9.15             56
ES II - Max 7 (post 2000), Generations - Max 7                                      233,654         9.04          2,112
Landmark - 7% Solution                                                               19,800         9.02            179
                                                                                                           ----------------
                                                                                                              $  57,814
                                                                                                           ================


                                                                 68


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INVESTORS
Contracts in accumulation period:
DVA                                                                                   2,969       $10.71      $      31
DVA Plus - Standard (pre February 2000)                                              62,733        10.66            668
DVA Plus - Standard (post January 2000 and post 2000)                               136,519        10.65          1,454
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             952,473        10.63         10,124
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,224,296        10.62         13,002
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           533,884        10.60          5,659
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           353,861        10.59          3,747
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           401,684        10.58          4,250
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
   2000), Premium Plus - Annual Ratchet (post 2000),
   Premium Plus - Max 5.5 (post January 2000)                                     1,410,056        10.57         14,904
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           384,799        10.56          4,063
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             820,331        10.55          8,654
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,766,107        10.52         18,579
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            847        10.52              9
Access - Annual Ratchet (post April 2001)                                            50,350        10.49            528
Access - Max 5.5 (post April 2001), Landmark - Max 7                                136,482        10.48          1,430
Access - 7% Solution (post April 2001)                                               16,003        10.47            167
Access  - Max 7 (post April 2001)                                                    96,447        10.45          1,008
Value                                                                                38,219        10.73            410
ES II - Max 7 (post 2000), Generations - Max 7                                      221,246        10.54          2,332
Landmark - 7% Solution                                                               36,288        10.51            381
                                                                                                           ----------------
                                                                                                              $  91,400
                                                                                                           ================


                                                                 69


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                  10,036        $8.92      $      89
DVA Plus - Standard (pre February 2000)                                              87,647         8.89            779
DVA Plus - Standard (post January 2000 and post 2000)                               107,396         8.88            954
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,073,857         8.87          9,525
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,698,200         8.86         15,046
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           470,484         8.86          4,168
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           295,863         8.85          2,618
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           480,294         8.85          4,251
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,431,166         8.84         12,652
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           638,395         8.83          5,637
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,282,148         8.83         11,321
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,016,515         8.82         17,786
Access - Annual Ratchet (post April 2001)                                            41,233         8.80            363
Access - Max 5.5 (post April 2001), Landmark - Max 7                                164,770         8.79          1,448
Access - 7% Solution (post April 2001)                                               26,572         8.79            234
Access  - Max 7 (post April 2001)                                                    80,339         8.78            705
Value                                                                                32,527         8.93            290
ES II - Max 7 (post 2000), Generations - Max 7                                      297,442         8.82          2,623
Landmark - 7% Solution                                                               56,788         8.80            500
VA Option I                                                                          45,955         8.92            410
VA Option II                                                                         26,626         8.89            237
VA Option III                                                                         4,948         8.87             44
VA Bonus Option I                                                                    62,913         8.87            558


                                                                 70


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH AND INCOME (CONTINUED)
VA Bonus Option II                                                                     35,491        $8.83      $     313
VA Bonus Option III                                                                    19,211         8.82            169
                                                                                                             -----------------
                                                                                                                $  92,720
                                                                                                             =================

SPECIAL SITUATIONS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                 7,214        $8.34      $      60
DVA Plus - Standard (post January 2000 and post 2000)                                  57,110         8.33            476
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               368,091         8.32          3,063
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       538,056         8.32          4,477
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre           158,129         8.31          1,314
   February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000), Premium
   Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution            132,268         8.30          1,098
   (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             151,551         8.30          1,258
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000), Premium            389,304         8.29          3,227
   Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post
   2000), Generations - 7% Solution                                                   197,278         8.29          1,635
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               319,420         8.28          2,645
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                       420,371         8.27          3,476
Access - Annual Ratchet (post April 2001)                                               7,008         8.25             58
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   38,065         8.25            314
Access - 7% Solution (post April 2001)                                                  5,305         8.24             44
Access  - Max 7 (post April 2001)                                                       5,941         8.23             49
Value                                                                                   3,563         8.38             30
ES II - Max 7 (post 2000), Generations - Max 7                                        116,186         8.28            962
Landmark - 7% Solution                                                                 16,846         8.26            139
                                                                                                             -----------------
                                                                                                                $  24,325
                                                                                                             =================

                                                                 71


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                   1,708        $7.64      $      13
DVA Series 100                                                                        1,522         7.62             12
DVA Plus - Standard (pre February 2000)                                                 174         7.63              1
DVA Plus - Standard (post January 2000 and post 2000)                                 3,316         7.62             25
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              47,817         7.62            364
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      89,535         7.61            681
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            36,478         7.61            278
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            12,070         7.61             92
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            35,022         7.60            266
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   87,897         7.60            668
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            69,117         7.60            525
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              46,906         7.60            357
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     162,626         7.59          1,234
Access - Annual Ratchet (post April 2001)                                             9,038         7.58             69
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 23,594         7.58            179
Access - 7% Solution (post April 2001)                                               14,867         7.58            113
Access  - Max 7 (post April 2001)                                                    12,668         7.57             96
Value                                                                                 4,138         7.64             32
ES II - Max 7 (post 2000), Generations - Max 7                                       44,111         7.59            335
Landmark - 7% Solution                                                                6,460         7.59             49
                                                                                                           ----------------
                                                                                                              $   5,389
                                                                                                           ================

                                                                 72


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNATIONAL EQUITY
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,073,421        $8.66      $  43,936
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,053,050         8.70          9,162
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,043,470         8.65         17,676
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,265,057         8.62         10,905
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            66,132         8.60            569
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,631,066         8.57         39,688
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7%
   Solution (post 2000), Generations - 7% Solution                                  100,590         8.55            860
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                            953,619         8.52          8,125
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,403,293         8.47         11,886
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  2,399        $8.37             20
Value                                                                                53,479         8.98            480
ES II - Max 7 (post 2000), Generations - Max 7                                       88,668         8.50            754
Landmark - 7% Solution                                                                    2         8.42              -
                                                                                                           ----------------
                                                                                                              $ 144,061
                                                                                                           ================


                                                                 73


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                   1,988        $7.07      $      14
DVA Plus - Standard (pre February 2000)                                               9,163         7.04             65
DVA Plus - Standard (post January 2000 and post 2000)                                41,855         7.04            295
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             306,137         7.02          2,149
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000), Access - Standard (post January 2000 and post 2000), Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     479,640         7.02          3,367
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           112,980         7.01            792
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           135,471         7.00            948
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           158,546         6.99          1,108
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  247,751         6.99          1,732
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           169,312         6.98          1,182
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             468,772         6.98          3,272
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     477,958         6.96          3,326
Access - Annual Ratchet (post April 2001)                                            30,233         6.95            210
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 46,283         6.94            321
Access - 7% Solution (post April 2001)                                               20,405         6.93            141
Access  - Max 7 (post April 2001)                                                    27,011         6.92            187
Value                                                                                18,443         7.08            131
ES II - Max 7 (post 2000), Generations - Max 7                                       75,724         6.97            528
Landmark - 7% Solution                                                               15,369         6.95            107
VA Option I                                                                           3,190         7.08             23
VA Option II                                                                          1,875         7.04             13


                                                                 74


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM WORLDWIDE GROWTH (CONTINUED)
VA Option III                                                                         1,275        $7.02      $       9
VA Bonus Option I                                                                     3,087         7.02             22
VA Bonus Option II                                                                    7,572         6.98             53
VA Bonus Option III                                                                   2,697         6.96             19
                                                                                                           ----------------
                                                                                                              $  20,014
                                                                                                           ================

PILGRIM GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508        $7.81      $       4
DVA Plus - Standard (pre February 2000)                                                 128         7.80              1
DVA Plus - Standard (post January 2000 and post 2000)                                 2,631         7.80             21
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              82,839         7.79            645
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      83,426         7.79            650
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            19,161         7.78            149
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            17,748         7.78            138
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            50,782         7.78            395
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   51,380         7.78            400
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            27,449         7.77            213
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              74,652         7.77            580
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     182,159         7.76          1,414
Access - Annual Ratchet (post April 2001)                                             6,308         7.76             49
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  6,269         7.75             49

                                                                 75


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM GROWTH OPPORTUNITIES (CONTINUED)
Access - 7% Solution (post April 2001)                                                2,927        $7.75      $      23
Access  - Max 7 (post April 2001)                                                     5,214         7.75             40
Value                                                                                 1,330         7.82             10
ES II - Max 7 (post 2000), Generations - Max 7                                       52,668         7.77            409
Landmark - 7% Solution                                                                3,796         7.76             29
                                                                                                           ----------------
                                                                                                              $   5,219
                                                                                                           ================

PILGRIM MAGNACAP
Contracts in accumulation period:
DVA                                                                                  14,602        $9.38      $     137
DVA Plus - Standard (pre February 2000)                                               1,128         9.36             11
DVA Plus - Standard (post January 2000 and post 2000)                                 3,691         9.36             35
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              38,846         9.35            363
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      91,138         9.35            852
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             7,517         9.34             70
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,693         9.34             44
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,170         9.34            263
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   76,115         9.33            710
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            24,770         9.33            231
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April  2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             102,247         9.33            954
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     117,705         9.32          1,097
Access - Annual Ratchet (post April 2001)                                            11,483         9.31            107

                                                                 76


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM MAGNACAP (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 10,474        $9.31      $      98
Access - 7% Solution (post April 2001)                                                4,684         9.31             44
Access  - Max 7 (post April 2001)                                                    11,700         9.30            109
Value                                                                                 1,964         9.39             18
ES II - Max 7 (post 2000), Generations - Max 7                                       19,437         9.33            181
Landmark - 7% Solution                                                                6,880         9.32             64
VA Option I                                                                             549         9.38              5
VA Option II                                                                             97         9.36              1
VA Bonus Option I                                                                       869         9.35              8
                                                                                                           ----------------
                                                                                                              $   5,402
                                                                                                           ================

PILGRIM SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                   3,234        $8.35      $      27
DVA Plus - Standard (pre February 2000)                                               3,816         8.34             32
DVA Plus - Standard (post January 2000 and post 2000)                                20,998         8.34            175
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             180,638         8.33          1,505
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     267,587         8.32          2,226
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            61,323         8.32            510
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            59,195         8.32            492
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           111,946         8.32            931
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  188,337         8.31          1,565
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            79,269         8.31            659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             222,328         8.30          1,845

                                                                 77


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM SMALLCAP OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     253,382        $8.30      $   2,103
Access - Annual Ratchet (post April 2001)                                            21,419         8.30            178
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 45,115         8.29            374
Access - 7% Solution (post April 2001)                                                6,290         8.29             52
Access  - Max 7 (post April 2001)                                                    29,301         8.28            242
Value                                                                                16,287         8.36            136
ES II - Max 7 (post 2000), Generations - Max 7                                      141,397         8.30          1,174
Landmark - 7% Solution                                                               25,433         8.30            211
                                                                                                           ----------------
                                                                                                              $  14,437
                                                                                                           ================
PILGRIM CONVERTIBLE CLASS
Contracts in accumulation period:
VA Option I                                                                              37       $10.52      $       -
VA Option II                                                                         12,767        10.51            134
VA Bonus Option I                                                                     2,059        10.50             22
VA Bonus Option II                                                                    2,911        10.48             31
VA Bonus Option III                                                                     415        10.47              4
Advantage Option I                                                                      246        10.46              3
                                                                                                           ----------------
                                                                                                              $     194
                                                                                                           ================

PILGRIM GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                           4,658       $10.45      $      48
VA Option II                                                                          4,575        10.43             48
VA Option III                                                                         1,794        10.43             19
VA Bonus Option I                                                                     2,452        10.42             26
VA Bonus Option II                                                                      826        10.41              8
VA Bonus Option III                                                                     508        10.40              5
Advantage Option III                                                                    172        10.37              2
                                                                                                           ----------------
                                                                                                              $     156
                                                                                                           ================

PILGRIM LARGECAP GROWTH
Contracts in accumulation period:
VA Option I                                                                           2,762        $9.62      $      27
VA Option II                                                                         10,314         9.60             99
VA Option III                                                                         2,947         9.60             28
VA Bonus Option I                                                                    19,732         9.59            189
VA Bonus Option II                                                                   19,228         9.58            184
VA Bonus Option III                                                                     661         9.57              6
                                                                                                           ----------------
                                                                                                              $     533
                                                                                                           ================


                                                                 78


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO HIGH YIELD BOND
Contracts in accumulation period:
DVA 80                                                                                    1       $10.33      $       -
DVA                                                                                  90,862        10.25            931
DVA Series 100                                                                          944        10.12             10
DVA Plus - Standard (pre February 2000)                                             287,228        10.16          2,918
DVA Plus - Standard (post January 2000 and post 2000)                               199,285        10.14          2,021
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,836,178        10.10         58,945
DVAPlus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution  (post
   2000),  Access - Standard  (post January 2000 and post 2000),  Premium Plus -
   Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,641,283        10.08         26,624
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,198,237        10.05         32,142
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           673,993        10.03          6,760
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           581,040        10.01          5,816
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                5,191,930         9.99         51,867
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           489,627         9.97          4,882
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,847,565         9.95         18,383
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,858,684         9.91         18,420
Access - Annual Ratchet (post April 2001)                                            54,726         9.86            540
Access - Max 5.5 (post April 2001), Landmark - Max 7                                118,177         9.84          1,163
Access - 7% Solution (post April 2001)                                               27,443         9.82            269
Access  - Max 7 (post April 2001)                                                    92,431         9.79            905
Value                                                                                56,470        10.30            582
Access One                                                                              178        10.44              2
ES II - Max 7 (post 2000), Generations - Max 7                                      217,554         9.93          2,160
Landmark - 7% Solution                                                               42,157         9.88            417

                                                                 79


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO HIGH YIELD BOND (CONTINUED)
VA Option I                                                                           1,801       $10.27      $      18
VA Option II                                                                          7,569        10.16             77
VA Option III                                                                           437        10.10              4
VA Bonus Option I                                                                    18,670        10.08            188
VA Bonus Option II                                                                   21,063         9.97            210
VA Bonus Option III                                                                   8,662         9.91             86
Advantage Option I                                                                      263         9.81              3
                                                                                                           ----------------
                                                                                                              $ 236,343
                                                                                                           ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                  398       $10.46      $       4
DVA                                                                                  99,953        10.39          1,038
DVA Series 100                                                                        2,440        10.25             25
DVA Plus - Standard (pre February 2000)                                             218,233        10.29          2,246
DVA Plus - Standard (post January 2000 and post 2000)                               146,243        10.27          1,502
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,825,877        10.24         59,657
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,222,192        10.21         22,688
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         4,054,658        10.18         41,276
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           614,802        10.16          6,246
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           468,627        10.14          4,752
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                6,171,296        10.12         62,453
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           441,295        10.10          4,457
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,789,954        10.08         18,043

                                                                 80


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,325,932       $10.04      $  13,312
Access - Annual Ratchet (post April 2001)                                            10,158         9.99            101
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 61,575         9.97            614
Access - 7% Solution (post April 2001)                                               20,309         9.95            202
Access  - Max 7 (post April 2001)                                                    74,639         9.91            740
Value                                                                                15,385        10.42            160
ES II - Max 7 (post 2000), Generations - Max 7                                      126,058        10.06          1,268
Landmark - 7% Solution                                                               28,122        10.01            281
                                                                                                           ----------------
                                                                                                              $ 241,065
                                                                                                           ================

PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   7,943        $6.34      $      50
DVA Plus - Standard (pre February 2000)                                              17,257         6.31            109
DVA Plus - Standard (post January 2000 and post 2000)                               136,978         6.31            864
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,264,693         6.30          7,968
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,272,891         6.29          8,007
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           417,345         6.28          2,621
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           244,934         6.28          1,538
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           201,082         6.27          1,261
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,001,521         6.26          6,270
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           273,111         6.26          1,710
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,102,268         6.25          6,889

                                                                 81


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PRUDENTIAL JENNISON (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,029,815        $6.24      $   6,426
Access - Annual Ratchet (post April 2001)                                            21,785         6.23            136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 70,772         6.22            440
Access - 7% Solution (post April 2001)                                               14,542         6.22             91
Access  - Max 7 (post April 2001)                                                    88,316         6.21            549
Value                                                                                 6,717         6.35             43
ES II - Max 7 (post 2000), Generations - Max 7                                      107,206         6.25            670
Landmark - 7% Solution                                                               28,394         6.23            177
VA Option I                                                                             159         6.34              1
VA Option II                                                                          3,710         6.31             24
VA Bonus Option I                                                                     6,637         6.29             42
VA Bonus Option II                                                                   13,955         6.26             87
VA Bonus Option III                                                                   1,752         6.24             11
Advantage Option I                                                                    1,081         6.21              7
                                                                                                           ----------------
                                                                                                              $  45,991
                                                                                                           ================

SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                     305        $5.44      $       2
DVA Plus - Standard (pre February 2000)                                              15,970         5.42             87
DVA Plus - Standard (post January 2000 and post 2000)                                67,611         5.42            367
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             294,591         5.41          1,594
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     385,100         5.41          2,083
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           101,972         5.40            551
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            42,845         5.40            231
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           109,343         5.39            589

                                                                 82


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  214,255        $5.39      $   1,155
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           146,026         5.39            787
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             212,147         5.38          1,141
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     320,127         5.37          1,719
Access - Annual Ratchet (post April 2001)                                            11,907         5.36             64
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 86,395         5.36            463
Access - 7% Solution (post April 2001)                                                3,450         5.36             19
Access  - Max 7 (post April 2001)                                                    24,815         5.35            133
Value                                                                                22,797         5.44            124
ES II - Max 7 (post 2000), Generations - Max 7                                       19,406         5.38            104
Landmark - 7% Solution                                                               14,879         5.37             80
VA Option I                                                                             131         5.44              1
VA Option II                                                                            419         5.42              2
VA Bonus Option I                                                                     1,922         5.41             10
VA Bonus Option II                                                                      141         5.39              1
VA Bonus Option III                                                                     466         5.37              3
                                                                                                           ----------------
                                                                                                              $  11,310
                                                                                                           ================

APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                            415       $17.22      $       7
Granite PrimElite - Annual Ratchet                                                   41,993        17.07            716
                                                                                                           ----------------
                                                                                                              $     723
                                                                                                           ================

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                          4,203       $11.94      $      50
Granite PrimElite - Annual Ratchet                                                   27,019        11.82            320
                                                                                                           ----------------
                                                                                                              $     370
                                                                                                           ================

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                          2,902       $19.35      $      56
Granite PrimElite - Annual Ratchet                                                   26,471        19.16            507
                                                                                                           ----------------
                                                                                                              $     563
                                                                                                           ================


                                                                 83


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                          1,951       $12.16      $      24
Granite PrimElite - Annual Ratchet                                                   22,932        12.04            276
                                                                                                           ----------------
                                                                                                              $     300
                                                                                                           ================

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                          9,433       $12.68      $     120
Granite PrimElite - Annual Ratchet                                                    8,053        12.55            101
                                                                                                           ----------------
                                                                                                              $     221
                                                                                                           ================

ASSET ALLOCATION
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              12,953        $9.84      $     127
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      71,708         9.83            705
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             4,757         9.80             47
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             9,458         9.79             93
   Solution (post January 2000 and post 2000)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   17,516         9.77            171
   Premium Plus - Max 5.5 (post January 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              11,977         9.75            117
                                                                                                           ----------------
                                                                                                              $   1,260
                                                                                                           ================


                                                                 84


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EQUITY
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               6,687        $9.21      $      62
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      47,169         9.20            434
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            10,523         9.18             97
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000), Premium Plus
   - Annual Ratchet (post January 2000), Premium Plus - 5.5%
   Solution (post January 2000 and post 2000)                                         3,013         9.17             28
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
   2000), Premium Plus - Annual Ratchet (post 2000),
   Premium Plus - Max 5.5 (post January 2000)                                         5,671         9.14             52
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              14,708         9.12            134
                                                                                                           ----------------
                                                                                                              $     807
                                                                                                           ================

GALAXY GROWTH AND INCOME
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               5,565       $10.40            $58
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       7,205        10.39             75
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                               896        10.37              9
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             1,438        10.35             15
   Solution (post January 2000 and post 2000)

                                                                 85


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GALAXY GROWTH AND INCOME (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                    3,507       $10.33      $      36
   Premium Plus - Max 5.5 (post January 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 785        10.31              8
                                                                                                           ----------------
                                                                                                              $     201
                                                                                                           ================

HIGH QUALITY BOND
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               8,082       $11.70      $      95
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       2,443        11.69             29
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               959        11.65             11
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               1,476        11.60             17
                                                                                                           ----------------
                                                                                                              $     152
                                                                                                           ================

SMALL COMPANY GROWTH
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               1,744       $13.14      $      23
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       1,321        13.12             17
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution                1,508        13.09             20
   (pre February 2000), ES II - 5.5% Solution (post 2000)


                                                                 86


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL COMPANY GROWTH (CONTINUED)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               973       $13.08      $      13
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 792        13.02             10
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                          99        12.99              1
                                                                                                           ----------------
                                                                                                              $      84
                                                                                                           ================

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               508       $10.01      $       5
   Solution (post January 2000 and post 2000)
VA Option I                                                                          10,325        10.05            104
VA Option II                                                                          3,654        10.03             37
VA Option III                                                                         5,388        10.03             54
VA Bonus Option I                                                                    10,643        10.02            107
VA Bonus Option II                                                                   17,506        10.01            175
VA Bonus Option III                                                                   5,924        10.00             59
Advantage Option I                                                                      669         9.99              6
Advantage Option II                                                                   4,856         9.98             48
                                                                                                           ----------------
                                                                                                              $     595
                                                                                                           ================

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                          20,342        $9.61      $     195
VA Option II                                                                         31,407         9.60            302
VA Option III                                                                         6,642         9.60             64
VA Bonus Option I                                                                    47,693         9.59            457
VA Bonus Option II                                                                   55,989         9.58            536
VA Bonus Option III                                                                  10,312         9.57             99
                                                                                                           ----------------
                                                                                                              $   1,653
                                                                                                           ================


                                                                 87


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PREMIER GROWTH
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               321        $9.55      $       3
   Solution (post January 2000 and post 2000)
VA Option I                                                                           7,037         9.58             68
VA Option II                                                                         44,632         9.57            427
VA Option III                                                                         3,508         9.57             34
VA Bonus Option I                                                                    20,008         9.56            191
VA Bonus Option II                                                                   27,531         9.55            263
VA Bonus Option III                                                                   5,206         9.54             50
Advantage Option I                                                                      773         9.53              7
Advantage Option II                                                                   5,078         9.52             48
                                                                                                           ----------------
                                                                                                              $   1,091
                                                                                                           ================

GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                         393,214       $10.28   $      4,042
VA Option II                                                                        240,885        10.27          2,474
VA Option III                                                                       118,456        10.27          1,217
VA Bonus Option I                                                                                  10.26         10,440
                                                                                  1,017,518
VA Bonus Option II                                                                  721,740        10.25          7,398
VA Bonus Option III                                                                 517,235        10.24          5,297
                                                                                                           ----------------
                                                                                                              $  30,868
                                                                                                           ================

GET FUND - SERIES P
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            71,533       $10.02      $     717
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              10,501        10.01            105
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         3,705        10.01             37
VA Option I                                                                       1,784,901        10.04         17,920
VA Option II                                                                        952,184        10.03          9,550
VA Option III                                                                       514,337        10.02          5,154
VA Bonus Option I                                                                 5,669,614        10.02         56,810
VA Bonus Option II                                                                3,733,809        10.01         37,376
VA Bonus Option III                                                               2,357,273        10.01         23,596
Advantage Option I                                                                  114,881        10.00          1,149
Advantage Option II                                                                  35,943         9.99            359
Advantage Option III                                                                 27,231         9.99            272
                                                                                                           ----------------
                                                                                                              $ 153,045
                                                                                                           ================


                                                                 88


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GET FUND - SERIES Q
Contracts in accumulation period:
VA Option I                                                                          24,230       $10.00      $     242
VA Option II                                                                         21,339        10.00            213
VA Bonus Option I                                                                    45,829        10.00            458
VA Bonus Option II                                                                   87,706        10.00            877
VA Bonus Option III                                                                  11,367        10.00            114
                                                                                                           ----------------
                                                                                                              $   1,904
                                                                                                           ================
VALUE OPPORTUNITY
Contracts in accumulation period:
VA Option I                                                                           1,584        $9.04      $      14
VA Option II                                                                          1,858         9.03             17
VA Bonus Option I                                                                    10,936         9.02             99
VA Bonus Option II                                                                   15,561         9.01            140
VA Bonus Option III                                                                   3,112         9.00             28
                                                                                                           ----------------
                                                                                                              $     298
                                                                                                           ================

INDEX PLUS LARGE CAP
Contracts in accumulation period:
VA Option I                                                                          16,897        $9.40      $     159
VA Option II                                                                          7,036         9.38             66
VA Option III                                                                        24,809         9.39            233
VA Bonus Option I                                                                    27,003         9.38            253
VA Bonus Option II                                                                    6,121         9.36             57
VA Bonus Option III                                                                   4,667         9.36             44
                                                                                                           ----------------
                                                                                                              $     812
                                                                                                           ================

INDEX PLUS MID CAP
Contracts in accumulation period:
VA Option I                                                                          25,943        $9.91      $     257
VA Option II                                                                         10,835         9.90            107
VA Option III                                                                         3,276         9.90             32
VA Bonus Option I                                                                    14,892         9.89            147
VA Bonus Option II                                                                   23,563         9.87            233
VA Bonus Option III                                                                   4,407         9.87             44
                                                                                                           ----------------
                                                                                                              $     820
                                                                                                           ================

INDEX PLUS SMALL CAP
Contracts in accumulation period:
VA Option I                                                                          18,193       $10.11      $     184
VA Option II                                                                          6,817        10.10             69
VA Option III                                                                           795        10.11              8
VA Bonus Option I                                                                    28,552        10.09            288
VA Bonus Option II                                                                    7,283        10.07             73
VA Bonus Option III                                                                   5,763        10.07             58
                                                                                                           ----------------
                                                                                                              $     680
                                                                                                           ================

                                                                 89


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              16,786       $10.99      $     184
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      23,503        10.99            258
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            77,645        10.99            853
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             1,822        10.99             20
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             9,170        10.99            101
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   51,753        10.99            569
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             4,183        10.99             46
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               7,111        10.98             78
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     119,539        10.98          1,313
Access - Annual Ratchet (post April 2001)                                               270        10.98              3
Access - 7% Solution (post April 2001)                                                  228        10.98              3
Access  - Max 7 (post April 2001)                                                       724        10.97              8
ES II - Max 7 (post 2000), Generations - Max 7                                        7,383        10.98             81
Landmark - 7% Solution                                                                1,155        10.98             13
VA Option I                                                                             982        11.00             11
VA Bonus Option I                                                                       167        10.99              2
VA Bonus Option III                                                                     670        10.98              7
                                                                                                           ----------------
                                                                                                              $   3,550
                                                                                                           ================


                                                                 90


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


AIM V.I. GROWTH
Contracts in accumulation period:
VA Option I                                                                             309       $10.35      $       3
VA Option II                                                                          7,677        10.34             79
VA Bonus Option II                                                                   34,765        10.33            359
VA Bonus Option III                                                                     146        10.32              2
                                                                                                           ----------------
                                                                                                              $     443
                                                                                                           ================

BRINSON TACTICAL ALLOCATION
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               536        $9.39      $       5
   Solution (post January 2000 and post 2000)
VA Option I                                                                          31,473         9.42            296
VA Option II                                                                          4,853         9.41             46
VA Option III                                                                         1,093         9.41             10
VA Bonus Option I                                                                    16,438         9.40            155
VA Bonus Option II                                                                   24,146         9.38            226
VA Bonus Option III                                                                   4,485         9.38             42
Advantage Option I                                                                      713         9.37              7
                                                                                                           ----------------
                                                                                                              $     787
                                                                                                           ================

EQUITY-INCOME
Contracts in accumulation period:
VA Option I                                                                          26,225        $9.61      $     252
VA Option II                                                                         21,430         9.60            206
VA Option III                                                                         6,165         9.60             59
VA Bonus Option I                                                                    99,509         9.59            954
VA Bonus Option II                                                                   39,753         9.57            380
VA Bonus Option III                                                                   9,493         9.57             91
Advantage Option I                                                                      681         9.55              7
                                                                                                           ----------------
                                                                                                              $   1,949
                                                                                                           ================

GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 652        $9.25      $       6
VA Option I                                                                          14,042         9.29            130
VA Option II                                                                          9,484         9.28             88
VA Option III                                                                         3,394         9.29             32
VA Bonus Option I                                                                    21,879         9.27            203
VA Bonus Option II                                                                   16,676         9.26            154
VA Bonus Option III                                                                   8,648         9.25             80
                                                                                                           ----------------
                                                                                                              $     693
                                                                                                           ================

                                                                 91


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CONTRAFUND
Contracts in accumulation period:
VA Option I                                                                          23,962        $9.73      $     233
VA Option II                                                                         31,173         9.71            303
VA Option III                                                                           309         9.72              3
VA Bonus Option I                                                                    23,738         9.70            230
VA Bonus Option II                                                                   34,448         9.69            334
VA Bonus Option III                                                                   8,281         9.68             80
                                                                                                           ----------------
                                                                                                              $   1,183
                                                                                                           ================

FINANCIAL SERVICES
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               2,766        $9.37      $      26
DVA Plus - Standard (post January 2000 and post 2000)                                 4,734         9.37             44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              28,966         9.37            272
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      37,443         9.36            350
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            23,862         9.36            223
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             8,703         9.36             81
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,433         9.35             51
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   45,911         9.35            429
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             3,522         9.35             33
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              18,560         9.35            174
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      18,432         9.34            172


                                                                 92


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


FINANCIAL SERVICES (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  3,260        $9.33      $      30
Access - 7% Solution (post April 2001)                                                3,752         9.33             35
Access  - Max 7 (post April 2001)                                                       107         9.33              1
ES II - Max 7 (post 2000), Generations - Max 7                                          677         9.35              6
Landmark - 7% Solution                                                                1,385         9.34             13
VA Option I                                                                           7,644         9.39             72
VA Option II                                                                          8,008         9.37             75
VA Option III                                                                         1,095         9.37             10
VA Bonus Option I                                                                     9,779         9.36             92
VA Bonus Option II                                                                   17,709         9.35            166
VA Bonus Option III                                                                   4,900         9.34             46
Advantage Option I                                                                      277         9.33              3
                                                                                                           ----------------
                                                                                                              $   2,404
                                                                                                           ================

HEALTH SCIENCES
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               9,245       $10.28      $      95
DVA Plus - Standard (post January 2000 and post 2000)                                 2,712        10.28             28
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              20,414        10.27            209
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      38,465        10.27            395
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           110,902        10.26          1,138
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             3,132        10.26             32
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             7,400        10.26             76
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  367,187        10.26          3,767
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            16,015        10.26            164

                                                                 93


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


HEALTH SCIENCES (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              25,836       $10.25      $     265
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     289,358        10.25          2,966
Access - Annual Ratchet (post April 2001)                                               332        10.24              3
Access - Max 5.5 (post April 2001), Landmark - Max 7                                    466        10.24              5
Access - 7% Solution (post April 2001)                                                1,063        10.24             11
Access  - Max 7 (post April 2001)                                                     5,379        10.23             55
ES II - Max 7 (post 2000), Generations - Max 7                                       81,775        10.25            838
Landmark - 7% Solution                                                                1,482        10.24             15
VA Option I                                                                           7,242        10.29             74
VA Option II                                                                         11,285        10.28            116
VA Option III                                                                         3,081        10.28             32
VA Bonus Option I                                                                    11,674        10.27            120
VA Bonus Option II                                                                   13,222        10.25            136
VA Bonus Option III                                                                  24,044        10.25            246
Advantage Option I                                                                      252        10.23              2
Advantage Option III                                                                    173        10.22              2
                                                                                                           ----------------
                                                                                                              $  10,790
                                                                                                           ================

UTILITIES
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               5,342        $8.11      $      43
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       8,160         8.11             66
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               18,794         8.10            152
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               960         8.10              8
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,002         8.10              8

                                                                 94


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


UTILITIES (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                    6,689        $8.10      $      54
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             3,860         8.09             31
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              16,134         8.09            131
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      23,627         8.09            191
ES II - Max 7 (post 2000), Generations - Max 7                                        1,176         8.09             10
VA Option I                                                                           3,379         8.13             28
VA Option II                                                                          4,483         8.11             36
VA Option III                                                                           183         8.11              1
VA Bonus Option I                                                                    17,386         8.11            141
VA Bonus Option II                                                                    1,036         8.09              8
VA Bonus Option III                                                                   6,868         8.09             56
                                                                                                           ----------------
                                                                                                              $     964
                                                                                                           ================

JANUS ASPEN WORLDWIDE GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 661        $9.35      $       6
VA Option I                                                                          32,123         9.39            302
VA Option II                                                                         16,977         9.37            159
VA Option III                                                                         4,296         9.38             40
VA Bonus Option I                                                                    57,358         9.36            537
VA Bonus Option II                                                                   13,913         9.35            130
VA Bonus Option III                                                                  12,779         9.34            119
Advantage Option I                                                                      281         9.33              3
Advantage Option II                                                                     275         9.32              2
                                                                                                           ----------------
                                                                                                              $   1,298
                                                                                                           ================


                                                                 95


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PPI MFS CAPITAL OPPORTUNITIES
Contracts in accumulation period:
VA Option I                                                                           3,867        $8.93      $      34
VA Option II                                                                          8,088         8.92             72
VA Option III                                                                         2,330         9.91             23
VA Bonus Option I                                                                    18,641         8.91            166
VA Bonus Option II                                                                   39,763         8.89            353
VA Bonus Option III                                                                   5,621         8.89             50
                                                                                                           ----------------
                                                                                                              $     698
                                                                                                           ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                              11,177        $9.39      $     105
DVA Plus - Standard (post January 2000 and post 2000)                                 4,693         9.39             44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              27,047         9.39            254
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       5,663         9.38             53
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               14,633         9.38            137
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,756         9.38             45
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             9,738         9.37             91
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   27,155         9.37            254
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             2,197         9.37             21
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              22,142         9.37            207

                                                                 96


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIONEER FUND VCT (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      47,468        $9.36      $     444
ES II - Max 7 (post 2000), Generations - Max 7                                          161         9.37              2
VA Option I                                                                          17,258         9.41            162
VA Option II                                                                         11,820         9.39            111
VA Option III                                                                         3,571         9.40             34
VA Bonus Option I                                                                     9,143         9.38             86
VA Bonus Option II                                                                   19,587         9.37            184
VA Bonus Option III                                                                   4,340         9.36             41
                                                                                                           ----------------
                                                                                                              $   2,275
                                                                                                           ================

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               536        $9.58      $       5
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 655         9.57              6
VA Option I                                                                          16,862         9.61            162
VA Option II                                                                         11,516         9.60            111
VA Option III                                                                         1,955         9.60             19
VA Bonus Option I                                                                    26,083         9.59            250
VA Bonus Option II                                                                   18,597         9.58            178
VA Bonus Option III                                                                  17,291         9.57            166
Advantage Option I                                                                    4,125         9.56             39
Advantage Option III                                                                    186         9.54              2
                                                                                                           ----------------
                                                                                                              $     938
                                                                                                           ================

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               5,621       $10.72      $      60
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             170,277        10.72          1,825
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      98,183        10.71          1,052

                                                                 97


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIONEER MID-CAP VALUE VCT (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               27,109       $10.71      $     290
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,960        10.71             53
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,577        10.71             71
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   55,679        10.71            596
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             5,379        10.71             58
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              23,811        10.71            255
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      72,421        10.71            776
Access - Annual Ratchet (post April 2001)                                               661        10.70              7
Access  - Max 7 (post April 2001)                                                       598        10.70              6
ES II - Max 7 (post 2000), Generations - Max 7                                        6,479        10.71             69
Landmark - 7% Solution                                                                1,969        10.70             21
                                                                                                           ----------------
                                                                                                              $   5,139
                                                                                                           ================

BULL
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               8,366        $8.90      $      74
DVA Plus - Standard (post January 2000 and post 2000)                                10,121         8.90             90
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             805,047         8.90          7,165
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000), Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     267,236         8.89          2,376


                                                                 98


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


BULL (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           256,466        $8.88      $   2,277
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           117,895         8.88          1,047
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            92,174         8.88            818
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  353,534         8.88          3,139
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            27,581         8.87            245
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             244,571         8.87          2,169
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     103,369         8.87            917
Access - Annual Ratchet (post April 2001)                                             5,613         8.86             50
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  1,813         8.85             16
Access - 7% Solution (post April 2001)                                                  901         8.85              8
Access  - Max 7 (post April 2001)                                                     4,584         8.84             40
ES II - Max 7 (post 2000), Generations - Max 7                                       15,636         8.87            139
Landmark - 7% Solution                                                                1,491         8.86             13
                                                                                                           ----------------
                                                                                                              $  20,583
                                                                                                           ================

SMALL-CAP
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                              46,913        $9.44      $     443
DVA Plus - Standard (post January 2000 and post 2000)                                13,767         9.44            130
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,134,989         9.43         10,703
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     403,215         9.43          3,802


                                                                 99


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL-CAP (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               67,787        $9.42      $     639
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            43,781         9.42            412
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,942         9.41            178
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  128,298         9.41          1,207
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            19,151         9.41            180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             132,360         9.41          1,246
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      47,995         9.40            451
Access - Annual Ratchet (post April 2001)                                            12,960         9.39            122
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 12,110         9.39            114
Access - 7% Solution (post April 2001)                                                4,031         9.38             38
Access  - Max 7 (post April 2001)                                                     3,530         9.38             33
Value                                                                                   698         9.46              7
ES II - Max 7 (post 2000), Generations - Max 7                                       21,722         9.40            204
Landmark - 7% Solution                                                                6,232         9.39             59
                                                                                                           ----------------
                                                                                                              $  19,968
                                                                                                           ================

EUROPE 30
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 and post 2000)                                 5,341        $8.27      $      44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               8,429         8.27             70
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     568,995         8.26          4,701


                                                                100


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EUROPE 30 (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             5,726        $8.26      $      47
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,340         8.26             36
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            14,669         8.25            121
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   13,357         8.25            110
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            38,959         8.25            322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              39,269         8.24            324
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      19,682         8.24            162
Access - Annual Ratchet (post April 2001)                                            15,189         8.23            125
Access - 7% Solution (post April 2001)                                                7,153         8.22             59
Access  - Max 7 (post April 2001)                                                    15,212         8.22            125
Value                                                                                   746         8.29              6
ES II - Max 7 (post 2000), Generations - Max 7                                        6,318         8.24             52
Landmark - 7% Solution                                                                  901         8.23              8
                                                                                                           ----------------
                                                                                                              $   6,312
                                                                                                           ================

PUTNAM GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                           8,202        $9.50      $      78
VA Option II                                                                          5,020         9.48             48
VA Option III                                                                           109         9.48              1
VA Bonus Option I                                                                     8,318         9.47             79
VA Bonus Option II                                                                    9,657         9.46             91
VA Bonus Option III                                                                  11,884         9.45            112
Advantage Option I                                                                    5,022         9.25             46
                                                                                                           ----------------
                                                                                                              $     455
                                                                                                           ================


                                                                101


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                          20,630        $9.49      $     196
VA Option II                                                                          5,921         9.47             56
VA Option III                                                                         2,520         9.47             24
VA Bonus Option I                                                                    20,019         9.46            189
VA Bonus Option II                                                                    6,330         9.45             60
VA Bonus Option III                                                                   8,360         9.44             79
                                                                                                           ----------------
                                                                                                              $     604
                                                                                                           ================

VOYAGER
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 686        $8.74      $       6
VA Option I                                                                          14,754         8.77            129
VA Option II                                                                          9,782         8.76             85
VA Option III                                                                           495         8.76              4
VA Bonus Option I                                                                    26,612         8.75            233
VA Bonus Option II                                                                    4,333         8.74             38
VA Bonus Option III                                                                   8,442         8.73             74
Advantage Option II                                                                     884         8.71              8
                                                                                                           ----------------
                                                                                                              $     577
                                                                                                           ================





                                                                102


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)


7. UNIT SUMMARY

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the year ended December 31, 2001, along with unit values for the year ended December 31, 2000, follows:

                                                       At December 31, 2000                 At December 31, 2001
                                                  --------------------------------------------------------------------------------



                                                    Unit Fair Value lowest      Units         Unit Fair Value      Net Assets
                    Division                              to highest            (000s)       lowest to highest       (000s)
                                                    ------------------------ -------------  -------------------- ---------------
The GCG Trust:
      Liquid Asset Division                            $14.50 to $16.61          69,541      $13.62 to $17.79      $1,071,485
      Limited Maturity Bond Division                   $16.67 to $19.77          19,509      $17.02 to $21.41         364,062
      Large Cap Value Division                         $10.50 to $10.59          27,628       $9.85 to $10.20         275,489
      Hard Assets Division                             $15.34 to $17.52           2,395      $12.63 to $15.27          33,209
      All Cap Division                                 $11.54 to $11.65          25,814      $11.46 to $11.76         299,314
      Real Estate Division                             $25.04 to $28.59           4,535      $25.36 to $31.90         126,169
      Fully Managed Division                           $24.47 to $27.95          23,375      $25.20 to $30.47         644,971
      Equity Income Division                           $22.48 to $26.61          17,698       $21.34 to 26.84         416,763
      Capital Appreciation Division                    $24.06 to $26.49          20,717      $19.84 to $22.87         440,209
      Rising Dividends Division                        $24.00 to $26.02          34,270       $20.13 to 23.30         732,049
      Value Equity Division                            $18.85 to $20.15          10,991      $17.24 to $19.10         199,039
      Strategic Equity Division                        $18.40 to $19.51          17,855      $13.92 to $15.26         259,382
      Small Cap Division                               $17.94 to $19.25          27,165      $16.97 to $18.87         480,513
      Managed Global Division                          $19.34 to $21.72          14,451      $16.18 to $19.04         250,388
      Mid-Cap Growth Division                          $40.98 to $43.92          29,521      $29.92 to $34.01         928,290
      Capital Growth Division                          $16.80 to $17.71          27,303       $13.93 to 15.15         395,434
      Research Division                                $25.56 to $27.39          31,622      $19.19 to $21.34         637,711
      Total Return Division                            $20.10 to $21.54          39,136      $18.90 to $21.94         793,394
      Growth Division                                  $21.49 to $22.98          66,921      $14.41 to $15.95       1,002,892
      Core Bond Division                               $11.37 to $12.19           9,873      $11.14 to $12.39         114,996
      Developing World Division                         $7.47 to $7.71           10,141       $6.85 to $7.25           71,466
      Asset Allocation Growth Division                  $9.37 to $9.38            5,718       $8.55 to $8.70           49,242
      Diversified Mid-Cap Division                      $9.87 to $9.88            6,381       $8.99 to $9.15           57,814
      Investors Division                               $11.21 to $11.31           8,646      $10.45 to $10.73          91,400
      Growth and Income Division                        $9.93 to $9.96           10,487       $8.78 to $8.93           92,720
      Special Situations Division                       $8.88 to $8.89            2,932       $8.23 to $8.38           24,325
      Internet Tollkeeper Division                                                  709       $7.57 to $7.64            5,389
      International Equity Division                    $11.23 to $11.73          16,734       $8.37 to $8.98          144,061
Pilgrim Variable Insurance Trust:
      Pilgrim Worldwide Growth Division                 $8.72 to $8.78            2,863       $6.92 to $7.08           20,014
      Pilgrim Growth Opportunities Division                    -                    671       $7.75 to $7.82            5,219
      Pilgrim MagnaCap Division                                -                    579       $9.30 to $9.39            5,402
      Pilgrim Small Cap Opportunities Division                 -                  1,737       $8.28 to $8.36           14,437
      Pilgrim Convertible Class Division                       -                     18      $10.46 to $10.52             194
      Pilgrim Growth and Income Division                       -                     15      $10.37 to $10.45             156
      Pilgrim LargeCap Growth Division                         -                     56       $9.57 to $9.62              533
PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Division                    $9.88 to $10.17          23,564       $9.79 to $10.44         236,343
      PIMCO StocksPLUS Growth and Income Division      $11.56 to $11.91          23,718       $9.91 to $10.46         241,065
Prudential Series Fund, Inc.:
      Prudential Jennison Division                      $7.82 to $7.85            7,335       $6.21 to $6.35           45,991
      SP Jennison International Growth Division         $8.55 to $8.57            2,097       $5.35 to $5.44           11,310

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented

                                                                103


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)




                                                       At December 31, 2000                 At December 31, 2001
                                                  --------------------------------------------------------------------------------



                                                    Unit Fair Value lowest      Units         Unit Fair Value      Net Assets
                    Division                              to highest            (000s)       lowest to highest       (000s)
                                                    ------------------------ -------------  -------------------- ---------------


Greenwich Street Series Fund Inc.:
      Appreciation Division                            $18.03 to $18.16              42      $17.07 to $17.22         $   723
Travelers Series Fund Inc.:
      Smith Barney High Income Division                $12.46 to $12.56              31      $11.82 to $11.94             370
      Smith Barney Large Cap Value Division            $21.16 to $21.34              29      $19.16 to $19.35             563
      Smith Barney International All Cap Growth        $17.74 to $17.89              25      $12.04 to $12.16             300
      Division
      Smith Barney Money Market Division               $12.27 to $12.38              17      $12.55 to $12.68             221
The Galaxy VIP Fund:
      Asset Allocation Division                        $10.73 to $10.78             128       $9.75 to $9.84            1,260
      Equity Division                                  $11.36 to $11.41              88       $9.12 to $9.21              807
      Growth and Income Division                       $10.93 to $10.98              19      $10.31 to $10.40             201
      High Quality Bond Division                       $11.04 to $11.05              13      $11.60 to $11.70             152
      Small Company Growth Division                    $13.27 to $13.35               6      $12.99 to $13.14              84
Alliance Variable Products Series Fund, Inc.:
      Alliance Bernstein Value Division                        -                     59       $9.98 to $10.05             595
      Growth and Income Division                               -                    172       $9.57 to $9.61            1,653
      Premier Growth Division                                  -                    114       $9.52 to $9.58            1,091
Aetna Variable Portfolios, Inc.:
      GET Fund - Series N Division                             -                  3,009      $10.24 to $10.28          30,868
      GET Fund - Series P Division                             -                 15,276       $9.99 to $10.04         153,045
      GET Fund - Series Q Division                             -                    190           $10.00                1,904
      Value Opportunity Division                               -                     33       $9.00 to $9.04              298
      Index Plus Large Cap Division                            -                     87       $9.36 to $9.40              812
      Index Plus Mid Cap Division                              -                     83       $9.87 to $9.91              820
      Index Plus Small Cap Division                                                  67      $10.07 to $10.11             680
AIM Variable Insurance Funds, Inc.:
      AIM V.I. Dent Demographic Trends
         Division                                              -                    323      $10.97 to $11.00           3,550
      AIM V.I. Growth Division                                 -                     43      $10.32 to $10.35             443
Brinson Series Trust:
      Brinson Tactical Allocation Division                     -                     84       $9.37 to $9.42              787
Fidelity Variable Insurance Products
      Equity-Income Division                                   -                    203        $9.55 to 9.61            1,949
      Growth Division                                          -                     75       $9.25 to $9.29              693
      Contrafund Division                                      -                    122       $9.68 to $9.73            1,183
INVESCO Variable Investment Funds, Inc.:
      Financial Services Division                              -                    256       $9.33 to $9.39            2,404
      Health Sciences Division                                 -                  1,052      $10.22 to $10.29          10,790
      Utilities Division                                       -                    119       $8.09 to $8.13              964
Janus Aspen Series:
      Janus Aspen Worldwide Growth Division                    -                    139       $9.32 to $9.39            1,298
Portfolio Partners, Inc.:
      PPI MFS Capital Opportunities Division                   -                     78       $8.92 to $9.91              698
Pioneer Variable Contracts Trust:
      Pioneer Fund VCT Division                                -                    243       $9.36 to $9.41            2,275
      Pioneer Small Company VCT Division                       -                     98       $9.54 to $9.61              938
      Pioneer Mid-Cap Value VCT Division                       -                    480      $10.70 to $10.72           5,139
The ProFunds VP:
      Bull Division                                            -                  2,316       $8.84 to $8.92           20,583
      Small-Cap Division                                       -                  2,118       $9.38 to $9.46           19,968
      Europe 30 Division                                       -                    764       $8.22 to $8.29            6,312
Putnam Variable Trust:
      Growth and Income Division                               -                      48      $9.25 to $9.50              455
      International Growth and Income Division                 -                      64      $9.44 to $9.49              604
      Voyager Division                                         -                      66      $8.71 to $8.77              577

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented.

                                                                104


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)

                                                             For the Year Ended December 31, 2001
                                                  ----------------------------------------------------------
                                                                    Mortality,
                                                                 Expense Risk and
                                                                    Asset Based
                                                    Investment     Admin Charges      Total Return lowest
                    Division                       Income Ratio  lowest to highest         to highest
                                                   ------------- ------------------  -----------------------
The GCG Trust:
      Liquid Asset Division                            3.59       0.50% to 2.55%         1.86% to 3.01%
      Limited Maturity Bond Division                   4.84       0.50% to 2.25%         6.78% to 8.30%
      Large Cap Value Division                         0.25       0.50% to 2.25%        -5.43% to -4.44%
      Hard Assets Division                             0.00       0.80% to 2.25%       -13.82% to -12.84%
      All Cap Division                                 1.47       0.90% to 2.25%         0.00% to 0.94%
      Real Estate Division                             4.29       0.50% to 2.25%         6.07% to 7.28%
      Fully Managed Division                           3.34       0.80% to 2.25%         7.85% to 9.02%
      Equity Income Division                           1.95       0.50% to 2.25%        -0.58% to 1.46%
      Capital Appreciation Division                    0.07       0.80% to 2.25%       -14.67% to -13.67%
      Rising Dividends Division                        0.30       0.50% to 2.25%       -13.63% to -12.68%
      Value Equity Division                            0.85       0.80% to 2.25%        -6.21% to -5.21%
      Strategic Equity Division                        0.00       0.80% to 2.25%       -22.66% to -21.78%
      Small Cap Division                               0.13       0.50% to 2.25%        -3.40% to -1.97%
      Managed Global Division                          0.13       0.50% to 2.25%       -13.60% to -12.34%
      Mid-Cap Growth Division                          0.37       0.50% to 2.25%       -25.09% to -24.25%
      Capital Growth Division                          0.00       0.80% to 2.25%       -15.42% to -14.46%
      Research Division                                0.12       0.80% to 2.25%       -22.97% to -22.09%
      Total Return Division                            4.88       0.50% to 2.55%        -1.44% to -0.32%
      Growth Division                                  0.00       0.50% to 2.25%       -31.55% to -30.59%
      Core Bond Division                               0.40       0.80% to 2.25%         0.53% to 1.64%
      Developing World Division                        1.18       0.80% to 2.25%        -7.10% to -5.97%
      Asset Allocation Growth Division                 1.78       0.90% to 2.25%        -8.32% to -7.68%
      Diversified Mid-Cap Division                     0.48       0.90% to 2.25%        -8.41% to -7.79%
      Investors Division                               1.30       0.90% to 2.25%        -6.16% to -5.13%
      Growth and Income Division                       1.02       0.90% to 2.25%       -11.18% to -10.34%
      Special Situations Division                      0.37       0.90% to 2.25%        -6.87% to -6.19%
      Internet Tollkeeper Division                     0.00       0.90% to 2.25%               *
      International Equity Division                    0.00       0.90% to 2.10%       -24.87% to -22.18%
Pilgrim Variable Insurance Trust:
      Pilgrim Worldwide Growth Division                0.00       0.90% to 2.25%       -20.18% to -19.36%
      Pilgrim Growth Opportunities Division            0.00       0.90% to 2.25%               *
      Pilgrim MagnaCap Division                        1.36       0.90% to 2.25%               *
      Pilgrim Small Cap Opportunities Division         0.00       0.90% to 2.25%               *
      Pilgrim Convertible Class Division             -10.36       0.95% to 2.20%               *
      Pilgrim Growth and Income Division               0.92       0.95% to 2.55%               *
      Pilgrim LargeCap Growth Division                 0.00       0.95% to 1.90%               *
PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Division                   7.91       0.50% to 2.25%         0.30% to 1.57%
      PIMCO StocksPLUS Growth and Income Division      4.22       0.80% to 2.25%       -13.15% to -12.17%
Prudential Series Fund, Inc.:
      Prudential Jennison Division                     0.00       0.90% to 2.25%       -20.20% to -19.62%
      SP Jennison International Growth Division        0.24       0.90% to 2.25%       -37.19% to -36.52%

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented

                                                                105


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)


                                                             For the Year Ended December 31, 2001
                                                  ----------------------------------------------------------
                                                                    Mortality,
                                                                 Expense Risk and
                                                                    Asset Based
                                                    Investment     Admin Charges      Total Return lowest
                    Division                       Income Ratio  lowest to highest         to highest
                                                   ------------- ------------------  -----------------------


Greenwich Street Series Fund Inc.:
      Appreciation Division                            1.15%      1.25% to 1.40%        -5.32% to -5.18%
Travelers Series Fund Inc.:
      Smith Barney High Income Division               12.01       1.25% to 1.40%        -5.14% to -4.94%
      Smith Barney Large Cap Value Division            1.39       1.25% to 1.40%        -9.45% to -9.33%
      Smith Barney International All Cap Growth        0.00       1.25% to 1.40%       -32.13% to -32.03%
      Division
      Smith Barney Money Market Division               3.49       1.25% to 1.40%         2.28% to 2.42%
The Galaxy VIP Fund:
      Asset Allocation Division                        2.29       1.40% to 1.80%        -9.13% to -8.72%
      Equity Division                                  0.00       1.40% to 1.80%       -19.72% to -19.28%
      Growth and Income Division                       0.15       1.40% to 1.80%        -5.67% to -5.28%
      High Quality Bond Division                       5.35       1.40% to 1.80%         5.88% to 5.89%
      Small Company Growth Division                    0.00       1.40% to 1.90%        -2.11% to -1.57%
Alliance Variable Products Series Fund, Inc.:
      Alliance Bernstein Value Division                0.00       0.95% to 2.40%               *
      Growth and Income Division                       0.00       0.95% to 1.90%               *
      Premier Growth Division                          0.00       0.95% to 2.40%               *
Aetna Variable Portfolios, Inc.:
      GET Fund - Series N Division                     2.25       0.95% to 1.90%               *
      GET Fund - Series P Division                     0.75       0.95% to 2.55%               *
      GET Fund - Series Q Division                     0.00       0.95% to 1.90%               *
      Value Opportunity Division                       0.00       0.95% to 1.90%               *
      Index Plus Large Cap Division                    2.73       0.95% to 1.90%               *
      Index Plus Mid Cap Division                      0.00       0.95% to 1.90%               *
      Index Plus Small Cap Division                    0.00       0.95% to 1.90%               *
AIM Variable Insurance Funds, Inc.:
      AIM V.I. Dent Demographic Trends
         Division                                      0.00       0.95% to 2.25%               *
      AIM V.I. Growth Division                         1.09       0.95% to 1.90%               *
Brinson Series Trust:
      Brinson Tactical Allocation Division             0.00       0.95% to 2.20%               *
Fidelity Variable Insurance Products
      Equity-Income Division                           0.00       0.95% to 2.20%               *
      Growth Division                                  0.00       0.95% to 1.90%               *
      Contrafund Division                              0.00       0.95% to 1.90%               *
INVESCO Variable Investment Funds, Inc.:
      Financial Services Division                      2.70       0.95% to 2.25%               *
      Health Sciences Division                         3.60       0.95% to 2.55%               *
      Utilities Division                               3.07       0.95% to 1.90%               *
Janus Aspen Series:
      Janus Aspen Worldwide Growth Division            0.33       0.95% to 2.40%               *
Portfolio Partners, Inc.:
      PPI MFS Capital Opportunities Division           0.00       0.95% to 1.90%               *
Pioneer Variable Contracts Trust:
      Pioneer Fund VCT Division                        0.91       0.95% to 1.90%               *
      Pioneer Small Company VCT Division               0.00       0.95% to 2.55%               *
      Pioneer Mid-Cap Value VCT Division               0.00       1.25% to 2.25%               *
The ProFunds VP:
      Bull Division                                    0.00       1.25% to 2.25%               *
      Small-Cap Division                               0.00       1.25% to 2.25%               *
      Europe 30 Division                               0.00       0.90% to 2.25%               *
Putnam Variable Trust:
      Growth and Income Division                       0.00        0.95% to 2.20%              *
      International Growth and Income Division         0.00        0.95% to 1.90%              *
      Voyager Division                                 0.00        0.95% to 2.40%              *

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented.


                                                                106

--------------------------------------------------------------------------------
         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and schedules are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2002

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                  (Dollars in thousands, except per share date)

                                                                        DECEMBER 31,  DECEMBER 31,
                                                                           2001          2000
                                                                        -------------------------
ASSETS
 Investments:
   Fixed maturities, available for sale, at fair value
     (cost: 2001 - $1,982,527; 2000 - $798,751) .....................   $ 1,994,913   $   792,578
   Equity securities, at fair value (cost: 2001 - $74; 2000 - $8,611)            55         6,791
   Mortgage loans on real estate ....................................       213,883        99,916
   Policy loans .....................................................        14,847        13,323
   Short-term investments ...........................................        10,021         5,300
                                                                        -------------------------
Total investments ...................................................     2,233,719       917,908

Cash and cash equivalents ...........................................       195,726       164,682

Reinsurance recoverable .............................................        27,151        19,331

Reinsurance recoverable from affiliates .............................        28,800        14,642

Due from affiliates .................................................            20        38,786

Accrued investment income ...........................................        22,771         9,606

Deferred policy acquisition costs ...................................       709,042       635,147

Value of purchased insurance in force ...............................        20,203        25,942

Current income taxes recoverable ....................................           400           511

Property and equipment, less allowances for depreciation
   of $10,624 in 2001 and $5,638 in 2000 ............................        10,468        14,404

Goodwill, less accumulated amortization of $17,600 in 2001
   and $13,376 in 2000 ..............................................       151,363       155,587

Other assets ........................................................        12,788        32,019

Separate account assets .............................................    10,958,191     9,831,489
                                                                        -------------------------
Total assets ........................................................   $14,370,642   $11,860,054
                                                                        =========================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS-(Continued)

                  (Dollars in thousands, except per share data)

                                                             DECEMBER 31,   DECEMBER 31,
                                                                 2001           2000
                                                             ---------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits:
     Annuity and interest sensitive life products ........   $  2,178,189   $  1,062,891
     Unearned revenue reserve ............................          6,241          6,817
   Other policy claims and benefits ......................            836             82
                                                             ---------------------------
                                                                2,185,266      1,069,790

Surplus notes ............................................        245,000        245,000
Revolving note payable ...................................          1,400             --
Due to affiliates ........................................         25,080         19,887
Deferred income tax liability ............................         12,612          7,377
Other liabilities ........................................        125,264         69,374
Separate account liabilities .............................     10,958,191      9,831,489
                                                             ---------------------------
                                                               13,552,813     11,242,917

Commitments and contingencies

Stockholder's equity:
   Preferred Stock, par value $5,000 per share, authorized
     50,000 shares .......................................             --             --
   Common stock, par value $10 per share, authorized,
     issued, and outstanding 250,000 shares ..............          2,500          2,500
   Additional paid-in capital ............................        780,436        583,640
   Accumulated other comprehensive gain (loss) ...........          3,804         (4,046)
   Retained earnings .....................................         31,089         35,043
                                                             ---------------------------
Total stockholder's equity ...............................        817,829        617,137
                                                             ---------------------------
Total liabilities and stockholder's equity ...............   $ 14,370,642   $ 11,860,054
                                                             ===========================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                              2001         2000         1999
                                                                 -----------------------------------
REVENUES:
   Annuity and interest sensitive life product charges .......   $ 163,805    $ 144,877    $  82,935
   Management fee revenue ....................................      25,079       22,982       11,133
   Net investment income .....................................      94,396       64,140       59,169
   Realized losses on  investments ...........................      (6,470)      (6,554)      (2,923)
                                                                 -----------------------------------
                                                                   276,810      225,445      150,314

Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
     Interest credited to account balances ...................     191,885      183,003      175,257
     Guaranteed benefits reserve change ......................      14,015       12,085           --
     Benefit claims incurred in excess of account balances ...       3,182        4,943        6,370
   Underwriting, acquisition, and insurance expenses:
     Commissions .............................................       2,686        4,836        6,847
     Commissions-- affiliates ................................     229,726      208,883      181,536
     General expenses ........................................     113,259       84,936       60,205
     Insurance taxes, state licenses, and fees ...............       6,610        4,528        3,976
     Policy acquisition costs deferred .......................    (128,249)    (168,444)    (346,396)
     Amortization:
      Deferred policy acquisition costs ......................      45,229       55,154       33,119
      Value of purchased insurance in force ..................       4,403        4,801        6,238
      Goodwill ...............................................       4,224        4,224        4,224
    Expenses and charges reimbursed under modified coinsurance
     agreements ..............................................      (1,085)      (7,030)      (9,247)
    Expenses and charges reimbursed under modified coinsurance
     agreements - affiliates .................................    (224,549)    (218,757)          --
                                                                 -----------------------------------
                                                                   261,336      173,162      122,129

Interest expense .............................................      19,252       19,867        8,894
                                                                 -----------------------------------
                                                                   280,588      193,029      131,023
                                                                 -----------------------------------
Income (loss) before income taxes ............................      (3,778)      32,416       19,291

Income taxes .................................................         176       13,236        8,077
                                                                 -----------------------------------

Net income (loss) ............................................   $  (3,954)   $  19,180    $  11,214
                                                                 ===================================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                             (Dollars in thousands)

                                                                           Accumulated
                                                              Additional      Other                     Total
                                                    Common      Paid-in   Comprehensive   Retained  Stockholder's
                                                     Stock      Capital   Income (Loss)   Earnings     Equity
                                                  -------------------------------------------------------------
Balance at December 31, 1998 ..................   $   2,500    $ 347,640    $    (895)   $   4,649    $ 353,894
   Comprehensive income:
     Net income ...............................          --           --           --       11,214       11,214
     Change in net unrealized
      investment losses .......................          --           --       (8,259)          --       (8,259)
                                                                                                      ---------
   Comprehensive income .......................                                                           2,955
   Contribution of capital ....................          --      121,000           --           --      121,000
                                                  -------------------------------------------------------------
Balance at December 31, 1999 ..................   $   2,500    $ 468,640    $  (9,154)   $  15,863    $ 477,849
   Comprehensive income:
     Net income ...............................          --           --           --       19,180       19,180
     Change in net unrealized
      investment gains ........................          --           --        5,108           --        5,108
                                                                                                      ---------
   Comprehensive income .......................                                                          24,288
   Contribution of capital ....................          --      115,000           --           --      115,000
                                                  -------------------------------------------------------------
Balance at December 31, 2000 ..................   $   2,500    $ 583,640    $  (4,046)   $  35,043    $ 617,137
   Comprehensive income:
     Net loss .................................          --           --           --       (3,954)      (3,954)
     Change in net unrealized
      investment gains ........................          --           --        7,850           --        7,850
                                                                                                      ---------
   Comprehensive income .......................                                                           3,896
   Contribution of capital ....................          --      196,796           --           --      196,796
                                                  -------------------------------------------------------------
Balance at December 31, 2001 ..................   $   2,500    $ 780,436    $   3,804    $  31,089    $ 817,829
                                                  =============================================================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                         2001           2000           1999
                                                           -----------------------------------------
OPERATING ACTIVITIES
Net income (loss) ......................................   $    (3,954)   $    19,180    $    11,214
Adjustments to reconcile net income to net cash
  provided by (used in) operations:
   Adjustments related to annuity and
     interest sensitive life products:
     Interest credited and other charges on
       interest sensitive products .....................       191,885        183,003        175,257
     Charges for mortality and administration ..........          (341)          (313)           524
     Change in unearned revenues .......................          (576)           517          2,460
   Increase in policy liabilities and accruals .........           754             74              8
   Increase in guaranteed benefits reserve .............        28,173         26,727             --
   Decrease (increase) in accrued investment income ....       (13,165)         1,592         (1,553)
   Policy acquisition costs deferred ...................      (128,249)      (168,444)      (346,396)
   Amortization of deferred policy acquisition costs ...        45,229         55,154         33,119
   Amortization of value of purchased
     insurance in force ................................         4,403          4,801          6,238
   Change in other assets, due to/from affiliates, other
     liabilities, and accrued income taxes .............       108,578        (78,482)        24,845
   Provision for depreciation and amortization .........         1,341          9,062          9,296
   Provision for deferred income taxes .................          (606)        13,282          8,077
   Realized losses on investments ......................         6,470          6,554          2,923
                                                           -----------------------------------------
Net cash provided by (used in) operating activities ....       239,942         72,707        (73,988)
                                                           -----------------------------------------

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ...............       880,688        205,136        220,547
   Mortgage loans on real estate .......................       135,996         12,701          6,572
   Equity securities ...................................         6,956          6,128             --
   Policy loans - net ..................................            --            834             --
   Short-term investments - net ........................            --             --            980
                                                           -----------------------------------------
                                                             1,023,640        224,799        228,099
Acquisition of investments:
   Fixed maturities - available for sale ...............    (2,070,849)      (154,028)      (344,587)
   Equity securities ...................................           (40)            --             --
   Mortgage loans on real estate .......................      (250,314)       (12,887)        (9,659)
   Policy loans - net ..................................        (1,524)            --         (2,385)
   Short-term investments - net ........................        (4,721)        (5,300)            --
                                                           -----------------------------------------
                                                            (2,327,448)      (172,215)      (356,631)
Issuance of reciprocal loan agreement receivables ......            --        (16,900)            --
Receipt of repayment of reciprocal loan agreement
  receivables ..........................................            --         16,900             --
Net sale (purchase) of property and equipment ..........         1,248         (3,285)        (8,968)
                                                           -----------------------------------------
Net cash provided by (used in) investing activities ....    (1,302,560)        49,299       (137,500)

See accompanying notes.


                                       6

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                         2001           2000           1999
                                                           -----------------------------------------
FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement
   borrowings with affiliates ..........................   $    69,300    $   178,900    $   396,350
Repayment of reciprocal loan agreement
   borrowings with affiliates ..........................       (69,300)      (178,900)      (396,350)
Proceeds from revolving note payable ...................         3,078         67,200        220,295
Repayment of revolving note payable ....................        (1,678)       (68,600)      (218,895)
Proceeds from surplus note with affiliates .............            --             --        160,000
Receipts from annuity and interest
   sensitive life policies credited to
   account balances ....................................     1,933,148        801,793        773,685
Return of account balances on annuity
   and interest sensitive life policies ................      (134,787)      (141,440)      (146,607)
Net reallocations to separate accounts .................      (902,895)      (825,848)      (650,270)
Contributions of capital by EIC ........................       196,796        115,000        121,000
                                                           -----------------------------------------
Net cash provided by (used in) financing activities ....     1,093,662        (51,895)       259,208
                                                           -----------------------------------------

Increase in cash and cash equivalents ..................        31,044         70,111         47,720
Cash and cash equivalents at
   beginning of period .................................       164,682         94,571         46,851
                                                           -----------------------------------------
Cash and cash equivalents at
   end of period .......................................   $   195,726    $   164,682    $    94,571
                                                           =========================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW
   INFORMATION
Cash paid during the period for:
   Interest ............................................   $    14,955    $    22,444    $     6,392
   Income taxes ........................................            --            957             --

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                December 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES
------------------------------------

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. (EIC). First Golden is licensed to sell insurance products in New York and Delaware. The Companies' variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary, Golden American to another wholly owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware.

On October 24, 1997 ("the merger date"), PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("the merger") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc., a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2001 and 2000, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans on Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

Accounting for Derivative Instruments and Hedging Activities: The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value.

The change in a derivative's fair value is generally to be recognized in current period earnings, unless the derivative is specifically designated as a hedge of an exposure. If certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value hedge or a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives' fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

The Companies occasionally purchase a financial instrument that contains a derivative that is "embedded" in the instrument. The Companies' insurance products are also reviewed to determine whether they contain an embedded derivative. The Companies assess whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. In cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings, or the Companies are unable to reliably identify and measure the embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business have been deferred. Other expenses related to the production of new business that were deferred totaled $28.3 million during 2001, $16.3 million during 2000, and $29.6 million during 1999. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. For additional information, refer to the Pending Accounting Standards disclosure in Note 1.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 12.00% during 2001, 3.00% to 14.00% during 2000 and 3.00% to 11.00% during 1999. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. Under Delaware insurance law, the portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable and fixed insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

NEW ACCOUNTING STANDARDS
Derivatives: As of January 1, 2001, the Companies adopted FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting.

Adoption of FAS No. 133 did not have a material effect on the Companies' financial position or results of operations given the Companies' limited derivative and embedded derivative holdings.

The Companies chose to elect a transition date of January 1, 1999 for embedded derivatives. Therefore, only those derivatives embedded in hybrid instruments issued, acquired or substantively modified by the entity on or after January 1, 1999 are recognized as separate assets or liabilities. The cumulative effect of the accounting change upon adoption was not material.

Recognition of Interest Income and Impairment on Purchased and Beneficial Interests in Securitized Financial Assets: Effective April 2001, the Companies adopted Emerging Issues Task Force Issue "EITF" 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. EITF 99-20 states that interest income earned on retained or purchased beneficial interests in securitized financial assets should be recognized over the life of the investment based on an anticipated yield determined by periodically estimating cash flows. Interest income should be revised prospectively for changes in cash flows. Additionally, impairment should be recognized if the fair value of the beneficial interest has declined below its carrying amount and the decline is other than temporary. The impact of adoption was not significant to the Companies financial position or results of operations.

Pending Accounting Standards: Goodwill: In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the Statements. Other intangible assets will continue to be amortized over their useful lives. The Companies are required to adopt the new rules effective January 1, 2002. The Companies are evaluating the impact of the adoption of these standards and have not yet determined the effect of adoption on their financial position and results of operations.

RECLASSIFICATIONS
Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING
---------------------------------

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $156.4 million in 2001, $71.1 million in 2000, and $85.6 million in 1999. Total statutory capital and surplus was $451.6 million and $406.9 million at December 31, 2001 and 2000, respectively.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual was effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual resulted in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. The impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 was not significant.

3.   INVESTMENT OPERATIONS
--------------------------

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities ......................   $ 83,654    $ 55,302    $ 50,352
     Equity securities .....................         --         248         515
     Mortgage loans on real estate .........     11,205       7,832       7,074
     Policy loans ..........................        793         516         485
     Short-term investments and cash and
        cash equivalents ...................      2,605       2,253       2,583
     Other, net ............................        598         543         388
                                               --------------------------------
     Gross investment income ...............     98,855      66,694      61,397
     Less investment expenses ..............     (4,459)     (2,554)     (2,228)
                                               --------------------------------
     Net investment income .................   $ 94,396    $ 64,140    $ 59,169
                                               ================================


Realized losses on investments follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities, available for sale ..   $ (4,848)   $ (6,289)   $ (2,910)
     Equity securities .....................     (1,622)       (213)         --
     Mortgage loans on real estate .........         --         (52)        (13)
                                               --------------------------------
     Realized losses on investments ........   $ (6,470)   $ (6,554)   $ (2,923)
                                               ================================


The change in unrealized appreciation (depreciation) of securities at fair value follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities, available for sale ..   $ 18,559    $ 16,558    $(24,944)
     Equity securities .....................      1,801      (4,198)      5,301
                                               --------------------------------
     Change in unrealized appreciation
        (depreciation) of securities .......   $ 20,360    $ 12,360    $(19,643)
                                               ================================

At December 31, 2001 and December 31, 2000, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                      Gross       Gross       Estimated
                                       Amortized   Unrealized   Unrealized      Fair
December 31, 2001                         Cost        Gains       Losses        Value
                                      --------------------------------------------------
                                                    (Dollars in thousands)
   U.S. government and governmental
    agencies and authorities ......   $  132,081   $      479   $   (3,435)   $  129,125
   Public utilities ...............       39,775          345       (1,374)       38,746
   Foreign government .............      143,574        3,326         (213)      146,687
   Corporate securities ...........    1,111,798       15,027      (10,037)    1,116,788
   Other asset-backed securities ..      388,250        7,233       (1,647)      393,836
   Mortgage-backed securities .....      167,049        3,554         (872)      169,731
                                      --------------------------------------------------
   Total ..........................   $1,982,527   $   29,964   $  (17,578)   $1,994,913
                                      ==================================================

                                                      Gross       Gross       Estimated
                                       Amortized   Unrealized   Unrealized      Fair
December 31, 2000                         Cost        Gains       Losses        Value
                                      -------------------------------------------------
                                                    (Dollars in thousands)

   U.S. government and governmental
    agencies and authorities ......   $   18,607   $      580   $      (16)   $  19,171
   Public utilities ...............       54,132          294       (1,600)      52,826
   Corporate securities ...........      355,890        1,318       (8,006)     349,202
   Other asset-backed securities ..      223,787        2,166       (1,831)     224,122
   Mortgage-backed securities .....      146,335        1,465         (543)     147,257
                                      -------------------------------------------------
   Total ..........................   $  798,751   $    5,823   $  (11,996)   $ 792,578
                                      =================================================

Short-term investments and cash and cash equivalents have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 2001, net unrealized investment gain on fixed maturities designated as available for sale totaled $12,386,000. Appreciation of $3,816,000 was included in stockholder's equity at December 31, 2001 (net of adjustments of $535,000 to VPIF, $5,979,000 to DPAC, and $2,056,000 to deferred income taxes). At December 31, 2000, net unrealized investment loss on fixed maturities designated as available for sale totaled $6,173,000. Depreciation of $1,447,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $801,000 to VPIF, $3,146,000 to DPAC, and $779,000 to deferred income taxes).

At December 31, 2001, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $19,000. At December 31, 2000, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $1,820,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2001 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Amortized    Estimated
   December 31, 2001                                       Cost      Fair Value
                                                        -----------------------
                                                         (Dollars in thousands)

   Due within one year ..............................   $   78,928   $   79,718
   Due after one year through five years ............      369,061      377,078
   Due after five years through ten years ...........      731,087      729,731
   Due after ten years ..............................      248,152      244,819
                                                        -----------------------
                                                         1,427,228    1,431,346
   Other asset-backed securities ....................      388,250      393,836
   Mortgage-backed securities .......................      167,049      169,731
                                                        -----------------------
   Total ............................................   $1,982,527   $1,994,913
                                                        =======================

An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                             Gross     Gross      Proceeds
                                                Amortized   Realized  Realized      from
                                                  Cost       Gains     Losses       Sale
                                                ------------------------------------------
                                                           (Dollars in thousands)
   For the year ended December 31, 2001:
   Scheduled principal repayments, calls, and
     tenders ................................   $168,703   $     --   $     --    $168,703
   Sales ....................................    712,443      6,569     (7,027)    711,985
                                                ------------------------------------------
   Total ....................................   $881,146   $  6,569   $ (7,027)   $880,688
                                                ==========================================

   For the year ended December 31, 2000:
   Scheduled principal repayments, calls, and
     tenders ................................   $ 91,158   $    122   $     (1)   $ 91,279
   Sales ....................................    120,125        285     (6,553)    113,857
                                                ------------------------------------------
   Total ....................................   $211,283   $    407   $ (6,554)   $205,136
                                                ==========================================

   For the year ended December 31, 1999:
   Scheduled principal repayments, calls, and
     tenders ................................   $141,346   $    216   $   (174)   $141,388
   Sales ....................................     80,472        141     (1,454)     79,159
                                                ------------------------------------------
   Total ....................................   $221,818   $    357   $ (1,628)   $220,547
                                                ==========================================

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. These impairment losses are included in the realized gains and losses on investments in the consolidated statement of operations.

During 2001, Golden American determined that the carrying value of eleven bonds exceeded their estimated net realizable value. As a result, as of December 31, 2001, Golden American recognized a total pre-tax loss of $4.4 million to reduce the carrying value of the bonds to their combined net realizable value of $5.5 million.

During the second quarter of 2000, Golden American determined that the carrying value of an impaired bond exceeded its estimated net realizable value. As a result, on June 30, 2000, Golden American recognized a total pre-tax loss of approximately $142,000 to reduce the carrying value of the bond to its net realizable value of $315,000 at December 31, 2000.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During the years 2000 and 2001, these bonds had no further reduction in carrying value.

Investments on Deposit: At December 31, 2001, bonds with a par value of $6,870,000, unchanged from December 31, 2000, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies require diversification by asset type and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as applicable regulatory requirements. The following percentages relate to holdings at December 31, 2001 and December 31, 2000. Fixed maturities includes investments in industrials (37% in 2001, 29% in 2000), governmental securities (18% in 2001, 3% in 2000), mortgage-backed securities (16% in 2001, 26% in 2000), other asset-backed securities (12% in 2001, 20% in 2000), and financial companies (10% in 2001, 14% in 2000). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as Ohio (20% in 2001 and 4% in 2000) and California (18% in 2001 and 15% in 2000). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2001 and 2000. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in multi-family apartments (36% in 2001 and 10% in 2000), industrial buildings (19% in 2001, 35% in 2000), retail facilities (20% in 2001, 18% in 2000), and office buildings (21% in 2001, 29% in 2000). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2001.

4.   DERIVATIVE INSTRUMENTS
---------------------------

The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value. At December 31, 2001, the Companies did not utilize any such derivatives.

The estimated fair values and carrying amounts of the Companies' embedded derivatives at December 31, 2001 were $0, net of reinsurance. The estimated fair values and carrying amounts of the embedded derivatives on a direct basis, before reinsurance, were $3.1 million.

The fair value of these instruments was estimated based on quoted market prices, dealer quotations or internal estimates.

5.   COMPREHENSIVE INCOME
-------------------------

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income excludes net investment losses included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $3,213,000, $1,751,000, and $1,468,000 in the years ended December 31, 2001, 2000, and 1999, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $3,257,000, $4,751,000, and $1,441,000 in the years ended December 31, 2001, 2000, and 1999, respectively.

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS
-----------------------------------------

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

DECEMBER 31                                             2001                        2000
                                              ----------------------------------------------------
                                                             Estimated                   Estimated
                                                Carrying       Fair         Carrying       Fair
                                                 Value         Value         Value        Value
                                              ----------------------------------------------------
                                                              (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale ...   $ 1,994,913   $ 1,994,913   $   792,578   $  792,578
   Equity securities ......................            55            55         6,791        6,791
   Mortgage loans on real estate ..........       213,883       219,158        99,916      100,502
   Policy loans ...........................        14,847        14,847        13,323       13,323
   Short-term investments .................        10,021        10,021       106,775      106,775
   Cash and cash equivalents ..............       195,726       195,726        63,207       63,207
   Separate account assets ................    10,958,191    10,958,191     9,831,489    9,831,489

LIABILITIES
   Annuity products .......................     2,162,381     1,983,833     1,047,932      962,810
   Surplus notes ..........................       245,000       358,064       245,000      204,455
   Revolving note payable .................         1,400         1,400            --           --
   Separate account liabilities ...........    10,958,191    10,958,191     9,831,489    9,831,489

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

7.   VALUE OF PURCHASED INSURANCE IN FORCE
------------------------------------------

As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.37% during 2001 (7.32% during 2000, and 7.33% during 1999).

A reconciliation of the change in the VPIF asset follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Beginning balance .....................   $ 25,942    $ 31,727    $ 35,977
       Accretion of interest ...............      1,617       2,016       2,372
       Amortization of asset ...............     (6,020)     (6,817)     (8,610)
       Adjustment for unrealized
         gains (losses) ....................     (1,336)       (984)      1,988
                                               --------------------------------
     Ending balance ........................   $ 20,203    $ 25,942    $ 31,727
                                               ================================

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2001, is $3.1 million in 2002, $2.8 million in 2003, $2.4 million in 2004, $1.9 million in 2005, and $1.4 million in 2006. Actual amortization may vary based upon changes in assumptions and experience.

8.   INCOME TAXES
-----------------

Golden American files a consolidated federal income tax return with First Golden. Golden American has a tax allocation agreement with First Golden whereby Golden American charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses used in consolidation.

At December 31, 2001, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $345,859,000. Approximately $5,094,000, $3,354,000, $50,449,000, $94,078,000 $91,107,000 and
$101,777,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2013, 2014, 2015 and 2016, respectively.

Income Tax Expense (Benefit)
Income tax expense (benefit) included in the consolidated financial statements follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Current ...............................   $    782    $    (46)   $     --
     Deferred ..............................       (606)     13,282       8,077
                                               --------------------------------
                                               $    176    $ 13,236    $  8,077
                                               ================================

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Income before income taxes ............   $ (3,778)   $ 32,416    $ 19,291
                                               ================================

     Income tax at federal statutory rate .. $ (1,322) $ 11,346 $ 6,752 Tax effect of:
       Goodwill amortization ...............      1,033       1,033       1,033
       Meals and entertainment .............        480         292         199
       Other items .........................        (15)        565          93
                                               --------------------------------
     Income tax expense ....................   $    176    $ 13,236    $  8,077
                                               ================================

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 2001 and 2000 follows:

   DECEMBER 31                                              2001          2000
   ----------------------------------------------------------------------------
                                                         (Dollars in thousands)
   Deferred tax assets:
      Net unrealized depreciation of securities
        at fair value ................................   $       7    $     637
      Net unrealized depreciation of available
        for sale fixed maturities ....................          --          779
      Future policy benefits .........................     176,331      163,691
      Net operating loss carryforwards ...............     121,711       66,380
                                                         ----------------------
                                                           298,049      231,487

   Deferred tax liabilities:
      Tax deductible goodwill ........................      (3,547)      (2,696)
      Net unrealized appreciation of available
         for sale fixed maturities ...................      (2,056)          --
      Fixed maturity securities ......................     (17,812)     (17,774)
      Deferred policy acquisition costs ..............    (222,781)    (184,743)
      Value of purchased insurance in force ..........      (6,894)      (8,512)
      Other ..........................................     (57,571)     (23,723)
                                                         ----------------------
                                                          (310,661)    (237,448)
                                                         ----------------------
   Valuation allowance ...............................          --       (1,416)
                                                         ----------------------
   Net deferred income tax liability .................   $ (12,612)   $  (7,377)
                                                         ======================

At December 31, 2001, the Companies reported, for financial statement purposes, net unrealized gains on certain investments that generated deferred tax liabilities which have been recognized for tax purposes. At December 31, 2000, the Companies reported, for financial statement purposes, unrealized losses on certain investments, which have not been recognized for tax purposes. Since it was uncertain as to whether these capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance was established for the tax effect of the financial statement losses.

The Companies establish reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION
-----------------------------------------------------

DEFINED BENEFIT PLANS
In 2001, 2000 and 1999, the Companies were allocated their share of the pension liability associated with their employees. During these years, the Companies' employees were covered by the employee retirement plan of Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into one plan which will be recognized in ING North America's financial statements. The Companies also transferred their pension liabilities to the Parent at that date. In exchange for these liabilities, the Companies received a capital contribution, net of taxes, from the Parent.

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 2001:

                                                           2001         2000
                                                         ----------------------
                                                         (Dollars in thousands)
     Change in benefit obligation:
       Benefit obligation at January 1 ...............   $  7,906      $  4,221
       Service cost ..................................      1,998         1,569
       Interest cost .................................        768           554
       Actuarial (gain) loss .........................     (2,710)        1,562
       Plan Amendments ...............................       (171)           --
       Transfer of benefit obligation to the Parent ..     (7,791)           --
                                                         ----------------------
       Benefit obligation at December 31 .............   $     --      $  7,906
                                                         ======================
     Funded status:
       Funded status at December 31 prior to the
         transfer of the benefit obligation to
         the Parent ..................................   $ (7,791)     $ (7,906)
       Unrecognized past service cost ................     (1,117)          141
       Unrecognized net loss .........................         (8)        1,627
       Transfer of the funded status to the Parent ...      8,916            --
                                                         ----------------------
       Net amount recognized .........................   $     --      $ (6,138)
                                                         ======================

Prior to the merger of the qualified benefit plans of ING's US subsidiaries at December 31, 2001, the Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

     DECEMBER 31                                           2001         2000
                                                       -------------------------

     Discount rate ...............................         7.50%        7.75%
     Expected return on plan assets ..............         9.25         9.25
     Rate of compensation increase ...............         4.50         5.00


The following table provides the net periodic benefit cost for the fiscal years 2001, 2000, and 1999:

     YEAR ENDED DECEMBER 31,                        2001       2000       1999
                                                  -----------------------------
                                                      (Dollars in thousands)

     Service cost ...........................     $ 1,998    $ 1,569    $ 1,500
     Interest cost ..........................         768        554        323
     Unrecognized past service cost .........          11         --         --
                                                  -----------------------------
     Net periodic benefit cost ..............     $ 2,777    $ 2,123    $ 1,823
                                                  =============================

There were no gains or losses resulting from curtailments or settlements during 2001, 2000, or 1999.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001 and $7,906,000, $4,701,000, and $0, respectively, as of December 31, 2000.

10.  RELATED PARTY TRANSACTIONS
-------------------------------

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2001, 2000, and 1999, the Companies paid commissions to DSI totaling $229,726,000, $208,883,000, and $181,536,000, respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2001, 2000, and 1999, the fee was $23,138,000, $21,296,000, and $10,136,000,
respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2001, 2000, and 1999, the Companies incurred fees of $4,392,000, $2,521,000, and $2,227,000, respectively, under this agreement.

Golden American has a guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2001 and 2000, Golden American incurred a fee of $12,000 and $7,000, respectively, under this agreement. No annual fee was paid in 1999.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $8,192,000, $6,193,000, and $6,107,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $309,000, $1,270,000, and $1,251,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

During 2001, the State of Delaware Insurance Department approved expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services. Under these agreements with ING AIH, Golden American incurred expenses of $23,153,000 for the year ended December 31, 2001.

First Golden provided resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $139,000, $223,000, and $387,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $478,000, $455,000, and $244,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $383,000, $593,000 and $460,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $326,000, $261,000 and $216,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $132,000, $115,000 and $103,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

In 2001, 2000, and 1999, the Companies received 14.0%, 11.3%, and 10.0% of total premiums, net of reinsurance, for variable products sold through eight affiliates as noted in the following table:

     YEAR ENDED DECEMBER 31,                      2001        2000       1999
                                                -------------------------------
                                                    (Dollars in thousands)

     LSSI....................................   $ 124.4     $ 127.0     $ 168.5
     Vestax Securities Corporation...........      35.3        47.2        88.1
     DSI.....................................       1.1         1.4         2.5
     Multi-Financial Securities Corporation..
                                                   26.2        38.6        44.1
     IFG Network Securities, Inc.............      12.8        23.1        25.8
     Washington Square ......................      99.2        44.6          --
     Primevest...............................      46.0         6.2          --
     Compulife...............................       6.6         2.7          --
                                                -------------------------------
     Total...................................   $ 351.6     $ 290.8     $ 329.0
                                                ===============================

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $224.5 million and $218.8 million for the years ended December 31, 2001 and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2001 and 2000, Golden American also had a payable to Equitable Life of $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. Golden American also obtained an irrevocable letter of credit through Bank of New York in the amount of $25 million related to this agreement. Effective December 24, 2001, the letter of credit amount was revised to $70 million. Under this agreement, Golden American recorded a reinsurance recoverable of $28.8 million and $14.6 million at December 31, 2001 and 2000, respectively.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $26,000, $481,000, and $815,000 for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001, 2000, and 1999, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,089,000 and $4,112,000 for the years ended December 31, 2001 and 2000, respectively. Golden American incurred no interest expense during the year ended December 31, 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $2,792,000, $2,961,000, and $0 for the years ended December 31, 2001, 2000, and
1999, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $5,813,000, $5,813,000, and $1,469,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

On December 30, 1999, ING AIH assigned the note to Equitable Life. On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 2001, unchanged from 2000 and 1999.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 2001, unchanged from 2000 and 1999. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

As at December 31, 2000, Golden American also had a receivable of $35,000,000 from capital contributions made by EIC.

Stockholder's Equity: During 2001, 2000, and 1999, Golden American received capital contributions from EIC of $196,796,000, $80,000,000, and $121,000,000, respectively.

11.  COMMITMENTS AND CONTINGENCIES
----------------------------------

Reinsurance: At December 31, 2001, the Companies had reinsurance treaties with five unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $94,783,000, and $105,334,000 at December 31, 2001 and 2000, respectively. At
December 31, 2001 and 2000, the Companies had net receivables of $55,951,000 and $33,973,000, respectively, for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2001 and 2000, respectively, these net receivables were comprised of $7,820,000 and $1,820,000, respectively, for claims recoverable from reinsurers, $3,376,000 and $4,007,000, respectively, for a payable for reinsurance premiums, $28,800,000 and $14,642,000, respectively, for reserve credits, and $22,707,000 and $21,518,000, respectively, for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $30,329,000, $21,655,000, and $9,883,000 and net policy benefits recoveries of $21,750,000, $8,927,000, and $3,059,000 for the years ended December 31, 2001,
2000, and 1999, respectively.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. At December 31, 2001 and 2000, Golden American had received a total settlement of $224.5 million and $218.8 million, respectively, under this agreement. The carrying value of the separate account liabilities covered under this agreement represent 31.9% and 17.6% of total separate account liabilities outstanding at December 31, 2001 and 2000, respectively. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying statement of operations, statement of changes in stockholder's equity and statement of cash flows are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and guaranteed living benefits of variable annuities issued on or after January 1, 2000. Golden American also obtained an irrevocable letter of credit was obtained through Bank of New York in the amount of $25 million related to this agreement. Effective December 24, 2001, the letter of credit amount was revised to $70 million. Under this agreement, Golden American had reserve credits of $28,800,000 and $14,642,000 at December 31, 2001 and 2000, respectively.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which decreased income by $458,000 for the year ended December 31, 2001 and increased income by $736,000, and $1,729,000 for the years ended December 31, 2000 and 1999, respectively.

Investment Commitments: At December 31, 2001, outstanding commitments to fund mortgage loans totaled $3,182,000 and outstanding commitments to fund fixed maturities totaled $22,000,000. There were no outstanding commitments to fund mortgage loans and fixed maturities at December 31, 2000.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $4,000, $3,000, and $3,000 for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001, the Companies have an undiscounted reserve of $2,430,000, unchanged from December 31, 2000, to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $712,000, and $733,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. Two broker/dealers, having at least ten percent of total net premiums, generated 21% of the Companies' variable annuity sales during 2001 (11% by one broker dealer during 2000 and 28% by two broker/dealers during 1999). Two broker dealers, having at least ten percent of total gross premiums, generated 22% of the Companies' sales during 2001 (21% and 30% by two broker/dealers during 2000 and 1999, respectively). The Premium Plus product generated 43% of the Companies' sales during 2001 (71% during 2000 and 79% during 1999). The ES II product generated 14% of the Companies' sales during 2001 (12% during 2000 and 9% during 1999). The Guarantee product, introduced in the fourth quarter of 2000, generated 22% of the Companies' sales during 2001 (4% during 2000).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2020. During the years ended December 31, 2001, 2000, and 1999, rent expense totaled $4,298,000, $2,874,000, and $2,273,000, respectively. At December 31,
2001, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2002 - $3,608,000; 2003 - $2,912,000;
2004 - $2,455,000; 2005 - $2,455,000; 2006 - $2,420,000, and 2007 and thereafter
- $32,451,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable with SunTrust Bank, Atlanta (the "Bank"). These revolving notes payable were amended and restated in April 2001 with an expiration date of May 31, 2002. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 2001, 2000, and 1999, the Companies incurred interest expense of $119,000, $87,000, and $198,000, respectively.

At December 31, 2001, the Companies had a $1,400,000 note payable to the Bank under this agreement. At December 31, 2000, there were no amounts outstanding under this agreement.

12.  CHANGE OF OWNERSHIP OF GOLDEN AMERICAN
-------------------------------------------

On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary, Golden American to another wholly owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware.

13.  MERGER OF FIRST GOLDEN WITH RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------------------------------------------------

A filing was made on October 31, 2001 in accordance with Item 5 of Form 8-K:
Other Events and Regulation FD Disclosure. The purpose of the filing was to report that on September 25, 2001, the Board of Directors of First Golden approved a plan of merger to merge First Golden into ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate. The merger is currently anticipated to be effective on April 1, 2002, or shortly thereafter, subject to the approval of the Insurance Departments of the States of New York and Delaware.

14.  QUARTERLY DATA (UNAUDITED)
-------------------------------

QUARTER ENDED 2001                     FIRST     SECOND      THIRD      FOURTH
                                     ------------------------------------------
                                               (Dollars in thousands)

Total revenue ...................    $ 72,139   $ 65,435   $ 70,108    $ 69,128
                                     ------------------------------------------
Income (loss) before income taxes      14,267      5,575    (14,329)     (9,291)
Income taxes ....................       5,334      2,373     (5,638)     (1,893)
                                     ------------------------------------------
Net income (loss) ...............    $  8,933   $  3,202   $ (8,691)   $ (7,398)
                                     ==========================================


QUARTER ENDED 2000                     FIRST     SECOND      THIRD      FOURTH
                                     ------------------------------------------
                                               (Dollars in thousands)

Total revenue ...................    $ 55,056   $ 53,672   $ 57,194    $ 59,523
                                     ------------------------------------------
Income before income taxes ......       3,511     10,168     14,207       4,530
Income taxes ....................       1,621      3,981      4,200       3,434
                                     ------------------------------------------
Net income ......................    $  1,890   $  6,187   $ 10,007    $  1,096
                                     ==========================================

                       Statement of Additional Information

                         GOLDENSELECT GRANITE PRIMELITE

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein.

The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.


                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2002

                                TABLE OF CONTENTS

ITEM                                                                        PAGE
Introduction...............................................................    1
Description of Golden American Life Insurance Company......................    1
Safekeeping of Assets......................................................    1
The Administrator..........................................................    1
Independent Auditors.......................................................    1
Distribution of Contracts..................................................    2
Performance Information....................................................    2
IRA Partial Withdrawal Option..............................................    7
Other Information..........................................................    8
Financial Statements of Golden American Life Insurance Company.............    8
Financial Statements of Separate Account B.................................    8

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING") a global financial services holding company based in the Netherlands. ING had approximately $624 billion in assets as of December 31, 2001.

As of December 31, 2001, Golden American had approximately $808.1 million in stockholder's equity and approximately $14.3 billion in total assets, including approximately $10.9 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $309,000 and $930,000 pursuant to the service agreement in 2001 and 2000, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1999. For the year ended December 31, 2000 and December 31, 2001 only a single broker/dealer institution sold more than 10% of Golden American's variable insurance products. For the years ended 2001, 2000 and 1999 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $223,321,000, $208,883,000 and $181,536,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $23,138,000, $21,296,000, and $10,136,000 for the years ended 2001, 2000, and 1999, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with criteria defined by the SEC. Negative values are denoted by minus signs ("-"). Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, two death benefit options are available. The following performance values reflect the election at issue of the Annual Ratchet Enhanced Death Benefit Option providing values reflecting the highest aggregate contract charges. If the other death benefit option had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2001 to December 31, 2001 were 0.47% and 0.47%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d)  + 1)^6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)=ERV

Where:    (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Hypothetical Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the period ending December 31, 2001 were as follows:

Average Annual Total Return for Periods Ending 12/31/01-Standardized
--------------------------------------------------------------------

                                                                                                 FROM      INCEPTION
                                                        1 YEAR      5 YEARS        10 YEAR     INCEPTION      DATE
THE GCG TRUST
Mid-Cap Growth                                         -31.57%       14.66%           N/A        17.29%     10/07/94
Research                                               -29.44%        4.39%           N/A        10.34%     10/07/94
Total Return                                            -7.94%        8.11%           N/A        10.42%     10/07/94

TRAVELERS SERIES FUNDS, INC.
Smith Barney High Income                               -12.09%       -1.57%           N/A         2.35%     04/28/95
Smith Barney International
  All Cap Growth                                       -38.97%       -3.11%           N/A         2.60%     03/27/95
Smith Barney Large Cap Value                           -16.42%        5.43%           N/A         9.99%     04/05/95
Smith Barney Money Market                               -4.80%        2.67%           N/A         3.30%     05/24/95

GREENWICH STREET SERIES FUND
Appreciation                                           -12.31%        8.06%           N/A         9.30%     03/22/96

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)]=ERV

Where:    (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Nonstandard Total Return
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge or Annual Contract Maintenance Charge.

Hypothetical Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge and the administrative charge but not the contract charge or surrender charge for the period ending December 31, 2001 were as follows:

Average Annual Total Return for Periods Ending 12/31/01-Non-Standardized
-------------------------------------------------------------------------

                                                                                      FROM      INCEPTION
                                             1 YEAR      5 YEARS        10 YEAR     INCEPTION      DATE
THE GCG TRUST
Mid-Cap Growth                              -24.52%       15.17%           N/A        17.34%     10/07/94
Research                                    -22.40%        5.11%           N/A        10.38%     10/07/94
Total Return                                 -0.91%        8.75%           N/A        10.47%     10/07/94

TRAVELERS SERIES FUNDS, INC.
Smith Barney High Income                     -5.06%       -0.66%           N/A         2.54%     04/28/95
Smith Barney International
  All Cap Growth                            -31.92%       -2.15%           N/A         2.78%     03/27/95
Smith Barney Large Cap Value                 -9.38%        6.13%           N/A        10.13%     04/05/95
Smith Barney Money Market                     2.22%        3.46%           N/A         3.50%     05/24/95

GREENWICH STREET SERIES FUND
Appreciation                                 -5.28%        8.70%           N/A         9.69%     03/22/96

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples).

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.  AUV, beginning of period                                  $ 10.00
     2.  Value of securities, beginning of period                  $ 10.00
     3.  Change in value of securities                             $  0.10
     4.  Gross investment return (3) divided by (2)                   0.01
     5.  Less daily mortality and expense charge                      0.00003446
     6.  Less asset based administrative charge                       0.00000411
     7.  Net investment return (4) minus (5) minus (6)                0.00995726
     8.  Net investment factor (1.000000) plus (7)                    1.00995726
     9.  AUV, end of period (1) multiplied by (8)                  $ 10.09957261

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.  Initial Premium Payment                                   $ 1,000
     2.  AUV on effective date of purchase (see Example 1)         $ 10.00
     3.  Number of Units purchased [(1) divided by (2)]                 100
     4.  AUV for valuation date following purchase (see Example 1) $ 10.09957261
     5.  Contract Value in account for valuation date following
          purchase [(3) multiplied by (4)]                         $ 1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year fo*llowing the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial

Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


   Consolidated Financial Statements of Golden American Life Insurance Company

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

         Report of Independent Auditors
         Audited Consolidated Financial Statements of Golden American Life
                Insurance Company
              Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Operations for the years ended
                December 31, 2001, 2000 and 1999
              Consolidated Statements of Changes in Stockholder's Equity for the
                years ended December 31, 2001, 2000 and 1999
              Consolidated Statements of Cash Flows for the years ended
                December 31, 2001, 2000 and 1999
         Notes to Consolidated Financial Statements



                   Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

         Report of Independent Auditors
         Audited Financial Statements of Golden American Life Insurance Company
                Separate Account B
              Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the year ended December 31, 2001 Statements of Changes in Net Assets for the years ended
                December 31, 2001 and 2000
         Notes to Financial Statements

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2001
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................3
Statement of Operations.......................................................10
Statements of Changes in Net Assets...........................................17
Notes to Financial Statements.................................................24

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Large Cap Value, Hard Assets, All-Growth, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Core Bond, Developing World, Growth Opportunities, Asset Allocation Growth, Diversified Mid-Cap, Investors, Growth and Income, Special Situations, Internet Tollkeeper, International Equity, Pilgrim Worldwide Growth, Pilgrim Growth Opportunities, Pilgrim MagnaCap, Pilgrim Small Cap Opportunities, Pilgrim Convertible Class, Pilgrim Growth and Income, Pilgrim LargeCap Growth, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, Smith Barney Money Market, Asset Allocation, Equity, Galaxy Growth and Income, High Quality Bond, Small Company Growth, Alliance Bernstein Value, Alliance Growth and Income, Premier Growth, GET Fund - Series N, GET Fund - Series P, GET Fund - Series Q, Value Opportunity, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, AIM V.I. Dent Demographic Trends, AIM V.I. Growth Fund, Brinson Tactical Allocation, Equity-Income, Growth, Contrafund, Financial Services, Health Sciences, Utilities, Janus Aspen Worldwide Growth, PPI MFS Capital Opportunities, Pioneer Fund VCT, Pioneer Small Company VCT, Pioneer Mid-Cap Value VCT, Bull, Small-Cap, Europe 30, Putnam Growth and Income, International Growth and Income, and Voyager Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 2001 and the results of its operations and changes in its net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.



Atlanta, Georgia
February 15, 2002



                                      Golden American Life Insurance Company
                                                Separate Account B

                                        Statement of Assets and Liabilities

                                                 December 31, 2001
                                              (DOLLARS IN THOUSANDS)




                                                   LIMITED         LARGE CAP           HARD           ALL            REAL
                               LIQUID ASSET     MATURITY BOND        VALUE            ASSETS          CAP           ESTATE
                                  SERIES            SERIES           SERIES           SERIES         SERIES         SERIES
                           --------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           --------------------------------------------------------------------------------------------------
Total assets                       1,071,485          364,062        275,489           33,209        299,314        126,169
                           --------------------------------------------------------------------------------------------------

Net assets                      $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           ==================================================================================================

Net assets:
  Accumulation units            $  1,071,437        $ 363,844      $ 275,489         $ 33,165      $ 299,314      $ 126,057
  Contracts in payout
    (annuitization)
    period                                48              218              -               44              -            112
                           --------------------------------------------------------------------------------------------------
Total net assets                $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           ==================================================================================================


Total number of shares:        1,071,485,356       33,035,775     27,061,741        3,392,106     25,959,582      8,067,044
                           ==================================================================================================

Cost of shares:                 $  1,071,485        $ 364,901      $ 277,825         $ 36,213      $ 302,930      $ 124,881
                           ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                  3


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                               FULLY        EQUITY        CAPITAL         RISING          VALUE     STRATEGIC
                              MANAGED       INCOME      APPRECIATION     DIVIDENDS       EQUITY       EQUITY
                              SERIES        SERIES         SERIES         SERIES         SERIES       SERIES
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ----------------------------------------------------------------------------------------
Total assets                  644,971       416,763        440,209         732,049       199,039       259,382
                         ----------------------------------------------------------------------------------------

Net assets                  $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ========================================================================================

Net assets:
  Accumulation units        $ 644,164     $ 415,835      $ 439,644       $ 731,833     $ 199,011     $ 259,005
  Contracts in payout
    (annuitization)
    period                        807           928            565             216            28           377
                         ----------------------------------------------------------------------------------------
Total net assets            $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ========================================================================================


Total number of shares:    36,855,530    36,526,275     31,000,609      35,867,139    12,799,939    19,709,934
                         ========================================================================================

Cost of shares:             $ 626,149     $ 429,510      $ 556,440       $ 809,758     $ 205,495     $ 297,335
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 4


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                               SMALL        MANAGED        MID-CAP          CAPITAL                         TOTAL
                                CAP          GLOBAL         GROWTH           GROWTH        RESEARCH        RETURN
                              SERIES         SERIES         SERIES           SERIES         SERIES         SERIES
                         -------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         -------------------------------------------------------------------------------------------
Total assets                  480,513        250,388        928,290          395,434        637,711         793,394
                         -------------------------------------------------------------------------------------------

Net assets                  $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         ===========================================================================================

Net assets:
  Accumulation units        $ 480,417      $ 250,229      $ 928,125        $ 395,434      $ 637,711       $ 793,394
  Contracts in payout
    (annuitization)
    period                         96            159            165                -              -               -
                         -------------------------------------------------------------------------------------------
Total net assets            $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         ===========================================================================================


Total number of shares:    45,632,776     24,075,672     65,464,732       31,014,433     39,856,910      49,649,193
                         ===========================================================================================

Cost of shares:             $ 465,162      $ 242,498     $1,070,902        $ 491,153      $ 844,683       $ 812,437
                         ===========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 5


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                                              CORE       DEVELOPING    ASSET ALLOCATION   DIVERSIFIED
                               GROWTH         BOND          WORLD           GROWTH          MID-CAP      INVESTORS
                               SERIES        SERIES        SERIES           SERIES          SERIES        SERIES
                         --------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         --------------------------------------------------------------------------------------------
Total assets                  1,002,892       114,996        71,466          49,242         57,814          91,400
                         --------------------------------------------------------------------------------------------

Net assets                  $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         ============================================================================================

Net assets:
  Accumulation units        $ 1,002,892     $ 114,996     $  71,351        $ 49,242       $ 57,814        $ 91,400
  Contracts in payout
    (annuitization)
    period                            -             -           115               -              -               -
                         --------------------------------------------------------------------------------------------
Total net assets            $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         ============================================================================================


Total number of shares:      72,673,397    11,751,448    10,063,725       5,653,528      6,277,325       8,704,748
                         ============================================================================================

Cost of shares:             $ 1,275,990     $ 113,923     $  69,466        $ 49,901       $ 57,016        $ 94,635
                         ============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 6


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                                                                         PILGRIM
                              GROWTH         SPECIAL      INTERNET     INTERNATIONAL     PILGRIM         GROWTH          PILGRIM
                                AND        SITUATIONS    TOLLKEEPER       EQUITY     WORLDWIDE GROWTH OPPORTUNITIES     MAGNACAP
                           INCOME SERIES     SERIES        SERIES         SERIES           FUND         PORTFOLIO       PORTFOLIO
                         ---------------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value      $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         ---------------------------------------------------------------------------------------------------------
Total assets                    92,720        24,325        5,389          144,061        20,014           5,219          5,402
                         ---------------------------------------------------------------------------------------------------------

Net assets                   $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         =========================================================================================================

Net assets:
  Accumulation units         $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
  Contracts in payout
    (annuitization)
    period                           -             -            -                -             -               -              -
                         ---------------------------------------------------------------------------------------------------------
Total net assets             $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         =========================================================================================================


Total number of shares:     10,336,703     2,882,028      700,763       17,377,727     2,791,342         950,753        601,581
                         =========================================================================================================

Cost of shares:              $  96,519      $ 25,447      $ 5,390     $    139,189      $ 20,696         $ 5,216         $ 5,382
                         =========================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 7


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)


                                                                                                        PIMCO
                               PILGRIM        PILGRIM        PILGRIM      PILGRIM        PIMCO       STOCKSPLUS
                              SMALL CAP     CONVERTIBLE    GROWTH AND     LARGECAP       HIGH        GROWTH AND
                            OPPORTUNITIES      CLASS         INCOME        GROWTH     YIELD BOND       INCOME
                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                         ---------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         ---------------------------------------------------------------------------------------
Total assets                     14,437          194           156          533         236,343         241,065
                         ---------------------------------------------------------------------------------------

Net assets                      $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         =======================================================================================

Net assets:
  Accumulation units            $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
  Contracts in payout
    (annuitization)
    period                            -            -             -            -               -               -
                         ---------------------------------------------------------------------------------------
Total net assets                $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         =======================================================================================


Total number of shares:         766,247       18,573        15,159       55,253      29,992,785      25,775,364
                         =======================================================================================

Cost of shares:                 $14,140        $ 192         $ 152        $ 530       $ 247,482       $ 310,538
                         =======================================================================================



SEE ACCOMPANYING NOTES.


                                                                 8


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                              SP JENNISON                                    SMITH BARNEY     SMITH BARNEY
                               PRUDENTIAL    INTERNATIONAL                   SMITH BARNEY        LARGE        INTERNATIONAL
                                JENNISON         GROWTH      APPRECIATION        HIGH             CAP        ALL CAP GROWTH
                               PORTFOLIO       PORTFOLIO       PORTFOLIO   INCOME PORTFOLIO VALUE PORTFOLIO     PORTFOLIO
                         --------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         --------------------------------------------------------------------------------------------------
Total assets                     45,991          11,310           723              370            563               300
                         --------------------------------------------------------------------------------------------------

Net assets                 $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         ==================================================================================================

Net assets:
  Accumulation units       $     45,991    $     11,310      $    723         $    370       $    563          $    300
  Contracts in payout
    (annuitization)
    period                            -               -             -                -              -                 -
                         --------------------------------------------------------------------------------------------------
Total net assets           $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         ==================================================================================================


Total number of shares:       2,492,783       2,082,469        33,424           43,180         30,305            25,049
                         ==================================================================================================

Cost of shares:            $     45,198    $     10,990      $    708         $    522       $    622          $    396
                         ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9a


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                                        GALAXY         HIGH
                            SMITH BARNEY       ASSET                   GROWTH &      QUALITY
                            MONEY MARKET     ALLOCATION    EQUITY       INCOME         BOND
                              PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                         ---------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $      221          $ 1,260    $    807    $    201     $    152
                         ---------------------------------------------------------------------
Total assets                      221            1,260         807         201          152
                         ---------------------------------------------------------------------

Net assets                 $      221          $ 1,260    $    807    $    201     $    152
                         =====================================================================

Net assets:
  Accumulation units       $      221          $ 1,260    $    807    $    201     $    152
  Contracts in payout
    (annuitization)
    period                          -                -           -           -            -
                         ---------------------------------------------------------------------
Total net assets           $      221          $ 1,260    $    807    $    201     $    152
                         =====================================================================


Total number of shares:       220,536           85,408      51,092      18,618       14,395
                         =====================================================================

Cost of shares:            $      221          $ 1,465    $  1,101    $    208     $    148
                         =====================================================================



SEE ACCOMPANYING NOTES.


                                                                 9b


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                             SMALL           ALLIANCE      ALLIANCE
                            COMPANY          BERNSTEIN    GROWTH AND                            GET           GET
                             GROWTH            VALUE        INCOME       PREMIER GROWTH        FUND -        FUND -
                           PORTFOLIO         PORTFOLIO     PORTFOLIO        PORTFOLIO         SERIES N      SERIES P
                         ---------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         ---------------------------------------------------------------------------------------------
Total assets                      84             595          1,653            1,091            30,868       153,045
                         ---------------------------------------------------------------------------------------------

Net assets                      $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         =============================================================================================

Net assets:
  Accumulation units            $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
  Contracts in payout
    (annuitization)
    period                         -               -              -                -                 -             -
                         ---------------------------------------------------------------------------------------------
Total net assets                $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         =============================================================================================


Total number of shares:        7,234          59,151         75,048           43,626         2,996,904    15,213,188
                         =============================================================================================

Cost of shares:                 $ 95           $ 577        $ 1,612          $ 1,030          $ 30,207     $ 152,752
                         =============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9c


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                          INDEX        INDEX          INDEX         AIM V.I.
                              GET            VALUE         PLUS         PLUS           PLUS          DENT
                             FUND -       OPPORTUNITY    LARGE CAP     MID CAP      SMALL CAP     DEMOGRAPHIC
                            SERIES Q       PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     TRENDS FUND
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ----------------------------------------------------------------------------------------
Total assets                  1,904            298           812           820            680          3,550
                         ----------------------------------------------------------------------------------------

Net assets                  $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ========================================================================================

Net assets:
  Accumulation units        $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
  Contracts in payout
    (annuitization)
    period                        -              -             -             -              -              -
                         ----------------------------------------------------------------------------------------
Total net assets            $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ========================================================================================


Total number of shares:     190,318         22,498        58,556        60,663         58,745        636,122
                         ========================================================================================

Cost of shares:             $ 1,904          $ 298      $    791      $    785       $    625      $   3,562
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9d


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                AIM           BRINSON
                                V.I.          TACTICAL       EQUITY-                                       FINANCIAL
                               GROWTH        ALLOCATION      INCOME           GROWTH         CONTRAFUND     SERVICES
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO        FUND
                         ----------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ----------------------------------------------------------------------------------------------
Total assets                     443              787          1,949              693           1,183          2,404
                         ----------------------------------------------------------------------------------------------

Net assets                 $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ==============================================================================================

Net assets:
  Accumulation units       $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
  Contracts in payout
    (annuitization)
    period                         -                -              -                -               -              -
                         ----------------------------------------------------------------------------------------------
Total net assets           $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ==============================================================================================


Total number of shares:       27,082           62,040         86,270           20,790          59,159        193,550
                         ==============================================================================================

Cost of shares:            $     425        $     741        $ 1,886         $    657         $ 1,132      $   2,371
                         ==============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9e


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)


                                                          JANUS                                        PIONEER
                                                          ASPEN          PPI MFS       PIONEER          SMALL
                             HEALTH                     WORLDWIDE        CAPITAL         FUND          COMPANY
                            SCIENCES      UTILITIES       GROWTH      OPPORTUNITIES       VCT             VCT
                              FUND          FUND        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ----------------------------------------------------------------------------------------
Total assets                 10,790            964         1,298            698            2,275            938
                         ----------------------------------------------------------------------------------------

Net assets                 $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ========================================================================================

Net assets:
  Accumulation units       $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
  Contracts in payout
    (annuitization)
    period                        -              -             -              -                -              -
                         ----------------------------------------------------------------------------------------
Total net assets           $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ========================================================================================


Total number of shares:     592,899         68,494        45,769         25,704          119,390         85,634
                         ========================================================================================

Cost of shares:            $ 10,871       $    970       $ 1,234       $    650        $   2,255       $    889
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9f


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                             PIONEER
                             MID-CAP                                                PUTNAM          INTERNATIONAL
                            VALUE VCT                                          GROWTH AND INCOME     GROWTH AND          VOYAGER
                            PORTFOLIO      BULL      SMALL-CAP      EUROPE 30        FUND              INCOME           FUND FUND
                         --------------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         --------------------------------------------------------------------------------------------------------
Total assets                    5,139       20,583      19,968         6,312          455                 604               577
                         --------------------------------------------------------------------------------------------------------

Net assets                  $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         ========================================================================================================

Net assets:
  Accumulation units        $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
  Contracts in payout
    (annuitization)
    period                          -            -           -             -            -                   -                 -
                         --------------------------------------------------------------------------------------------------------
Total net assets            $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         ========================================================================================================


Total number of shares:       297,390      764,005     699,068       260,183       19,434              62,068           116,225
                         ========================================================================================================

Cost of shares:             $   5,042     $ 20,369   $  19,827     $   6,229     $    442            $    588        $      531
                         ========================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                       Statement of Operations

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                       LIQUID        LIMITED      LARGE CAP        HARD
                                       ASSET      MATURITY BOND     VALUE         ASSETS      ALL CAP       REAL ESTATE
                                      DIVISION      DIVISION       DIVISION      DIVISION     DIVISION       DIVISION
                                    ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                           $32,228        $13,869     $    430      $      -       $ 2,934       $  4,453
                                    ---------------------------------------------------------------------------------------
Total investment income                 32,228         13,869          430             -         2,934          4,453

Expenses:
   Mortality and expense risk
     and other charges                  14,257          4,338        2,826           592         3,269          1,560
   Annual administrative charges           360             81           41            15            59             41
   Minimum death benefit
     guarantee charges                       5              1            -             1             -              -
   Contingent deferred sales
     charges                            18,372            398          200            44           246            121
   Other contract charges                  351            100          175             6           177             38
   Amortization of deferred
     charges related to:
     Deferred sales load                   105             27            1             4             1             11
     Premium taxes                          31              -            -             -             -              -
                                    ---------------------------------------------------------------------------------------
Total expenses                          33,481          4,945        3,243           662         3,752          1,771
                                    ---------------------------------------------------------------------------------------
Net investment income (loss)            (1,253)         8,924       (2,813)         (662)         (818)         2,682

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                          -          4,818         (343)       (1,681)         (665)         4,537
   Capital gains distributions               -              -            -             -           456          1,591
                                    ---------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       -          4,818         (343)       (1,681)         (209)         6,128
 Net unrealized appreciation
   (depreciation) of investments             -          3,378       (1,637)       (3,365)       (2,272)        (3,608)
                                    ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                          $(1,253)       $17,120      $(4,793)      $(5,708)      $(3,299)      $  5,202
                                    =======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 10


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                        FULLY          EQUITY        CAPITAL        RISING           EMERGING        MARKET
                                       MANAGED         INCOME      APPRECIATION    DIVIDENDS          MARKETS        MANAGER
                                       DIVISION       DIVISION       DIVISION      DIVISION          DIVISION       DIVISION
                                    -------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $16,156        $ 6,646    $      322      $   2,255        $     59         $    19
                                    -------------------------------------------------------------------------------------------
Total investment income                  16,156          6,646           322          2,255              59              19

Expenses:
   Mortality and expense risk
     and other charges                    7,400          4,990         6,949         11,729              92             545
   Annual administrative charges            170            134           185            308               4               -
   Minimum death benefit
     guarantee charges                        1              3             -              1               -               -
   Contingent deferred sales
     charges                                665            538           677          1,255               5               -
   Other contract charges                   165             99           159            164               1               -
   Amortization of deferred
     charges related to:
     Deferred sales load                     64             68            51             96               3              19
     Premium taxes                            -              -             1              -               -               -
                                    -------------------------------------------------------------------------------------------
Total expenses                            8,465          5,832         8,022         13,553             105             564
                                    -------------------------------------------------------------------------------------------
Net investment income (loss)              7,691            814        (7,700)       (11,298)            (46)           (545)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                      11,174         (9,042)      (15,294)        21,717          (1,106)             60
   Capital gains distributions           10,374          7,560             -          8,449               -           3,369
                                    -------------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                   21,548         (1,482)      (15,294)        30,166          (1,106)          3,429
 Net unrealized appreciation
   (depreciation) of investments          1,318           (822)      (50,801)      (137,786)            898          (3,695)
                                    -------------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $30,557        $(1,490)     $(73,795)     $(118,918)       $   (254)       $   (811)
                                    ===========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 11


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                                      STRATEGIC       SMALL        MANAGED       MID-CAP        CAPITAL
                                     VALUE EQUITY      EQUITY          CAP         GLOBAL        GROWTH         GROWTH
                                       DIVISION       DIVISION       DIVISION     DIVISION      DIVISION       DIVISION
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $  1,616    $        -    $      557     $    317   $     3,740        $      -
                                    --------------------------------------------------------------------------------------
Total investment income                    1,616             -           557          317         3,740               -

Expenses:
   Mortality and expense risk
     and other charges                     2,959         4,471         6,860        3,655        15,832           6,539
   Annual administrative charges              73           125           185           80           421             180
   Minimum death benefit
     guarantee charges                         -             -             -            -             1               -
   Contingent deferred sales
     charges                                 277           549           626          227         1,555             884
   Other contract charges                     49           149           166          146           401              95
   Amortization of deferred
     charges related to:
     Deferred sales load                      26             7            14           41            51              10
     Premium taxes                             -             -             -            -             1               -
                                    --------------------------------------------------------------------------------------
Total expenses                             3,384         5,301         7,851        4,149        18,262           7,708
                                    --------------------------------------------------------------------------------------
Net investment income (loss)              (1,768)       (5,301)       (7,294)      (3,832)      (14,522)         (7,708)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (2,127)     (127,841)     (283,317)     (98,932)     (608,749)        (21,430)
   Capital gains distributions             2,392           387             -            -         1,273               -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       265      (127,454)     (283,317)     (98,932)     (607,476)        (21,430)
 Net unrealized appreciation
   (depreciation) of investments         (14,146)       52,004       276,874       72,788       312,790         (46,715)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $(15,649)   $  (80,751)   $  (13,737)    $(29,976)    $(309,208)       $(75,853)
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 12


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                  ASSET
                                                       TOTAL                            CORE       DEVELOPING   ALLOCATION
                                        RESEARCH      RETURN           GROWTH           BOND          WORLD       GROWTH
                                        DIVISION     DIVISION         DIVISION        DIVISION      DIVISION     DIVISION
                                    ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                        $       815      $ 33,703         $        -      $   256       $   854         $ 414
                                    ---------------------------------------------------------------------------------------
Total investment income                     815        33,703                  -          256           854           414

Expenses:
   Mortality and expense risk
     and other charges                   10,789        10,888            18,456           994         1,120           383
   Annual administrative charges            280           243               561            14            31             3
   Minimum death benefit
     guarantee charges                        -             -                 1             -             -             -
   Contingent deferred sales
     charges                              1,104         1,265             2,217            67            89            22
   Other contract charges                   231           220               409            37            30            33
   Amortization of deferred
     charges related to:
     Deferred sales load                     24            24                26             1             6             -
     Premium taxes                            -             1                 1             -             -             -
                                    ---------------------------------------------------------------------------------------
Total expenses                           12,428        12,641            21,671         1,113         1,276           441
                                    ---------------------------------------------------------------------------------------
Net investment income (loss)            (11,613)       21,062           (21,671)         (857)         (422)          (27)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                     (13,683)          740          (652,014)       (1,319)       (8,830)          (61)
   Capital gains distributions           16,451        16,488                 -           262           118             -
                                    ---------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    2,768        17,228          (652,014)       (1,057)       (8,712)          (61)
 Net unrealized appreciation
   (depreciation) of investments       (178,581)      (46,531)          196,709         2,969         4,320          (644)
                                    ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                         $(187,426)    $  (8,241)        $ (476,976)     $ 1,055       $(4,814)        $(732)
                                    =======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 13


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                           PILGRIM
                                     DIVERSIFIED                   GROWTH AND   SPECIAL        INTERNET   INTERNATIONAL   WORLDWIDE
                                       MID CAP      INVESTORS        INCOME    SITUATIONS     TOLLKEEPER      EQUITY        GROWTH
                                      DIVISION       DIVISION       DIVISION    DIVISION     DIVISION (a)    DIVISION      DIVISION
                                    ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $ 139       $   728       $   509     $    60        $   -         $      -      $     -
                                    ------------------------------------------------------------------------------------------------
Total investment income                    139           728           509          60            -                -            -

Expenses:
   Mortality and expense risk
     and other charges                     479           928           828         267           25            2,751          192
   Annual administrative charges             4            12             7           4            -               62            3
   Minimum death benefit
     guarantee charges                       -             -             -           -            -                -            -
   Contingent deferred sales
     charges                                26            60            34          12            -              320           26
   Other contract charges                   38            53            59          18            2               47           16
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -             -           -            -                -            -
     Premium taxes                           -             -             1           -            -                -            -
                                    ------------------------------------------------------------------------------------------------
Total expenses                             547         1,053           929         301           27            3,180          237
                                    ------------------------------------------------------------------------------------------------
Net investment income (loss)              (408)         (325)         (420)       (241)         (27)          (3,180)        (237)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (602)         (369)         (175)       (359)        (152)         (66,811)      (1,558)
   Capital gains distributions               -             1            -            -            -                -            -
                                    ------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (602)         (368)         (175)       (359)        (152)         (66,811)      (1,558)
 Net unrealized appreciation
   (depreciation) of investments           668        (3,000)       (3,724)       (769)          (1)          30,006         (466)
                                    ------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $(342)      $(3,693)      $(4,319)    $(1,369)       $(180)        $(39,985)     $(2,261)
                                    ================================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 14


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                        PILGRIM                   PILGRIM SMALL     PILGRIM        PILGRIM       PILGRIM
                                        GROWTH        PILGRIM          CAP        CONVERTIBLE    GROWTH AND     LARGECAP
                                    OPPORTUNITIES    MAGNACAP     OPPORTUNITIES      CLASS         INCOME        GROWTH
                                     DIVISION (a)    DIVISION (a)  DIVISION (a)    DIVISION (c)  DIVISION (c)  DIVISION (c)
                                    ----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $   -            $23         $   -             $(4)          $  -         $  -
                                    ----------------------------------------------------------------------------------------
Total investment income                      -             23             -              (4)             -            -

Expenses:
   Mortality and expense risk
     and other charges                      23             28            67               -              1            2
   Annual administrative charges             -              -             1               -              -            -
   Minimum death benefit
     guarantee charges                       -              -             -               -              -            -
   Contingent deferred sales
     charges                                 3              -             6               -              -            -
   Other contract charges                    1              1             6               -              -            -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -              -             -               -              -            -
     Premium taxes                           -              -             -               -              -            -
                                    ----------------------------------------------------------------------------------------
Total expenses                              27             29            80               -              1            2
                                    ----------------------------------------------------------------------------------------
Net investment income (loss)               (27)            (6)          (80)             (4)            (1)          (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (189)            (8)         (918)              -              1            -
   Capital gains distributions               -              -             -               5              1            -
                                    ----------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (189)            (8)         (918)              5              2            -
 Net unrealized appreciation
   (depreciation) of investments             3             20           297               2              4            3
                                    ----------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $(213)           $ 6         $(701)            $ 3           $  5         $  1
                                    ========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 15


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                       PIMCO
                                                    STOCKSPLUS                     SP JENNISON                  SMITH BARNEY
                                     PIMCO HIGH     GROWTH AND       PRUDENTIAL   INTERNATIONAL                     HIGH
                                     YIELD BOND       INCOME          JENNISON       GROWTH     APPRECIATION       INCOME
                                      DIVISION       DIVISION         DIVISION      DIVISION      DIVISION        DIVISION
                                    -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $ 16,834      $ 10,135        $      -       $    19       $  9             $ 50
                                    -----------------------------------------------------------------------------------------
Total investment income                   16,834        10,135               -            19          9               50

Expenses:
   Mortality and expense risk
     and other charges                     3,406         3,823            338            126         11                6
   Annual administrative charges              66            90              4              1          1                -
   Minimum death benefit
     guarantee charges                          -             -              -              -         -                -
   Contingent deferred sales
     charges                                 388           453             43             11          4                -
   Other contract charges                     90            67             22              7          -                -
   Amortization of deferred
     charges related to:
     Deferred sales load                       5             3               -              -         -                -
     Premium taxes                              -             -              -              -         -                -
                                    -----------------------------------------------------------------------------------------
Total expenses                             3,955         4,436            407            145         16                6
                                    -----------------------------------------------------------------------------------------
Net investment income (loss)              12,879         5,699           (407)          (126)        (7)              44

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                      (12,967)      (21,014)        (5,590)        (3,123)         1              (32)
   Capital gains distributions                  -             -           189               -         -                -
                                    -----------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                   (12,967)      (21,014)        (5,401)        (3,123)         1              (32)
 Net unrealized appreciation
   (depreciation) of investments             448       (20,466)         2,985            418        (46)             (32)
                                    -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $    360      $(35,781)       $(2,823)       $(2,831)      $(52)            $(20)
                                    =========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                         SMITH     SMITH BARNEY
                                        BARNEY     INTERNATIONAL   SMITH BARNEY
                                         LARGE        ALL CAP         MONEY            ASSET
                                      CAP VALUE       GROWTH          MARKET        ALLOCATION      EQUITY
                                       DIVISION      DIVISION        DIVISION        DIVISION      DIVISION
                                    -------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $  9         $   -           $  7             $  30        $   -
                                    -------------------------------------------------------------------------
Total investment income                      9             -              7                30            -

Expenses:
   Mortality and expense risk
     and other charges                       9             5              3                20           14
   Annual administrative charges             1             -              -                 1            1
   Minimum death benefit
     guarantee charges                       -             -              -                 -            -
   Contingent deferred sales
     charges                                 -             -             16                 4            5
   Other contract charges                    -             -              -                 -            -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -              -                 -            -
     Premium taxes                           -             -              -                 -            -
                                    -------------------------------------------------------------------------
Total expenses                              10             5             19                25           20
                                    -------------------------------------------------------------------------
Net investment income (loss)                (1)           (5)           (12)                5          (20)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         (9)            1              -               (14)         (45)
   Capital gains distributions              22             -              -                 -            -
                                    -------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      13             1              -               (14)         (45)
 Net unrealized appreciation
   (depreciation) of investments           (79)         (142)             -              (136)        (162)
                                    -------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $(67)        $(146)          $(12)            $(145)       $(227)
                                    =========================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16a


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                         GALAXY        HIGH        SMALL       ALLIANCE        ALLIANCE
                                       GROWTH AND     QUALITY     COMPANY      BERNSTEIN       GROWTH &        PREMIER
                                         INCOME        BOND       GROWTH         VALUE          INCOME         GROWTH
                                        DIVISION     DIVISION    DIVISION    DIVISION (c)    DIVISION (c)   DIVISION (c)
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                               $  -        $ 7          $  -          $ -             $ -             $ -
                                    --------------------------------------------------------------------------------------
Total investment income                       -          7             -            -               -               -

Expenses:
   Mortality and expense risk
     and other charges                        4          2             1            2               4               3
   Annual administrative charges              -          -             -            -               -               -
   Minimum death benefit
     guarantee charges                        -          -             -            -               -               -
   Contingent deferred sales
     charges                                  -          -             -            -               -               -
   Other contract charges                     -          -             -            -               -               -
   Amortization of deferred
     charges related to:
     Deferred sales load                      -          -             -            -               -               -
     Premium taxes                                       -             -            -               -               -
                                    --------------------------------------------------------------------------------------
Total expenses                                4          2             1            2               4               3
                                    --------------------------------------------------------------------------------------
Net investment income (loss)                 (4)         5            (1)          (2)             (4)             (3)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                          (9)         1            (1)          (5)             (3)             (6)
   Capital gains distributions                -          -             -            -               -               -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       (9)         1            (1)          (5)             (3)             (6)
 Net unrealized appreciation
   (depreciation) of investments            (14)         1             1           18              41              61
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                              $(27)       $ 7           $(1)         $11             $34             $52
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16b


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                         GET           GET           GET                        INDEX         INDEX
                                       FUND -        FUND -        FUND -         VALUE         PLUS          PLUS
                                      SERIES N      SERIES P      SERIES Q     OPPORTUNITY    LARGE CAP      MID CAP
                                     DIVISION(c)  DIVISION (d)   DIVISION(f)  DIVISION (c)  DIVISION (c)  DIVISION (c)
                                    ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $222          $ 89          $  -           $ -           $ 4           $ -
                                    ------------------------------------------------------------------------------------
Total investment income                   222            89             -             -             4             -

Expenses:
   Mortality and expense risk
     and other charges                    189           163             -             1             2             2
   Annual administrative charges            -             -             -             -             -             -
   Minimum death benefit
     guarantee charges                      -             -             -             -             -             -
   Contingent deferred sales
     charges                                5             5             -             -             -             -
   Other contract charges                   -             -             -             -             -             -
   Amortization of deferred
     charges related to:
     Deferred sales load                    -             -             -             -             -             -
     Premium taxes                          -             -             -             -             -             -
                                    ------------------------------------------------------------------------------------
Total expenses                            194           168             -             1             2             2
                                    ------------------------------------------------------------------------------------
Net investment income (loss)               28           (79)            -            (1)            2            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                        72             -             -            (1)           (4)           (5)
   Capital gains distributions              -             -             -             -             -             -
                                    ------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                     72             -             -            (1)           (4)           (5)
 Net unrealized appreciation
   (depreciation) of investments          661           293             -             -            21            35
                                    ------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $761          $214          $  -           $(2)          $19           $28
                                    ====================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16c


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                     AIM V.I.
                                                       DENT                      BRINSON
                                     INDEX PLUS    DEMOGRAPHIC     AIM V.I.     TACTICAL       EQUITY-
                                      SMALL CAP       TRENDS        GROWTH     ALLOCATION      INCOME       GROWTH
                                    DIVISION (c)   DIVISION (e)  DIVISION (e) DIVISION (c)   DIVISION (c) DIVISION (c)
                                    ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                               $ -          $  -            $ 1          $ -        $ -            $ -
                                    ----------------------------------------------------------------------------------
Total investment income                      -             -              1            -          -              -

Expenses:
   Mortality and expense risk
     and other charges                       2             3              1            2          5              2
   Annual administrative charges             -             -              -            -          -              -
   Minimum death benefit
     guarantee charges                       -             -              -            -          -              -
   Contingent deferred sales
     charges                                 -             -              -            -          -              -
   Other contract charges                    -             -              -            -          -              -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -              -            -          -              -
     Premium taxes                           -             -              -            -          -              -
                                    ----------------------------------------------------------------------------------
Total expenses                               2             3              1            2          5              2
                                    ----------------------------------------------------------------------------------
Net investment income (loss)                (2)           (3)             -           (2)        (5)            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         (2)            3              -           (4)        (4)            (4)
   Capital gains distributions               -             -              -            -          -              -
                                    ----------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      (2)            3              -           (4)        (4)            (4)
 Net unrealized appreciation
   (depreciation) of investments            55           (12)            18           46         63             36
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                              $51          $(12)           $18          $40        $54            $30
                                    ==================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16d


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                             JANUS ASPEN      PPI MFS
                                                    FINANCIAL      HEALTH                     WORLDWIDE       CAPITAL
                                      CONTRAFUND     SERVICES     SCIENCES      UTILITIES       GROWTH     OPPORTUNITIES
                                     DIVISION (c)  DIVISION (c) DIVISION (c)  DIVISION (c)   DIVISION(c)    DIVISION (c)
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $ -            $ 9         $ 37           $ 4           $ 1            $ -
                                    --------------------------------------------------------------------------------------
Total investment income                     -              9           37             4             1              -

Expenses:
   Mortality and expense risk
     and other charges                      3              4           15             1             3              2
   Annual administrative charges            -              -            -             -             -              -
   Minimum death benefit
     guarantee charges                      -              -            -             -             -              -
   Contingent deferred sales
     charges                                -              -            -             -             -              -
   Other contract charges                   -              -            -             -             -              -
   Amortization of deferred
     charges related to:
     Deferred sales load                    -              -            -             -             -              -
     Premium taxes                          -              -            -             -             -              -
                                    --------------------------------------------------------------------------------------
Total expenses                              3              4           15             1             3              2
                                    --------------------------------------------------------------------------------------
Net investment income (loss)               (3)             5           22             3            (2)            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         -             25           16             2            (4)            (2)
   Capital gains distributions              -              -            -             2             -              -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      -             25           16             4            (4)            (2)
 Net unrealized appreciation
   (depreciation) of investments           51             33          (81)           (6)           64             48
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $48            $63         $(43)          $ 1           $58            $44
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16e


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                     PIONEER     PIONEER
                                       PIONEER        SMALL      MID-CAP
                                      FUND VCT     COMPANY VCT  VALUE VCT       BULL          SMALL-CAP      EUROPE 30
                                     DIVISION (c)  DIVISION (c) DIVISION (b)  DIVISION (a)   DIVISION (a)   DIVISION (a)
                                    -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $ 3          $ -           $ -        $   -        $     -         $     -
                                    -------------------------------------------------------------------------------------
Total investment income                     3            -             -            -              -               -

Expenses:
   Mortality and expense risk
     and other charges                      3            3             4           75             87              84
   Annual administrative charges            -            -             -            1              1               -
   Minimum death benefit
     guarantee charges                      -            -             -            -              -               -
   Contingent deferred sales
     charges                                -            -             -            1              3               3
   Other contract charges                   -            -             -            5              3               1
   Amortization of deferred
     charges related to:
     Deferred sales load                    -            -             -            -              -               -
     Premium taxes                          -            -             -            -              -
                                    -------------------------------------------------------------------------------------
Total expenses                              3            3             4           82             94              88
                                    -------------------------------------------------------------------------------------
Net investment income (loss)                -           (3)           (4)         (82)           (94)            (88)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         3           (7)            -         (640)        (1,538)         (4,198)
   Capital gains distributions              -            -             -            -              -               -
                                    -------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      3           (7)            -         (640)        (1,538)         (4,198)
 Net unrealized appreciation
   (depreciation) of investments           20           49            97          214            141              83
                                    -------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $23          $39           $93        $(508)       $(1,491)        $(4,203)
                                    =====================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                16f

                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

              For the year ended December 31, 2001, except as noted
                             (DOLLARS IN THOUSANDS)



                                       PUTNAM      INTERNATIONAL
                                      GROWTH &      GROWTH AND
                                       INCOME         INCOME          VOYAGER
                                    DIVISION (c)    DIVISION(c)     DIVISION (c)
                                    --------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $  -           $  -              $  -
                                    --------------------------------------------
Total investment income                    -              -                 -

Expenses:
   Mortality and expense risk
     and other charges                     1              2                 1
   Annual administrative charges           -              -                 -
   Minimum death benefit
     guarantee charges                     -              -                 -
   Contingent deferred sales
     charges                               -              -                 -
   Other contract charges                  -              -                 -
   Amortization of deferred
     charges related to:
     Deferred sales load                   -              -                 -
     Premium taxes                         -              -                 -
                                    --------------------------------------------
Total expenses                             1              2                 1
                                    --------------------------------------------
Net investment income (loss)              (1)            (2)               (1)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (1)            (4)                -
   Capital gains distributions             -              -                 -
                                    --------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (1)            (4)                -
 Net unrealized appreciation
   (depreciation) of investments          13             16                46
                                    --------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $11            $10               $45
                                    ============================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                      16g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statements of Changes in Net Assets

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                            LIQUID         LIMITED        LARGE CAP       HARD          ALL
                                            ASSET       MATURITY BOND       VALUE        ASSETS        GROWTH       ALL CAP
                                           DIVISION       DIVISION       DIVISION (a)   DIVISION      DIVISION    DIVISION (a)
                                       ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000           $   522,326       $150,401        $      -      $38,929       $ 145,863    $      -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)              18,885          9,842             267         (449)         71,237       1,786
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -           (105)            239         (889)        (17,900)        242
   Net unrealized appreciation
     (depreciation) of investments                -            (15)           (699)        (651)        (51,150)     (1,344)
                                       ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        18,885          9,722            (193)      (1,989)          2,187         684

Changes from principal transactions:
   Purchase payments                        596,489         36,148          55,323        7,384              22      41,432
   Contract distributions and
     terminations                          (474,039)       (10,071)         (1,282)      (2,536)         (2,005)     (1,349)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            16,005         14,758          44,697         (279)       (146,067)     64,116
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -              -               -            -               -           -
                                       ------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           138,455         40,835          98,738        4,569        (148,050)    104,199
                                       ------------------------------------------------------------------------------------------
Total increase (decrease)                   157,340         50,557          98,545        2,580        (145,863)    104,883
                                       ------------------------------------------------------------------------------------------
Net assets at December 31, 2000             679,666        200,958          98,545       41,509               -     104,883

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)              (1,253)         8,924          (2,813)        (662)              -        (818)
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -          4,818            (343)      (1,681)              -        (209)
   Net unrealized appreciation
     (depreciation) of investments                -          3,378          (1,637)      (3,365)              -      (2,272)
                                       ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (1,253)        17,120          (4,793)      (5,708)              -      (3,299)

Changes from principal transactions:
   Purchase payments                        591,523         94,671         114,157        6,781               -     110,856
   Contract distributions and
     terminations                          (449,815)       (16,054)         (6,489)      (1,927)              -      (9,054)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           251,363         67,367          74,069       (7,446)              -      95,928
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            1              -               -            -               -           -
                                       ------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           393,072        145,984         181,737       (2,592)              -     197,730
                                       ------------------------------------------------------------------------------------------
Total increase (decrease)                   391,819        163,104         176,944       (8,300)              -     194,431
                                       ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $1,071,485       $364,062        $275,489      $33,209       $       -    $299,314
                                       ==========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 17


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           REAL         FULLY       EQUITY        CAPITAL         RISING      EMERGING
                                          ESTATE      MANAGED       INCOME      APPRECIATION    DIVIDENDS     MARKETS
                                         DIVISION     DIVISION     DIVISION       DIVISION       DIVISION     DIVISION
                                       ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000            $ 55,677     $267,218     $271,284      $401,967       $ 813,094     $ 35,472
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)             3,006       11,042       11,274        (1,180)         (9,314)        (427)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         (6,745)      26,765        3,807        28,348          55,582       (1,161)
   Net unrealized appreciation
     (depreciation) of investments         20,074       15,994       13,813      (117,226)        (79,215)      (9,340)
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations      16,335       53,801       28,894       (90,058)        (32,947)     (10,928)

Changes from principal transactions:
   Purchase payments                       10,381       37,354       37,977       156,864         138,073        3,076
   Contract distributions and
     terminations                          (4,280)     (17,995)     (20,552)      (27,188)        (49,067)      (2,533)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          22,190        5,271      (25,811)       36,346          (8,823)      (5,134)
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     -            2            1             3               8            -
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          28,291       24,632       (8,385)      166,025          80,191       (4,591)
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  44,626       78,433       20,509        75,967          47,244      (15,519)
                                       ---------------------------------------------------------------------------------
Net assets at December 31, 2000           100,303      345,651      291,793       477,934         860,338       19,953

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)             2,682        7,691          814        (7,700)        (11,298)         (46)
   Net realized gain (loss) on
     investments and capital gains
     distributions                          6,128       21,548       (1,482)      (15,294)         30,166       (1,106)
   Net unrealized appreciation
     (depreciation) of investments         (3,608)       1,318         (822)      (50,801)       (137,786)         898
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations       5,202       30,557       (1,490)      (73,795)       (118,918)        (254)

Changes from principal transactions:
   Purchase payments                       23,104      146,482       78,113        75,117          70,829          305
   Contract distributions and
     terminations                          (4,974)     (26,120)     (19,657)      (21,611)        (39,067)        (580)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           2,531      148,392       68,000       (17,438)        (41,139)     (19,424)
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          3            9            4             2               6            -
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          20,664      268,763      126,460        36,070          (9,371)     (19,699)
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  25,866      299,320      124,970       (37,725)       (128,289)     (19,953)
                                       ---------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $126,169     $644,971     $416,763      $440,209       $ 732,049     $      -
                                       =================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 18


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           MARKET         VALUE       STRATEGIC                   MANAGED      MID-CAP
                                           MANAGER        EQUITY        EQUITY    SMALL CAP       GLOBAL       GROWTH
                                          DIVISION       DIVISION      DIVISION    DIVISION       DIVISION     DIVISION
                                       ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $  7,084       $137,380      $197,526    $324,429       $181,345     $539,215
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 71           (497)       (5,559)    134,762         48,911      387,415
   Net realized gain (loss) on
     investments and capital gains
     distributions                             883         (2,232)       64,740      93,230          8,079      221,840
   Net unrealized appreciation
     (depreciation) of investments            (868)        13,904      (146,317)   (336,905)       (91,449)    (585,733)
                                       ------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           86         11,175       (87,136)   (108,913)       (34,459)      23,522

Changes from principal transactions:
   Purchase payments                            32         21,970       159,024     158,999         83,233      355,851
   Contract distributions and
     terminations                             (214)        (7,690)      (15,811)    (19,691)       (13,929)     (51,535)
   Transfer payments from (to) Fixed
     Accounts and other Divisions             (369)        17,887       106,131      67,271         12,151      291,004
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -              -             -           2              6            4
                                       ------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             (551)        32,167       249,344     206,581         81,461      595,324
                                       ------------------------------------------------------------------------------------
Total increase (decrease)                     (465)        43,342       162,208      97,668         47,002      618,846
                                       ------------------------------------------------------------------------------------
Net assets at December 31, 2000              6,619        180,722       359,734     422,097        228,347    1,158,061

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (545)        (1,768)       (5,301)     (7,294)        (3,832)     (14,522)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           3,429            265      (127,454)   (283,317)       (98,932)    (607,476)
   Net unrealized appreciation
     (depreciation) of investments          (3,695)       (14,146)       52,004     276,874         72,788      312,790
                                       ------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations         (811)       (15,649)      (80,751)    (13,737)       (29,976)    (309,208)

Changes from principal transactions:
   Purchase payments                          (168)        32,137        38,833      72,626         58,076      180,227
   Contract distributions and
     terminations                              (10)        (9,292)      (13,819)    (19,753)       (10,294)     (45,653)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (5,630)        11,120       (44,615)     19,278          4,232      (55,138)
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -              1             -           2              3            1
                                       ------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           (5,808)        33,966       (19,601)     72,153         52,017       79,437
                                       ------------------------------------------------------------------------------------
Total increase (decrease)                   (6,619)        18,317      (100,352)     58,416         22,041     (229,771)
                                       ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $      -       $199,039      $259,382    $480,513       $250,388     $928,290
                                       ====================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 19


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                          CAPITAL                    TOTAL                                 DEVELOPING
                                          GROWTH      RESEARCH      RETURN        GROWTH      CORE BOND      WORLD
                                         DIVISION     DIVISION     DIVISION      DIVISION     DIVISION      DIVISION
                                       ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000            $430,246     $636,760     $455,380    $1,205,510      $21,258       $51,673
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)            (1,269)      (3,095)      18,946        53,063        1,744          (784)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         12,678       88,334       21,577       303,706         (159)      (14,480)
   Net unrealized appreciation
     (depreciation) of investments       (108,099)    (144,747)      31,039      (808,716)      (1,223)       (9,975)
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations     (96,690)     (59,508)      71,562      (451,947)         362       (25,239)

Changes from principal transactions:
   Purchase payments                      119,650      184,644       92,211       640,780       10,963        36,474
   Contract distributions and
     terminations                         (21,267)     (32,193)     (25,842)      (71,995)      (1,185)       (3,361)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          31,458       70,825       15,551       152,627        8,600        (5,151)
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     2            -            6             5            2             2
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                         129,843      223,276       81,926       721,417       18,380        27,964
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  33,153      163,768      153,488       269,470       18,742         2,725
                                       ---------------------------------------------------------------------------------
Net assets at December 31, 2000           463,399      800,528      608,868     1,474,980       40,000        54,398

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)            (7,708)     (11,613)      21,062       (21,671)        (857)         (422)
   Net realized gain (loss) on
     investments and capital gains
     distributions                        (21,430)       2,768       17,228      (652,014)      (1,057)       (8,712)
   Net unrealized appreciation
     (depreciation) of investments        (46,715)    (178,581)     (46,531)      196,709        2,969         4,320
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations     (75,853)    (187,426)      (8,241)     (476,976)       1,055        (4,814)

Changes from principal transactions:
   Purchase payments                       40,288       98,910      174,830       150,918       45,161        11,440
   Contract distributions and
     terminations                         (22,815)     (32,070)     (38,220)      (53,998)      (3,062)       (3,183)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          (9,586)     (42,232)      56,153       (92,035)      31,839        13,624
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          1            1            4             3            3             1
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           7,888       24,609      192,767         4,888       73,941        21,882
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                 (67,965)    (162,817)     184,526      (472,088)      74,996        17,068
                                       ---------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $395,434     $637,711     $793,394    $1,002,892     $114,996       $71,466
                                       =================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 20


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                             ASSET                                        GROWTH        SPECIAL
                                            GROWTH         ALLOCATION      DIVERSIFIED                      AND        SITUATIONS
                                         OPPORTUNITIES       GROWTH          MID CAP      INVESTORS        INCOME       DIVISION
                                           DIVISION        DIVISION (e)    DIVISION (d)  DIVISION (f)    DIVISION (d)      (d)
                                       -------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $  6,663         $     -          $     -       $     -        $     -        $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 332              (3)              (4)          491            (14)            (8)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             (268)             (8)            (172)          124            (41)            (5)
   Net unrealized appreciation
     (depreciation) of investments             (460)            (15)             130          (235)           (75)          (354)
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          (396)            (26)             (46)          380           (130)          (367)

Changes from principal transactions:
   Purchase payments                              7           3,166            3,403         8,798          5,771          2,383
   Contract distributions and
     terminations                               (10)             (8)             (53)         (368)           (45)           (43)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (6,264)          1,564            8,054        12,748          7,130          3,918
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -               -                -              -              -              -
                                       -------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            (6,267)          4,722           11,404        21,178         12,856          6,258
                                       -------------------------------------------------------------------------------------------
Total increase (decrease)                    (6,663)          4,696           11,358        21,558         12,726          5,891
                                       -------------------------------------------------------------------------------------------
Net assets at December 31, 2000                   -           4,696           11,358        21,558         12,726          5,891

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                   -             (27)            (408)         (325)          (420)          (241)
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -             (61)            (602)         (368)          (175)          (359)
   Net unrealized appreciation
     (depreciation) of investments                -            (644)             668        (3,000)        (3,724)          (769)
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations             -            (732)            (342)       (3,693)        (4,319)        (1,369)

Changes from principal transactions:
   Purchase payments                              -          30,995           33,892        41,981         56,119         12,758
   Contract distributions and
     terminations                                 -            (753)            (956)       (2,329)        (1,615)          (535)
   Transfer payments from (to) Fixed
     Accounts and other Divisions                 -          15,035           13,862        33,883         29,809          7,580
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            -               1                -              -              -              -
                                       -------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                 -          45,278           46,798        73,535         84,313         19,803
                                       -------------------------------------------------------------------------------------------
Total increase (decrease)                         -          44,546           46,456        69,842         79,994         18,434
                                       -------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $      -         $49,242          $57,814       $91,400        $92,720        $24,325
                                       ===========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 21


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                      INTER-         PILGRIM       PILGRIM      PILGRIM  PILGRIM SMALL   PILGRIM
                                          INTERNET   NATIONAL       WORLDWIDE       GROWTH      MAGNACAP      CAP      CONVERTIBLE
                                         TOLLKEEPER   EQUITY         GROWTH      OPPORTUNITIES  DIVISION OPPORTUNITIES    CLASS
                                        DIVISION(h)  DIVISION       DIVISION(c)   DIVISION(h)      (h)     DIVISION(h)  DIVISION(j)
                                       ---------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $     -   $175,569       $      -        $    -       $    -      $     -       $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -      2,223            (9)             -            -            -          -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -     (4,245)         (220)             -            -            -          -
   Net unrealized appreciation
     (depreciation) of investments               -    (52,548)         (216)             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -    (54,570)         (445)             -            -            -          -

Changes from principal transactions:
   Purchase payments                             -     78,906         4,326              -            -            -          -
   Contract distributions and
     terminations                                -     (9,015)          (39)             -            -            -          -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -      3,728         1,712              -            -            -          -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -          -              -             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -     73,619         5,999              -            -            -          -
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease)                        -     19,049         5,554              -            -            -          -
                                       ---------------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -    194,618         5,554              -            -            -          -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (27)     (3,180)         (237)           (27)          (6)         (80)        (4)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           (152)    (66,811)       (1,558)          (189)          (8)        (918)         5
   Net unrealized appreciation
     (depreciation) of investments             (1)     30,006          (466)             3           20          297          2
                                       ---------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (180)    (39,985)       (2,261)          (213)           6         (701)         3

Changes from principal transactions:
   Purchase payments                        3,417      21,029        12,903          3,287        3,746        8,651        146
   Contract distributions and
     terminations                             (36)     (7,978)         (485)           (61)        (117)        (133)         -
   Transfer payments from (to) Fixed
     Accounts and other Divisions           2,188     (23,623)        4,303          2,206        1,767        6,620         45
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -          -              -             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           5,569     (10,572)       16,721          5,432        5,396       15,138        191
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease)                   5,389     (50,557)       14,460          5,219        5,402       14,437        194
                                       ---------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $5,389    $144,061       $20,014         $5,219       $5,402      $14,437       $194
                                       =============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 22


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                                      PIMCO
                                         PILGRIM        PILGRIM          PIMCO      STOCKSPLUS                     SP JENNISON
                                        GROWTH AND     LARGECAP           HIGH      GROWTH AND       PRUDENTIAL   INTERNATIONAL
                                          INCOME        GROWTH         YIELD BOND     INCOME          JENNISON        GROWTH
                                       DIVISION (j)   DIVISION (j)      DIVISION     DIVISION        DIVISION (b)   DIVISION (b)
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $   -           $  -         $146,057     $221,230          $     -       $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                -              -           10,796       13,614              (44)           (7)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             -              -           (7,571)      12,254              925            49
   Net unrealized appreciation
     (depreciation) of investments             -              -           (6,847)     (55,206)          (2,191)          (98)
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          -              -           (3,622)     (29,338)          (1,310)          (56)

Changes from principal transactions:
   Purchase payments                           -              -           36,534       73,805            6,264         1,189
   Contract distributions and
     terminations                              -              -           (7,991)     (13,426)            (138)          (45)
   Transfer payments from (to) Fixed
     Accounts and other Divisions              -              -           (8,121)       6,213            2,916         1,632
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -              -              -              -                -             -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                              -              -           20,422       66,592            9,042         2,776
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                      -              -           16,800       37,254            7,732         2,720
                                       ----------------------------------------------------------------------------------------
Net assets at December 31, 2000                -              -          162,857      258,484            7,732         2,720

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (1)            (2)          12,879        5,699             (407)         (126)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             2              -          (12,967)     (21,014)          (5,401)       (3,123)
   Net unrealized appreciation
     (depreciation) of investments             4              3              448      (20,466)           2,985           418
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          5              1              360      (35,781)          (2,823)       (2,831)

Changes from principal transactions:
   Purchase payments                         343            488           56,951       34,841           16,595         7,856
   Contract distributions and
     terminations                             (1)             -          (12,056)     (11,973)            (945)         (448)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (191)            44           28,231       (4,506)          25,432         4,013
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -              -              -              -                -             -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            151            532           73,126       18,362           41,082        11,421
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                    156            533           73,486      (17,419)          38,259         8,590
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $ 156           $533         $236,343     $241,065          $45,991       $11,310
                                       ========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23a


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                                     SMITH BARNEY
                                                    SMITH BARNEY     SMITH BARNEY    INTERNATIONAL     SMITH BARNEY
                                           APPRE-       HIGH          LARGE CAP         ALL CAP           MONEY
                                          CIATION      INCOME           VALUE           GROWTH            MARKET
                                          DIVISION    DIVISION        DIVISION         DIVISION          DIVISION
                                       -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $ 983        $ 547            $ 643           $ 537            $ 579
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (6)          45                5              (4)              (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                            37          (20)              12              15                -
   Net unrealized appreciation
     (depreciation) of investments           (57)         (66)              57            (162)               -
                                       -------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (26)         (41)              74            (151)              (2)

Changes from principal transactions:
   Purchase payments                          16            5                -              10                -
   Contract distributions and
     terminations                            (11)         (22)              (8)             (6)            (700)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (131)         (43)             (17)             65              279
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -            -                -               -                -
                                       -------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           (126)         (60)             (25)             69             (421)
                                       -------------------------------------------------------------------------------
Total increase (decrease)                   (152)        (101)              49             (82)            (423)
                                       -------------------------------------------------------------------------------
Net assets at December 31, 2000              831          446              692             455              156

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (7)          44               (1)             (5)             (12)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             1          (32)              13               1                -
   Net unrealized appreciation
     (depreciation) of investments           (46)         (32)             (79)           (142)               -
                                       -------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (52)         (20)             (67)           (146)             (12)

Changes from principal transactions:
   Purchase payments                           5            -                -               -                -
   Contract distributions and
     terminations                            (44)         (25)             (15)             (4)            (241)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (17)         (31)             (47)             (5)             318
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -            -                -               -                -
                                       -------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            (56)         (56)             (62)             (9)              77
                                       -------------------------------------------------------------------------------
Total increase (decrease)                   (108)         (76)            (129)           (155)              65
                                       -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $ 723        $ 370            $ 563           $ 300            $ 221
                                       ===============================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23b


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                         GALAXY                      SMALL        ALLIANCE
                                           ASSET                       GROWTH AND                   COMPANY       BERNSTEIN
                                         ALLOCATION        EQUITY        INCOME      HIGH QUALITY    GROWTH         VALUE
                                          DIVISION        DIVISION      DIVISION    BOND DIVISION   DIVISION     DIVISION (j)
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $  133           $ 297           $107          $ 27        $   -            $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               10             (10)            (3)            2           (1)              -
   Net realized gain (loss) on
     investments and capital gains
     distributions                            27              85              5             -            5               -
   Net unrealized appreciation
     (depreciation) of investments           (70)           (137)             5             3          (11)              -
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (33)            (62)             7             5           (7)              -

Changes from principal transactions:
   Purchase payments                       1,153             817            138            33           50               -
   Contract distributions and
     terminations                             (8)            (11)           (11)           (6)           -               -
   Transfer payments from (to) Fixed
     Accounts and other Divisions            142              30             43             19          29               -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -               -              -             -            -               -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          1,287             836            170            46           79               -
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                  1,254             774            177            51           72               -
                                       ----------------------------------------------------------------------------------------
Net assets at December 31, 2000            1,387           1,071            284            78           72               -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                5             (20)            (4)            5           (1)             (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           (14)            (45)            (9)            1           (1)             (5)
   Net unrealized appreciation
     (depreciation) of investments          (136)           (162)           (14)            1            1              18
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations       (145)           (227)           (27)            7           (1)             11

Changes from principal transactions:
   Purchase payments                         105              87             48            33            9             463
   Contract distributions and
     terminations                            (76)            (87)           (11)           (4)           -              (1)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (11)            (37)           (93)           38            4             122
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -               -              -             -            -               -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             18             (37)           (56)           67           13             584
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                   (127)           (264)           (83)           74           12             595
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $1,260           $ 807           $201          $152        $  84            $595
                                       ========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23c


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                         ALLIANCE
                                         GROWTH &       PREMIER      GET FUND-     GET FUND -    GET FUND -        VALUE
                                          INCOME        GROWTH        SERIES N      SERIES P      SERIES Q      OPPORTUNITY
                                       DIVISION (j)  DIVISION (j)   DIVISION (j)  DIVISION (k)  DIVISION (m)   DIVISION (j)
                                       ---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000               $    -       $     -      $     -         $      -      $    -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -             -            -                -           -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -             -            -                -           -             -
   Net unrealized appreciation
     (depreciation) of investments               -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -             -            -                -           -             -

Changes from principal transactions:
   Purchase payments                             -             -            -                -           -             -
   Contract distributions and
     terminations                                -             -            -                -           -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -             -            -                -           -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
Total increase (decrease)                        -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -             -            -                -           -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 (4)          (3)           28              (79)          -            (1)
   Net realized gain (loss) on
     investments and capital gains
     distributions                              (3)          (6)           72                -           -            (1)
   Net unrealized appreciation
     (depreciation) of investments              41           61           661              293           -             -
                                       ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           34           52           761              214           -            (2)

Changes from principal transactions:
   Purchase payments                         1,467          921         1,687            6,196           -           289
   Contract distributions and
     terminations                               (3)          (1)         (135)            (202)          -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions              155          119        28,555          146,837       1,904            11
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -             -             -               -           -             -
                                       ---------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            1,619        1,039        30,107          152,831       1,904           300
                                       ---------------------------------------------------------------------------------------
Total increase (decrease)                    1,653        1,091        30,868          153,045       1,904           298
                                       ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001             $1,653       $1,091       $30,868         $153,045      $1,904          $298
                                       =======================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23d


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                                        AIM V.I. DENT
                                         INDEX PLUS       INDEX PLUS      INDEX PLUS     DEMOGRAPHIC       AIM V.I.      TACTICAL
                                         LARGE CAP         MID CAP         SMALL CAP       TRENDS          GROWTH      ALLOCATION
                                        DIVISION (j)     DIVISION (j)     DIVISION (j)   DIVISION (l)    DIVISION (l)  DIVISION (j)
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                $  -           $  -             $  -           $  -              $  -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 -              -                -              -                 -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                              -              -                -              -                 -             -
   Net unrealized appreciation
     (depreciation) of investments              -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           -              -                -              -                 -             -

Changes from principal transactions:
   Purchase payments                            -              -                -              -                 -             -
   Contract distributions and
     terminations                               -              -                -              -                 -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions               -              -                -              -                 -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                               -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                       -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Net assets at December 31, 2000                 -              -                -              -                 -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 2             (2)              (2)              (3)              -            (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             (4)            (5)              (2)               3               -            (4)
   Net unrealized appreciation
     (depreciation) of investments             21             35               55              (12)             18            46
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          19             28               51              (12)             18            40

Changes from principal transactions:
   Purchase payments                          834            684              489              404             137           718
   Contract distributions and
     terminations                               -              -                -               (5)             (1)            -
   Transfer payments from (to) Fixed
     Accounts and other Divisions             (41)           108              140            3,163             289            29
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             793            792              629            3,562             425           747
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                     812            820              680            3,550             443           787
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $812           $820             $680           $3,550            $443          $787
                                       ============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23e


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           EQUITY-                     CONTRA-       FINANCIAL       HEALTH
                                           INCOME        GROWTH         FUND         SERVICES       SCIENCES      UTILITIES
                                         DIVISION(j)    DIVISION(j)   DIVISION(j)    DIVISION(j)    DIVISION(j)   DIVISION(j)
                                       -------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000               $    -          $  -         $    -         $    -       $     -         $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -             -              -              -             -            -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -             -              -              -             -            -
   Net unrealized appreciation
     (depreciation) of investments               -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -             -              -              -             -            -

Changes from principal transactions:
   Purchase payments                             -             -              -              -             -            -
   Contract distributions and
     terminations                                -             -              -              -             -            -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -             -              -              -             -            -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
Total increase (decrease)                        -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -             -              -              -             -            -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 (5)           (2)            (3)             5            22            3
   Net realized gain (loss) on
     investments and capital gains
     distributions                              (4)           (4)             -             25            16            4
   Net unrealized appreciation
     (depreciation) of investments              63            36             51             33           (81)          (6)
                                       -------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           54            30             48             63           (43)           1

Changes from principal transactions:
   Purchase payments                         1,658           578          1,001            822         1,234          325
   Contract distributions and
     terminations                              (10)          (12)            (2)            (4)          (55)           -
   Transfer payments from (to) Fixed
     Accounts and other Divisions              247            97            136          1,523         9,654          638
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            1,895           663          1,135          2,341        10,833          963
                                       -------------------------------------------------------------------------------------
Total increase (decrease)                    1,949           693          1,183          2,404        10,790          964
                                       -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001             $1,949          $693         $1,183         $2,404       $10,790         $964
                                       =====================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23f


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                          JANUS ASPEN      PPI MFS                      PIONEER SMALL        PIONEER
                                           WORLDWIDE       CAPITAL      PIONEER FUND      COMPANY            MID-CAP         BULL
                                            GROWTH       OPPORTUNITIES       VCT            VCT             VALUE VCT      DIVISION
                                         DIVISION (j)     DIVISION (j)   DIVISION (j)    DIVISION (j)       DIVISION(i)       (h)
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                $    -           $  -          $    -           $  -            $    -       $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                   -              -               -              -                 -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -              -               -              -                 -             -
   Net unrealized appreciation
     (depreciation) of investments                -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations             -              -               -              -                 -             -

Changes from principal transactions:
   Purchase payments                              -              -               -              -                 -             -
   Contract distributions and
     terminations                                 -              -               -              -                 -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                 -              -               -              -                 -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                 -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                         -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Net assets at December 31, 2000                   -              -               -              -                 -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  (2)            (2)              -             (3)               (4)          (82)
   Net realized gain (loss) on
     investments and capital gains
     distributions                               (4)            (2)              3             (7)                -          (640)
   Net unrealized appreciation
     (depreciation) of investments               64             48              20             49                97           214
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            58             44              23             39                93          (508)

Changes from principal transactions:
   Purchase payments                          1,166            625           1,074            857               620         3,580
   Contract distributions and
     terminations                                (7)            (3)             (6)             -                (6)         (153)
   Transfer payments from (to) Fixed
     Accounts and other Divisions                81             32           1,184             42             4,432        17,664
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             1,240            654           2,252            899             5,046        21,091
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                     1,298            698           2,275            938             5,139        20,583
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $1,298           $698          $2,275           $938            $5,139       $20,583
                                       ============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                      PUTNAM      INTERNATIONAL
                                                                      GROWTH &     GROWTH AND
                                         SMALL-CAP    EUROPE 30       INCOME         INCOME        VOYAGER
                                       DIVISION (h)  DIVISION (h)   DIVISION (j)   DIVISION (j)  DIVISION (j)
                                       -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $      -       $    -        $  -            $   -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -            -           -                -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -            -           -                -             -
   Net unrealized appreciation
     (depreciation) of investments               -            -           -                -             -
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -            -           -                -             -

Changes from principal transactions:
   Purchase payments                             -            -           -                -             -
   Contract distributions and
     terminations                                -            -           -                -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -            -           -                -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -            -           -                -             -
                                       -----------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -            -           -                -             -
                                       -----------------------------------------------------------------------
Total increase (decrease)                        -            -           -                -             -
                                       -----------------------------------------------------------------------
Net assets at December 31, 2000                  -            -           -                -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (94)          (88)         (1)             (2)            (1)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         (1,538)       (4,198)         (1)             (4)             -
   Net unrealized appreciation
     (depreciation) of investments            141            83          13              16             46
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations      (1,491)       (4,203)         11              10             45

Changes from principal transactions:
   Purchase payments                        2,754         1,157         450             488            456
   Contract distributions and
     terminations                            (281)         (293)          -                -            (1)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          18,986         9,651          (6)            106             77
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          -             -           -               -             -
                                       -----------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          21,459        10,515         444             594            532
                                       -----------------------------------------------------------------------
Total increase (decrease)                  19,968         6,312         455             604            577
                                       -----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $19,968        $6,312        $455            $604           $577
                                       =======================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23h

                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2001

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2001, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, and SmartDesign Contracts. GoldenSelect Contracts sold by Golden American during 2001 include DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark and Generations. SmartDesign Contracts include Variable Annuity
(VA) and Advantage.

The  Account  discontinued   offering  DVA  80  in  May  1991  and  discontinued
registering DVA and DVA Series 100 for sale to the public as of May 1, 2000.

At December 31, 2001, the Account had, under GoldenSelect Contracts, fifty investment Divisions: Liquid Asset, Limited Maturity Bond, Large Cap Value, Hard Assets, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Core Bond, Developing World, Asset Allocation Growth, Diversified Mid Cap, Investors, Growth and Income, Special Situations, Internet Tollkeeper, International Equity, Pilgrim Worldwide Growth, Pilgrim Growth Opportunities, Pilgrim MagnaCap, Pilgrim Small Cap Opportunities, PIMCO High Yield Bond, PIMCO

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Asset Allocation, Equity, Galaxy Growth and Income, High Quality Bond, Small Company Growth, AIM V.I. Dent Demographic Trends, Financial Services, Health Sciences, Utilities, Pioneer Fund VCT, Pioneer Mid-Cap Value VCT, Bull, Small-Cap and Europe 30 Divisions. The Account had, under SmartDesign Contracts, forty investment Divisions: Liquid Asset, Value Equity, Research, Total Return, Core Bond, Growth and Income, Pilgrim Worldwide Growth, Pilgrim MagnaCap, Pilgrim Convertible Class, Pilgrim Growth and Income, Pilgrim LargeCap Growth, PIMCO High Yield Bond, Prudential Jennison, SP Jennison International Growth, Alliance Bernstein Value, Alliance Growth and Income, Premier Growth, AIM V.I. Dent Demographic Trends, AIM V.I. Growth, GET Fund - Series N, GET Fund - Series P, GET Fund - Series Q, Value Opportunity, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, Brinson Tactical Allocation, Equity-Income, Growth, Contrafund, Financial Services, Health Sciences, Utilities, Janus Aspen Worldwide Growth, PPI MFS Capital Opportunities, Pioneer Fund VCT, Pioneer Small Company VCT, Putnam Growth and Income, International Growth and Income and
Voyager Divisions. The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, and Smith Barney Money Market Divisions (collectively with the Divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of mutual funds of The GCG Trust, Pilgrim Variable Insurance Trust, Pilgrim Variable Products Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., The Galaxy VIP Fund, Alliance Variable Products Series Fund Inc., Aetna Variable Portfolios Inc., AIM Variable Insurance Funds, Inc., Brinson Series Trust, INVESCO Variable Investment Funds Inc., Janus Aspen Series, Portfolio Partners Inc., Pioneer Variable Contracts Trust, The ProFunds VP, or Putnam Variable Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On January 28, 2000, the consolidation of the All Growth and Growth Opportunities Series into the Mid-Cap Growth Series took place at no cost to current contract holders. The separate accounts in the Series substituted shares of Mid-Cap Growth Series for shares of All Growth and Growth Opportunities Series.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Series were liquidated and Contractowner holdings were reallocated to the Liquid Asset Series as described in the contract prospectus.

Following approval by its shareholders, the Emerging Markets Series was merged into the Developing World Series on April 27, 2001 at no cost to current contract holders. Directed Services, Inc., the Series' manager, absorbed all costs associated with the merger.

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to contract holders. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

RECLASSIFICATIONS

Certain amounts in the 2000 financial information have been reclassified to conform to the 2001 presentation.

3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                       ANNUAL RATES
------                                                    ------------------

DVA 80                                                            0.80%
DVA                                                               0.90
DVA Series 100                                                    1.25
DVA Plus (pre February 2000) - Standard                           1.10
DVA Plus (post January 2000) - Standard                           1.15
DVA Plus (post 2000) - Standard                                   1.15
DVA Plus (pre February 2000) - Annual Ratchet                     1.25
DVA Plus (pre February 2000) - 5.5% Solution                      1.25
DVA Plus (post January 2000) - 5.5% Solution                      1.25
DVA Plus (post January 2000) - Annual Ratchet                     1.30
DVA Plus (post 2000) - 5.5% Solution                              1.30
DVA Plus (pre February 2000) - 7% Solution                        1.40
DVA Plus (post January 2000) - Max 5.5                            1.40
DVA Plus (post 2000) - Annual Ratchet                             1.40
DVA Plus (post 2000) - Max 5.5                                    1.45
DVA Plus (post January 2000) - 7% Solution                        1.50
DVA Plus (post 2000) - 7% Solution                                1.50
DVA Plus (post January 2000) - Max 7                              1.60
DVA Plus (post 2000) - Max 7                                      1.60
Access (pre February 2000) - Standard                             1.25
Access (post January 2000) - Standard                             1.30
Access (post 2000) - Standard                                     1.30
Access (pre February 2000) - Annual Ratchet                       1.40
Access (pre February 2000) - 5.5% Solution                        1.40

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                          ANNUAL RATES
------                                                      -------------------

Access (post January 2000) - Annual Ratchet                          1.45%
Access (post January 2000) - 5.5% Solution                           1.45
Access (post 2000) - 5.5% Solution                                   1.45
Access (pre February 2000) - 7% Solution                             1.55
Access (post January 2000) - Max 5.5                                 1.55
Access (post 2000) - Annual Ratchet                                  1.55
Access (post 2000) - Max 5.5                                         1.60
Access (post January 2000) - 7% Solution                             1.65
Access (post 2000) - 7% Solution                                     1.65
Access (post April 2001) - Standard                                  1.65
Access (post January 2000) - Max 7                                   1.75
Access (post 2000) - Max 7                                           1.75
Access (post April 2001) - 5.5% Solution                             1.80
Access (post April 2001) - Annual Ratchet                            1.90
Access (post April 2001) - Max 5.5                                   1.95
Access (post April 2001) - 7% Solution                               2.00
Access (post April 2001) - Max 7                                     2.10
Premium Plus (pre February 2000) - Standard                          1.25
Premium Plus (post January 2000) - Standard                          1.30
Premium Plus (post 2000) - Standard                                  1.30
Premium Plus (pre February 2000) - Annual Ratchet                    1.40
Premium Plus (pre February 2000) - 5.5% Solution                     1.40
Premium Plus (post January 2000) - Annual Ratchet                    1.45
Premium Plus (post January 2000) - 5.5% Solution                     1.45
Premium Plus (post 2000) - 5.5% Solution                             1.45
Premium Plus (pre February 2000) - 7% Solution                       1.55
Premium Plus (post January 2000) - Max 5.5                           1.55
Premium Plus (post 2000) - Annual Ratchet                            1.55
Premium Plus (post 2000) - Max 5.5                                   1.60
Premium Plus (post January 2000) - 7% Solution                       1.65
Premium Plus (post 2000) - 7% Solution                               1.65

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                      ANNUAL RATES
------                                                   -------------------

Premium Plus (post January 2000) - Max 7                         1.75%
Premium Plus (post 2000) - Max 7                                 1.75
ES II (pre 2001)                                                 1.25
ES II (post 2000) - Standard                                     1.25
ES II (post 2000) - Deferred Ratchet                             1.30
ES II (post 2000) - 5.5% Solution                                1.40
ES II (post 2000) - Annual Ratchet                               1.50
ES II (post 2000) - Max 5.5                                      1.55
ES II (post 2000) - 7% Solution                                  1.60
ES II (post 2000) - Max 7                                        1.70
Value - Standard                                                 0.75
Access One                                                       0.35
Granite PrimElite - Standard                                     1.10
Granite PrimElite - Annual Ratchet                               1.25
Generations - Standard                                           1.25
Generations - Deferred Ratchet                                   1.30
Generations - Annual Ratchet                                     1.50
Generations - 7% Solution                                        1.60
Generations - Max 7                                              1.70
Landmark - Standard                                              1.50
Landmark - 5.5% Solution                                         1.65
Landmark - Annual Ratchet                                        1.75
Landmark - Max 5.5                                               1.80
Landmark - 7% Solution                                           1.85
Landmark - Max 7                                                 1.95
VA Option I                                                      0.80
VA Option II                                                     1.10
VA Option III                                                    1.25
VA Bonus Option I                                                1.30
VA Bonus Option II                                               1.60
VA Bonus Option III                                              1.75

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                     ANNUAL RATES
------                                                  -------------------

Advantage Option I                                             2.20%
Advantage Option II                                            2.40
Advantage Option III                                           2.55


ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA and Advantage Contracts.

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, and Advantage contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.


MINIMUM DEATH BENEFIT GUARANTEE CHARGES


For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

CONTINGENT DEFERRED SALES CHARGES


Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite Contracts, Landmark, VA, and Advantage Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.

                                                                SURRENDER CHARGE
    COMPLETE YEARS       DVA
    ELAPSED SINCE        80 &     DVA     PREMIUM      ES II &                  GRANITE      LANDMARK &
   PREMIUM PAYMENT       DVA     PLUS       PLUS     GENERATIONS     VALUE     PRIMELITE     ADVANTAGE   VA
  ------------------------------------------------------------------------------------------------------------
          0               6%       7%        8%           8%           6%           7%           6%      7%
          1               5        7         8            7            6            7            5       7
          2               4        6         8            6            6            6            4       6
          3               3        5         8            5            5            5            -       6
          4               2        4         7            4            4            4            -       5
          5               1        3         6            3            3            3            -       4
          6               -        1         5            2            1            1            -       3
          7               -        -         3            1            -            -            -       -
          8               -        -         1            -            -            -            -       -
         9+               -        -         -            -            -            -            -       -
  ------------------------------------------------------------------------------------------------------------

                                       32

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED DECEMBER 31
                                              2001                2000
                                     ---------------------------------------
                                             (DOLLARS IN THOUSANDS)

Balance at beginning of year                $  678             $ 3,093
Sales load advanced                             46                  43
Amortization of deferred sales
  load and premium tax                        (724)             (2,458)
                                     ---------------------------------------
Balance at end of year                      $    -             $   678
                                     =======================================



                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
The GCG Trust:
   Liquid Asset Series                                      $5,778,907     $5,387,088    $5,009,626    $4,852,286
   Limited Maturity Bond Series                                320,388        165,480       100,400        49,723
   Large Cap Value Series                                      192,419         13,495       104,683         5,678
   Hard Assets Series                                           15,759         19,014        40,084        35,964
   All Growth Series                                                 -              -        71,697       148,258
   All Cap Series                                              215,529         18,161       111,560         5,575
   Real Estate Series                                           71,207         46,270        96,209        64,912
   Fully Managed Series                                        377,005         90,177       112,464        61,046
   Equity Income Series                                        216,341         81,506        98,938        88,840
   Capital Appreciation Series                                 142,512        114,142       227,251        51,623
   Rising Dividends Series                                      60,251         72,471       151,463        58,223
   Emerging Markets Series                                      49,902         69,646        62,812        67,830
   Market Manager Series                                         3,388          8,410           594           813
   Value Equity Series                                         109,345         74,755       126,574        94,165
   Strategic Equity Series                                     199,079        223,594       404,992       147,040
   Small Cap Series                                            474,975        410,116       668,534       299,869
   Managed Global Series                                       994,534        946,349       773,452       628,437
   Mid-Cap Growth Series                                       813,977        747,789     1,570,684       553,073
   Capital Growth Series                                       150,331        150,151       163,005        24,871
   Research Series                                             208,240        178,793       332,012        33,449
   Total Return Series                                         303,584         73,267       177,368        58,592
   Growth Series                                               838,003        854,786     2,357,943     1,555,976
   Core Bond Series                                             96,443         23,096        21,953         1,829
   Developing World Series                                     514,464        492,886       224,227       196,834
   Growth Opportunities Series                                       -              -           397         6,296
   Asset Allocation Growth Series                               46,049            798         4,913           194
   Diversified Mid-Cap Series                                   51,740          5,350        16,411         5,011
   Investors Series                                             79,313          6,102        37,309        15,640
   Growth and Income Series                                     85,909          2,016        15,051         2,209
   Special Situations Series                                    21,339          1,778         6,296            46
   Internet Tollkeeper Series                                    5,934            392             -             -
   International Equity Series                               1,288,757      1,304,170     1,216,239     1,119,035


                                                                 35


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)

Pilgrim Variable Insurance Trust:
   Pilgrim Worldwide Growth Fund                               $ 24,855       $ 8,371       $ 8,467       $ 2,477
Pilgrim Variable Products Trust:
   Pilgrim Growth Opportunities Portfolio                         7,080         1,675             -             -
   Pilgrim MagnaCap Portfolio                                     5,521           131             -             -
   Pilgrim Small Cap Opportunities Portfolio                     20,495         5,437             -             -
   Pilgrim Convertible Class Portfolio                              195             3             -             -
   Pilgrim Growth and Income Portfolio                              442           291             -             -
   Pilgrim LargeCap Growth Portfolio                                538             8             -             -
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Portfolio                              187,456       101,450       104,012        72,796
   PIMCO StocksPLUS Growth and Income Portfolio                  78,983        54,922       128,021        38,274
Prudential Series Fund, Inc.:
   Prudential Jennison Portfolio                                161,864       120,999        10,354           418
   SP Jennison International Growth Portfolio                    72,009        60,714        13,316        10,547
Greenwich Street Series Fund Inc.:
   Appreciation Portfolio                                            54           116           136           255
Travelers Series Fund Inc.:
   Smith Barney High Income Portfolio                                51            62            78            93
   Smith Barney Large Cap Value Portfolio                            30            71            77            82
   Smith Barney International All Cap Growth Portfolio                4            19           111            46
   Smith Barney Money Market Portfolio                              194           129            13           436
The Galaxy VIP Fund:
   Asset Allocation Portfolio                                       214           191         1,340            17
   Equity Portfolio                                                 130           187           946            35
   Growth and Income Portfolio                                       59           119           185            14
   High Quality Bond Portfolio                                       90            18            58            10
   Small Company Growth Portfolio                                    19             6            84             1
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value Portfolio                               648            66             -             -
   Growth and Income Portfolio                                    1,659            44             -             -
   Premier Growth Portfolio                                       1,115            79             -             -


                                                                 36


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
 Aetna Variable Portfolios, Inc.:
   GET Fund - Series N                                         $33,144       $ 3,009         $   -         $   -
   GET Fund - Series P                                         152,998           246             -             -
   GET Fund - Series Q                                           1,904             0             -             -
   Value Opportunity Portfolio                                     314            15             -             -
   Index Plus Large Cap Portfolio                                  896           101             -             -
   Index Plus Mid Cap Portfolio                                    852            62             -             -
   Index Plus Small Cap Portfolio                                  854           227             -             -
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Dent Demographic Trends Fund                          3,649            90             -             -
  AIM V.I. Growth Fund                                             427             2             -             -
Brinson Series Trust:
  Tactical Allocation Portfolio                                    794            49             -             -
Fidelity Variable Insurance Products:
  Equity-Income Portfolio                                        1,945            55             -             -
  Growth Portfolio                                                 705            44             -             -
  Contrafund Portfolio                                           1,568           436             -             -
INVESCO Variable Investment Funds, Inc.:
  Financial Services Fund                                        3,684         1,338             -             -
  Health Sciences Fund                                          13,606         2,751             -             -
  Utilities Fund                                                 1,085           117             -             -
Janus Aspen Series:
  Janus Aspen Worldwide Growth Portfolio                         1,300            62             -             -
Portfolio Partners, Inc.:
  PPI MFS Capital Opportunities Portfolio                          661             9             -             -
Pioneer Variable Contracts Trust:
  Pioneer Fund VCT Portfolio                                     2,403           151             -             -
  Pioneer Small Company VCT Portfolio                              978            82             -             -
  Pioneer Mid-Cap VCT Portfolio                                  5,058            16             -             -
The ProFunds VP:
  Bull                                                          41,559        20,550             -             -
  Small-Cap                                                    202,340       180,975             -             -
  Europe 30                                                    179,473       169,046             -             -
Putnam Variable Trust:
  Growth and Income Fund                                           456            13             -             -
  International Growth and Income Fund                             625            33             -             -
  Voyager Fund                                                     539             8             -             -
                                                        ---------------------------------------------------------
COMBINED                                                   $14,943,146   $12,316,643   $14,572,339   $10,358,838
                                                        =========================================================

                                                               37, 38


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2001 and 2000 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old
Contract) and an issue (acquisition of the new Contract). All of the units issued for the Market Manager Division resulted from such updates.


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------

The GCG Trust:
   Liquid Asset Division                    406,837,337   381,974,408   24,862,929  359,367,174  350,362,386      9,004,788
   Limited Maturity Bond Division            21,094,466    13,022,965    8,071,501    6,653,002    4,238,782      2,414,220
   Large Cap Value Division                  21,298,417     3,032,221   18,266,196   10,510,495    1,148,728      9,361,767
   Hard Assets Division                       1,479,521     1,669,257     (189,736)   2,834,446    2,496,801        337,645
   All-Growth Division                                -             -            -        1,772    4,534,313     (4,532,541)
   All Cap Division                          20,782,291     4,029,958   16,752,333   10,302,677    1,241,107      9,061,570
   Real Estate Division                       3,276,661     2,545,459      731,202    4,319,128    3,211,948      1,107,180
   Fully Managed Division                    15,753,519     5,774,203    9,979,316    4,937,015    3,912,225      1,024,790
   Equity Income Division                    11,244,435     5,753,173    5,491,262    5,587,065    5,891,560       (304,495)
   Capital Appreciation Division              9,170,101     7,646,399    1,523,702    9,788,554    3,977,530      5,811,024
   Rising Dividends Division                  5,403,189     5,969,298     (566,109)   8,048,967    4,882,590      3,166,377
   Emerging Markets Division                  7,053,917    9,615,850    (2,561,933)   6,972,719    7,369,824       (397,105)
   Market Manager Division                            -      238,516      (238,516)           -       26,641        (26,641)
   Value Equity Division                      7,284,108    5,650,995     1,633,113    7,941,727    6,192,411      1,749,316
   Strategic Equity Division                 18,048,284   19,375,073    (1,326,789)  19,709,430    9,587,363     10,122,067
   Small Cap Division                        32,782,567   28,723,840     4,058,727   26,260,160   17,429,511      8,830,649
   Managed Global Division                   57,913,358   54,827,286     3,086,072   34,701,368   30,852,410      3,848,958
   Mid-Cap Growth Division                   26,837,412   24,939,789     1,897,623   29,199,551   15,272,144     13,927,407
   Capital Growth Division                   12,516,724   12,352,679       164,045    9,504,070    2,906,917      6,597,153
   Research Division                         11,109,168   10,124,605       984,563   10,607,414    2,858,194      7,749,220
   Total Return Division                     16,341,446    6,826,503     9,514,943    9,344,159    5,124,311      4,219,848
   Growth Division                           56,738,599   57,342,210      (603,611)  90,088,344   64,904,288     25,184,056
   Core Bond Division                         9,464,453    3,028,846     6,435,607    2,067,425      444,699      1,622,726
   Developing World Division                 77,143,940   74,214,198     2,929,742   25,929,101   23,178,428      2,750,673
   Growth Opportunities Division                      -            -             -        2,653      586,755       (584,102)
   Asset Allocation Growth Division           5,576,656      359,275     5,217,381      536,932       35,902        501,030
   Diversified Mid-Cap Division               6,501,025    1,269,887     5,231,138    1,738,197      587,931      1,150,266


                                                                 39

                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------
The GCG Trust (continued):
   Investors Division                         8,174,409    1,445,937     6,728,472    3,506,979  1,589,857    1,917,122
   Growth and Income Division                10,214,159    1,007,740     9,206,419    1,550,837    270,440    1,280,397
   Special Situations Division                3,020,279      751,676     2,268,603      696,811     33,708      663,103
   Internet Tollkeeper Division                 867,730      158,666       709,064            -          -            -
   International Equity Division            140,797,564  141,233,941      (436,377)  92,849,675 86,976,149    5,873,526
Pilgrim Variable Insurance Trust:
   Pilgrim Worldwide Growth Division          3,791,068    1,563,623     2,227,445      966,161    330,869      635,292
Pilgrim Variable Products Trust:
  Pilgrim Growth Opportunities Division         931,175      259,800       671,375            -          -            -
  Pilgrim MagnaCap Division                     632,349       53,590       578,759            -          -            -
  Pilgrim Small Cap Opportunities Division    2,548,996      811,701     1,737,295            -          -            -
  Pilgrim Convertible Class Division             18,782          347        18,435            -          -            -
  Pilgrim Growth and Income Division             45,138       30,153        14,985            -          -            -
  Pilgrim LargeCap Growth Division               56,377          733        55,644            -          -            -
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Division             21,217,537   13,988,901     7,228,636   11,171,609  9,133,980    2,037,629
  PIMCO StocksPLUS Growth and Income
     Division                                 8,925,373    7,365,612     1,559,761   10,253,524  4,989,762    5,263,762
Prudential Series Fund, Inc.:
  Prudential Jennison Division               26,252,187   19,904,133     6,348,054    1,167,863    181,053      986,810
  SP Jennison International Growth           12,383,699   10,604,474     1,779,225    1,516,731  1,198,936      317,795
     Division
Greenwich Street Series Fund Inc.:
  Appreciation Division                           2,637        6,303        (3,666)       6,545     13,984       (7,439)
Travelers Series Fund Inc.:
  Smith Barney High Income Division                  93        4,626        (4,533)       2,416      6,424       (4,008)
  Smith Barney Large Cap Value Division               6        3,282        (3,276)       2,886      4,081       (1,195)
  Smith Barney International All Cap
     Growth Division                                277        1,051          (774)       4,883      1,931        2,952
  Smith Barney Money Market Division             15,005       10,129         4,876            -     36,664      (36,664)
The Galaxy VIP Fund:
  Asset Allocation Division                      19,007       19,492          (485)     117,695      1,286      116,409
  Equity Division                                11,685       17,902        (6,217)      71,978      3,194       68,784
  Growth and Income Division                      5,606       12,104        (6,498)      16,903      1,136       15,767
  High Quality Bond Division                      7,406        1,490         5,916        5,210        922        4,288
  Small Company Growth Division                   1,341          329         1,012        5,427          2        5,425


                                                                 40

                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------
Alliance Variable Products Series Fund,
 Inc.:
  Alliance Bernstein Value Division              71,653       12,180        59,473            -            -          -
  Growth and Income Division                    181,005        8,620       172,385            -            -          -
  Premier Growth Division                       123,347        9,253       114,094            -            -          -
Aetna Variable Portfolios, Inc.:
  GET Fund - Series N Division                3,305,373      296,325     3,009,048            -            -          -
  GET Fund - Series P Division               15,403,642      127,730    15,275,912            -            -          -
  GET Fund - Series Q Division                  190,471            -       190,471            -            -          -
  Value Opportunity Division                     34,696        1,645        33,051            -            -          -
  Index Plus Large Cap Division                  99,176       12,643        86,533            -            -          -
  Index Plus Mid Cap Division                    90,604        7,688        82,916            -            -          -
  Index Plus Small Cap Division                  96,255       28,852        67,403            -            -          -
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Dent Demographic Trends Division     339,548       16,457       323,091            -            -          -
  AIM V.I. Growth Division                       42,954           57        42,897            -            -          -
Brinson Series Trust:
  Brinson Tactical Allocation Division           89,352        5,615        83,737            -            -          -
Fidelity Variable Insurance Products:
  Equity-Income Division                        214,691       11,435       203,256            -            -          -
  Growth Division                                80,283        5,508        74,775            -            -          -
  Contrafund Division                           171,166       49,255       121,911            -            -          -
INVESCO Variable Investment Funds, Inc.:
  Financial Services Division                   434,280      177,355       256,925            -            -          -
  Health Sciences Division                    1,421,950      369,814     1,052,136            -            -          -
  Utilities Division                            141,238       22,159       119,079            -            -          -
Janus Aspen Series:
  Janus Aspen Worldwide Growth Division         146,938        8,275       138,663            -            -          -
Portfolio Partners, Inc.:
  PPI MFS Capital Opportunities Division         79,584        1,274        78,310            -            -          -
Pioneer Variable Contracts Trust:
  Pioneer Fund VCT Division                     268,899       26,350       242,549            -            -          -
  Pioneer Small Company VCT Division            107,907       10,101        97,806            -            -          -
  Pioneer Mid-Cap VCT Division                  576,552       96,828       479,724            -            -          -


                                                                 41


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)

                                                        FOR THE YEAR ENDED DECEMBER 31
                                                   2001                                   2000
                                --------------------------------------------------------------------------------
                                    UNITS         UNITS         NET         UNITS        UNITS         NET
                                    ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                             (DECREASE)                             (DECREASE)
                                --------------------------------------------------------------------------------
The ProFunds VP:
  Bull Division                   4,686,896     2,370,498    2,316,398            -             -              -
  Small-Cap Division             21,972,144    19,853,663    2,118,481            -             -              -
  Europe 30 Division             23,135,968    22,371,682      764,286            -             -              -
Putnam Variable Trust:
  Growth and Income Division         50,302         2,090       48,212            -             -              -
  International Growth and
     Income Division                 70,513         6,733       63,780            -             -              -
  Voyager Division                   68,823         2,835       65,988            -             -              -
                                --------------------------------------------------------------------------------
COMBINED                        1,175,287,689 985,477,548   189,810,141  820,867,678  678,030,077    142,837,601
                                ================================================================================

6. UNIT VALUES

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2001 follows:

                                                                                            UNIT        EXTENDED
                            DIVISION/CONTRACT                                  UNITS        VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------
                                                                                                     (IN THOUSANDS)
LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                          1,451       $17.11      $      24
DVA                                                                             1,419        16.67             24
Contracts in accumulation period:
DVA 80                                                                        222,827        17.11          3,813
DVA                                                                           905,779        16.67         15,099
DVA Series 100                                                                 51,726        15.92            824
DVA Plus - Standard (pre February 2000)                                       785,739        16.16         12,698
DVA Plus - Standard (post January 2000 and post 2000)                         231,818        15.98          3,705
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard
   (pre February 2000), Premium Plus - Standard (pre February 2000), ES
   II (pre 2001), ES II - Standard (post 2000), Generations - Standard     14,053,317        15.84        222,606
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5%
   Solution  (post 2000),  Access - Standard  (post January 2000 and post 2000), Premium Plus - Standard (post January 2000 and post
   2000), ES II - Deferred Ratchet (post 2000), Generations -
   Deferred Ratchet                                                        12,017,917        15.67        188,321
DVAPlus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000), Access -
   Annual Ratchet (pre February 2000) and 5.5% Solution (pre February
   2000), Premium Plus - Annual Ratchet (pre February 2000) and 5.5%
   Solution (pre February 2000), ES II - 5.5% Solution (post 2000)          7,210,821        15.54        112,056


                                                                 42


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)

LIQUID ASSET (CONTINUED)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium Plus -
   Annual Ratchet (post January 2000), Premium Plus -
   5.5% Solution (post January 2000 and post 2000)                                2,858,557       $15.36       $ 43,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II -
   Annual Ratchet (post 2000), Generations - Annual Ratchet, Landmark               953,602        15.26         14,552
   - Standard
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February 2000),
   Premium Plus - Annual
   Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000)               10,759,451        15.21        163,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post 2000), ES II - 7%
   Solution (post 2000), Generations - 7% Solution                                1,500,979        15.06         22,605
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          9,752,616        14.96        145,900
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max
   7 (post January 2000 and post 2000), Landmark - Annual Ratchet                 6,235,817        14.77         92,103
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             92        14.72              1
Access - Annual Ratchet (post April 2001)                                           329,210        14.53          4,784
Access - Max 5.5 (post April 2001), Landmark - Max 7                                261,606        14.43          3,775
Access - 7% Solution (post April 2001)                                              131,130        14.34          1,881
Access  - Max 7 (post April 2001)                                                   255,666        14.15          3,618
Value                                                                               115,038        16.89          1,943
Access One                                                                           23,869        17.79            425
VA Option I                                                                          10,854        16.78            182
VA Option II                                                                         12,665        16.13            205
VA Option III                                                                        18,061        16.89            305
VA Bonus Option I                                                                   116,590        15.71          1,832
VA Bonus Option II                                                                   20,175        15.11            305
VA Bonus Option III                                                                  45,601        14.81            676
ES II - Max 7 (post 2000), Generations - Max 7                                      371,667        14.92          5,545
Landmark - 7% Solution                                                              202,030        14.62          2,954
Advantage Option I                                                                   47,932        14.26            684
Advantage Option II                                                                  16,519        13.89            230
Advantage Option III                                                                 18,352        13.62            250
                                                                                                           ----------------
                                                                                                             $1,071,485
                                                                                                           ================


                                                                 43


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                             $  2,363       $20.57      $      49
DVA                                                                                   8,431        20.04            169
Contracts in accumulation period:
DVA 80                                                                               24,997        20.57            514
DVA                                                                                 980,533        20.04         19,650
DVA Series 100                                                                       10,239        19.14            196
DVA Plus - Standard (pre February 2000)                                             366,850        19.44          7,132
DVA Plus - Standard (post January 2000 and post 2000)                               344,127        19.26          6,628
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,326,402        19.06         82,461
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,416,706        18.88         45,627
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,547,140        18.69         47,606
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           497,060        18.51          9,201
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           389,086        18.39          7,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,653,890        18.30         66,866
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           342,316        18.15          6,213
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,730,152        18.03         31,195
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,441,971        17.80         25,667
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            994        17.71             18
Access - Annual Ratchet (post April 2001)                                            33,099        17.48            579
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 63,527        17.36          1,103
Access - 7% Solution (post April 2001)                                               14,995        17.25            259

                                                                 44


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


LIMITED MATURITY BOND (CONTINUED)
Access  - Max 7 (post April 2001)                                                    33,665       $17.02      $     573
Value                                                                                70,078        20.32          1,424
Access One                                                                            1,261        21.41             27
ES II - Max 7 (post 2000), Generations - Max 7                                      177,355        17.95          3,184
Landmark - 7% Solution                                                               32,154        17.59            566
                                                                                                           ----------------
                                                                                                              $ 364,062
                                                                                                           ================

LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                  39,349       $10.10      $     397
DVA Plus - Standard (pre February 2000)                                             135,888        10.05          1,365
DVA Plus - Standard (post January 2000 and post 2000)                               356,503        10.04          3,579
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,900,664        10.02         39,084
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   4,561,875        10.01         45,664
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            1,783,085         9.99         17,813
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,370,680         9.98         13,679
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,400,045         9.97         13,958
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,260,906         9.96         32,478
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                         1,513,414         9.95         15,058
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          3,603,942         9.94         35,823
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,320,852         9.93         42,905



                                                                 45


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



LARGE CAP VALUE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                            64,872        $9.89      $     641
Access - Max 5.5 (post April 2001), Landmark - Max 7                                261,939         9.88          2,588
Access - 7% Solution (post April 2001)                                               82,700         9.87            816
Access  - Max 7 (post April 2001)                                                   172,888         9.85          1,703
Value                                                                                77,937        10.12            788
Access One                                                                              185        10.20              2
ES II - Max 7 (post 2000), Generations - Max 7                                      609,108         9.93          6,048
Landmark - 7% Solution                                                              111,131         9.90          1,100
                                                                                                           ----------------
                                                                                                              $ 275,489
                                                                                                           ================

HARD ASSETS
Currently payable annuity products:
DVA                                                                                   2,975       $14.88      $      44
Contracts in accumulation period:
DVA 80                                                                               34,308        15.27            524
DVA                                                                                 246,318        14.88          3,665
DVA Series 100                                                                       10,367        14.21            147
DVA Plus - Standard (pre February 2000)                                              77,971        14.42          1,124
DVA Plus - Standard (post January 2000 and post 2000)                                14,140        14.31            202
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             295,871        14.14          4,184
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     144,214        14.03          2,023
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           458,821        13.87          6,364
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000), Premium Plus
   - Annual Ratchet (post January 2000), Premium Plus -
   5.5% Solution (post January 2000 and post 2000)                                   22,851        13.76            314
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,910        13.67            258
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7%
   Solution (pre February 2000), Premium Plus - Annual Ratchet (post                474,627        13.58          6,445
   2000), Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            30,794        13.49            415

                                                                 46


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


HARD ASSETS (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              94,215       $13.40      $   1,262
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     315,573        13.22          4,172
Access - Annual Ratchet (post April 2001)                                             8,522        12.96            110
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  2,532        12.88             33
Access - 7% Solution (post April 2001)                                                6,075        12.79             78
Access  - Max 7 (post April 2001)                                                     9,098        12.63            115
Value                                                                                26,881        15.07            405
ES II - Max 7 (post 2000), Generations - Max 7                                       95,942        13.31          1,277
Landmark - 7% Solution                                                                3,712        13.05             48
                                                                                                           ----------------
                                                                                                              $  33,209
                                                                                                           ================

ALL CAP
Contracts in accumulation period:
DVA                                                                                  49,190       $11.74      $     577
DVA Series 100                                                                          948        11.66             11
DVA Plus - Standard (pre February 2000)                                             124,190        11.68          1,450
DVA Plus - Standard (post January 2000 and post 2000)                               251,795        11.67          2,938
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,280,223        11.65         49,864
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,977,598        11.64         46,299
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,043,716        11.62         23,748
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,200,300        11.60         13,923
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           807,562        11.59          9,359
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,995,359        11.58         46,266
   Premium Plus - Max 5.5 (post January 2000)

                                                                 47


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


ALL CAP (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           902,603       $11.57      $  10,443
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,722,089        11.56         31,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,291,400        11.54         49,522
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            778        11.53              9
Access - Annual Ratchet (post April 2001)                                           101,331        11.50          1,165
Access - Max 5.5 (post April 2001), Landmark - Max 7                                225,937        11.49          2,596
Access - 7% Solution (post April 2001)                                               31,699        11.48            364
Access  - Max 7 (post April 2001)                                                   202,778        11.46          2,324
Value                                                                                55,362        11.76            651
ES II - Max 7 (post 2000), Generations - Max 7                                      471,202        11.55          5,442
Landmark - 7% Solution                                                               77,843        11.51            896
                                                                                                           ----------------
                                                                                                              $ 299,314
                                                                                                           ================

REAL ESTATE
Currently payable annuity products:
DVA 80                                                                                  230       $30.67      $       7
DVA                                                                                   3,512        29.88            105
Contracts in accumulation period:
DVA 80                                                                               13,962        30.67            428
DVA                                                                                 349,958        29.88         10,457
DVA Series 100                                                                        6,396        28.54            183
DVA Plus - Standard (pre February 2000)                                             112,185        28.96          3,249
DVA Plus - Standard (post January 2000 and post 2000)                                31,389        28.74            902
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January  2000),  Access - Standard (pre February 000),
   Premium Plus - Standard (pre February 2000), ES II
   (pre 2001), ES II - Standard (post 2000), Generations - Standard                 887,731        28.40         25,212
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations Deferred Ratchet                       414,152        28.18         11,671
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           715,122        27.85         19,916
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           107,794        27.63          2,978
   Solution (post January 2000 and post 2000)


                                                                 48


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



REAL ESTATE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            77,778       $27.45      $   2,135
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  801,893        27.27         21,868
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           101,334        27.09          2,745
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post January
   2000 and post 2000), Landmark - 5.5% Solution                                    310,014        26.91          8,342
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     474,134        26.56         12,593
Access - Annual Ratchet (post April 2001)                                             8,515        26.04            222
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  7,350        25.87            190
Access - 7% Solution (post April 2001)                                                6,621        25.70            170
Access - Max 7 (post April 2001)                                                     16,849        25.36            427
Value                                                                                 4,235        30.28            128
Access One                                                                               74        31.90              2
ES II - Max 7 (post 2000), Generations - Max 7                                       81,301        26.74          2,174
Landmark - 7% Solution                                                                2,487        26.21             65
                                                                                                           ----------------
                                                                                                              $ 126,169
                                                                                                           ================

FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                  660       $30.47      $      20
DVA                                                                                  26,524        29.68            787
Contracts in accumulation period:
DVA 80                                                                               40,514        30.47          1,235
DVA                                                                               1,370,762        29.68         40,684
DVA Series 100                                                                       26,501        28.35            751
DVA Plus - Standard (pre February 2000)                                             453,058        28.77         13,035
DVA Plus - Standard (post January 2000 and post 2000)                               152,493        28.55          4,354
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,592,779        28.22        129,608
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution                                                .
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,279,908        27.99         63,815

                                                                 49


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


FULLY MANAGED (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,679,280       $27.67      $ 101,806
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           495,196        27.44         13,588
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           477,872        27.27         13,032
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,693,130        27.09        127,137
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           531,690        26.91         14,308
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,927,532        26.74         51,542
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,940,880        26.39         51,220
Access - Annual Ratchet (post April 2001)                                            43,670        25.87          1,130
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 92,605        25.70          2,380
Access - 7% Solution (post April 2001)                                               43,006        25.53          1,098
Access  - Max 7 (post April 2001)                                                    93,509        25.20          2,356
Value                                                                                39,680        30.08          1,194
ES II - Max 7 (post 2000), Generations - Max 7                                      329,417        26.56          8,749
Landmark - 7% Solution                                                               43,865        26.04          1,142
                                                                                                           ----------------
                                                                                                              $ 644,971
                                                                                                           ================

EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                                3,201       $25.81      $      83
DVA                                                                                  33,619        25.14            845
Contracts in accumulation period:
DVA 80                                                                              127,596        25.81          3,293
DVA                                                                               2,438,128        25.14         61,295
DVA Series 100                                                                       38,217        24.02            918
DVA Plus - Standard (pre February 2000)                                             293,213        24.37          7,146
DVA Plus - Standard (post January 2000 and post 2000)                               103,145        24.18          2,494


                                                                 50


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EQUITY INCOME (CONTINUED)
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,366,040       $23.90      $  80,448
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,599,946        23.71         37,935
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            2,377,260        23.43         55,699
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           398,073        23.25          9,255
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           410,546        23.10          9,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,203,913        22.94         73,498
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           387,753        22.79          8,837
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,103,378        22.65         24,992
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,364,874        22.35         30,505
Access - Annual Ratchet (post April 2001)                                            27,313        21.91            599
Access - Max 5.5 (post April 2001), Landmark - Max 7                                107,272        21.77          2,335
Access - 7% Solution (post April 2001)                                               25,079        21.62            542
Access  - Max 7 (post April 2001)                                                    36,452        21.34            778
Value                                                                                31,320        25.48            798
Access One                                                                              875        26.84             23
ES II - Max 7 (post 2000), Generations - Max 7                                      191,974        22.50          4,320
Landmark - 7% Solution                                                               29,036        22.06            641
                                                                                                           ----------------
                                                                                                              $ 416,763
                                                                                                           ================


                                                                 51


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



CAPITAL APPRECIATION Currently payable annuity products:
DVA                                                                                  25,182       $22.43      $     565
Contracts in accumulation period:
DVA 80                                                                               17,235        22.87            394
DVA                                                                               1,442,077        22.43         32,346
DVA Series 100                                                                       21,812        21.67            473
DVA Plus - Standard (pre February 2000)                                             355,810        21.91          7,796
DVA Plus - Standard (post January 2000 and post 2000)                               162,730        21.78          3,544
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,606,211        21.60         77,895
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,862,499        21.46         39,970
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,688,602        21.28         78,494
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           938,385        21.15         19,847
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           337,955        21.05          7,114
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,160,509        20.94         87,121
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           446,323        20.84          9,302
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,587,677        20.74         32,929
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,748,122        20.53         35,890
Access - Annual Ratchet (post April 2001)                                            17,631        20.23            357
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 41,070        20.13            827
Access - 7% Solution (post April 2001)                                               10,853        20.03            217

                                                                 52


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CAPITAL APPRECIATION (CONTINUED)
Access  - Max 7 (post April 2001)                                                    49,630       $19.84      $     985
Value                                                                                46,988        22.65          1,064
ES II - Max 7 (post 2000), Generations - Max 7                                      138,978        20.64          2,869
Landmark - 7% Solution                                                               10,329        20.33            210
                                                                                                           ----------------
                                                                                                              $ 440,209
                                                                                                           ================

RISING DIVIDENDS
Currently payable annuity products:
DVA 80                                                                                  675       $22.72      $      15
DVA                                                                                   8,983        22.35            201
Contracts in accumulation period:
DVA 80                                                                               15,986        22.72            363
DVA                                                                               1,509,592        22.35         33,739
DVA Series 100                                                                       42,509        21.70            922
DVA Plus - Standard (pre February 2000)                                             979,243        21.91         21,455
DVA Plus - Standard (post January 2000 and post 2000)                               181,196        21.80          3,950
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,290,570        21.65        157,841
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,737,220        21.52         37,385
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         8,520,621        21.38        182,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           529,164        21.26         11,250
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           752,795        21.17         15,937
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                8,865,679        21.08        186,889
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           485,828        20.99         10,198
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,489,476        20.90         31,130

                                                                 53


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


RISING DIVIDENDS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,546,448       $20.73      $  32,058
Access - Annual Ratchet (post April 2001)                                            20,785        20.47            425
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 51,722        20.39          1,055
Access - 7% Solution (post April 2001)                                               13,112        20.30            266
Access  - Max 7 (post April 2001)                                                    27,684        20.13            557
Value                                                                                38,906        22.54            877
Access One                                                                               48        23.30              1
ES II - Max 7 (post 2000), Generations - Max 7                                      118,228        20.82          2,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             23        20.64              -
Landmark - 7% Solution                                                               43,851        20.56            902
                                                                                                           ----------------
                                                                                                              $ 732,049
                                                                                                           ================

VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                  247       $19.10      $       5
DVA                                                                                   1,241        18.84             23
Contracts in accumulation period:
DVA 80                                                                                5,894        19.10            112
DVA                                                                                 311,818        18.84          5,875
DVA Series 100                                                                       13,074        18.38            240
DVA Plus - Standard (pre February 2000)                                             324,375        18.53          6,011
DVA Plus - Standard (post January 2000 and post 2000)                                58,111        18.44          1,072
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           2,404,426        18.34         44,097
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Pre mium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     833,753        18.25         15,216
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            2,428,124        18.14         44,046
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           252,946        18.06          4,568
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           183,495        17.99          3,301

                                                                 54


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


VALUE EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                2,414,646      $ 17.92      $  43,270
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           174,298        17.87          3,115
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             706,804        17.81         12,588
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     665,937        17.68         11,774
Access - Annual Ratchet (post April 2001)                                            15,882        17.49            278
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 34,231        17.43            597
Access - 7% Solution (post April 2001)                                                7,195        17.36            125
Access  - Max 7 (post April 2001)                                                    50,098        17.24            864
Value                                                                                 8,978        18.96            170
VA Option II                                                                            557        18.51             10
VA Option III                                                                             2        18.96              -
VA Bonus Option I                                                                     4,264        18.25             78
VA Bonus Option II                                                                      644        17.86             11
VA Bonus Option III                                                                     157        17.67              3
ES II - Max 7 (post 2000), Generations - Max 7                                       69,963        17.74          1,241
Landmark - 7% Solution                                                               18,689        17.55            328
                                                                                      1,082        18.90             21
                                                                                                           ----------------
                                                                                                              $ 199,039
                                                                                                           ================

STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                  25,018      $ 15.06      $     377
Contracts in accumulation period:
DVA 80                                                                               20,015        15.26            306
DVA                                                                                 172,533        15.06          2,598
DVA Series 100                                                                        9,142        14.73            135

                                                                 55


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                             353,212       $14.85      $   5,245
DVA Plus - Standard (post January 2000 and post 2000)                               134,200        14.78          1,984
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,787,157        14.71         55,709
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,160,543        14.64         31,631
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,640,191        14.57         38,468
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,052,847        14.50         15,266
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           414,298        14.46          5,991
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,613,808        14.41         52,075
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           327,852        14.37          4,711
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,447,650        14.32         20,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,475,163        14.23         20,992
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             32        14.19              1
Access - Annual Ratchet (post April 2001)                                             9,284        14.10            131
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 21,990        14.05            309
Access - 7% Solution (post April 2001)                                               11,976        14.01            168
Access  - Max 7 (post April 2001)                                                    32,366        13.92            451
Value                                                                                21,915        15.16            332
ES II - Max 7 (post 2000), Generations - Max 7                                      107,256        14.28          1,532
Landmark - 7% Solution                                                               16,923        14.14            239
                                                                                                           ----------------
                                                                                                              $ 259,382
                                                                                                           ================


                                                                 56


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL CAP
Currently payable annuity products:
DVA                                                                                   5,271       $18.31      $      96
Contracts in accumulation period:
DVA 80                                                                               21,166        18.53            392
DVA                                                                                 264,035        18.31          4,835
DVA Series 100                                                                       11,620        17.92            208
DVA Plus - Standard (pre February 2000)                                             408,938        18.04          7,377
DVA Plus - Standard (post January 2000 and post 2000)                               189,790        17.98          3,413
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,129,781        17.87        127,409
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,714,045        17.82         48,364
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            4,908,965        17.71         86,938
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,205,577        17.65         21,278
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           534,470        17.60          9,407
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,881,594        17.55         85,672
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           525,394        17.50          9,194
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,876,959        17.44         32,734
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,918,122        17.33         33,241
Access - Annual Ratchet (post April 2001)                                            28,016        17.18            481
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 77,139        17.12          1,321
Access - 7% Solution (post April 2001)                                               21,559        17.07            368
Access  - Max 7 (post April 2001)                                                    36,881        16.97            626
Value                                                                                96,856        18.42          1,784
Access One                                                                            1,141        18.87             22
ES II - Max 7 (post 2000), Generations - Max 7                                      279,566        17.39          4,862
Landmark - 7% Solution                                                               28,511        17.23            491
                                                                                                           ----------------
                                                                                                              $ 480,513
                                                                                                           ================

                                                                 57


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    8,711       $18.21     $     159
Contracts in accumulation period:
DVA 80                                                                                13,743        18.55           255
DVA                                                                                1,458,583        18.21        26,561
DVA Series 100                                                                        31,532        17.64           556
DVA Plus - Standard (pre February 2000)                                              485,438        17.78         8,631
DVA Plus - Standard (post January 2000 and post 2000)                                203,822        17.68         3,604
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                            1,757,558        17.54        30,828
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                    1,775,926        17.43        30,955
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000), Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000),
   ES II - 5.5% Solution (post  2000)                                              3,208,565        17.30        55,508
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            726,953        17.19        12,496
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            791,259        17.11        13,538
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000), Premium           922,271        17.03        15,706
   Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post
   2000), Generations - 7% Solution                                                  361,440        16.95         6,127
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post January
   2000 and post 2000), Landmark - 5.5% Solution                                   1,137,846        16.87        19,196
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                    1,118,604        16.71        18,692
Access - Annual Ratchet (post April 2001)                                             24,750        16.48           408
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  72,320        16.41         1,187
Access - 7% Solution (post April 2001)                                                32,608        16.33           533
Access  - Max 7 (post April 2001)                                                     55,217        16.18           893
Value                                                                                 84,214        18.35         1,545
Access One                                                                               953        19.04            18
ES II - Max 7 (post 2000), Generations - Max 7                                       153,710        16.79         2,581
Landmark - 7% Solution                                                                24,836        16.56           411
                                                                                                           ----------------
                                                                                                              $ 250,388
                                                                                                           ================

                                                                 58


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MID-CAP GROWTH
Currently payable annuity products:
DVA                                                                                   5,027       $32.79      $     165
Contracts in accumulation period:
DVA 80                                                                               28,311        33.27            942
DVA                                                                                 836,818        32.79         27,439
DVA Series 100                                                                       14,158        31.96            453
DVA Plus - Standard (pre February 2000)                                             464,847        32.20         14,968
DVA Plus - Standard (post January 2000 and post 2000)                               229,352        32.08          7,358
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           6,612,250        31.80        210,270
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,144,090        31.73         99,762
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         4,965,396        31.50        156,410
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%
   Solution (post January 2000 and post 2000)                                     1,323,824        31.38         41,542
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           569,708        31.27         17,815
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                5,852,719        31.15        182,312
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           577,691        31.04         17,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,066,676        30.93         63,922
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,275,454        30.70         69,857

Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             15        30.58              1
Access - Annual Ratchet (post April 2001)                                            32,214        30.36            978
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 93,233        30.25          2,820
Access - 7% Solution (post April 2001)                                               29,442        30.14            888
Access  - Max 7 (post April 2001)                                                    50,086        29.92          1,499
Granite PrimElite - Standard                                                          3,120        32.20            101
Granite PrimElite - Annual Ratchet                                                   25,006        31.80            795

                                                                 59


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MID-CAP GROWTH (CONTINUED)
Value                                                                                74,567       $33.03      $   2,463
Access One                                                                               53        34.01              2
ES II - Max 7 (post 2000), Generations - Max 7                                      217,014        30.81          6,686
Landmark - 7% Solution                                                               29,847        30.47            910
                                                                                                           ----------------
                                                                                                              $ 928,290
                                                                                                           ================

CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                4,130       $15.15      $      63
DVA                                                                                 199,338        14.98          2,986
DVA Series 100                                                                        6,847        14.68            101
DVA Plus - Standard (pre February 2000)                                             519,605        14.76          7,670
DVA Plus - Standard (post January 2000 and post 2000)                               117,979        14.72          1,737
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           6,450,279        14.64         94,432
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,780,512        14.59         25,978
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            5,716,523        14.51         82,947
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           826,425        14.47         11,959
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           388,823        14.43          5,611
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                7,379,706        14.38        106,120
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           395,575        14.34          5,673
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,586,390        14.30         22,685
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,557,258        14.21         22,129
Access - Annual Ratchet (post April 2001)                                            13,857        14.09            195
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 63,924        14.05            898

                                                                 60


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CAPITAL GROWTH (CONTINUED)
Access - 7% Solution (post April 2001)                                               45,184       $14.01      $     633
Access  - Max 7 (post April 2001)                                                    35,301        13.93            492
Value                                                                                71,346        15.07          1,075
ES II - Max 7 (post 2000), Generations - Max 7                                      115,782        14.26          1,651
Landmark - 7% Solution                                                               28,215        14.13            399
                                                                                                           ----------------
                                                                                                              $ 395,434
                                                                                                           ================

RESEARCH
Contracts in accumulation period:
DVA 80                                                                                5,149       $21.34      $     110
DVA                                                                                 223,037        21.03          4,690
DVA Series 100                                                                       15,556        20.50            319
DVA Plus - Standard (pre February 2000)                                             519,229        20.65         10,722
DVA Plus - Standard (post January 2000 and post 2000)                               165,278        20.58          3,401
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,316,945        20.44        149,558
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,427,133        20.36         49,416
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            6,799,019        20.21        137,408
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,029,430        20.13         20,722
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           792,239        20.05         15,884
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                7,706,338        19.98        153,973
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           588,415        19.91         11,715
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,666,295        19.84         33,059
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,829,741        19.69         36,028
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             23        19.62              -
Access - Annual Ratchet (post April 2001)                                            25,925        19.48            505

                                                                 61


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


RESEARCH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 85,348       $19.40      $   1,656
Access - 7% Solution (post April 2001)                                               35,638        19.33            689
Access  - Max 7 (post April 2001)                                                    49,977        19.19            959
Granite PrimElite - Standard                                                          2,993        20.66             62
Granite PrimElite - Annual Ratchet                                                   32,689        20.44            668
Value                                                                                78,637        21.19          1,666
VA Option II                                                                          4,166        20.65             86
VA Option III                                                                         1,497        21.03             31
VA Bonus Option I                                                                     7,932        20.35            161
VA Bonus Option II                                                                    9,494        19.91            189
VA Bonus Option III                                                                   1,675        19.69             33
ES II - Max 7 (post 2000), Generations - Max 7                                      167,034        19.77          3,302
Landmark - 7% Solution                                                               33,529        19.55            655
                                                                                      2,097        21.11             44
                                                                                                           -----------------
                                                                                                              $ 637,711
                                                                                                           =================

TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                                3,320       $21.47      $     $72
DVA                                                                                 231,273        21.16          4,894
DVA Series 100                                                                        4,503        20.62             93
DVA Plus - Standard (pre February 2000)                                             715,333        20.78         14,865
DVA Plus - Standard (post January 2000 and post 2000)                               307,521        20.70          6,366
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           9,253,395        20.55        190,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,612,214        20.48         73,978
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         6,331,856        20.33        128,727
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           856,471        20.25         17,344
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           915,770        20.18         18,480
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                9,559,265        20.10        192,141
   Premium Plus - Max 5.5 (post January 2000)

                                                                 62


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           934,683       $20.03      $  18,722
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,673,135        19.96         53,356
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,637,733        19.81         52,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            470        19.74              9
Access - Annual Ratchet (post April 2001)                                            48,787        19.59            956
Access - Max 5.5 (post April 2001), Landmark - Max 7                                203,036        19.52          3,963
Access - 7% Solution (post April 2001)                                               62,233        19.45          1,211
Access  - Max 7 (post April 2001)                                                    77,305        19.30          1,492
Granite PrimElite - Standard                                                          3,850        20.78             80
Granite PrimElite - Annual Ratchet                                                   24,514        20.56            504
Value                                                                               104,593        21.32          2,230
Access One                                                                              243        21.94              5
ES II - Max 7 (post 2000), Generations - Max 7                                      338,408        19.88          6,728
Landmark - 7% Solution                                                               91,026        19.66          1,790
VA Option I                                                                          23,176        21.24            492
VA Option II                                                                         22,001        20.77            457
VA Option III                                                                         4,628        21.16             98
VA Bonus Option I                                                                    41,845        20.47            857
VA Bonus Option II                                                                   43,753        20.03            877
VA Bonus Option III                                                                   8,837        19.81            175
Advantage Option I                                                                      335        19.39              7
Advantage Option II                                                                     529        19.11             10
Advantage Option III                                                                    190        18.90              4
                                                                                                           ----------------
                                                                                                              $ 793,394
                                                                                                           ================

GROWTH
Contracts in accumulation period:
DVA 80                                                                               25,741       $15.68      $     404
DVA                                                                                 492,815        15.50          7,639
DVA Series 100                                                                       20,294        15.18            308
DVA Plus - Standard (pre February 2000)                                             747,104        15.28         11,416
DVA Plus - Standard (post January 2000 and post 2000)                               478,470        15.23          7,287
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                          16,739,731        15.14        253,441
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   6,476,226        15.10         97,791

                                                                 63


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH (CONTINUED)
DVAPlus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
   2000), DVA Plus - Max 5.5 (post January 2000), Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000), Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         11,192,041       $15.01      $ 167,993
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         3,005,289        14.97         44,990
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,236,744        14.93         18,465
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),               15,394,399        14.88        229,070
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                         1,104,093        14.84         16,385
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           5,132,970        14.79         75,918
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,093,893        14.71         60,222
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             31        14.66              1
Value                                                                               132,904        15.59          2,072
Access One                                                                              808        15.95             13
Access - Annual Ratchet (post April 2001)                                            37,524        14.58            547
Access - Max 5.5 (post April 2001), Landmark - Max 7                                126,140        14.54          1,834
Access - 7% Solution (post April 2001)                                               50,456        14.49            731
Access  - Max 7 (post April 2001)                                                    58,239        14.41            839
ES II - Max 7 (post 2000), Generations - Max 7                                      332,353        14.75          4,902
Landmark - 7% Solution                                                               42,687        14.62            624
                                                                                                           ----------------
                                                                                                             $1,002,892
                                                                                                           ================

CORE BOND
Contracts in accumulation period:
DVA 80                                                                                    1       $12.39      $       -
DVA                                                                                  15,512        12.21            189
DVA Plus - Standard (pre February 2000)                                              97,048        11.99          1,164
DVA Plus - Standard (post January 2000 and post 2000)                                72,163        11.94            862
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,667,406        11.86         19,776

                                                                 64


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CORE BOND (CONTINUED)
DVAPlus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution  (post
   2000),  Access - Standard  (post January 2000 and post 2000),  Premium Plus -
   Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,400,288       $11.81      $  16,538
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution              813,385        11.72          9,533
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           227,468        11.68          2,657
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           244,510        11.64          2,846
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,575,824        11.60         18,280
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           328,907        11.55          3,799
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             957,821        11.51         11,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,352,199        11.43         15,456
Access - Annual Ratchet (post April 2001)                                            45,492        11.30            514
Access - Max 5.5 (post April 2001), Landmark - Max 7                                221,684        11.26          2,496
Access - 7% Solution (post April 2001)                                               75,861        11.22            851
Access  - Max 7 (post April 2001)                                                    70,209        11.14            782
Value                                                                                18,021        12.30            222
ES II - Max 7 (post 2000), Generations - Max 7                                      153,360        11.47          1,759
Landmark - 7% Solution                                                              160,007        11.35          1,816
VA Option I                                                                          42,619        12.25            522
VA Option II                                                                         24,543        11.99            294
VA Option III                                                                         7,501        12.21             92
VA Bonus Option I                                                                   169,853        11.81          2,006
VA Bonus Option II                                                                  111,130        11.55          1,284
VA Bonus Option III                                                                  20,362        11.43            233
                                                                                                           ----------------
                                                                                                              $ 114,996
                                                                                                           ================

                                                                 65



                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                  15,984        $7.19      $     115
Contracts in accumulation period:
DVA 80                                                                               17,006         7.25            123
DVA                                                                                 567,759         7.19          4,082
DVA Series 100                                                                       18,759         7.09            133
DVA Plus - Standard (pre February 2000)                                             256,486         7.12          1,826
DVA Plus - Standard (post January 2000 and post 2000)                               145,023         7.11          1,031
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           2,270,963         7.08         16,079
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,495,432         7.07         10,573
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            1,610,889         7.04         11,341
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           673,090         7.03          4,732
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           203,418         7.01          1,426
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,380,293         7.00          9,662
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           138,409         6.98            966
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             640,404         6.97          4,464
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     509,513         6.94          3,536
Access - Annual Ratchet (post April 2001)                                            32,141         6.90            222
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 52,358         6.89            361
Access - 7% Solution (post April 2001)                                                9,242         6.87             64
Access  - Max 7 (post April 2001)                                                    28,075         6.85            192
Value                                                                                38,465         7.22            278
ES II - Max 7 (post 2000), Generations - Max 7                                       27,104         6.96            189
Landmark - 7% Solution                                                               10,205         6.92             71
                                                                                                           ----------------
                                                                                                              $  71,466
                                                                                                           ================

                                                                 66


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                   3,236        $8.69      $      28
DVA Plus - Standard (pre February 2000)                                              37,771         8.66            327
DVA Plus - Standard (post January 2000 and post 2000)                                49,658         8.65            429
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             584,327         8.64          5,048
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,123,696         8.64          9,709
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           150,928         8.62          1,301
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           221,600         8.62          1,910
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           279,947         8.61          2,410
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  531,855         8.61          4,579
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           318,190         8.60          2,736
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             836,215         8.60          7,191
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,087,070         8.59          9,338
Access - Annual Ratchet (post April 2001)                                            32,417         8.57            278
Access - Max 5.5 (post April 2001), Landmark - Max 7                                158,518         8.56          1,357
Access - 7% Solution (post April 2001)                                               24,972         8.56            214
Access  - Max 7 (post April 2001)                                                    43,463         8.55            372
Value                                                                                 7,139         8.70             62
ES II - Max 7 (post 2000), Generations - Max 7                                      198,228         8.59          1,703
Landmark - 7% Solution                                                               29,181         8.58            250
                                                                                                           ----------------
                                                                                                              $  49,242
                                                                                                           ================


                                                                 67


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


DIVERSIFIED MID-CAP
Contracts in accumulation period:
DVA                                                                                   8,410        $9.14      $      77
DVA Plus - Standard (pre February 2000)                                              35,636         9.11            325
DVA Plus - Standard (post January 2000 and post 2000)                                53,163         9.10            484
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             685,330         9.09          6,230
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     959,092         9.09          8,718
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution              261,790         9.08          2,377
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           264,852         9.07          2,402
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           390,858         9.06          3,541
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  722,318         9.06          6,544
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           335,910         9.05          3,040
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             815,848         9.04          7,375
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,385,135         9.04         12,522
Access - Annual Ratchet (post April 2001)                                            30,404         9.02            274
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 76,525         9.01            690
Access - 7% Solution (post April 2001)                                               17,789         9.01            160
Access  - Max 7 (post April 2001)                                                    78,758         8.99            708
Value                                                                                 6,132         9.15             56
ES II - Max 7 (post 2000), Generations - Max 7                                      233,654         9.04          2,112
Landmark - 7% Solution                                                               19,800         9.02            179
                                                                                                           ----------------
                                                                                                              $  57,814
                                                                                                           ================


                                                                 68


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INVESTORS
Contracts in accumulation period:
DVA                                                                                   2,969       $10.71      $      31
DVA Plus - Standard (pre February 2000)                                              62,733        10.66            668
DVA Plus - Standard (post January 2000 and post 2000)                               136,519        10.65          1,454
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             952,473        10.63         10,124
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,224,296        10.62         13,002
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           533,884        10.60          5,659
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           353,861        10.59          3,747
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           401,684        10.58          4,250
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
   2000), Premium Plus - Annual Ratchet (post 2000),
   Premium Plus - Max 5.5 (post January 2000)                                     1,410,056        10.57         14,904
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           384,799        10.56          4,063
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             820,331        10.55          8,654
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,766,107        10.52         18,579
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            847        10.52              9
Access - Annual Ratchet (post April 2001)                                            50,350        10.49            528
Access - Max 5.5 (post April 2001), Landmark - Max 7                                136,482        10.48          1,430
Access - 7% Solution (post April 2001)                                               16,003        10.47            167
Access  - Max 7 (post April 2001)                                                    96,447        10.45          1,008
Value                                                                                38,219        10.73            410
ES II - Max 7 (post 2000), Generations - Max 7                                      221,246        10.54          2,332
Landmark - 7% Solution                                                               36,288        10.51            381
                                                                                                           ----------------
                                                                                                              $  91,400
                                                                                                           ================


                                                                 69


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                  10,036        $8.92      $      89
DVA Plus - Standard (pre February 2000)                                              87,647         8.89            779
DVA Plus - Standard (post January 2000 and post 2000)                               107,396         8.88            954
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,073,857         8.87          9,525
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,698,200         8.86         15,046
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           470,484         8.86          4,168
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           295,863         8.85          2,618
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           480,294         8.85          4,251
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,431,166         8.84         12,652
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           638,395         8.83          5,637
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,282,148         8.83         11,321
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,016,515         8.82         17,786
Access - Annual Ratchet (post April 2001)                                            41,233         8.80            363
Access - Max 5.5 (post April 2001), Landmark - Max 7                                164,770         8.79          1,448
Access - 7% Solution (post April 2001)                                               26,572         8.79            234
Access  - Max 7 (post April 2001)                                                    80,339         8.78            705
Value                                                                                32,527         8.93            290
ES II - Max 7 (post 2000), Generations - Max 7                                      297,442         8.82          2,623
Landmark - 7% Solution                                                               56,788         8.80            500
VA Option I                                                                          45,955         8.92            410
VA Option II                                                                         26,626         8.89            237
VA Option III                                                                         4,948         8.87             44
VA Bonus Option I                                                                    62,913         8.87            558


                                                                 70


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH AND INCOME (CONTINUED)
VA Bonus Option II                                                                     35,491        $8.83      $     313
VA Bonus Option III                                                                    19,211         8.82            169
                                                                                                             -----------------
                                                                                                                $  92,720
                                                                                                             =================

SPECIAL SITUATIONS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                 7,214        $8.34      $      60
DVA Plus - Standard (post January 2000 and post 2000)                                  57,110         8.33            476
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               368,091         8.32          3,063
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       538,056         8.32          4,477
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre           158,129         8.31          1,314
   February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000), Premium
   Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution            132,268         8.30          1,098
   (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             151,551         8.30          1,258
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000), Premium            389,304         8.29          3,227
   Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post
   2000), Generations - 7% Solution                                                   197,278         8.29          1,635
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               319,420         8.28          2,645
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                       420,371         8.27          3,476
Access - Annual Ratchet (post April 2001)                                               7,008         8.25             58
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   38,065         8.25            314
Access - 7% Solution (post April 2001)                                                  5,305         8.24             44
Access  - Max 7 (post April 2001)                                                       5,941         8.23             49
Value                                                                                   3,563         8.38             30
ES II - Max 7 (post 2000), Generations - Max 7                                        116,186         8.28            962
Landmark - 7% Solution                                                                 16,846         8.26            139
                                                                                                             -----------------
                                                                                                                $  24,325
                                                                                                             =================

                                                                 71


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                   1,708        $7.64      $      13
DVA Series 100                                                                        1,522         7.62             12
DVA Plus - Standard (pre February 2000)                                                 174         7.63              1
DVA Plus - Standard (post January 2000 and post 2000)                                 3,316         7.62             25
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              47,817         7.62            364
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      89,535         7.61            681
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            36,478         7.61            278
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            12,070         7.61             92
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            35,022         7.60            266
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   87,897         7.60            668
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            69,117         7.60            525
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              46,906         7.60            357
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     162,626         7.59          1,234
Access - Annual Ratchet (post April 2001)                                             9,038         7.58             69
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 23,594         7.58            179
Access - 7% Solution (post April 2001)                                               14,867         7.58            113
Access  - Max 7 (post April 2001)                                                    12,668         7.57             96
Value                                                                                 4,138         7.64             32
ES II - Max 7 (post 2000), Generations - Max 7                                       44,111         7.59            335
Landmark - 7% Solution                                                                6,460         7.59             49
                                                                                                           ----------------
                                                                                                              $   5,389
                                                                                                           ================

                                                                 72


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNATIONAL EQUITY
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,073,421        $8.66      $  43,936
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,053,050         8.70          9,162
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,043,470         8.65         17,676
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,265,057         8.62         10,905
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            66,132         8.60            569
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,631,066         8.57         39,688
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7%
   Solution (post 2000), Generations - 7% Solution                                  100,590         8.55            860
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                            953,619         8.52          8,125
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,403,293         8.47         11,886
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  2,399        $8.37             20
Value                                                                                53,479         8.98            480
ES II - Max 7 (post 2000), Generations - Max 7                                       88,668         8.50            754
Landmark - 7% Solution                                                                    2         8.42              -
                                                                                                           ----------------
                                                                                                              $ 144,061
                                                                                                           ================


                                                                 73


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                   1,988        $7.07      $      14
DVA Plus - Standard (pre February 2000)                                               9,163         7.04             65
DVA Plus - Standard (post January 2000 and post 2000)                                41,855         7.04            295
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             306,137         7.02          2,149
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000), Access - Standard (post January 2000 and post 2000), Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     479,640         7.02          3,367
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           112,980         7.01            792
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           135,471         7.00            948
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           158,546         6.99          1,108
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  247,751         6.99          1,732
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           169,312         6.98          1,182
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             468,772         6.98          3,272
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     477,958         6.96          3,326
Access - Annual Ratchet (post April 2001)                                            30,233         6.95            210
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 46,283         6.94            321
Access - 7% Solution (post April 2001)                                               20,405         6.93            141
Access  - Max 7 (post April 2001)                                                    27,011         6.92            187
Value                                                                                18,443         7.08            131
ES II - Max 7 (post 2000), Generations - Max 7                                       75,724         6.97            528
Landmark - 7% Solution                                                               15,369         6.95            107
VA Option I                                                                           3,190         7.08             23
VA Option II                                                                          1,875         7.04             13


                                                                 74


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM WORLDWIDE GROWTH (CONTINUED)
VA Option III                                                                         1,275        $7.02      $       9
VA Bonus Option I                                                                     3,087         7.02             22
VA Bonus Option II                                                                    7,572         6.98             53
VA Bonus Option III                                                                   2,697         6.96             19
                                                                                                           ----------------
                                                                                                              $  20,014
                                                                                                           ================

PILGRIM GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508        $7.81      $       4
DVA Plus - Standard (pre February 2000)                                                 128         7.80              1
DVA Plus - Standard (post January 2000 and post 2000)                                 2,631         7.80             21
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              82,839         7.79            645
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      83,426         7.79            650
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            19,161         7.78            149
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            17,748         7.78            138
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            50,782         7.78            395
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   51,380         7.78            400
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            27,449         7.77            213
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              74,652         7.77            580
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     182,159         7.76          1,414
Access - Annual Ratchet (post April 2001)                                             6,308         7.76             49
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  6,269         7.75             49

                                                                 75


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM GROWTH OPPORTUNITIES (CONTINUED)
Access - 7% Solution (post April 2001)                                                2,927        $7.75      $      23
Access  - Max 7 (post April 2001)                                                     5,214         7.75             40
Value                                                                                 1,330         7.82             10
ES II - Max 7 (post 2000), Generations - Max 7                                       52,668         7.77            409
Landmark - 7% Solution                                                                3,796         7.76             29
                                                                                                           ----------------
                                                                                                              $   5,219
                                                                                                           ================

PILGRIM MAGNACAP
Contracts in accumulation period:
DVA                                                                                  14,602        $9.38      $     137
DVA Plus - Standard (pre February 2000)                                               1,128         9.36             11
DVA Plus - Standard (post January 2000 and post 2000)                                 3,691         9.36             35
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              38,846         9.35            363
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      91,138         9.35            852
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             7,517         9.34             70
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,693         9.34             44
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,170         9.34            263
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   76,115         9.33            710
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            24,770         9.33            231
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April  2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             102,247         9.33            954
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     117,705         9.32          1,097
Access - Annual Ratchet (post April 2001)                                            11,483         9.31            107

                                                                 76


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM MAGNACAP (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 10,474        $9.31      $      98
Access - 7% Solution (post April 2001)                                                4,684         9.31             44
Access  - Max 7 (post April 2001)                                                    11,700         9.30            109
Value                                                                                 1,964         9.39             18
ES II - Max 7 (post 2000), Generations - Max 7                                       19,437         9.33            181
Landmark - 7% Solution                                                                6,880         9.32             64
VA Option I                                                                             549         9.38              5
VA Option II                                                                             97         9.36              1
VA Bonus Option I                                                                       869         9.35              8
                                                                                                           ----------------
                                                                                                              $   5,402
                                                                                                           ================

PILGRIM SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                   3,234        $8.35      $      27
DVA Plus - Standard (pre February 2000)                                               3,816         8.34             32
DVA Plus - Standard (post January 2000 and post 2000)                                20,998         8.34            175
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             180,638         8.33          1,505
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     267,587         8.32          2,226
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            61,323         8.32            510
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            59,195         8.32            492
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           111,946         8.32            931
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  188,337         8.31          1,565
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            79,269         8.31            659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             222,328         8.30          1,845

                                                                 77


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM SMALLCAP OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     253,382        $8.30      $   2,103
Access - Annual Ratchet (post April 2001)                                            21,419         8.30            178
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 45,115         8.29            374
Access - 7% Solution (post April 2001)                                                6,290         8.29             52
Access  - Max 7 (post April 2001)                                                    29,301         8.28            242
Value                                                                                16,287         8.36            136
ES II - Max 7 (post 2000), Generations - Max 7                                      141,397         8.30          1,174
Landmark - 7% Solution                                                               25,433         8.30            211
                                                                                                           ----------------
                                                                                                              $  14,437
                                                                                                           ================
PILGRIM CONVERTIBLE CLASS
Contracts in accumulation period:
VA Option I                                                                              37       $10.52      $       -
VA Option II                                                                         12,767        10.51            134
VA Bonus Option I                                                                     2,059        10.50             22
VA Bonus Option II                                                                    2,911        10.48             31
VA Bonus Option III                                                                     415        10.47              4
Advantage Option I                                                                      246        10.46              3
                                                                                                           ----------------
                                                                                                              $     194
                                                                                                           ================

PILGRIM GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                           4,658       $10.45      $      48
VA Option II                                                                          4,575        10.43             48
VA Option III                                                                         1,794        10.43             19
VA Bonus Option I                                                                     2,452        10.42             26
VA Bonus Option II                                                                      826        10.41              8
VA Bonus Option III                                                                     508        10.40              5
Advantage Option III                                                                    172        10.37              2
                                                                                                           ----------------
                                                                                                              $     156
                                                                                                           ================

PILGRIM LARGECAP GROWTH
Contracts in accumulation period:
VA Option I                                                                           2,762        $9.62      $      27
VA Option II                                                                         10,314         9.60             99
VA Option III                                                                         2,947         9.60             28
VA Bonus Option I                                                                    19,732         9.59            189
VA Bonus Option II                                                                   19,228         9.58            184
VA Bonus Option III                                                                     661         9.57              6
                                                                                                           ----------------
                                                                                                              $     533
                                                                                                           ================


                                                                 78


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO HIGH YIELD BOND
Contracts in accumulation period:
DVA 80                                                                                    1       $10.33      $       -
DVA                                                                                  90,862        10.25            931
DVA Series 100                                                                          944        10.12             10
DVA Plus - Standard (pre February 2000)                                             287,228        10.16          2,918
DVA Plus - Standard (post January 2000 and post 2000)                               199,285        10.14          2,021
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,836,178        10.10         58,945
DVAPlus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution  (post
   2000),  Access - Standard  (post January 2000 and post 2000),  Premium Plus -
   Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,641,283        10.08         26,624
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,198,237        10.05         32,142
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           673,993        10.03          6,760
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           581,040        10.01          5,816
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                5,191,930         9.99         51,867
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           489,627         9.97          4,882
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,847,565         9.95         18,383
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,858,684         9.91         18,420
Access - Annual Ratchet (post April 2001)                                            54,726         9.86            540
Access - Max 5.5 (post April 2001), Landmark - Max 7                                118,177         9.84          1,163
Access - 7% Solution (post April 2001)                                               27,443         9.82            269
Access  - Max 7 (post April 2001)                                                    92,431         9.79            905
Value                                                                                56,470        10.30            582
Access One                                                                              178        10.44              2
ES II - Max 7 (post 2000), Generations - Max 7                                      217,554         9.93          2,160
Landmark - 7% Solution                                                               42,157         9.88            417

                                                                 79


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO HIGH YIELD BOND (CONTINUED)
VA Option I                                                                           1,801       $10.27      $      18
VA Option II                                                                          7,569        10.16             77
VA Option III                                                                           437        10.10              4
VA Bonus Option I                                                                    18,670        10.08            188
VA Bonus Option II                                                                   21,063         9.97            210
VA Bonus Option III                                                                   8,662         9.91             86
Advantage Option I                                                                      263         9.81              3
                                                                                                           ----------------
                                                                                                              $ 236,343
                                                                                                           ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                  398       $10.46      $       4
DVA                                                                                  99,953        10.39          1,038
DVA Series 100                                                                        2,440        10.25             25
DVA Plus - Standard (pre February 2000)                                             218,233        10.29          2,246
DVA Plus - Standard (post January 2000 and post 2000)                               146,243        10.27          1,502
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,825,877        10.24         59,657
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,222,192        10.21         22,688
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         4,054,658        10.18         41,276
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           614,802        10.16          6,246
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           468,627        10.14          4,752
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                6,171,296        10.12         62,453
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           441,295        10.10          4,457
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,789,954        10.08         18,043

                                                                 80


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,325,932       $10.04      $  13,312
Access - Annual Ratchet (post April 2001)                                            10,158         9.99            101
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 61,575         9.97            614
Access - 7% Solution (post April 2001)                                               20,309         9.95            202
Access  - Max 7 (post April 2001)                                                    74,639         9.91            740
Value                                                                                15,385        10.42            160
ES II - Max 7 (post 2000), Generations - Max 7                                      126,058        10.06          1,268
Landmark - 7% Solution                                                               28,122        10.01            281
                                                                                                           ----------------
                                                                                                              $ 241,065
                                                                                                           ================

PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   7,943        $6.34      $      50
DVA Plus - Standard (pre February 2000)                                              17,257         6.31            109
DVA Plus - Standard (post January 2000 and post 2000)                               136,978         6.31            864
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,264,693         6.30          7,968
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,272,891         6.29          8,007
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           417,345         6.28          2,621
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           244,934         6.28          1,538
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           201,082         6.27          1,261
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,001,521         6.26          6,270
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           273,111         6.26          1,710
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,102,268         6.25          6,889

                                                                 81


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PRUDENTIAL JENNISON (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,029,815        $6.24      $   6,426
Access - Annual Ratchet (post April 2001)                                            21,785         6.23            136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 70,772         6.22            440
Access - 7% Solution (post April 2001)                                               14,542         6.22             91
Access  - Max 7 (post April 2001)                                                    88,316         6.21            549
Value                                                                                 6,717         6.35             43
ES II - Max 7 (post 2000), Generations - Max 7                                      107,206         6.25            670
Landmark - 7% Solution                                                               28,394         6.23            177
VA Option I                                                                             159         6.34              1
VA Option II                                                                          3,710         6.31             24
VA Bonus Option I                                                                     6,637         6.29             42
VA Bonus Option II                                                                   13,955         6.26             87
VA Bonus Option III                                                                   1,752         6.24             11
Advantage Option I                                                                    1,081         6.21              7
                                                                                                           ----------------
                                                                                                              $  45,991
                                                                                                           ================

SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                     305        $5.44      $       2
DVA Plus - Standard (pre February 2000)                                              15,970         5.42             87
DVA Plus - Standard (post January 2000 and post 2000)                                67,611         5.42            367
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             294,591         5.41          1,594
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     385,100         5.41          2,083
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           101,972         5.40            551
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            42,845         5.40            231
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           109,343         5.39            589

                                                                 82


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  214,255        $5.39      $   1,155
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           146,026         5.39            787
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             212,147         5.38          1,141
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     320,127         5.37          1,719
Access - Annual Ratchet (post April 2001)                                            11,907         5.36             64
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 86,395         5.36            463
Access - 7% Solution (post April 2001)                                                3,450         5.36             19
Access  - Max 7 (post April 2001)                                                    24,815         5.35            133
Value                                                                                22,797         5.44            124
ES II - Max 7 (post 2000), Generations - Max 7                                       19,406         5.38            104
Landmark - 7% Solution                                                               14,879         5.37             80
VA Option I                                                                             131         5.44              1
VA Option II                                                                            419         5.42              2
VA Bonus Option I                                                                     1,922         5.41             10
VA Bonus Option II                                                                      141         5.39              1
VA Bonus Option III                                                                     466         5.37              3
                                                                                                           ----------------
                                                                                                              $  11,310
                                                                                                           ================

APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                            415       $17.22      $       7
Granite PrimElite - Annual Ratchet                                                   41,993        17.07            716
                                                                                                           ----------------
                                                                                                              $     723
                                                                                                           ================

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                          4,203       $11.94      $      50
Granite PrimElite - Annual Ratchet                                                   27,019        11.82            320
                                                                                                           ----------------
                                                                                                              $     370
                                                                                                           ================

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                          2,902       $19.35      $      56
Granite PrimElite - Annual Ratchet                                                   26,471        19.16            507
                                                                                                           ----------------
                                                                                                              $     563
                                                                                                           ================


                                                                 83


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                          1,951       $12.16      $      24
Granite PrimElite - Annual Ratchet                                                   22,932        12.04            276
                                                                                                           ----------------
                                                                                                              $     300
                                                                                                           ================

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                          9,433       $12.68      $     120
Granite PrimElite - Annual Ratchet                                                    8,053        12.55            101
                                                                                                           ----------------
                                                                                                              $     221
                                                                                                           ================

ASSET ALLOCATION
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              12,953        $9.84      $     127
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      71,708         9.83            705
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             4,757         9.80             47
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             9,458         9.79             93
   Solution (post January 2000 and post 2000)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   17,516         9.77            171
   Premium Plus - Max 5.5 (post January 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              11,977         9.75            117
                                                                                                           ----------------
                                                                                                              $   1,260
                                                                                                           ================


                                                                 84


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EQUITY
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               6,687        $9.21      $      62
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      47,169         9.20            434
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            10,523         9.18             97
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000), Premium Plus
   - Annual Ratchet (post January 2000), Premium Plus - 5.5%
   Solution (post January 2000 and post 2000)                                         3,013         9.17             28
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
   2000), Premium Plus - Annual Ratchet (post 2000),
   Premium Plus - Max 5.5 (post January 2000)                                         5,671         9.14             52
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              14,708         9.12            134
                                                                                                           ----------------
                                                                                                              $     807
                                                                                                           ================

GALAXY GROWTH AND INCOME
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               5,565       $10.40            $58
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       7,205        10.39             75
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                               896        10.37              9
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             1,438        10.35             15
   Solution (post January 2000 and post 2000)

                                                                 85


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GALAXY GROWTH AND INCOME (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                    3,507       $10.33      $      36
   Premium Plus - Max 5.5 (post January 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 785        10.31              8
                                                                                                           ----------------
                                                                                                              $     201
                                                                                                           ================

HIGH QUALITY BOND
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               8,082       $11.70      $      95
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       2,443        11.69             29
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               959        11.65             11
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               1,476        11.60             17
                                                                                                           ----------------
                                                                                                              $     152
                                                                                                           ================

SMALL COMPANY GROWTH
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               1,744       $13.14      $      23
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       1,321        13.12             17
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution                1,508        13.09             20
   (pre February 2000), ES II - 5.5% Solution (post 2000)


                                                                 86


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL COMPANY GROWTH (CONTINUED)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               973       $13.08      $      13
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 792        13.02             10
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                          99        12.99              1
                                                                                                           ----------------
                                                                                                              $      84
                                                                                                           ================

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               508       $10.01      $       5
   Solution (post January 2000 and post 2000)
VA Option I                                                                          10,325        10.05            104
VA Option II                                                                          3,654        10.03             37
VA Option III                                                                         5,388        10.03             54
VA Bonus Option I                                                                    10,643        10.02            107
VA Bonus Option II                                                                   17,506        10.01            175
VA Bonus Option III                                                                   5,924        10.00             59
Advantage Option I                                                                      669         9.99              6
Advantage Option II                                                                   4,856         9.98             48
                                                                                                           ----------------
                                                                                                              $     595
                                                                                                           ================

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                          20,342        $9.61      $     195
VA Option II                                                                         31,407         9.60            302
VA Option III                                                                         6,642         9.60             64
VA Bonus Option I                                                                    47,693         9.59            457
VA Bonus Option II                                                                   55,989         9.58            536
VA Bonus Option III                                                                  10,312         9.57             99
                                                                                                           ----------------
                                                                                                              $   1,653
                                                                                                           ================


                                                                 87


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PREMIER GROWTH
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               321        $9.55      $       3
   Solution (post January 2000 and post 2000)
VA Option I                                                                           7,037         9.58             68
VA Option II                                                                         44,632         9.57            427
VA Option III                                                                         3,508         9.57             34
VA Bonus Option I                                                                    20,008         9.56            191
VA Bonus Option II                                                                   27,531         9.55            263
VA Bonus Option III                                                                   5,206         9.54             50
Advantage Option I                                                                      773         9.53              7
Advantage Option II                                                                   5,078         9.52             48
                                                                                                           ----------------
                                                                                                              $   1,091
                                                                                                           ================

GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                         393,214       $10.28   $      4,042
VA Option II                                                                        240,885        10.27          2,474
VA Option III                                                                       118,456        10.27          1,217
VA Bonus Option I                                                                                  10.26         10,440
                                                                                  1,017,518
VA Bonus Option II                                                                  721,740        10.25          7,398
VA Bonus Option III                                                                 517,235        10.24          5,297
                                                                                                           ----------------
                                                                                                              $  30,868
                                                                                                           ================

GET FUND - SERIES P
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            71,533       $10.02      $     717
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              10,501        10.01            105
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         3,705        10.01             37
VA Option I                                                                       1,784,901        10.04         17,920
VA Option II                                                                        952,184        10.03          9,550
VA Option III                                                                       514,337        10.02          5,154
VA Bonus Option I                                                                 5,669,614        10.02         56,810
VA Bonus Option II                                                                3,733,809        10.01         37,376
VA Bonus Option III                                                               2,357,273        10.01         23,596
Advantage Option I                                                                  114,881        10.00          1,149
Advantage Option II                                                                  35,943         9.99            359
Advantage Option III                                                                 27,231         9.99            272
                                                                                                           ----------------
                                                                                                              $ 153,045
                                                                                                           ================


                                                                 88


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GET FUND - SERIES Q
Contracts in accumulation period:
VA Option I                                                                          24,230       $10.00      $     242
VA Option II                                                                         21,339        10.00            213
VA Bonus Option I                                                                    45,829        10.00            458
VA Bonus Option II                                                                   87,706        10.00            877
VA Bonus Option III                                                                  11,367        10.00            114
                                                                                                           ----------------
                                                                                                              $   1,904
                                                                                                           ================
VALUE OPPORTUNITY
Contracts in accumulation period:
VA Option I                                                                           1,584        $9.04      $      14
VA Option II                                                                          1,858         9.03             17
VA Bonus Option I                                                                    10,936         9.02             99
VA Bonus Option II                                                                   15,561         9.01            140
VA Bonus Option III                                                                   3,112         9.00             28
                                                                                                           ----------------
                                                                                                              $     298
                                                                                                           ================

INDEX PLUS LARGE CAP
Contracts in accumulation period:
VA Option I                                                                          16,897        $9.40      $     159
VA Option II                                                                          7,036         9.38             66
VA Option III                                                                        24,809         9.39            233
VA Bonus Option I                                                                    27,003         9.38            253
VA Bonus Option II                                                                    6,121         9.36             57
VA Bonus Option III                                                                   4,667         9.36             44
                                                                                                           ----------------
                                                                                                              $     812
                                                                                                           ================

INDEX PLUS MID CAP
Contracts in accumulation period:
VA Option I                                                                          25,943        $9.91      $     257
VA Option II                                                                         10,835         9.90            107
VA Option III                                                                         3,276         9.90             32
VA Bonus Option I                                                                    14,892         9.89            147
VA Bonus Option II                                                                   23,563         9.87            233
VA Bonus Option III                                                                   4,407         9.87             44
                                                                                                           ----------------
                                                                                                              $     820
                                                                                                           ================

INDEX PLUS SMALL CAP
Contracts in accumulation period:
VA Option I                                                                          18,193       $10.11      $     184
VA Option II                                                                          6,817        10.10             69
VA Option III                                                                           795        10.11              8
VA Bonus Option I                                                                    28,552        10.09            288
VA Bonus Option II                                                                    7,283        10.07             73
VA Bonus Option III                                                                   5,763        10.07             58
                                                                                                           ----------------
                                                                                                              $     680
                                                                                                           ================

                                                                 89


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              16,786       $10.99      $     184
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      23,503        10.99            258
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            77,645        10.99            853
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             1,822        10.99             20
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             9,170        10.99            101
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   51,753        10.99            569
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             4,183        10.99             46
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               7,111        10.98             78
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     119,539        10.98          1,313
Access - Annual Ratchet (post April 2001)                                               270        10.98              3
Access - 7% Solution (post April 2001)                                                  228        10.98              3
Access  - Max 7 (post April 2001)                                                       724        10.97              8
ES II - Max 7 (post 2000), Generations - Max 7                                        7,383        10.98             81
Landmark - 7% Solution                                                                1,155        10.98             13
VA Option I                                                                             982        11.00             11
VA Bonus Option I                                                                       167        10.99              2
VA Bonus Option III                                                                     670        10.98              7
                                                                                                           ----------------
                                                                                                              $   3,550
                                                                                                           ================


                                                                 90


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


AIM V.I. GROWTH
Contracts in accumulation period:
VA Option I                                                                             309       $10.35      $       3
VA Option II                                                                          7,677        10.34             79
VA Bonus Option II                                                                   34,765        10.33            359
VA Bonus Option III                                                                     146        10.32              2
                                                                                                           ----------------
                                                                                                              $     443
                                                                                                           ================

BRINSON TACTICAL ALLOCATION
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               536        $9.39      $       5
   Solution (post January 2000 and post 2000)
VA Option I                                                                          31,473         9.42            296
VA Option II                                                                          4,853         9.41             46
VA Option III                                                                         1,093         9.41             10
VA Bonus Option I                                                                    16,438         9.40            155
VA Bonus Option II                                                                   24,146         9.38            226
VA Bonus Option III                                                                   4,485         9.38             42
Advantage Option I                                                                      713         9.37              7
                                                                                                           ----------------
                                                                                                              $     787
                                                                                                           ================

EQUITY-INCOME
Contracts in accumulation period:
VA Option I                                                                          26,225        $9.61      $     252
VA Option II                                                                         21,430         9.60            206
VA Option III                                                                         6,165         9.60             59
VA Bonus Option I                                                                    99,509         9.59            954
VA Bonus Option II                                                                   39,753         9.57            380
VA Bonus Option III                                                                   9,493         9.57             91
Advantage Option I                                                                      681         9.55              7
                                                                                                           ----------------
                                                                                                              $   1,949
                                                                                                           ================

GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 652        $9.25      $       6
VA Option I                                                                          14,042         9.29            130
VA Option II                                                                          9,484         9.28             88
VA Option III                                                                         3,394         9.29             32
VA Bonus Option I                                                                    21,879         9.27            203
VA Bonus Option II                                                                   16,676         9.26            154
VA Bonus Option III                                                                   8,648         9.25             80
                                                                                                           ----------------
                                                                                                              $     693
                                                                                                           ================

                                                                 91


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CONTRAFUND
Contracts in accumulation period:
VA Option I                                                                          23,962        $9.73      $     233
VA Option II                                                                         31,173         9.71            303
VA Option III                                                                           309         9.72              3
VA Bonus Option I                                                                    23,738         9.70            230
VA Bonus Option II                                                                   34,448         9.69            334
VA Bonus Option III                                                                   8,281         9.68             80
                                                                                                           ----------------
                                                                                                              $   1,183
                                                                                                           ================

FINANCIAL SERVICES
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               2,766        $9.37      $      26
DVA Plus - Standard (post January 2000 and post 2000)                                 4,734         9.37             44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              28,966         9.37            272
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      37,443         9.36            350
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            23,862         9.36            223
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             8,703         9.36             81
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,433         9.35             51
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   45,911         9.35            429
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             3,522         9.35             33
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              18,560         9.35            174
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      18,432         9.34            172


                                                                 92


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


FINANCIAL SERVICES (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  3,260        $9.33      $      30
Access - 7% Solution (post April 2001)                                                3,752         9.33             35
Access  - Max 7 (post April 2001)                                                       107         9.33              1
ES II - Max 7 (post 2000), Generations - Max 7                                          677         9.35              6
Landmark - 7% Solution                                                                1,385         9.34             13
VA Option I                                                                           7,644         9.39             72
VA Option II                                                                          8,008         9.37             75
VA Option III                                                                         1,095         9.37             10
VA Bonus Option I                                                                     9,779         9.36             92
VA Bonus Option II                                                                   17,709         9.35            166
VA Bonus Option III                                                                   4,900         9.34             46
Advantage Option I                                                                      277         9.33              3
                                                                                                           ----------------
                                                                                                              $   2,404
                                                                                                           ================

HEALTH SCIENCES
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               9,245       $10.28      $      95
DVA Plus - Standard (post January 2000 and post 2000)                                 2,712        10.28             28
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              20,414        10.27            209
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      38,465        10.27            395
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           110,902        10.26          1,138
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             3,132        10.26             32
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             7,400        10.26             76
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  367,187        10.26          3,767
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            16,015        10.26            164

                                                                 93


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


HEALTH SCIENCES (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              25,836       $10.25      $     265
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     289,358        10.25          2,966
Access - Annual Ratchet (post April 2001)                                               332        10.24              3
Access - Max 5.5 (post April 2001), Landmark - Max 7                                    466        10.24              5
Access - 7% Solution (post April 2001)                                                1,063        10.24             11
Access  - Max 7 (post April 2001)                                                     5,379        10.23             55
ES II - Max 7 (post 2000), Generations - Max 7                                       81,775        10.25            838
Landmark - 7% Solution                                                                1,482        10.24             15
VA Option I                                                                           7,242        10.29             74
VA Option II                                                                         11,285        10.28            116
VA Option III                                                                         3,081        10.28             32
VA Bonus Option I                                                                    11,674        10.27            120
VA Bonus Option II                                                                   13,222        10.25            136
VA Bonus Option III                                                                  24,044        10.25            246
Advantage Option I                                                                      252        10.23              2
Advantage Option III                                                                    173        10.22              2
                                                                                                           ----------------
                                                                                                              $  10,790
                                                                                                           ================

UTILITIES
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               5,342        $8.11      $      43
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       8,160         8.11             66
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               18,794         8.10            152
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               960         8.10              8
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,002         8.10              8

                                                                 94


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


UTILITIES (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                    6,689        $8.10      $      54
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             3,860         8.09             31
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              16,134         8.09            131
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      23,627         8.09            191
ES II - Max 7 (post 2000), Generations - Max 7                                        1,176         8.09             10
VA Option I                                                                           3,379         8.13             28
VA Option II                                                                          4,483         8.11             36
VA Option III                                                                           183         8.11              1
VA Bonus Option I                                                                    17,386         8.11            141
VA Bonus Option II                                                                    1,036         8.09              8
VA Bonus Option III                                                                   6,868         8.09             56
                                                                                                           ----------------
                                                                                                              $     964
                                                                                                           ================

JANUS ASPEN WORLDWIDE GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 661        $9.35      $       6
VA Option I                                                                          32,123         9.39            302
VA Option II                                                                         16,977         9.37            159
VA Option III                                                                         4,296         9.38             40
VA Bonus Option I                                                                    57,358         9.36            537
VA Bonus Option II                                                                   13,913         9.35            130
VA Bonus Option III                                                                  12,779         9.34            119
Advantage Option I                                                                      281         9.33              3
Advantage Option II                                                                     275         9.32              2
                                                                                                           ----------------
                                                                                                              $   1,298
                                                                                                           ================


                                                                 95


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PPI MFS CAPITAL OPPORTUNITIES
Contracts in accumulation period:
VA Option I                                                                           3,867        $8.93      $      34
VA Option II                                                                          8,088         8.92             72
VA Option III                                                                         2,330         9.91             23
VA Bonus Option I                                                                    18,641         8.91            166
VA Bonus Option II                                                                   39,763         8.89            353
VA Bonus Option III                                                                   5,621         8.89             50
                                                                                                           ----------------
                                                                                                              $     698
                                                                                                           ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                              11,177        $9.39      $     105
DVA Plus - Standard (post January 2000 and post 2000)                                 4,693         9.39             44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              27,047         9.39            254
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       5,663         9.38             53
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               14,633         9.38            137
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,756         9.38             45
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             9,738         9.37             91
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   27,155         9.37            254
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             2,197         9.37             21
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              22,142         9.37            207

                                                                 96


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIONEER FUND VCT (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      47,468        $9.36      $     444
ES II - Max 7 (post 2000), Generations - Max 7                                          161         9.37              2
VA Option I                                                                          17,258         9.41            162
VA Option II                                                                         11,820         9.39            111
VA Option III                                                                         3,571         9.40             34
VA Bonus Option I                                                                     9,143         9.38             86
VA Bonus Option II                                                                   19,587         9.37            184
VA Bonus Option III                                                                   4,340         9.36             41
                                                                                                           ----------------
                                                                                                              $   2,275
                                                                                                           ================

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               536        $9.58      $       5
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 655         9.57              6
VA Option I                                                                          16,862         9.61            162
VA Option II                                                                         11,516         9.60            111
VA Option III                                                                         1,955         9.60             19
VA Bonus Option I                                                                    26,083         9.59            250
VA Bonus Option II                                                                   18,597         9.58            178
VA Bonus Option III                                                                  17,291         9.57            166
Advantage Option I                                                                    4,125         9.56             39
Advantage Option III                                                                    186         9.54              2
                                                                                                           ----------------
                                                                                                              $     938
                                                                                                           ================

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               5,621       $10.72      $      60
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             170,277        10.72          1,825
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      98,183        10.71          1,052

                                                                 97


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIONEER MID-CAP VALUE VCT (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               27,109       $10.71      $     290
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,960        10.71             53
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,577        10.71             71
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   55,679        10.71            596
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             5,379        10.71             58
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              23,811        10.71            255
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      72,421        10.71            776
Access - Annual Ratchet (post April 2001)                                               661        10.70              7
Access  - Max 7 (post April 2001)                                                       598        10.70              6
ES II - Max 7 (post 2000), Generations - Max 7                                        6,479        10.71             69
Landmark - 7% Solution                                                                1,969        10.70             21
                                                                                                           ----------------
                                                                                                              $   5,139
                                                                                                           ================

BULL
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               8,366        $8.90      $      74
DVA Plus - Standard (post January 2000 and post 2000)                                10,121         8.90             90
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             805,047         8.90          7,165
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000), Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     267,236         8.89          2,376


                                                                 98


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


BULL (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           256,466        $8.88      $   2,277
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           117,895         8.88          1,047
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            92,174         8.88            818
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  353,534         8.88          3,139
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            27,581         8.87            245
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             244,571         8.87          2,169
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     103,369         8.87            917
Access - Annual Ratchet (post April 2001)                                             5,613         8.86             50
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  1,813         8.85             16
Access - 7% Solution (post April 2001)                                                  901         8.85              8
Access  - Max 7 (post April 2001)                                                     4,584         8.84             40
ES II - Max 7 (post 2000), Generations - Max 7                                       15,636         8.87            139
Landmark - 7% Solution                                                                1,491         8.86             13
                                                                                                           ----------------
                                                                                                              $  20,583
                                                                                                           ================

SMALL-CAP
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                              46,913        $9.44      $     443
DVA Plus - Standard (post January 2000 and post 2000)                                13,767         9.44            130
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,134,989         9.43         10,703
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     403,215         9.43          3,802


                                                                 99


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL-CAP (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               67,787        $9.42      $     639
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            43,781         9.42            412
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,942         9.41            178
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  128,298         9.41          1,207
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            19,151         9.41            180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             132,360         9.41          1,246
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      47,995         9.40            451
Access - Annual Ratchet (post April 2001)                                            12,960         9.39            122
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 12,110         9.39            114
Access - 7% Solution (post April 2001)                                                4,031         9.38             38
Access  - Max 7 (post April 2001)                                                     3,530         9.38             33
Value                                                                                   698         9.46              7
ES II - Max 7 (post 2000), Generations - Max 7                                       21,722         9.40            204
Landmark - 7% Solution                                                                6,232         9.39             59
                                                                                                           ----------------
                                                                                                              $  19,968
                                                                                                           ================

EUROPE 30
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 and post 2000)                                 5,341        $8.27      $      44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               8,429         8.27             70
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     568,995         8.26          4,701


                                                                100


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EUROPE 30 (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             5,726        $8.26      $      47
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,340         8.26             36
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            14,669         8.25            121
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   13,357         8.25            110
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            38,959         8.25            322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              39,269         8.24            324
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      19,682         8.24            162
Access - Annual Ratchet (post April 2001)                                            15,189         8.23            125
Access - 7% Solution (post April 2001)                                                7,153         8.22             59
Access  - Max 7 (post April 2001)                                                    15,212         8.22            125
Value                                                                                   746         8.29              6
ES II - Max 7 (post 2000), Generations - Max 7                                        6,318         8.24             52
Landmark - 7% Solution                                                                  901         8.23              8
                                                                                                           ----------------
                                                                                                              $   6,312
                                                                                                           ================

PUTNAM GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                           8,202        $9.50      $      78
VA Option II                                                                          5,020         9.48             48
VA Option III                                                                           109         9.48              1
VA Bonus Option I                                                                     8,318         9.47             79
VA Bonus Option II                                                                    9,657         9.46             91
VA Bonus Option III                                                                  11,884         9.45            112
Advantage Option I                                                                    5,022         9.25             46
                                                                                                           ----------------
                                                                                                              $     455
                                                                                                           ================


                                                                101


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                          20,630        $9.49      $     196
VA Option II                                                                          5,921         9.47             56
VA Option III                                                                         2,520         9.47             24
VA Bonus Option I                                                                    20,019         9.46            189
VA Bonus Option II                                                                    6,330         9.45             60
VA Bonus Option III                                                                   8,360         9.44             79
                                                                                                           ----------------
                                                                                                              $     604
                                                                                                           ================

VOYAGER
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 686        $8.74      $       6
VA Option I                                                                          14,754         8.77            129
VA Option II                                                                          9,782         8.76             85
VA Option III                                                                           495         8.76              4
VA Bonus Option I                                                                    26,612         8.75            233
VA Bonus Option II                                                                    4,333         8.74             38
VA Bonus Option III                                                                   8,442         8.73             74
Advantage Option II                                                                     884         8.71              8
                                                                                                           ----------------
                                                                                                              $     577
                                                                                                           ================





                                                                102


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)


7. UNIT SUMMARY

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the year ended December 31, 2001, along with unit values for the year ended December 31, 2000, follows:

                                                       At December 31, 2000                 At December 31, 2001
                                                  --------------------------------------------------------------------------------



                                                    Unit Fair Value lowest      Units         Unit Fair Value      Net Assets
                    Division                              to highest            (000s)       lowest to highest       (000s)
                                                    ------------------------ -------------  -------------------- ---------------
The GCG Trust:
      Liquid Asset Division                            $14.50 to $16.61          69,541      $13.62 to $17.79      $1,071,485
      Limited Maturity Bond Division                   $16.67 to $19.77          19,509      $17.02 to $21.41         364,062
      Large Cap Value Division                         $10.50 to $10.59          27,628       $9.85 to $10.20         275,489
      Hard Assets Division                             $15.34 to $17.52           2,395      $12.63 to $15.27          33,209
      All Cap Division                                 $11.54 to $11.65          25,814      $11.46 to $11.76         299,314
      Real Estate Division                             $25.04 to $28.59           4,535      $25.36 to $31.90         126,169
      Fully Managed Division                           $24.47 to $27.95          23,375      $25.20 to $30.47         644,971
      Equity Income Division                           $22.48 to $26.61          17,698       $21.34 to 26.84         416,763
      Capital Appreciation Division                    $24.06 to $26.49          20,717      $19.84 to $22.87         440,209
      Rising Dividends Division                        $24.00 to $26.02          34,270       $20.13 to 23.30         732,049
      Value Equity Division                            $18.85 to $20.15          10,991      $17.24 to $19.10         199,039
      Strategic Equity Division                        $18.40 to $19.51          17,855      $13.92 to $15.26         259,382
      Small Cap Division                               $17.94 to $19.25          27,165      $16.97 to $18.87         480,513
      Managed Global Division                          $19.34 to $21.72          14,451      $16.18 to $19.04         250,388
      Mid-Cap Growth Division                          $40.98 to $43.92          29,521      $29.92 to $34.01         928,290
      Capital Growth Division                          $16.80 to $17.71          27,303       $13.93 to 15.15         395,434
      Research Division                                $25.56 to $27.39          31,622      $19.19 to $21.34         637,711
      Total Return Division                            $20.10 to $21.54          39,136      $18.90 to $21.94         793,394
      Growth Division                                  $21.49 to $22.98          66,921      $14.41 to $15.95       1,002,892
      Core Bond Division                               $11.37 to $12.19           9,873      $11.14 to $12.39         114,996
      Developing World Division                         $7.47 to $7.71           10,141       $6.85 to $7.25           71,466
      Asset Allocation Growth Division                  $9.37 to $9.38            5,718       $8.55 to $8.70           49,242
      Diversified Mid-Cap Division                      $9.87 to $9.88            6,381       $8.99 to $9.15           57,814
      Investors Division                               $11.21 to $11.31           8,646      $10.45 to $10.73          91,400
      Growth and Income Division                        $9.93 to $9.96           10,487       $8.78 to $8.93           92,720
      Special Situations Division                       $8.88 to $8.89            2,932       $8.23 to $8.38           24,325
      Internet Tollkeeper Division                                                  709       $7.57 to $7.64            5,389
      International Equity Division                    $11.23 to $11.73          16,734       $8.37 to $8.98          144,061
Pilgrim Variable Insurance Trust:
      Pilgrim Worldwide Growth Division                 $8.72 to $8.78            2,863       $6.92 to $7.08           20,014
      Pilgrim Growth Opportunities Division                    -                    671       $7.75 to $7.82            5,219
      Pilgrim MagnaCap Division                                -                    579       $9.30 to $9.39            5,402
      Pilgrim Small Cap Opportunities Division                 -                  1,737       $8.28 to $8.36           14,437
      Pilgrim Convertible Class Division                       -                     18      $10.46 to $10.52             194
      Pilgrim Growth and Income Division                       -                     15      $10.37 to $10.45             156
      Pilgrim LargeCap Growth Division                         -                     56       $9.57 to $9.62              533
PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Division                    $9.88 to $10.17          23,564       $9.79 to $10.44         236,343
      PIMCO StocksPLUS Growth and Income Division      $11.56 to $11.91          23,718       $9.91 to $10.46         241,065
Prudential Series Fund, Inc.:
      Prudential Jennison Division                      $7.82 to $7.85            7,335       $6.21 to $6.35           45,991
      SP Jennison International Growth Division         $8.55 to $8.57            2,097       $5.35 to $5.44           11,310

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented

                                                                103


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)




                                                       At December 31, 2000                 At December 31, 2001
                                                  --------------------------------------------------------------------------------



                                                    Unit Fair Value lowest      Units         Unit Fair Value      Net Assets
                    Division                              to highest            (000s)       lowest to highest       (000s)
                                                    ------------------------ -------------  -------------------- ---------------


Greenwich Street Series Fund Inc.:
      Appreciation Division                            $18.03 to $18.16              42      $17.07 to $17.22         $   723
Travelers Series Fund Inc.:
      Smith Barney High Income Division                $12.46 to $12.56              31      $11.82 to $11.94             370
      Smith Barney Large Cap Value Division            $21.16 to $21.34              29      $19.16 to $19.35             563
      Smith Barney International All Cap Growth        $17.74 to $17.89              25      $12.04 to $12.16             300
      Division
      Smith Barney Money Market Division               $12.27 to $12.38              17      $12.55 to $12.68             221
The Galaxy VIP Fund:
      Asset Allocation Division                        $10.73 to $10.78             128       $9.75 to $9.84            1,260
      Equity Division                                  $11.36 to $11.41              88       $9.12 to $9.21              807
      Growth and Income Division                       $10.93 to $10.98              19      $10.31 to $10.40             201
      High Quality Bond Division                       $11.04 to $11.05              13      $11.60 to $11.70             152
      Small Company Growth Division                    $13.27 to $13.35               6      $12.99 to $13.14              84
Alliance Variable Products Series Fund, Inc.:
      Alliance Bernstein Value Division                        -                     59       $9.98 to $10.05             595
      Growth and Income Division                               -                    172       $9.57 to $9.61            1,653
      Premier Growth Division                                  -                    114       $9.52 to $9.58            1,091
Aetna Variable Portfolios, Inc.:
      GET Fund - Series N Division                             -                  3,009      $10.24 to $10.28          30,868
      GET Fund - Series P Division                             -                 15,276       $9.99 to $10.04         153,045
      GET Fund - Series Q Division                             -                    190           $10.00                1,904
      Value Opportunity Division                               -                     33       $9.00 to $9.04              298
      Index Plus Large Cap Division                            -                     87       $9.36 to $9.40              812
      Index Plus Mid Cap Division                              -                     83       $9.87 to $9.91              820
      Index Plus Small Cap Division                                                  67      $10.07 to $10.11             680
AIM Variable Insurance Funds, Inc.:
      AIM V.I. Dent Demographic Trends
         Division                                              -                    323      $10.97 to $11.00           3,550
      AIM V.I. Growth Division                                 -                     43      $10.32 to $10.35             443
Brinson Series Trust:
      Brinson Tactical Allocation Division                     -                     84       $9.37 to $9.42              787
Fidelity Variable Insurance Products
      Equity-Income Division                                   -                    203        $9.55 to 9.61            1,949
      Growth Division                                          -                     75       $9.25 to $9.29              693
      Contrafund Division                                      -                    122       $9.68 to $9.73            1,183
INVESCO Variable Investment Funds, Inc.:
      Financial Services Division                              -                    256       $9.33 to $9.39            2,404
      Health Sciences Division                                 -                  1,052      $10.22 to $10.29          10,790
      Utilities Division                                       -                    119       $8.09 to $8.13              964
Janus Aspen Series:
      Janus Aspen Worldwide Growth Division                    -                    139       $9.32 to $9.39            1,298
Portfolio Partners, Inc.:
      PPI MFS Capital Opportunities Division                   -                     78       $8.92 to $9.91              698
Pioneer Variable Contracts Trust:
      Pioneer Fund VCT Division                                -                    243       $9.36 to $9.41            2,275
      Pioneer Small Company VCT Division                       -                     98       $9.54 to $9.61              938
      Pioneer Mid-Cap Value VCT Division                       -                    480      $10.70 to $10.72           5,139
The ProFunds VP:
      Bull Division                                            -                  2,316       $8.84 to $8.92           20,583
      Small-Cap Division                                       -                  2,118       $9.38 to $9.46           19,968
      Europe 30 Division                                       -                    764       $8.22 to $8.29            6,312
Putnam Variable Trust:
      Growth and Income Division                               -                      48      $9.25 to $9.50              455
      International Growth and Income Division                 -                      64      $9.44 to $9.49              604
      Voyager Division                                         -                      66      $8.71 to $8.77              577

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented.

                                                                104


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)

                                                             For the Year Ended December 31, 2001
                                                  ----------------------------------------------------------
                                                                    Mortality,
                                                                 Expense Risk and
                                                                    Asset Based
                                                    Investment     Admin Charges      Total Return lowest
                    Division                       Income Ratio  lowest to highest         to highest
                                                   ------------- ------------------  -----------------------
The GCG Trust:
      Liquid Asset Division                            3.59       0.50% to 2.55%         1.86% to 3.01%
      Limited Maturity Bond Division                   4.84       0.50% to 2.25%         6.78% to 8.30%
      Large Cap Value Division                         0.25       0.50% to 2.25%        -5.43% to -4.44%
      Hard Assets Division                             0.00       0.80% to 2.25%       -13.82% to -12.84%
      All Cap Division                                 1.47       0.90% to 2.25%         0.00% to 0.94%
      Real Estate Division                             4.29       0.50% to 2.25%         6.07% to 7.28%
      Fully Managed Division                           3.34       0.80% to 2.25%         7.85% to 9.02%
      Equity Income Division                           1.95       0.50% to 2.25%        -0.58% to 1.46%
      Capital Appreciation Division                    0.07       0.80% to 2.25%       -14.67% to -13.67%
      Rising Dividends Division                        0.30       0.50% to 2.25%       -13.63% to -12.68%
      Value Equity Division                            0.85       0.80% to 2.25%        -6.21% to -5.21%
      Strategic Equity Division                        0.00       0.80% to 2.25%       -22.66% to -21.78%
      Small Cap Division                               0.13       0.50% to 2.25%        -3.40% to -1.97%
      Managed Global Division                          0.13       0.50% to 2.25%       -13.60% to -12.34%
      Mid-Cap Growth Division                          0.37       0.50% to 2.25%       -25.09% to -24.25%
      Capital Growth Division                          0.00       0.80% to 2.25%       -15.42% to -14.46%
      Research Division                                0.12       0.80% to 2.25%       -22.97% to -22.09%
      Total Return Division                            4.88       0.50% to 2.55%        -1.44% to -0.32%
      Growth Division                                  0.00       0.50% to 2.25%       -31.55% to -30.59%
      Core Bond Division                               0.40       0.80% to 2.25%         0.53% to 1.64%
      Developing World Division                        1.18       0.80% to 2.25%        -7.10% to -5.97%
      Asset Allocation Growth Division                 1.78       0.90% to 2.25%        -8.32% to -7.68%
      Diversified Mid-Cap Division                     0.48       0.90% to 2.25%        -8.41% to -7.79%
      Investors Division                               1.30       0.90% to 2.25%        -6.16% to -5.13%
      Growth and Income Division                       1.02       0.90% to 2.25%       -11.18% to -10.34%
      Special Situations Division                      0.37       0.90% to 2.25%        -6.87% to -6.19%
      Internet Tollkeeper Division                     0.00       0.90% to 2.25%               *
      International Equity Division                    0.00       0.90% to 2.10%       -24.87% to -22.18%
Pilgrim Variable Insurance Trust:
      Pilgrim Worldwide Growth Division                0.00       0.90% to 2.25%       -20.18% to -19.36%
      Pilgrim Growth Opportunities Division            0.00       0.90% to 2.25%               *
      Pilgrim MagnaCap Division                        1.36       0.90% to 2.25%               *
      Pilgrim Small Cap Opportunities Division         0.00       0.90% to 2.25%               *
      Pilgrim Convertible Class Division             -10.36       0.95% to 2.20%               *
      Pilgrim Growth and Income Division               0.92       0.95% to 2.55%               *
      Pilgrim LargeCap Growth Division                 0.00       0.95% to 1.90%               *
PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Division                   7.91       0.50% to 2.25%         0.30% to 1.57%
      PIMCO StocksPLUS Growth and Income Division      4.22       0.80% to 2.25%       -13.15% to -12.17%
Prudential Series Fund, Inc.:
      Prudential Jennison Division                     0.00       0.90% to 2.25%       -20.20% to -19.62%
      SP Jennison International Growth Division        0.24       0.90% to 2.25%       -37.19% to -36.52%

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented

                                                                105


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)


                                                             For the Year Ended December 31, 2001
                                                  ----------------------------------------------------------
                                                                    Mortality,
                                                                 Expense Risk and
                                                                    Asset Based
                                                    Investment     Admin Charges      Total Return lowest
                    Division                       Income Ratio  lowest to highest         to highest
                                                   ------------- ------------------  -----------------------


Greenwich Street Series Fund Inc.:
      Appreciation Division                            1.15%      1.25% to 1.40%        -5.32% to -5.18%
Travelers Series Fund Inc.:
      Smith Barney High Income Division               12.01       1.25% to 1.40%        -5.14% to -4.94%
      Smith Barney Large Cap Value Division            1.39       1.25% to 1.40%        -9.45% to -9.33%
      Smith Barney International All Cap Growth        0.00       1.25% to 1.40%       -32.13% to -32.03%
      Division
      Smith Barney Money Market Division               3.49       1.25% to 1.40%         2.28% to 2.42%
The Galaxy VIP Fund:
      Asset Allocation Division                        2.29       1.40% to 1.80%        -9.13% to -8.72%
      Equity Division                                  0.00       1.40% to 1.80%       -19.72% to -19.28%
      Growth and Income Division                       0.15       1.40% to 1.80%        -5.67% to -5.28%
      High Quality Bond Division                       5.35       1.40% to 1.80%         5.88% to 5.89%
      Small Company Growth Division                    0.00       1.40% to 1.90%        -2.11% to -1.57%
Alliance Variable Products Series Fund, Inc.:
      Alliance Bernstein Value Division                0.00       0.95% to 2.40%               *
      Growth and Income Division                       0.00       0.95% to 1.90%               *
      Premier Growth Division                          0.00       0.95% to 2.40%               *
Aetna Variable Portfolios, Inc.:
      GET Fund - Series N Division                     2.25       0.95% to 1.90%               *
      GET Fund - Series P Division                     0.75       0.95% to 2.55%               *
      GET Fund - Series Q Division                     0.00       0.95% to 1.90%               *
      Value Opportunity Division                       0.00       0.95% to 1.90%               *
      Index Plus Large Cap Division                    2.73       0.95% to 1.90%               *
      Index Plus Mid Cap Division                      0.00       0.95% to 1.90%               *
      Index Plus Small Cap Division                    0.00       0.95% to 1.90%               *
AIM Variable Insurance Funds, Inc.:
      AIM V.I. Dent Demographic Trends
         Division                                      0.00       0.95% to 2.25%               *
      AIM V.I. Growth Division                         1.09       0.95% to 1.90%               *
Brinson Series Trust:
      Brinson Tactical Allocation Division             0.00       0.95% to 2.20%               *
Fidelity Variable Insurance Products
      Equity-Income Division                           0.00       0.95% to 2.20%               *
      Growth Division                                  0.00       0.95% to 1.90%               *
      Contrafund Division                              0.00       0.95% to 1.90%               *
INVESCO Variable Investment Funds, Inc.:
      Financial Services Division                      2.70       0.95% to 2.25%               *
      Health Sciences Division                         3.60       0.95% to 2.55%               *
      Utilities Division                               3.07       0.95% to 1.90%               *
Janus Aspen Series:
      Janus Aspen Worldwide Growth Division            0.33       0.95% to 2.40%               *
Portfolio Partners, Inc.:
      PPI MFS Capital Opportunities Division           0.00       0.95% to 1.90%               *
Pioneer Variable Contracts Trust:
      Pioneer Fund VCT Division                        0.91       0.95% to 1.90%               *
      Pioneer Small Company VCT Division               0.00       0.95% to 2.55%               *
      Pioneer Mid-Cap Value VCT Division               0.00       1.25% to 2.25%               *
The ProFunds VP:
      Bull Division                                    0.00       1.25% to 2.25%               *
      Small-Cap Division                               0.00       1.25% to 2.25%               *
      Europe 30 Division                               0.00       0.90% to 2.25%               *
Putnam Variable Trust:
      Growth and Income Division                       0.00        0.95% to 2.20%              *
      International Growth and Income Division         0.00        0.95% to 1.90%              *
      Voyager Division                                 0.00        0.95% to 2.40%              *

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented.


                                                                106

--------------------------------------------------------------------------------
         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and schedules are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2002

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                  (Dollars in thousands, except per share date)

                                                                        DECEMBER 31,  DECEMBER 31,
                                                                           2001          2000
                                                                        -------------------------
ASSETS
 Investments:
   Fixed maturities, available for sale, at fair value
     (cost: 2001 - $1,982,527; 2000 - $798,751) .....................   $ 1,994,913   $   792,578
   Equity securities, at fair value (cost: 2001 - $74; 2000 - $8,611)            55         6,791
   Mortgage loans on real estate ....................................       213,883        99,916
   Policy loans .....................................................        14,847        13,323
   Short-term investments ...........................................        10,021         5,300
                                                                        -------------------------
Total investments ...................................................     2,233,719       917,908

Cash and cash equivalents ...........................................       195,726       164,682

Reinsurance recoverable .............................................        27,151        19,331

Reinsurance recoverable from affiliates .............................        28,800        14,642

Due from affiliates .................................................            20        38,786

Accrued investment income ...........................................        22,771         9,606

Deferred policy acquisition costs ...................................       709,042       635,147

Value of purchased insurance in force ...............................        20,203        25,942

Current income taxes recoverable ....................................           400           511

Property and equipment, less allowances for depreciation
   of $10,624 in 2001 and $5,638 in 2000 ............................        10,468        14,404

Goodwill, less accumulated amortization of $17,600 in 2001
   and $13,376 in 2000 ..............................................       151,363       155,587

Other assets ........................................................        12,788        32,019

Separate account assets .............................................    10,958,191     9,831,489
                                                                        -------------------------
Total assets ........................................................   $14,370,642   $11,860,054
                                                                        =========================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS-(Continued)

                  (Dollars in thousands, except per share data)

                                                             DECEMBER 31,   DECEMBER 31,
                                                                 2001           2000
                                                             ---------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits:
     Annuity and interest sensitive life products ........   $  2,178,189   $  1,062,891
     Unearned revenue reserve ............................          6,241          6,817
   Other policy claims and benefits ......................            836             82
                                                             ---------------------------
                                                                2,185,266      1,069,790

Surplus notes ............................................        245,000        245,000
Revolving note payable ...................................          1,400             --
Due to affiliates ........................................         25,080         19,887
Deferred income tax liability ............................         12,612          7,377
Other liabilities ........................................        125,264         69,374
Separate account liabilities .............................     10,958,191      9,831,489
                                                             ---------------------------
                                                               13,552,813     11,242,917

Commitments and contingencies

Stockholder's equity:
   Preferred Stock, par value $5,000 per share, authorized
     50,000 shares .......................................             --             --
   Common stock, par value $10 per share, authorized,
     issued, and outstanding 250,000 shares ..............          2,500          2,500
   Additional paid-in capital ............................        780,436        583,640
   Accumulated other comprehensive gain (loss) ...........          3,804         (4,046)
   Retained earnings .....................................         31,089         35,043
                                                             ---------------------------
Total stockholder's equity ...............................        817,829        617,137
                                                             ---------------------------
Total liabilities and stockholder's equity ...............   $ 14,370,642   $ 11,860,054
                                                             ===========================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                              2001         2000         1999
                                                                 -----------------------------------
REVENUES:
   Annuity and interest sensitive life product charges .......   $ 163,805    $ 144,877    $  82,935
   Management fee revenue ....................................      25,079       22,982       11,133
   Net investment income .....................................      94,396       64,140       59,169
   Realized losses on  investments ...........................      (6,470)      (6,554)      (2,923)
                                                                 -----------------------------------
                                                                   276,810      225,445      150,314

Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
     Interest credited to account balances ...................     191,885      183,003      175,257
     Guaranteed benefits reserve change ......................      14,015       12,085           --
     Benefit claims incurred in excess of account balances ...       3,182        4,943        6,370
   Underwriting, acquisition, and insurance expenses:
     Commissions .............................................       2,686        4,836        6,847
     Commissions-- affiliates ................................     229,726      208,883      181,536
     General expenses ........................................     113,259       84,936       60,205
     Insurance taxes, state licenses, and fees ...............       6,610        4,528        3,976
     Policy acquisition costs deferred .......................    (128,249)    (168,444)    (346,396)
     Amortization:
      Deferred policy acquisition costs ......................      45,229       55,154       33,119
      Value of purchased insurance in force ..................       4,403        4,801        6,238
      Goodwill ...............................................       4,224        4,224        4,224
    Expenses and charges reimbursed under modified coinsurance
     agreements ..............................................      (1,085)      (7,030)      (9,247)
    Expenses and charges reimbursed under modified coinsurance
     agreements - affiliates .................................    (224,549)    (218,757)          --
                                                                 -----------------------------------
                                                                   261,336      173,162      122,129

Interest expense .............................................      19,252       19,867        8,894
                                                                 -----------------------------------
                                                                   280,588      193,029      131,023
                                                                 -----------------------------------
Income (loss) before income taxes ............................      (3,778)      32,416       19,291

Income taxes .................................................         176       13,236        8,077
                                                                 -----------------------------------

Net income (loss) ............................................   $  (3,954)   $  19,180    $  11,214
                                                                 ===================================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                             (Dollars in thousands)

                                                                           Accumulated
                                                              Additional      Other                     Total
                                                    Common      Paid-in   Comprehensive   Retained  Stockholder's
                                                     Stock      Capital   Income (Loss)   Earnings     Equity
                                                  -------------------------------------------------------------
Balance at December 31, 1998 ..................   $   2,500    $ 347,640    $    (895)   $   4,649    $ 353,894
   Comprehensive income:
     Net income ...............................          --           --           --       11,214       11,214
     Change in net unrealized
      investment losses .......................          --           --       (8,259)          --       (8,259)
                                                                                                      ---------
   Comprehensive income .......................                                                           2,955
   Contribution of capital ....................          --      121,000           --           --      121,000
                                                  -------------------------------------------------------------
Balance at December 31, 1999 ..................   $   2,500    $ 468,640    $  (9,154)   $  15,863    $ 477,849
   Comprehensive income:
     Net income ...............................          --           --           --       19,180       19,180
     Change in net unrealized
      investment gains ........................          --           --        5,108           --        5,108
                                                                                                      ---------
   Comprehensive income .......................                                                          24,288
   Contribution of capital ....................          --      115,000           --           --      115,000
                                                  -------------------------------------------------------------
Balance at December 31, 2000 ..................   $   2,500    $ 583,640    $  (4,046)   $  35,043    $ 617,137
   Comprehensive income:
     Net loss .................................          --           --           --       (3,954)      (3,954)
     Change in net unrealized
      investment gains ........................          --           --        7,850           --        7,850
                                                                                                      ---------
   Comprehensive income .......................                                                           3,896
   Contribution of capital ....................          --      196,796           --           --      196,796
                                                  -------------------------------------------------------------
Balance at December 31, 2001 ..................   $   2,500    $ 780,436    $   3,804    $  31,089    $ 817,829
                                                  =============================================================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                         2001           2000           1999
                                                           -----------------------------------------
OPERATING ACTIVITIES
Net income (loss) ......................................   $    (3,954)   $    19,180    $    11,214
Adjustments to reconcile net income to net cash
  provided by (used in) operations:
   Adjustments related to annuity and
     interest sensitive life products:
     Interest credited and other charges on
       interest sensitive products .....................       191,885        183,003        175,257
     Charges for mortality and administration ..........          (341)          (313)           524
     Change in unearned revenues .......................          (576)           517          2,460
   Increase in policy liabilities and accruals .........           754             74              8
   Increase in guaranteed benefits reserve .............        28,173         26,727             --
   Decrease (increase) in accrued investment income ....       (13,165)         1,592         (1,553)
   Policy acquisition costs deferred ...................      (128,249)      (168,444)      (346,396)
   Amortization of deferred policy acquisition costs ...        45,229         55,154         33,119
   Amortization of value of purchased
     insurance in force ................................         4,403          4,801          6,238
   Change in other assets, due to/from affiliates, other
     liabilities, and accrued income taxes .............       108,578        (78,482)        24,845
   Provision for depreciation and amortization .........         1,341          9,062          9,296
   Provision for deferred income taxes .................          (606)        13,282          8,077
   Realized losses on investments ......................         6,470          6,554          2,923
                                                           -----------------------------------------
Net cash provided by (used in) operating activities ....       239,942         72,707        (73,988)
                                                           -----------------------------------------

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ...............       880,688        205,136        220,547
   Mortgage loans on real estate .......................       135,996         12,701          6,572
   Equity securities ...................................         6,956          6,128             --
   Policy loans - net ..................................            --            834             --
   Short-term investments - net ........................            --             --            980
                                                           -----------------------------------------
                                                             1,023,640        224,799        228,099
Acquisition of investments:
   Fixed maturities - available for sale ...............    (2,070,849)      (154,028)      (344,587)
   Equity securities ...................................           (40)            --             --
   Mortgage loans on real estate .......................      (250,314)       (12,887)        (9,659)
   Policy loans - net ..................................        (1,524)            --         (2,385)
   Short-term investments - net ........................        (4,721)        (5,300)            --
                                                           -----------------------------------------
                                                            (2,327,448)      (172,215)      (356,631)
Issuance of reciprocal loan agreement receivables ......            --        (16,900)            --
Receipt of repayment of reciprocal loan agreement
  receivables ..........................................            --         16,900             --
Net sale (purchase) of property and equipment ..........         1,248         (3,285)        (8,968)
                                                           -----------------------------------------
Net cash provided by (used in) investing activities ....    (1,302,560)        49,299       (137,500)

See accompanying notes.


                                       6

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                         2001           2000           1999
                                                           -----------------------------------------
FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement
   borrowings with affiliates ..........................   $    69,300    $   178,900    $   396,350
Repayment of reciprocal loan agreement
   borrowings with affiliates ..........................       (69,300)      (178,900)      (396,350)
Proceeds from revolving note payable ...................         3,078         67,200        220,295
Repayment of revolving note payable ....................        (1,678)       (68,600)      (218,895)
Proceeds from surplus note with affiliates .............            --             --        160,000
Receipts from annuity and interest
   sensitive life policies credited to
   account balances ....................................     1,933,148        801,793        773,685
Return of account balances on annuity
   and interest sensitive life policies ................      (134,787)      (141,440)      (146,607)
Net reallocations to separate accounts .................      (902,895)      (825,848)      (650,270)
Contributions of capital by EIC ........................       196,796        115,000        121,000
                                                           -----------------------------------------
Net cash provided by (used in) financing activities ....     1,093,662        (51,895)       259,208
                                                           -----------------------------------------

Increase in cash and cash equivalents ..................        31,044         70,111         47,720
Cash and cash equivalents at
   beginning of period .................................       164,682         94,571         46,851
                                                           -----------------------------------------
Cash and cash equivalents at
   end of period .......................................   $   195,726    $   164,682    $    94,571
                                                           =========================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW
   INFORMATION
Cash paid during the period for:
   Interest ............................................   $    14,955    $    22,444    $     6,392
   Income taxes ........................................            --            957             --

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                December 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES
------------------------------------

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. (EIC). First Golden is licensed to sell insurance products in New York and Delaware. The Companies' variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary, Golden American to another wholly owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware.

On October 24, 1997 ("the merger date"), PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("the merger") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc., a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2001 and 2000, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans on Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

Accounting for Derivative Instruments and Hedging Activities: The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value.

The change in a derivative's fair value is generally to be recognized in current period earnings, unless the derivative is specifically designated as a hedge of an exposure. If certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value hedge or a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives' fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

The Companies occasionally purchase a financial instrument that contains a derivative that is "embedded" in the instrument. The Companies' insurance products are also reviewed to determine whether they contain an embedded derivative. The Companies assess whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. In cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings, or the Companies are unable to reliably identify and measure the embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business have been deferred. Other expenses related to the production of new business that were deferred totaled $28.3 million during 2001, $16.3 million during 2000, and $29.6 million during 1999. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. For additional information, refer to the Pending Accounting Standards disclosure in Note 1.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 12.00% during 2001, 3.00% to 14.00% during 2000 and 3.00% to 11.00% during 1999. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. Under Delaware insurance law, the portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable and fixed insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

NEW ACCOUNTING STANDARDS
Derivatives: As of January 1, 2001, the Companies adopted FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting.

Adoption of FAS No. 133 did not have a material effect on the Companies' financial position or results of operations given the Companies' limited derivative and embedded derivative holdings.

The Companies chose to elect a transition date of January 1, 1999 for embedded derivatives. Therefore, only those derivatives embedded in hybrid instruments issued, acquired or substantively modified by the entity on or after January 1, 1999 are recognized as separate assets or liabilities. The cumulative effect of the accounting change upon adoption was not material.

Recognition of Interest Income and Impairment on Purchased and Beneficial Interests in Securitized Financial Assets: Effective April 2001, the Companies adopted Emerging Issues Task Force Issue "EITF" 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. EITF 99-20 states that interest income earned on retained or purchased beneficial interests in securitized financial assets should be recognized over the life of the investment based on an anticipated yield determined by periodically estimating cash flows. Interest income should be revised prospectively for changes in cash flows. Additionally, impairment should be recognized if the fair value of the beneficial interest has declined below its carrying amount and the decline is other than temporary. The impact of adoption was not significant to the Companies financial position or results of operations.

Pending Accounting Standards: Goodwill: In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the Statements. Other intangible assets will continue to be amortized over their useful lives. The Companies are required to adopt the new rules effective January 1, 2002. The Companies are evaluating the impact of the adoption of these standards and have not yet determined the effect of adoption on their financial position and results of operations.

RECLASSIFICATIONS
Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING
---------------------------------

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $156.4 million in 2001, $71.1 million in 2000, and $85.6 million in 1999. Total statutory capital and surplus was $451.6 million and $406.9 million at December 31, 2001 and 2000, respectively.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual was effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual resulted in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. The impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 was not significant.

3.   INVESTMENT OPERATIONS
--------------------------

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities ......................   $ 83,654    $ 55,302    $ 50,352
     Equity securities .....................         --         248         515
     Mortgage loans on real estate .........     11,205       7,832       7,074
     Policy loans ..........................        793         516         485
     Short-term investments and cash and
        cash equivalents ...................      2,605       2,253       2,583
     Other, net ............................        598         543         388
                                               --------------------------------
     Gross investment income ...............     98,855      66,694      61,397
     Less investment expenses ..............     (4,459)     (2,554)     (2,228)
                                               --------------------------------
     Net investment income .................   $ 94,396    $ 64,140    $ 59,169
                                               ================================


Realized losses on investments follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities, available for sale ..   $ (4,848)   $ (6,289)   $ (2,910)
     Equity securities .....................     (1,622)       (213)         --
     Mortgage loans on real estate .........         --         (52)        (13)
                                               --------------------------------
     Realized losses on investments ........   $ (6,470)   $ (6,554)   $ (2,923)
                                               ================================


The change in unrealized appreciation (depreciation) of securities at fair value follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities, available for sale ..   $ 18,559    $ 16,558    $(24,944)
     Equity securities .....................      1,801      (4,198)      5,301
                                               --------------------------------
     Change in unrealized appreciation
        (depreciation) of securities .......   $ 20,360    $ 12,360    $(19,643)
                                               ================================

At December 31, 2001 and December 31, 2000, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                      Gross       Gross       Estimated
                                       Amortized   Unrealized   Unrealized      Fair
December 31, 2001                         Cost        Gains       Losses        Value
                                      --------------------------------------------------
                                                    (Dollars in thousands)
   U.S. government and governmental
    agencies and authorities ......   $  132,081   $      479   $   (3,435)   $  129,125
   Public utilities ...............       39,775          345       (1,374)       38,746
   Foreign government .............      143,574        3,326         (213)      146,687
   Corporate securities ...........    1,111,798       15,027      (10,037)    1,116,788
   Other asset-backed securities ..      388,250        7,233       (1,647)      393,836
   Mortgage-backed securities .....      167,049        3,554         (872)      169,731
                                      --------------------------------------------------
   Total ..........................   $1,982,527   $   29,964   $  (17,578)   $1,994,913
                                      ==================================================

                                                      Gross       Gross       Estimated
                                       Amortized   Unrealized   Unrealized      Fair
December 31, 2000                         Cost        Gains       Losses        Value
                                      -------------------------------------------------
                                                    (Dollars in thousands)

   U.S. government and governmental
    agencies and authorities ......   $   18,607   $      580   $      (16)   $  19,171
   Public utilities ...............       54,132          294       (1,600)      52,826
   Corporate securities ...........      355,890        1,318       (8,006)     349,202
   Other asset-backed securities ..      223,787        2,166       (1,831)     224,122
   Mortgage-backed securities .....      146,335        1,465         (543)     147,257
                                      -------------------------------------------------
   Total ..........................   $  798,751   $    5,823   $  (11,996)   $ 792,578
                                      =================================================

Short-term investments and cash and cash equivalents have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 2001, net unrealized investment gain on fixed maturities designated as available for sale totaled $12,386,000. Appreciation of $3,816,000 was included in stockholder's equity at December 31, 2001 (net of adjustments of $535,000 to VPIF, $5,979,000 to DPAC, and $2,056,000 to deferred income taxes). At December 31, 2000, net unrealized investment loss on fixed maturities designated as available for sale totaled $6,173,000. Depreciation of $1,447,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $801,000 to VPIF, $3,146,000 to DPAC, and $779,000 to deferred income taxes).

At December 31, 2001, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $19,000. At December 31, 2000, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $1,820,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2001 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Amortized    Estimated
   December 31, 2001                                       Cost      Fair Value
                                                        -----------------------
                                                         (Dollars in thousands)

   Due within one year ..............................   $   78,928   $   79,718
   Due after one year through five years ............      369,061      377,078
   Due after five years through ten years ...........      731,087      729,731
   Due after ten years ..............................      248,152      244,819
                                                        -----------------------
                                                         1,427,228    1,431,346
   Other asset-backed securities ....................      388,250      393,836
   Mortgage-backed securities .......................      167,049      169,731
                                                        -----------------------
   Total ............................................   $1,982,527   $1,994,913
                                                        =======================

An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                             Gross     Gross      Proceeds
                                                Amortized   Realized  Realized      from
                                                  Cost       Gains     Losses       Sale
                                                ------------------------------------------
                                                           (Dollars in thousands)
   For the year ended December 31, 2001:
   Scheduled principal repayments, calls, and
     tenders ................................   $168,703   $     --   $     --    $168,703
   Sales ....................................    712,443      6,569     (7,027)    711,985
                                                ------------------------------------------
   Total ....................................   $881,146   $  6,569   $ (7,027)   $880,688
                                                ==========================================

   For the year ended December 31, 2000:
   Scheduled principal repayments, calls, and
     tenders ................................   $ 91,158   $    122   $     (1)   $ 91,279
   Sales ....................................    120,125        285     (6,553)    113,857
                                                ------------------------------------------
   Total ....................................   $211,283   $    407   $ (6,554)   $205,136
                                                ==========================================

   For the year ended December 31, 1999:
   Scheduled principal repayments, calls, and
     tenders ................................   $141,346   $    216   $   (174)   $141,388
   Sales ....................................     80,472        141     (1,454)     79,159
                                                ------------------------------------------
   Total ....................................   $221,818   $    357   $ (1,628)   $220,547
                                                ==========================================

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. These impairment losses are included in the realized gains and losses on investments in the consolidated statement of operations.

During 2001, Golden American determined that the carrying value of eleven bonds exceeded their estimated net realizable value. As a result, as of December 31, 2001, Golden American recognized a total pre-tax loss of $4.4 million to reduce the carrying value of the bonds to their combined net realizable value of $5.5 million.

During the second quarter of 2000, Golden American determined that the carrying value of an impaired bond exceeded its estimated net realizable value. As a result, on June 30, 2000, Golden American recognized a total pre-tax loss of approximately $142,000 to reduce the carrying value of the bond to its net realizable value of $315,000 at December 31, 2000.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During the years 2000 and 2001, these bonds had no further reduction in carrying value.

Investments on Deposit: At December 31, 2001, bonds with a par value of $6,870,000, unchanged from December 31, 2000, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies require diversification by asset type and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as applicable regulatory requirements. The following percentages relate to holdings at December 31, 2001 and December 31, 2000. Fixed maturities includes investments in industrials (37% in 2001, 29% in 2000), governmental securities (18% in 2001, 3% in 2000), mortgage-backed securities (16% in 2001, 26% in 2000), other asset-backed securities (12% in 2001, 20% in 2000), and financial companies (10% in 2001, 14% in 2000). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as Ohio (20% in 2001 and 4% in 2000) and California (18% in 2001 and 15% in 2000). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2001 and 2000. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in multi-family apartments (36% in 2001 and 10% in 2000), industrial buildings (19% in 2001, 35% in 2000), retail facilities (20% in 2001, 18% in 2000), and office buildings (21% in 2001, 29% in 2000). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2001.

4.   DERIVATIVE INSTRUMENTS
---------------------------

The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value. At December 31, 2001, the Companies did not utilize any such derivatives.

The estimated fair values and carrying amounts of the Companies' embedded derivatives at December 31, 2001 were $0, net of reinsurance. The estimated fair values and carrying amounts of the embedded derivatives on a direct basis, before reinsurance, were $3.1 million.

The fair value of these instruments was estimated based on quoted market prices, dealer quotations or internal estimates.

5.   COMPREHENSIVE INCOME
-------------------------

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income excludes net investment losses included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $3,213,000, $1,751,000, and $1,468,000 in the years ended December 31, 2001, 2000, and 1999, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $3,257,000, $4,751,000, and $1,441,000 in the years ended December 31, 2001, 2000, and 1999, respectively.

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS
-----------------------------------------

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

DECEMBER 31                                             2001                        2000
                                              ----------------------------------------------------
                                                             Estimated                   Estimated
                                                Carrying       Fair         Carrying       Fair
                                                 Value         Value         Value        Value
                                              ----------------------------------------------------
                                                              (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale ...   $ 1,994,913   $ 1,994,913   $   792,578   $  792,578
   Equity securities ......................            55            55         6,791        6,791
   Mortgage loans on real estate ..........       213,883       219,158        99,916      100,502
   Policy loans ...........................        14,847        14,847        13,323       13,323
   Short-term investments .................        10,021        10,021       106,775      106,775
   Cash and cash equivalents ..............       195,726       195,726        63,207       63,207
   Separate account assets ................    10,958,191    10,958,191     9,831,489    9,831,489

LIABILITIES
   Annuity products .......................     2,162,381     1,983,833     1,047,932      962,810
   Surplus notes ..........................       245,000       358,064       245,000      204,455
   Revolving note payable .................         1,400         1,400            --           --
   Separate account liabilities ...........    10,958,191    10,958,191     9,831,489    9,831,489

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

7.   VALUE OF PURCHASED INSURANCE IN FORCE
------------------------------------------

As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.37% during 2001 (7.32% during 2000, and 7.33% during 1999).

A reconciliation of the change in the VPIF asset follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Beginning balance .....................   $ 25,942    $ 31,727    $ 35,977
       Accretion of interest ...............      1,617       2,016       2,372
       Amortization of asset ...............     (6,020)     (6,817)     (8,610)
       Adjustment for unrealized
         gains (losses) ....................     (1,336)       (984)      1,988
                                               --------------------------------
     Ending balance ........................   $ 20,203    $ 25,942    $ 31,727
                                               ================================

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2001, is $3.1 million in 2002, $2.8 million in 2003, $2.4 million in 2004, $1.9 million in 2005, and $1.4 million in 2006. Actual amortization may vary based upon changes in assumptions and experience.

8.   INCOME TAXES
-----------------

Golden American files a consolidated federal income tax return with First Golden. Golden American has a tax allocation agreement with First Golden whereby Golden American charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses used in consolidation.

At December 31, 2001, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $345,859,000. Approximately $5,094,000, $3,354,000, $50,449,000, $94,078,000 $91,107,000 and
$101,777,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2013, 2014, 2015 and 2016, respectively.

Income Tax Expense (Benefit)
Income tax expense (benefit) included in the consolidated financial statements follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Current ...............................   $    782    $    (46)   $     --
     Deferred ..............................       (606)     13,282       8,077
                                               --------------------------------
                                               $    176    $ 13,236    $  8,077
                                               ================================

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Income before income taxes ............   $ (3,778)   $ 32,416    $ 19,291
                                               ================================

     Income tax at federal statutory rate .. $ (1,322) $ 11,346 $ 6,752 Tax effect of:
       Goodwill amortization ...............      1,033       1,033       1,033
       Meals and entertainment .............        480         292         199
       Other items .........................        (15)        565          93
                                               --------------------------------
     Income tax expense ....................   $    176    $ 13,236    $  8,077
                                               ================================

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 2001 and 2000 follows:

   DECEMBER 31                                              2001          2000
   ----------------------------------------------------------------------------
                                                         (Dollars in thousands)
   Deferred tax assets:
      Net unrealized depreciation of securities
        at fair value ................................   $       7    $     637
      Net unrealized depreciation of available
        for sale fixed maturities ....................          --          779
      Future policy benefits .........................     176,331      163,691
      Net operating loss carryforwards ...............     121,711       66,380
                                                         ----------------------
                                                           298,049      231,487

   Deferred tax liabilities:
      Tax deductible goodwill ........................      (3,547)      (2,696)
      Net unrealized appreciation of available
         for sale fixed maturities ...................      (2,056)          --
      Fixed maturity securities ......................     (17,812)     (17,774)
      Deferred policy acquisition costs ..............    (222,781)    (184,743)
      Value of purchased insurance in force ..........      (6,894)      (8,512)
      Other ..........................................     (57,571)     (23,723)
                                                         ----------------------
                                                          (310,661)    (237,448)
                                                         ----------------------
   Valuation allowance ...............................          --       (1,416)
                                                         ----------------------
   Net deferred income tax liability .................   $ (12,612)   $  (7,377)
                                                         ======================

At December 31, 2001, the Companies reported, for financial statement purposes, net unrealized gains on certain investments that generated deferred tax liabilities which have been recognized for tax purposes. At December 31, 2000, the Companies reported, for financial statement purposes, unrealized losses on certain investments, which have not been recognized for tax purposes. Since it was uncertain as to whether these capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance was established for the tax effect of the financial statement losses.

The Companies establish reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION
-----------------------------------------------------

DEFINED BENEFIT PLANS
In 2001, 2000 and 1999, the Companies were allocated their share of the pension liability associated with their employees. During these years, the Companies' employees were covered by the employee retirement plan of Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into one plan which will be recognized in ING North America's financial statements. The Companies also transferred their pension liabilities to the Parent at that date. In exchange for these liabilities, the Companies received a capital contribution, net of taxes, from the Parent.

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 2001:

                                                           2001         2000
                                                         ----------------------
                                                         (Dollars in thousands)
     Change in benefit obligation:
       Benefit obligation at January 1 ...............   $  7,906      $  4,221
       Service cost ..................................      1,998         1,569
       Interest cost .................................        768           554
       Actuarial (gain) loss .........................     (2,710)        1,562
       Plan Amendments ...............................       (171)           --
       Transfer of benefit obligation to the Parent ..     (7,791)           --
                                                         ----------------------
       Benefit obligation at December 31 .............   $     --      $  7,906
                                                         ======================
     Funded status:
       Funded status at December 31 prior to the
         transfer of the benefit obligation to
         the Parent ..................................   $ (7,791)     $ (7,906)
       Unrecognized past service cost ................     (1,117)          141
       Unrecognized net loss .........................         (8)        1,627
       Transfer of the funded status to the Parent ...      8,916            --
                                                         ----------------------
       Net amount recognized .........................   $     --      $ (6,138)
                                                         ======================

Prior to the merger of the qualified benefit plans of ING's US subsidiaries at December 31, 2001, the Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

     DECEMBER 31                                           2001         2000
                                                       -------------------------

     Discount rate ...............................         7.50%        7.75%
     Expected return on plan assets ..............         9.25         9.25
     Rate of compensation increase ...............         4.50         5.00


The following table provides the net periodic benefit cost for the fiscal years 2001, 2000, and 1999:

     YEAR ENDED DECEMBER 31,                        2001       2000       1999
                                                  -----------------------------
                                                      (Dollars in thousands)

     Service cost ...........................     $ 1,998    $ 1,569    $ 1,500
     Interest cost ..........................         768        554        323
     Unrecognized past service cost .........          11         --         --
                                                  -----------------------------
     Net periodic benefit cost ..............     $ 2,777    $ 2,123    $ 1,823
                                                  =============================

There were no gains or losses resulting from curtailments or settlements during 2001, 2000, or 1999.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001 and $7,906,000, $4,701,000, and $0, respectively, as of December 31, 2000.

10.  RELATED PARTY TRANSACTIONS
-------------------------------

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2001, 2000, and 1999, the Companies paid commissions to DSI totaling $229,726,000, $208,883,000, and $181,536,000, respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2001, 2000, and 1999, the fee was $23,138,000, $21,296,000, and $10,136,000,
respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2001, 2000, and 1999, the Companies incurred fees of $4,392,000, $2,521,000, and $2,227,000, respectively, under this agreement.

Golden American has a guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2001 and 2000, Golden American incurred a fee of $12,000 and $7,000, respectively, under this agreement. No annual fee was paid in 1999.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $8,192,000, $6,193,000, and $6,107,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $309,000, $1,270,000, and $1,251,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

During 2001, the State of Delaware Insurance Department approved expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services. Under these agreements with ING AIH, Golden American incurred expenses of $23,153,000 for the year ended December 31, 2001.

First Golden provided resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $139,000, $223,000, and $387,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $478,000, $455,000, and $244,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $383,000, $593,000 and $460,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $326,000, $261,000 and $216,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $132,000, $115,000 and $103,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

In 2001, 2000, and 1999, the Companies received 14.0%, 11.3%, and 10.0% of total premiums, net of reinsurance, for variable products sold through eight affiliates as noted in the following table:

     YEAR ENDED DECEMBER 31,                      2001        2000       1999
                                                -------------------------------
                                                    (Dollars in thousands)

     LSSI....................................   $ 124.4     $ 127.0     $ 168.5
     Vestax Securities Corporation...........      35.3        47.2        88.1
     DSI.....................................       1.1         1.4         2.5
     Multi-Financial Securities Corporation..
                                                   26.2        38.6        44.1
     IFG Network Securities, Inc.............      12.8        23.1        25.8
     Washington Square ......................      99.2        44.6          --
     Primevest...............................      46.0         6.2          --
     Compulife...............................       6.6         2.7          --
                                                -------------------------------
     Total...................................   $ 351.6     $ 290.8     $ 329.0
                                                ===============================

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $224.5 million and $218.8 million for the years ended December 31, 2001 and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2001 and 2000, Golden American also had a payable to Equitable Life of $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. Golden American also obtained an irrevocable letter of credit through Bank of New York in the amount of $25 million related to this agreement. Effective December 24, 2001, the letter of credit amount was revised to $70 million. Under this agreement, Golden American recorded a reinsurance recoverable of $28.8 million and $14.6 million at December 31, 2001 and 2000, respectively.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $26,000, $481,000, and $815,000 for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001, 2000, and 1999, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,089,000 and $4,112,000 for the years ended December 31, 2001 and 2000, respectively. Golden American incurred no interest expense during the year ended December 31, 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $2,792,000, $2,961,000, and $0 for the years ended December 31, 2001, 2000, and
1999, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $5,813,000, $5,813,000, and $1,469,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

On December 30, 1999, ING AIH assigned the note to Equitable Life. On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 2001, unchanged from 2000 and 1999.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 2001, unchanged from 2000 and 1999. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

As at December 31, 2000, Golden American also had a receivable of $35,000,000 from capital contributions made by EIC.

Stockholder's Equity: During 2001, 2000, and 1999, Golden American received capital contributions from EIC of $196,796,000, $80,000,000, and $121,000,000, respectively.

11.  COMMITMENTS AND CONTINGENCIES
----------------------------------

Reinsurance: At December 31, 2001, the Companies had reinsurance treaties with five unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $94,783,000, and $105,334,000 at December 31, 2001 and 2000, respectively. At
December 31, 2001 and 2000, the Companies had net receivables of $55,951,000 and $33,973,000, respectively, for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2001 and 2000, respectively, these net receivables were comprised of $7,820,000 and $1,820,000, respectively, for claims recoverable from reinsurers, $3,376,000 and $4,007,000, respectively, for a payable for reinsurance premiums, $28,800,000 and $14,642,000, respectively, for reserve credits, and $22,707,000 and $21,518,000, respectively, for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $30,329,000, $21,655,000, and $9,883,000 and net policy benefits recoveries of $21,750,000, $8,927,000, and $3,059,000 for the years ended December 31, 2001,
2000, and 1999, respectively.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. At December 31, 2001 and 2000, Golden American had received a total settlement of $224.5 million and $218.8 million, respectively, under this agreement. The carrying value of the separate account liabilities covered under this agreement represent 31.9% and 17.6% of total separate account liabilities outstanding at December 31, 2001 and 2000, respectively. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying statement of operations, statement of changes in stockholder's equity and statement of cash flows are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and guaranteed living benefits of variable annuities issued on or after January 1, 2000. Golden American also obtained an irrevocable letter of credit was obtained through Bank of New York in the amount of $25 million related to this agreement. Effective December 24, 2001, the letter of credit amount was revised to $70 million. Under this agreement, Golden American had reserve credits of $28,800,000 and $14,642,000 at December 31, 2001 and 2000, respectively.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which decreased income by $458,000 for the year ended December 31, 2001 and increased income by $736,000, and $1,729,000 for the years ended December 31, 2000 and 1999, respectively.

Investment Commitments: At December 31, 2001, outstanding commitments to fund mortgage loans totaled $3,182,000 and outstanding commitments to fund fixed maturities totaled $22,000,000. There were no outstanding commitments to fund mortgage loans and fixed maturities at December 31, 2000.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $4,000, $3,000, and $3,000 for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001, the Companies have an undiscounted reserve of $2,430,000, unchanged from December 31, 2000, to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $712,000, and $733,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. Two broker/dealers, having at least ten percent of total net premiums, generated 21% of the Companies' variable annuity sales during 2001 (11% by one broker dealer during 2000 and 28% by two broker/dealers during 1999). Two broker dealers, having at least ten percent of total gross premiums, generated 22% of the Companies' sales during 2001 (21% and 30% by two broker/dealers during 2000 and 1999, respectively). The Premium Plus product generated 43% of the Companies' sales during 2001 (71% during 2000 and 79% during 1999). The ES II product generated 14% of the Companies' sales during 2001 (12% during 2000 and 9% during 1999). The Guarantee product, introduced in the fourth quarter of 2000, generated 22% of the Companies' sales during 2001 (4% during 2000).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2020. During the years ended December 31, 2001, 2000, and 1999, rent expense totaled $4,298,000, $2,874,000, and $2,273,000, respectively. At December 31,
2001, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2002 - $3,608,000; 2003 - $2,912,000;
2004 - $2,455,000; 2005 - $2,455,000; 2006 - $2,420,000, and 2007 and thereafter
- $32,451,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable with SunTrust Bank, Atlanta (the "Bank"). These revolving notes payable were amended and restated in April 2001 with an expiration date of May 31, 2002. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 2001, 2000, and 1999, the Companies incurred interest expense of $119,000, $87,000, and $198,000, respectively.

At December 31, 2001, the Companies had a $1,400,000 note payable to the Bank under this agreement. At December 31, 2000, there were no amounts outstanding under this agreement.

12.  CHANGE OF OWNERSHIP OF GOLDEN AMERICAN
-------------------------------------------

On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary, Golden American to another wholly owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware.

13.  MERGER OF FIRST GOLDEN WITH RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------------------------------------------------

A filing was made on October 31, 2001 in accordance with Item 5 of Form 8-K:
Other Events and Regulation FD Disclosure. The purpose of the filing was to report that on September 25, 2001, the Board of Directors of First Golden approved a plan of merger to merge First Golden into ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate. The merger is currently anticipated to be effective on April 1, 2002, or shortly thereafter, subject to the approval of the Insurance Departments of the States of New York and Delaware.

14.  QUARTERLY DATA (UNAUDITED)
-------------------------------

QUARTER ENDED 2001                     FIRST     SECOND      THIRD      FOURTH
                                     ------------------------------------------
                                               (Dollars in thousands)

Total revenue ...................    $ 72,139   $ 65,435   $ 70,108    $ 69,128
                                     ------------------------------------------
Income (loss) before income taxes      14,267      5,575    (14,329)     (9,291)
Income taxes ....................       5,334      2,373     (5,638)     (1,893)
                                     ------------------------------------------
Net income (loss) ...............    $  8,933   $  3,202   $ (8,691)   $ (7,398)
                                     ==========================================


QUARTER ENDED 2000                     FIRST     SECOND      THIRD      FOURTH
                                     ------------------------------------------
                                               (Dollars in thousands)

Total revenue ...................    $ 55,056   $ 53,672   $ 57,194    $ 59,523
                                     ------------------------------------------
Income before income taxes ......       3,511     10,168     14,207       4,530
Income taxes ....................       1,621      3,981      4,200       3,434
                                     ------------------------------------------
Net income ......................    $  1,890   $  6,187   $ 10,007    $  1,096
                                     ==========================================

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2001                                                                    COST(1)          VALUE         AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....           $132,081        $129,125        $129,125
      Public utilities......................................................             39,775          38,746          38,746
      Foreign government....................................................            143,574         146,687         146,687
      Corporate securities..................................................          1,111,798       1,116,788       1,116,788
      Other asset-backed securities.........................................            388,250         393,836         393,836
      Mortgage-backed securities............................................            167,049         169,731         169,731
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................          1,982,527       1,994,913       1,994,913

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 74              55              55

   Mortgage loans on real estate............................................            213,883                         213,883
   Policy loans.............................................................             14,847                          14,847
   Short-term investments...................................................             10,021                          10,021
                                                                                  ---------------                 --------------
   Total investments........................................................         $2,221,352                      $2,233,719
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.





                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (DOLLARS IN THOUSANDS)


COLUMN A         COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G  COLUMN H      COLUMN I    COLUMN J  COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                            AMORTIZA-
                               BENEFITS,                 OTHER                          BENEFITS     TION OF
                                 LOSSES,                POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                 CLAIMS   INSURANCE                LOSSES      POLICY
                   POLICY           AND    UNEARNED        AND    PREMIUMS        NET        AND       ACQUI-      OTHER
              ACQUISITION          LOSS     REVENUE   BENEFITS         AND INVESTMENT SETTLEMENT       SITION   OPERATING  PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE    PAYABLE     CHARGES     INCOME   EXPENSES        COSTS   EXPENSES*   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance   $709,042    $2,178,189      $6,241       $836    $163,805    $94,396   $209,082      $45,229   $232,659         --

YEAR ENDED DECEMBER 31, 2000:

Life insurance   $635,147    $1,062,891      $6,817        $82    $144,877    $64,140   $200,031      $55,154   $143,764         --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   $528,957    $1,033,701      $6,300         $8     $82,935    $59,169   $182,221      $33,119   $(83,370)        --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


Column A                                             COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO          ASSUMED                       OF AMOUNT
                                                        GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                       AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................     $169,252,000     $94,783,000              --      $74,469,000              --
                                                ================================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

AT DECEMBER 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================




EXHIBITS
(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (3)

    (2)  Not Applicable

    (3)  (a)  Distribution Agreement between the Depositor and
              Directed Services, Inc. (3)
         (b)  Dealers Agreement (3)
         (c)  Organizational Agreement (3)
         (d)  Assignment Agreement for Organizational Agreement (3)

    (4) (a) Individual Deferred Combination Variable and Fixed Annuity Contract (3)
         (b)  Group Deferred Combination Variable and Fixed
              Annuity Contract (3)
         (c)  Individual Deferred Variable Annuity Contract (3)
         (d)  External Exchange Program Endorsement (1)
         (e)  DVA Update Program Schedule Page (1)
         (f)  Individual Retirement Annuity Rider Page (1)
         (g)  ROTH Individual Retirement Annuity Rider (3)
         (h)  Minimum Guaranteed Accumulation Benefit Rider (REV) (9)
         (i)  Minimum Guaranteed Income Benefit Rider (REV) (9)
         (j)  Minimum Guaranteed Withdrawal Benefit Rider (REV) (9)
         (k)  Living Benefit Rider Endorsement (Inforce Riders) (9)
         (l)  Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) (9)
         (m)  Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) (9)
         (n)  Death Benefit Endorsement No.3 (REV)(Standard) (9)
         (o)  Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced) (9)
         (p)  Death Benefit Endorsement No.5 (Base Death Benefit) (9)
         (q)  Death Benefit Endorsement No.6 (Inforce Contracts) (9)
         (r)  Earnings Enhancement Death Benefit Rider (9)

    (5)  (a)  Individual Deferred Combination Variable and Fixed Annuity
               Application (4)
         (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form (4)
         (c)  Individual Deferred Variable Annuity Application (4)

    (6)  (a)  Certificate of Amendment of the Restated Articles of
               Incorporation of Golden American, dated (03/01/95) (3)
         (b)  By-Laws of Golden American, dated (01/07/94) (3)

    (7)  Not applicable

    (8)  (a)  Participation Agreement between Golden American
               and PIMCO Variable Insurance Trust (3)
         (b) Administrative Services Agreement between Golden American and Equitable of Iowa companies (2)
         (c) Service Agreement between Golden American and Directed Services, Inc. (2)
         (d) Participation Agreement between Golden American and Prudential Series Fund, Inc. (6)
         (e)  Participation Agreement between Golden American and
               ING Variable Insurance Trust  (6)
         (f) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (8)
         (g) Form of Participation Agreement between Golden American and ProFunds (9)
         (h) Participation Agreement between Golden American and ING Variable Products Trust (11)
         (i) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (11)
         (j) Participation Agreement between Golden American and Fidelity Distributors Corporation (11)
         (k) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (11)
         (l) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (11)

     (9)      Opinion and Consent of Kimberly J. Smith

    (10) (a)  Consent of Ernst & Young LLP, Independent Auditors
         (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

    (11)      Not applicable

    (12)      Not applicable

    (13)      Schedule of Performance Data (9)

    (14)      Not applicable

    (15)      Powers of Attorney (11)

    (16)      Subsidiaries of ING Groep N.V. (11)

(1) Incorporated herein by reference to pre-effective amendment No. 1 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on September 7, 1995 (File Nos. 33-59261, 811-5626).

(2) Incorporated herein by reference to post-effective amendment No. 9 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 33-59261, 811-5626).

(3) Incorporated herein by reference to post-effective amendment No. 12 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 33-59261, 811-5626).

(4) Incorporated herein by reference to post-effective amendment No. 13 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on December 2, 1999 (File Nos. 33-59261, 811-5626).

(5) Incorporated herein by reference to post-effective amendment No. 14 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on January 27, 2000 (File Nos. 33-59261, 811-5626).

(6) Incorporated herein by reference to post-effective amendment No. 15 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 33-59261, 811-5626).

(7) Incorporated herein by reference to post-effective amendment No. 16 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 33-59261, 811-5626).

(8) Incorporated herein by reference to post-effective amendment No. 19 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 33-59261, 811-5626).

(9) Incorporated herein by reference to post-effective amendment No. 20 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 33-59261, 811-5626).

(10) Incorporated herein by reference to post-effective amendment No. 22 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on or about October 26, 2001 (File Nos. 33-59261, 811-5626).

(11) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Chris D. Schreier       ReliaStar Financial Corp.     President
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Thomas J. McInerney     ING Aetna Financial Services  Director
                        151 Farmington Avenue
                        Hartford, CT  06156

Mark A. Tullis          ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

P. Randall Lowery       ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Wayne R. Huneke         ING Insurance Operations      Director and Chief
                        5780 Powers Ferry Road        Financial Officer
                        Atlanta, GA  30327-4390

Kimberly J. Smith       Golden American Life Ins. Co. Executive Vice President,
                        1475 Dunwoody Drive           General Counsel and
                        West Chester, PA  19380       Assistant Secretary

James R. McInnis        Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Marketing
                        West Chester, PA  19380       Officer

Stephen J. Preston      Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Actuary
                        West Chester, PA  19380

Steven G. Mandel        Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Information Officer
                        West Chester, PA  19380

Antonio M. Muniz        Golden American Life Ins. Co. Senior Vice President,
                        1475 Dunwoody Drive           Actuary
                        West Chester, PA  19380

David L. Jacobson       Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Assistant Secretary
                        West Chester, PA  19380

William L. Lowe         Equitable of Iowa Companies   Senior Vice President,
                        909 Locust Street             Sales & Marketing
                        Des Moines, IA  50309

Robert W. Crispin       ING Investment Management Inc. Senior Vice President
                        5780 Powers Ferry Road         Investment
                        Atlanta, GA  30327-4390

Boyd G. Combs           ING Insurance Operations      Senior Vice President
                        5780 Powers Ferry Road        Taxation
                        Atlanta, GA  30327-4390

David S. Pendergrass    ING Insurance Operations      Vice President and
                        5780 Powers Ferry Road        Treasurer
                        Atlanta, GA  30327-4390

Paula Cludray-Engelke   ReliaStar Financial Corp.     Secretary
                        20 Washington Avenue South
                        Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 28, 2002, there are 90,310 qualified contract owners and 113,651 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 29th day of April, 2002.



                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Chris D. Schreier*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2002.

Signature                     Title
---------                     -----

                              President
--------------------
Chris D. Schreier*



                              Director, Senior Vice President
--------------------          and Chief Financial Officer
Wayne R. Huneke*


                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Wayne R. Huneke*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

9         Opinion and Consent of Kimberly J. Smith               EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A